UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2009

Date of reporting period: July 31, 2009

Item 1.	Reports to Stockholders.

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NYSE SERIES

JULY 31, 2009

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iShares S&P North American Technology Sector Index Fund iShares S&P North American Technology-Multimedia Networking Index Fund iShares S&P North American Technology-Semiconductors Index Fund iShares S&P North American Technology-Software Index Fund iShares S&P North American Natural Resources Sector Index Fund iShares NYSE Composite Index Fund iShares NYSE 100 Index Fund

iSHARES®

iSHARES

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Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

(TICKER: IGM)

INVESTMENT OBJECTIVE

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (10.91)%, while the total return for the Index was (10.58)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Broad U.S. stock indices declined during the 12-month reporting period ended July 31, 2009 in an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983.

After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

Performance within the technology sector, as measured by the Index, was negative for the reporting period as technology spending decreased in the weak economic environment. Mirroring the broader market, sector performance improved during the course of the reporting period, which helped mitigate losses for the sector. In addition, select companies within the sector experienced gains attributable to high consumer demand for innovative new products, which may have helped enable the sector to weather the weak economic environment better than the overall market.

Performance was mixed for the Fund’s ten largest holdings as of July 31, 2009. Three of the ten largest holdings delivered positive returns for the reporting period, including Oracle Corp., which produced the most solid gain. Apple Inc., maker of the iPhone®, also finished the reporting period in positive territory, as did networking company Cisco Systems Inc. Research in Motion Ltd., maker of the Blackberry® handheld device, posted a significant decline. Wireless communications company QUALCOMM Inc. and semiconductor company Intel Corp., also declined notably.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.91)%	(10.83)%	(10.58)%	2.29%	2.30%	2.74%	(2.26)%	(2.26)%	(1.81)%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.91)%	(10.83)%	(10.58)%	12.00%	12.04%	14.47%	(17.46)%	(17.43)%	(14.19)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Industry	Percentage of Net Assets
Computers	30.25%

Software	21.13

Telecommunications	15.22

Semiconductors	14.60

Internet	12.19

Commercial Services	3.46

Electronics	2.26

Office & Business Equipment	0.37

Distribution & Wholesale	0.24

Electrical Components & Equipment	0.13

Machinery	0.11

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Microsoft Corp.	8.55%

International Business Machines Corp.	8.17

Apple Inc.	7.64

Cisco Systems Inc.	6.65

Intel Corp.	5.64

Google Inc. Class A	5.58

Hewlett-Packard Co.	5.42

Oracle Corp.	4.39

QUALCOMM Inc.	4.01

Research in Motion Ltd.	1.97

TOTAL	58.02%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

(TICKER: IGN)

INVESTMENT OBJECTIVE

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Index includes companies that are producers of telecom, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (14.12)%, while the total return for the Index was (13.76)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Broad U.S. stock indices declined during the 12-month reporting period ended July 31, 2009 in an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983.

After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

Performance for networking stocks as a group continued to be negative for the reporting period, as the weak economic environment contributed to a reduction in spending on technology. Conditions improved during the course of the reporting period, however, reducing some of the more significant declines registered early in the period. Overall, networking stocks outperformed the broader market during the period.

Performance was mixed for the Fund’s ten largest holdings as of July 31, 2009. F5 Networks Inc., which markets products that optimize delivery of network-based applications, posted a solid gain. Data storage device company Brocade Communications Systems Inc. also performed well, as did communications equipment maker Tellabs Inc. Networking device companies Cisco Systems Inc. and Juniper Networks Inc. both delivered nearly flat returns. Research in Motion Ltd., maker of the Blackberry® handheld device, experienced a double-digit decline, as did communications equipment company Harris Corp.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.12)%	(14.02)%	(13.76)%	(1.67)%	(1.66)%	(1.19)%	(4.63)%	(4.62)%	(4.11)%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.12)%	(14.02)%	(13.76)%	(8.09)%	(8.02)%	(5.81)%	(31.75)%	(31.70)%	(28.68)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Industry	Percentage of Net Assets
Telecommunication Equipment	27.37%

Networking Products	23.81

Wireless Equipment	17.02

Computers	10.41

Computer – Integrated Systems	7.02

Telecommunication Equipment Fiber Optics	5.62

Internet Infrastructure Software	4.82

Semiconductor Components/ Integrated Circuits	1.43

Internet Infrastructure Equipment	1.31

Satellite Telecommunications	1.14

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Cisco Systems Inc.	8.72%

QUALCOMM Inc.	7.39

Motorola Inc.	7.17

Research in Motion Ltd.	6.29

Juniper Networks Inc.	5.89

Harris Corp.	5.09

Brocade Communications Systems Inc.	4.96

F5 Networks Inc.	4.82

Tellabs Inc.	4.36

Palm Inc.	4.12

TOTAL	58.81%

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

(TICKER: IGW)

INVESTMENT OBJECTIVE

The iShares S&P North American Technology-Semiconductors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Semiconductors IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of semiconductor companies in the U.S. and Canada. The Index includes companies that are producers of semiconductors and semiconductor equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (8.87)%, while the total return for the Index was (8.91)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Broad U.S. stock indices declined during the 12-month reporting period ended July 31, 2009 in an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983.

After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

The semiconductor industry as a group continued to deliver negative returns for the reporting period as the weak economic environment contributed to a reduction in spending levels on technology by businesses. The share prices of many companies rebounded in the second half of the reporting period, however, mitigating more substantial losses that were suffered early in the period. Overall, semiconductor stocks outperformed the broader market during the period.

Most of the Fund’s ten largest holdings as of July 31, 2009 delivered negative returns for the reporting period, although several holdings delivered sound gains. Broadcom Corp.’s Class A shares posted the strongest results among the ten largest holdings. NVIDIA Corp., manufacturer of visual computing technologies, also logged a solid return. Computer chip manufacturer Texas Instruments Inc., the Fund’s largest holding, registered a modest gain. On the negative side, fabrication equipment maker Applied Materials Inc., programmable logic device producer Altera Corp., and KLA-Tencor Corp., were among holdings whose share prices experienced double-digit declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.87)%	(8.75)%	(8.91)%	(3.11)%	(3.08)%	(2.76)%	(5.05)%	(5.04)%	(4.68)%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.87)%	(8.75)%	(8.91)%	(14.62)%	(14.48)%	(13.06)%	(34.14)%	(34.11)%	(32.06)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Industry	Percentage of Net Assets
Electronic Components – Semiconductors	62.86%

Semiconductor Equipment	19.99

Semiconductor Components/ Integrated Circuits	15.01

Networking Products	0.92

Lasers – Systems/Components	0.61

Instruments – Scientific	0.55

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Texas Instruments Inc.	9.01%

Intel Corp.	8.96

Applied Materials Inc.	8.95

Broadcom Corp. Class A	7.28

Analog Devices Inc.	4.81

NVIDIA Corp.	4.26

Xilinx Inc.	3.60

Linear Technology Corp.	3.60

Altera Corp.	3.31

KLA-Tencor Corp.	3.27

TOTAL	57.05%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

(TICKER: IGV)

INVESTMENT OBJECTIVE

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Software IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Index includes companies that are producers of client/server applications, enterprise software, application software, and PC and home entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (14.26)%, while the total return for the Index was (14.15)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Broad U.S. stock indices declined during the 12-month reporting period ended July 31, 2009 in an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983.

After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

The software sector as a group declined for the reporting period. Within the sector, performance was weighed down by the weak economy, which contributed to a reduction in consumer and business demand for computers and mobile devices. Poor demand for these products, in turn, translated into lower demand for software. Performance for the sector generally rebounded in the second half of the reporting period, however, mitigating losses for the group. Overall, software stocks outperformed the broader market during the period.

Among the Fund’s ten largest holdings as of July 31, 2009, performance was mixed for the reporting period. Four of the ten largest holdings delivered positive returns. Security software provider McAfee Inc. and internet software company Citrix Systems Inc. posted solid gains. Intuit Inc. and Oracle Corp. also logged positive results. Electronic Arts Inc. and Activision Blizzard Inc., which publish online and console games, both experienced double-digit declines in share price, as did Symantec Corp. and Adobe Systems Inc.

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.26)%	(14.31)%	(14.15)%	3.88%	3.88%	4.34%	(2.24)%	(2.24)%	(1.78)%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.26)%	(14.31)%	(14.15)%	20.94%	20.94%	23.67%	(16.66)%	(16.66)%	(13.46)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Industry	Percentage of Net Assets
Applications Software	28.35%

Enterprise Software/Services	24.27

Internet Security	11.74

Entertainment Software	9.03

Electronic Forms	8.94

Computer-Aided Design	5.75

Electronic Design Automation	3.17

Computer – Integrated Systems	2.50

Computer Services	1.48

Electronic Components – Semiconductors	1.34

Internet Infrastructure Software	0.96

Transactional Software	0.93

Data Processing/Management	0.83

Educational Software	0.67

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Adobe Systems Inc.	8.94%

Microsoft Corp.	8.77

Oracle Corp.	8.68

Symantec Corp.	7.42

Intuit Inc.	5.98

CA Inc.	5.20

Electronic Arts Inc.	4.32

McAfee Inc.	4.32

Activision Blizzard Inc.	4.23

Citrix Systems Inc.	4.02

TOTAL	61.88%

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

(TICKER: IGE)

INVESTMENT OBJECTIVE

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (30.55)%, while the total return for the Index was (30.43)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Broad U.S. stock indices declined during the 12-month reporting period ended July 31, 2009 in an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983.

After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

Natural resources stocks as a group experienced significant declines for the reporting period as the global economic downturn reduced demand for natural resources. Falling oil and natural gas prices adversely affected the share prices of diversified oil companies as well as companies involved in the exploration of oil and gas. In addition, weak global demand for metals caused the prices of many metals and mining companies to fall during the reporting period. As a result, natural resources stocks underperformed the broader market during the period.

All of the Fund’s ten largest holdings as of July 31, 2009 declined for the reporting period. Oil and gas exploration and service companies Schlumberger Ltd. and Suncor Energy Inc. experienced substantial declines amid falling energy prices, as did diversified oil company ConocoPhillips. Apache Corp. and EnCana Corp. also suffered notable double-digit declines. Occidental Petroleum Corp. fared the best on a relative basis, experiencing only a modest decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.55)%	(30.55)%	(30.43)%	10.02%	10.01%	10.52%	9.82%	9.81%	10.29%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.55)%	(30.55)%	(30.43)%	61.19%	61.15%	64.89%	107.19%	107.06%	114.33%

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Industry	Percentage of Net Assets
Oil & Gas	63.03%

Mining	15.51

Oil & Gas Services	11.83

Packaging & Containers	2.49

Pipelines	2.29

Coal	2.00

Forest Products & Paper	1.79

Building Materials	0.50

Gas	0.19

Manufacturing	0.19

Transportation	0.07

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Chevron Corp.	7.88%

Exxon Mobil Corp.	7.58

ConocoPhillips	5.20

Schlumberger Ltd.	5.14

Occidental Petroleum Corp.	4.64

EnCana Corp.	3.23

Canadian Natural Resources Ltd.	2.63

Barrick Gold Corp.	2.44

Suncor Energy Inc.	2.44

Apache Corp.	2.26

TOTAL	43.44%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® NYSE COMPOSITE INDEX FUND

(TICKER: NYC)

INVESTMENT OBJECTIVE

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (21.44)%, while the total return for the Index was (21.51)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Broad U.S. stock indices declined during the 12-month reporting period ended July 31, 2009 in an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983.

After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

Within the Index, every major sector declined for the reporting period. The two largest sector weightings within the Index as of the end of the period, financials and energy, both experienced significant declines. Industrials and materials also declined in the face of a sluggish economic climate. Reflecting the drop in consumer spending during the reporting period, the consumer discretionary sector declined notably. Consumer staples fared the best on a relative basis, logging a more modest decline as consumers focused their spending on non–discretionary items during the weak economic climate.

All of the Fund’s ten largest holdings as of July 31, 2009 delivered negative returns for the reporting period. Industrial conglomerate General Electric Co. and banking company HSBC Holdings PLC posted the most substantial declines, reflecting the weak conditions in the industrials and financials sectors during the reporting period. The share prices of diversified oil companies Chevron Corp., BP PLC, and Exxon Mobil Corp. also fell amid declining energy prices. Financial company JPMorgan Chase & Co. held up the best, experiencing only a modest decline.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.44)%	(21.55)%	(21.51)%	2.38%	2.36%	2.48%	1.82%	1.79%	1.93%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.44)%	(21.55)%	(21.51)%	12.50%	12.34%	13.03%	10.11%	9.96%	10.75%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.37%

Financial	19.99

Energy	15.78

Industrial	10.00

Communications	9.29

Consumer Cyclical	8.44

Basic Materials	6.58

Technology	4.73

Utilities	3.67

Diversified	0.97

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.64%

HSBC Holdings PLC SP ADR	1.34

Johnson & Johnson	1.28

Procter & Gamble Co. (The)	1.24

International Business Machines Corp.	1.20

AT&T Inc.	1.19

BP PLC SP ADR	1.19

JPMorgan Chase & Co.	1.11

General Electric Co.	1.09

Chevron Corp.	1.06

TOTAL	13.34%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE 100 INDEX FUND

(TICKER: NY)

INVESTMENT OBJECTIVE

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (20.90)%, while the total return for the Index was (20.85)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Broad U.S. stock indices declined during the 12-month reporting period ended July 31, 2009 in an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983.

After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

Within the Index, every major sector declined for the reporting period. Two of the Index’s largest sector weightings, financials and energy, both experienced significant declines. Industrials and materials also declined in the face of a sluggish economic climate. Health care stocks as a group performed the best, experiencing only a modest decline for the period, reflecting their defensive nature.

All of the Fund’s ten largest holdings as of July 31, 2009 delivered negative returns for the reporting period. Bank of America Corp. and industrial conglomerate General Electric Co. posted the most substantial declines, reflecting the weak conditions in the financials and industrials sectors during the reporting period. The share prices of diversified oil companies Chevron Corp. and Exxon Mobil Corp. also fell notably amid weak energy prices. Wal-Mart Stores Inc. and The Procter & Gamble Co. also declined. Financial company JPMorgan Chase & Co. fared the best during the period, as it experienced only a modest decline.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE 100 INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.90)%	(21.08)%	(20.85)%	(1.39)%	(1.40)%	(1.24)%	(1.55)%	(1.58)%	(1.39)%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.90)%	(21.08)%	(20.85)%	(6.77)%	(6.79)%	(6.05)%	(7.99)%	(8.15)%	(7.22)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE 100 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	30.97%

Energy	17.67

Financial	13.75

Industrial	11.00

Consumer Cyclical	7.61

Communications	7.12

Technology	6.53

Utilities	2.42

Basic Materials	2.09

Diversified	0.72

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.08%

Johnson & Johnson	3.43

Procter & Gamble Co. (The)	3.31

AT&T Inc.	3.17

International Business Machines Corp.	3.17

JPMorgan Chase & Co.	2.94

General Electric Co.	2.88

Chevron Corp.	2.83

Bank of America Corp.	2.30

Wal-Mart Stores Inc.	2.27

TOTAL	33.38%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/09 to 7/31/09)
S&P North American Technology Sector
Actual	$1,000.00	$1,403.90	0.48%	$2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P North American Technology-Multimedia Networking
Actual	1,000.00	1,455.80	0.48	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P North American Technology-Semiconductors
Actual	1,000.00	1,538.90	0.48	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P North American Technology-Software
Actual	1,000.00	1,354.40	0.48	2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/09 to 7/31/09)
S&P North American Natural Resources Sector
Actual	$1,000.00	$1,219.30	0.48%	$2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
NYSE Composite
Actual	1,000.00	1,256.90	0.25	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
NYSE 100
Actual	1,000.00	1,145.70	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.96%

COMMERCIAL SERVICES – 3.46%
Alliance Data Systems Corp.[a,b]	10,119	$516,069
Convergys Corp.[a]	21,899	234,538
Euronet Worldwide Inc.[a]	8,606	181,070
Gartner Inc.[a]	10,115	172,966
Hewitt Associates Inc. Class Aa	14,532	434,943
Lender Processing Services Inc.	14,651	500,771
MasterCard Inc. Class A	12,629	2,450,405
SAIC Inc.[a]	35,471	641,670
Visa Inc. Class A	62,070	4,063,102
Western Union Co.	122,284	2,137,524
Wright Express Corp.[a]	6,583	186,167

		11,519,225

COMPUTERS – 30.25%
Affiliated Computer Services Inc. Class Aa	16,970	804,548
Apple Inc.[a]	155,693	25,438,679
Brocade Communications Systems Inc.[a]	67,375	529,567
CACI International Inc. Class Aa	5,337	246,569
Cadence Design Systems Inc.[a]	45,999	271,394
Cognizant Technology Solutions Corp. Class Aa	51,067	1,511,073
Computer Sciences Corp.[a]	26,516	1,277,276
Dell Inc.[a]	303,748	4,064,148
Diebold Inc.	11,564	320,554
DST Systems Inc.[a]	7,222	320,151
Electronics For Imaging Inc.[a]	7,409	84,463
EMC Corp.[a]	351,443	5,292,732
FactSet Research Systems Inc.[b]	7,277	412,606
Hewlett-Packard Co.	416,446	18,032,112
International Business Machines Corp.	230,611	27,195,955
Jack Henry & Associates Inc.	14,628	314,063
Lexmark International Inc. Class Aa	13,886	201,069
Mentor Graphics Corp.[a]	16,713	115,988
MICROS Systems Inc.[a]	14,019	383,980
NCR Corp.[a]	27,662	357,946
NetApp Inc.[a]	57,895	1,300,322
Palm Inc.[a,b]	24,270	381,767

Security	Shares	Value
Perot Systems Corp. Class Aa	15,305	$244,574
Research in Motion Ltd.[a]	86,432	6,568,832
Riverbed Technology Inc.[a]	9,460	189,295
SanDisk Corp.[a]	39,476	703,462
SRA International Inc. Class Aa	7,144	140,737
STEC Inc.[a]	5,325	181,529
Sun Microsystems Inc.[a]	130,547	1,197,116
Synaptics Inc.[a,b]	5,992	143,628
Synopsys Inc.[a]	25,092	501,338
Syntel Inc.[b]	2,327	92,103
Teradata Corp.[a]	30,037	738,009
Western Digital Corp.[a]	38,958	1,178,479

		100,736,064

DISTRIBUTION & WHOLESALE – 0.24%
Ingram Micro Inc. Class Aa	28,180	473,988
Tech Data Corp.[a]	8,876	310,039

		784,027

ELECTRICAL COMPONENTS & EQUIPMENT – 0.13%
Molex Inc.	24,165	429,170

		429,170

ELECTRONICS – 2.26%
Agilent Technologies Inc.[a]	60,087	1,395,220
Amphenol Corp. Class A	29,767	992,729
Arrow Electronics Inc.[a]	20,832	536,841
Avnet Inc.[a]	26,284	641,330
AVX Corp.	8,272	90,909
Benchmark Electronics Inc.[a]	11,690	184,702
Celestica Inc.[a]	35,417	282,273
Cogent Inc.[a]	6,397	72,926
Cymer Inc.[a,b]	5,336	182,545
Dolby Laboratories Inc. Class Aa	8,870	369,258
FEI Co.[a]	6,705	164,272
FLIR Systems Inc.[a]	26,138	561,706
Itron Inc.[a]	6,960	363,103
Jabil Circuit Inc.	37,344	342,071
L-1 Identity Solutions Inc.[a]	12,922	101,696
National Instruments Corp.	9,779	246,626
Plexus Corp.[a]	6,704	172,226
Rofin-Sinar Technologies Inc.[a]	4,880	105,945
Trimble Navigation Ltd.[a]	20,828	493,832
Vishay Intertechnology Inc.[a]	33,180	235,910

		7,536,120

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value
INTERNET – 12.19%
Akamai Technologies Inc.[a]	30,064	$494,252
Amazon.com Inc.[a]	56,257	4,824,600
Ariba Inc.[a]	14,851	156,084
Avocent Corp.[a]	7,806	121,071
CyberSource Corp.[a]	11,781	204,283
DealerTrack Holdings Inc.[a]	7,250	143,767
Digital River Inc.[a]	6,775	239,496
EarthLink Inc.[a]	17,946	151,644
eBay Inc.[a]	188,386	4,003,202
Equinix Inc.[a,b]	6,572	537,130
Expedia Inc.[a,b]	36,619	758,379
F5 Networks Inc.[a]	13,675	507,616
Google Inc. Class Aa	41,905	18,566,010
IAC/InterActiveCorp.[a]	17,062	314,111
j2 Global Communications Inc.[a]	7,983	191,512
McAfee Inc.[a]	27,205	1,212,799
Netflix Inc.[a,b]	7,145	313,951
NutriSystem Inc.[b]	5,107	72,673
Priceline.com Inc.[a]	7,243	938,838
Symantec Corp.[a]	142,563	2,128,466
TIBCO Software Inc.[a]	30,733	268,299
ValueClick Inc.[a]	14,826	170,499
VeriSign Inc.[a]	33,544	685,639
Websense Inc.[a]	7,514	111,207
Yahoo! Inc.[a]	243,608	3,488,467

		40,603,995

MACHINERY – 0.11%
Intermec Inc.[a]	8,253	112,571
Zebra Technologies Corp. Class Aa	10,386	253,834

		366,405

OFFICE & BUSINESS EQUIPMENT – 0.37%
Xerox Corp.	150,278	1,230,777

		1,230,777

SEMICONDUCTORS – 14.60%
Advanced Micro Devices Inc.[a]	97,701	357,586
Altera Corp.	51,016	953,489
Amkor Technology Inc.[a,b]	18,406	115,222
Analog Devices Inc.	50,943	1,394,310
Applied Materials Inc.	232,379	3,206,830
Atmel Corp.[a]	78,672	328,062
Broadcom Corp. Class Aa	74,558	2,104,772

Security	Shares	Value
Cree Inc.[a]	15,492	$496,674
Cypress Semiconductor Corp.[a]	25,130	266,881
Emulex Corp.[a]	14,894	135,982
Fairchild Semiconductor International Inc.[a]	22,177	195,823
FormFactor Inc.[a]	8,410	193,850
Hittite Microwave Corp.[a]	3,182	111,752
Integrated Device Technology Inc.[a]	28,966	196,100
Intel Corp.	974,687	18,762,725
International Rectifier Corp.[a]	12,811	212,150
Intersil Corp. Class A	21,342	306,685
KLA-Tencor Corp.	29,546	941,926
Lam Research Corp.[a]	22,003	661,410
Linear Technology Corp.	38,632	1,038,042
LSI Corp.[a]	112,958	585,122
Maxim Integrated Products Inc.	53,202	942,739
MEMC Electronic Materials Inc.[a]	38,865	684,801
Micrel Inc.	7,549	59,033
Microchip Technology Inc.	31,799	856,347
Micron Technology Inc.[a]	147,223	940,755
Microsemi Corp.[a]	14,484	197,707
MKS Instruments Inc.[a]	8,860	171,618
National Semiconductor Corp.	33,987	511,844
Novellus Systems Inc.[a]	17,052	333,708
NVIDIA Corp.[a]	95,560	1,235,591
ON Semiconductor Corp.[a]	73,188	534,272
PMC-Sierra Inc.[a]	38,860	355,569
QLogic Corp.[a]	20,751	270,801
Rambus Inc.[a]	18,223	308,515
Rovi Corp.[a]	14,296	373,983
Semtech Corp.[a]	10,404	191,434
Silicon Laboratories Inc.[a]	7,803	334,202
Skyworks Solutions Inc.[a]	29,572	357,230
Teradyne Inc.[a]	30,294	238,717
Tessera Technologies Inc.[a]	8,664	243,372
Texas Instruments Inc.	222,311	5,346,580
Varian Semiconductor Equipment Associates Inc.[a]	12,762	408,894
Xilinx Inc.	47,885	1,038,626
Zoran Corp.[a]	8,678	99,971

		48,601,702

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value
SOFTWARE – 21.13%
Activision Blizzard Inc.[a]	103,494	$1,185,006
Acxiom Corp.	11,616	112,094
Adobe Systems Inc.[a]	91,302	2,960,011
Advent Software Inc.[a]	2,618	95,426
ANSYS Inc.[a]	15,256	476,903
Autodesk Inc.[a]	39,712	866,119
Automatic Data Processing Inc.	87,443	3,257,252
Avid Technology Inc.[a]	5,510	67,498
Blackboard Inc.[a]	5,387	182,996
BMC Software Inc.[a]	32,370	1,101,551
Broadridge Financial Solutions Inc.	24,447	422,200
CA Inc.	68,988	1,458,406
Citrix Systems Inc.[a]	31,669	1,127,416
Compuware Corp.[a]	42,227	309,524
Concur Technologies Inc.[a]	7,508	258,951
Electronic Arts Inc.[a]	56,508	1,213,227
Fair Isaac Corp.	8,283	158,951
Fidelity National Information Services Inc.	33,262	778,996
Fiserv Inc.[a]	27,219	1,290,453
Global Payments Inc.	14,000	592,200
Informatica Corp.[a]	15,217	279,841
Intuit Inc.[a]	56,408	1,675,318
Lawson Software Inc.[a]	20,390	121,117
ManTech International Corp. Class Aa	3,578	190,707
Metavante Technologies Inc.[a]	15,687	483,160
Microsoft Corp.	1,210,394	28,468,467
MicroStrategy Inc. Class Aa	1,641	100,183
Novell Inc.[a]	61,023	279,485
Nuance Communications Inc.[a]	37,994	501,521
Omniture Inc.[a,b]	11,907	162,888
Open Text Corp.[a,b]	9,284	349,821
Oracle Corp.	660,985	14,627,598
Parametric Technology Corp.[a]	20,251	261,440
Paychex Inc.	56,089	1,486,359
Pegasystems Inc.	2,351	66,533
Progress Software Corp.[a]	6,791	153,680
Quest Software Inc.[a]	11,870	174,964
Red Hat Inc.[a]	32,872	750,468

Security	Shares	Value
Salesforce.com Inc.[a]	18,465	$800,273
Solera Holdings Inc.[a]	9,857	265,449
Sybase Inc.[a]	14,481	518,420
SYNNEX Corp.[a]	3,189	90,631
Take-Two Interactive Software Inc.	14,058	133,832
Total System Services Inc.	34,337	504,067

		70,361,402

TELECOMMUNICATIONS – 15.22%
ADC Telecommunications Inc.[a,b]	16,370	119,174
ADTRAN Inc.	9,774	236,140
Anixter International Inc.[a]	5,342	182,803
ARRIS Group Inc.[a]	21,943	267,266
Atheros Communications Inc.[a]	10,886	272,150
Ciena Corp.[a]	15,507	173,058
Cisco Systems Inc.[a]	1,006,607	22,155,420
CommScope Inc.[a]	14,245	364,672
Comtech Telecommunications Corp.[a]	5,051	160,975
Corning Inc.	271,321	4,612,457
EchoStar Corp. Class Aa	6,871	101,279
Harris Corp.	23,031	721,101
Infinera Corp.[a]	16,232	109,891
InterDigital Inc.[a]	7,805	231,106
JDS Uniphase Corp.[a]	39,260	230,064
Juniper Networks Inc.[a]	91,204	2,383,161
Motorola Inc.	399,611	2,861,215
NeuStar Inc. Class Aa	12,618	286,176
Plantronics Inc.	8,766	207,491
Polycom Inc.[a]	14,630	347,463
QUALCOMM Inc.	288,847	13,347,620
SAVVIS Inc.[a,b]	6,858	99,510
Sonus Networks Inc.[a]	45,677	86,786
Starent Networks Corp.[a]	5,600	134,288
Sycamore Networks Inc.[a]	32,060	109,004
Tekelec[a]	11,870	218,289
Tellabs Inc.[a]	68,964	399,991
3Com Corp.[a]	67,605	254,871

		50,673,421

TOTAL COMMON STOCKS
(Cost: $393,879,569)		332,842,308

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.76%

MONEY MARKET FUNDS – 0.76%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,d,e]	2,077,279	$2,077,279
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,d,e]	287,642	287,642
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,d]	174,549	174,549

		2,539,470

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,539,470)		2,539,470

TOTAL INVESTMENTS IN SECURITIES – 100.72% (Cost: $396,419,039)		335,381,778

Other Assets, Less Liabilities – (0.72)%		(2,409,155)

NET ASSETS – 100.00%		$332,972,623

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.95%

COMPUTER – INTEGRATED SYSTEMS – 7.02%
Brocade Communications Systems Inc.[a]	1,021,490	$8,028,911
Riverbed Technology Inc.[a]	166,377	3,329,204

		11,358,115

COMPUTERS – 10.41%
Palm Inc.[a,b]	423,789	6,666,201
Research in Motion Ltd.[a]	133,759	10,165,684

		16,831,885

INTERNET INFRASTRUCTURE EQUIPMENT – 1.31%
Avocent Corp.[a]	136,211	2,112,632

		2,112,632

INTERNET INFRASTRUCTURE SOFTWARE – 4.82%
F5 Networks Inc.[a]	210,224	7,803,515

		7,803,515

NETWORKING PRODUCTS – 23.81%
Cisco Systems Inc.[a]	640,765	14,103,238
Infinera Corp.[a]	293,306	1,985,681
Juniper Networks Inc.[a]	364,537	9,525,352
Polycom Inc.[a]	257,751	6,121,586
Starent Networks Corp.[a]	95,799	2,297,260
3Com Corp.[a]	1,191,275	4,491,107

		38,524,224

SATELLITE TELECOMMUNICATIONS – 1.14%
EchoStar Corp. Class Aa	125,358	1,847,777

		1,847,777

SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS – 1.43%
Emulex Corp.[a]	254,002	2,319,038

		2,319,038

TELECOMMUNICATION EQUIPMENT – 27.37%
ADC Telecommunications Inc.[a]	297,024	2,162,335
ADTRAN Inc.	168,721	4,076,299
ARRIS Group Inc.[a]	380,921	4,639,618
CommScope Inc.[a]	251,228	6,431,437
Comtech Telecommunications Corp.[a]	86,556	2,758,540
Harris Corp.	262,916	8,231,900
Plantronics Inc.	150,312	3,557,885

Security	Shares	Value
Sonus Networks Inc.[a]	840,911	$1,597,731
Tekelec[a]	204,648	3,763,477
Tellabs Inc.[a]	1,216,773	7,057,283

		44,276,505

TELECOMMUNICATION EQUIPMENT FIBER OPTICS – 5.62%
Ciena Corp.[a,b]	280,236	3,127,434
JDS Uniphase Corp.[a]	677,788	3,971,838
Sycamore Networks Inc.[a]	584,779	1,988,248

		9,087,520

WIRELESS EQUIPMENT – 17.02%
InterDigital Inc.[a]	134,387	3,979,199
Motorola Inc.	1,619,604	11,596,365
QUALCOMM Inc.	258,878	11,962,752

		27,538,316

TOTAL COMMON STOCKS
(Cost: $184,854,225)		161,699,527

SHORT-TERM INVESTMENTS – 4.52%

MONEY MARKET FUNDS – 4.52%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,d,e]	6,317,017	6,317,017
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,d,e]	874,720	874,720
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,d]	117,694	117,694

		7,309,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,309,431)		7,309,431

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

July 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 104.47%
(Cost: $192,163,656)	$169,008,958

Other Assets, Less Liabilities – (4.47)%	(7,231,258)

NET ASSETS – 100.00%	$161,777,700

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.94%

ELECTRONIC COMPONENTS – SEMICONDUCTORS – 62.86%
Advanced Micro Devices Inc.[a,b]	765,505	$2,801,748
Altera Corp.	400,318	7,481,943
Amkor Technology Inc.[a,b]	150,180	940,127
Broadcom Corp. Class Aa	583,334	16,467,519
Cree Inc.[a]	121,450	3,893,687
Fairchild Semiconductor International Inc.[a]	169,211	1,494,133
Intel Corp.	1,052,654	20,263,590
International Rectifier Corp.[a]	98,050	1,623,708
Intersil Corp. Class A	166,943	2,398,971
LSI Corp.[a]	885,026	4,584,435
MEMC Electronic Materials Inc.[a]	304,860	5,371,633
Microchip Technology Inc.	249,477	6,718,416
Micron Technology Inc.[a,b]	1,155,150	7,381,409
Microsemi Corp.[a]	110,884	1,513,567
National Semiconductor Corp.	266,128	4,007,888
NVIDIA Corp.[a]	745,277	9,636,432
ON Semiconductor Corp.[a]	573,296	4,185,061
PMC-Sierra Inc.[a]	304,199	2,783,421
Rambus Inc.[a,b]	142,672	2,415,437
Semtech Corp.[a]	83,379	1,534,174
Silicon Laboratories Inc.[a,b]	61,034	2,614,086
Skyworks Solutions Inc.[a]	228,692	2,762,599
Texas Instruments Inc.	847,436	20,380,836
Xilinx Inc.	375,918	8,153,661
Zoran Corp.[a]	70,597	813,277

		142,221,758

INSTRUMENTS – SCIENTIFIC – 0.55%
FEI Co.[a]	50,583	1,239,284

		1,239,284

LASERS – SYSTEMS/COMPONENTS – 0.61%
Cymer Inc.[a,b]	40,573	1,388,002

		1,388,002

NETWORKING PRODUCTS – 0.92%
Atheros Communications Inc.[a]	83,422	2,085,550

		2,085,550

SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS – 15.01%
Analog Devices Inc.	397,420	10,877,385
Atmel Corp.[a]	615,711	2,567,515

Security	Shares	Value
Cypress Semiconductor Corp.[a]	195,965	$2,081,148
Hittite Microwave Corp.[a]	25,754	904,480
Integrated Device Technology Inc.[a]	225,851	1,529,011
Linear Technology Corp.	303,251	8,148,354
Maxim Integrated Products Inc.	415,470	7,362,128
Micrel Inc.	62,631	489,774

		33,959,795

SEMICONDUCTOR EQUIPMENT – 19.99%
Applied Materials Inc.	1,467,567	20,252,425
FormFactor Inc.[a]	67,418	1,553,985
KLA-Tencor Corp.	231,775	7,388,987
Lam Research Corp.[a]	172,410	5,182,645
MKS Instruments Inc.[a]	67,369	1,304,938
Novellus Systems Inc.[a]	133,384	2,610,325
Teradyne Inc.[a]	236,489	1,863,533
Tessera Technologies Inc.[a]	66,437	1,866,215
Varian Semiconductor Equipment Associates Inc.[a]	99,901	3,200,828

		45,223,881

TOTAL COMMON STOCKS
(Cost: $275,453,252)		226,118,270

SHORT-TERM INVESTMENTS – 3.94%

MONEY MARKET FUNDS – 3.94%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,d,e]	7,733,097	7,733,097
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,d,e]	1,070,805	1,070,805
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,d]	107,712	107,712

		8,911,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,911,614)		8,911,614

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

July 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 103.88% (Cost: $284,364,866)	$235,029,884

Other Assets, Less Liabilities – (3.88)%	(8,779,425)

NET ASSETS – 100.00%	$226,250,459

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.96%

APPLICATIONS SOFTWARE – 28.35%
Citrix Systems Inc.[a]	339,865	$12,099,194
Compuware Corp.[a]	454,451	3,331,126
Intuit Inc.[a]	606,736	18,020,059
Microsoft Corp.	1,122,614	26,403,881
Nuance Communications Inc.[a]	406,549	5,366,447
Progress Software Corp.[a]	75,216	1,702,138
Quest Software Inc.[a]	115,843	1,707,526
Red Hat Inc.[a]	354,863	8,101,522
Salesforce.com Inc.[a,b]	199,462	8,644,683

		85,376,576

COMPUTER – INTEGRATED SYSTEMS – 2.50%
Jack Henry & Associates Inc.	157,352	3,378,347
MICROS Systems Inc.[a]	150,982	4,135,397

		7,513,744

COMPUTER-AIDED DESIGN – 5.75%
ANSYS Inc.[a]	164,586	5,144,958
Autodesk Inc.[a]	428,954	9,355,487
Parametric Technology Corp.[a]	217,864	2,812,624

		17,313,069

COMPUTER SERVICES – 1.48%
FactSet Research Systems Inc.[b]	78,432	4,447,094

		4,447,094

DATA PROCESSING/MANAGEMENT – 0.83%
Fair Isaac Corp.	91,210	1,750,320
Pegasystems Inc.	26,765	757,450

		2,507,770

EDUCATIONAL SOFTWARE – 0.67%
Blackboard Inc.[a]	59,435	2,019,007

		2,019,007

ELECTRONIC COMPONENTS – SEMICONDUCTORS – 1.34%
Rovi Corp.[a]	153,831	4,024,219

		4,024,219

ELECTRONIC DESIGN AUTOMATION – 3.17%
Cadence Design Systems Inc.[a]	495,114	2,921,173
Mentor Graphics Corp.[a]	175,708	1,219,414
Synopsys Inc.[a]	270,652	5,407,627

		9,548,214

Security	Shares	Value
ELECTRONIC FORMS – 8.94%
Adobe Systems Inc.[a]	830,868	$26,936,741

		26,936,741

ENTERPRISE SOFTWARE/SERVICES – 24.27%
Advent Software Inc.[a]	29,184	1,063,757
Ariba Inc.[a]	164,048	1,724,144
BMC Software Inc.[a]	347,294	11,818,415
CA Inc.	740,545	15,655,121
Concur Technologies Inc.[a]	79,349	2,736,747
Informatica Corp.[a]	163,691	3,010,278
Lawson Software Inc.[a]	225,580	1,339,945
MicroStrategy Inc. Class Aa	17,082	1,042,856
Novell Inc.[a]	648,599	2,970,583
Oracle Corp.	1,181,004	26,135,619
Sybase Inc.[a]	156,156	5,590,385

		73,087,850

ENTERTAINMENT SOFTWARE – 9.03%
Activision Blizzard Inc.[a]	1,111,640	12,728,278
Electronic Arts Inc.[a]	606,527	13,022,135
Take-Two Interactive Software Inc.	151,454	1,441,842

		27,192,255

INTERNET INFRASTRUCTURE SOFTWARE – 0.96%
TIBCO Software Inc.[a]	329,865	2,879,721

		2,879,721

INTERNET SECURITY – 11.74%
McAfee Inc.[a]	291,798	13,008,355
Symantec Corp.[a]	1,496,937	22,349,269

		35,357,624

TRANSACTIONAL SOFTWARE – 0.93%
Solera Holdings Inc.[a]	104,512	2,814,508

		2,814,508

TOTAL COMMON STOCKS
(Cost: $366,936,420)		301,018,392

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.23%

MONEY MARKET FUNDS – 2.23%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,d,e]	5,753,068	$5,753,068
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,d,e]	796,630	796,630
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,d]	180,648	180,648

		6,730,346

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,730,346)		6,730,346

TOTAL INVESTMENTS IN SECURITIES – 102.19% (Cost: $373,666,766)		307,748,738

Other Assets, Less Liabilities – (2.19)%		(6,601,736)

NET ASSETS – 100.00%		$301,147,002

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.89%

BUILDING MATERIALS – 0.50%
Eagle Materials Inc.	49,963	$1,363,990
Martin Marietta Materials Inc.	50,999	4,389,484
Texas Industries Inc.[a]	31,736	1,443,988

		7,197,462

COAL – 2.00%
Alpha Natural Resources Inc.[a,b]	81,735	2,722,593
Arch Coal Inc.	181,414	3,158,418
CONSOL Energy Inc.	206,932	7,352,294
Foundation Coal Holdings Inc.	51,192	1,839,328
Massey Energy Co.	97,925	2,604,805
Patriot Coal Corp.[a,b]	84,620	708,269
Peabody Energy Corp.	306,271	10,140,633

		28,526,340

FOREST PRODUCTS & PAPER – 1.79%
International Paper Co.	495,113	9,313,075
MeadWestvaco Corp.	195,999	3,820,020
Rock-Tenn Co. Class A	43,932	1,975,183
Temple-Inland Inc.	121,870	1,908,484
Weyerhaeuser Co.	242,069	8,482,098

		25,498,860

GAS – 0.19%
Southern Union Co.	142,103	2,753,956

		2,753,956

MANUFACTURING – 0.19%
AptarGroup Inc.	77,598	2,709,722

		2,709,722

MINING – 15.51%
Agnico-Eagle Mines Ltd.	178,422	10,446,608
Alcoa Inc.	1,115,775	13,121,514
Barrick Gold Corp.	1,000,672	34,923,453
Cameco Corp.	449,398	12,425,855
Compass Minerals International Inc.	37,318	1,984,944
Eldorado Gold Corp.[b]	424,973	4,249,730
Freeport-McMoRan Copper & Gold Inc.	472,423	28,487,107
Goldcorp Inc.	837,700	31,572,913
IAMGOLD Corp.	418,182	4,416,002
Ivanhoe Mines Ltd.[a,b]	316,757	2,553,061

Security	Shares	Value
Kinross Gold Corp.	797,405	$15,661,034
Newmont Mining Corp.	561,684	23,225,633
Pan American Silver Corp.[b]	99,930	1,969,620
Royal Gold Inc.	41,050	1,686,334
Silver Standard Resources Inc.[a,b]	78,598	1,546,023
Silver Wheaton Corp.[a,b]	356,694	3,274,451
Teck Resources Ltd. Class Bb	551,280	14,493,151
Titanium Metals Corp.	97,510	816,159
Vulcan Materials Co.	139,491	6,623,033
Yamana Gold Inc.	839,624	7,968,032

		221,444,657

OIL & GAS – 63.03%
Anadarko Petroleum Corp.	572,549	27,596,862
Apache Corp.	384,415	32,271,639
Arena Resources Inc.[b]	43,725	1,426,747
Atwood Oceanics Inc.[b]	63,971	1,844,924
Bill Barrett Corp.[b]	42,688	1,348,514
Cabot Oil & Gas Corp.	118,724	4,170,774
Canadian Natural Resources Ltd.	621,634	37,540,477
Chesapeake Energy Corp.	645,379	13,836,926
Chevron Corp.	1,618,802	112,458,175
Cimarex Energy Co.	95,419	3,414,092
Comstock Resources Inc.[b]	53,218	2,048,893
Concho Resources Inc.[b]	57,923	1,778,236
ConocoPhillips	1,698,440	74,238,812
Denbury Resources Inc.[b]	285,078	4,732,295
Devon Energy Corp.	509,107	29,574,026
Diamond Offshore Drilling Inc.	79,556	7,149,698
EnCana Corp.	860,270	46,153,485
Encore Acquisition Co.[b]	60,453	2,152,127
ENSCO International Inc.	162,442	6,154,927
EOG Resources Inc.	287,189	21,260,602
EXCO Resources Inc.[b]	186,173	2,558,017
Exxon Mobil Corp.	1,536,658	108,165,357
Forest Oil Corp.[b]	127,595	2,149,976
Frontier Oil Corp.	120,018	1,668,250
Goodrich Petroleum Corp.[a,b]	25,858	663,258
Helmerich & Payne Inc.[a]	120,791	4,150,379
Hess Corp.	326,570	18,026,664
Holly Corp.	47,064	1,001,051
Marathon Oil Corp.	812,063	26,189,032
Mariner Energy Inc.[b]	114,939	1,378,119

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value
Murphy Oil Corp.	218,459	$12,714,314
Nabors Industries Ltd.[b]	324,240	5,518,565
Newfield Exploration Co.[b]	151,918	5,974,935
Nexen Inc.	598,524	12,455,284
Noble Energy Inc.	198,463	12,130,059
Occidental Petroleum Corp.	929,287	66,295,335
Patterson-UTI Energy Inc.	175,698	2,426,389
Penn Virginia Corp.	52,703	1,012,425
Petro-Canada	556,359	23,016,572
Petrohawk Energy Corp.[b]	315,674	7,664,565
Pioneer Natural Resources Co.	130,577	3,727,973
Plains Exploration & Production Co.[b]	139,638	4,000,629
Pride International Inc.[b]	198,844	4,985,019
Quicksilver Resources Inc.[a,b]	129,725	1,486,648
Range Resources Corp.	179,336	8,322,984
Rowan Companies Inc.	129,535	2,762,981
SandRidge Energy Inc.[a,b]	158,669	1,483,555
Southwestern Energy Co.[b]	394,469	16,342,851
St. Mary Land & Exploration Co.	71,472	1,706,037
Suncor Energy Inc.	1,074,577	34,902,261
Sunoco Inc.	133,909	3,306,213
Talisman Energy Inc.	1,164,800	17,926,272
Tesoro Corp.	158,495	2,074,699
Ultra Petroleum Corp.[b]	173,284	7,645,290
Unit Corp.[b]	54,457	1,725,742
Valero Energy Corp.	637,282	11,471,076
W&T Offshore Inc.	36,051	385,385
Whiting Petroleum Corp.[b]	58,243	2,676,848
XTO Energy Inc.	664,934	26,750,295

		899,993,535

OIL & GAS SERVICES – 11.83%
Baker Hughes Inc.	354,761	14,367,820
BJ Services Co.	334,586	4,744,429
Cameron International Corp.[b]	248,407	7,757,751
Dresser-Rand Group Inc.[b]	94,417	2,748,479
Dril-Quip Inc.[b]	34,423	1,455,749
Exterran Holdings Inc.[b]	71,532	1,243,941
FMC Technologies Inc.[b]	141,576	6,158,556
Halliburton Co.	1,029,278	22,736,751
National Oilwell Varco Inc.[b]	479,995	17,251,020
Oceaneering International Inc.[b]	62,676	3,191,462

Security	Shares	Value
Oil States International Inc.[b]	56,789	$1,540,118
Schlumberger Ltd.	1,371,663	73,383,970
SEACOR Holdings Inc.[b]	23,129	1,838,293
Smith International Inc.	251,229	6,313,385
Superior Energy Services Inc.[b]	89,521	1,485,153
Tidewater Inc.	59,226	2,665,170

		168,882,047

PACKAGING & CONTAINERS – 2.49%
Ball Corp.	107,664	5,206,631
Bemis Co. Inc.	123,427	3,248,599
Crown Holdings Inc.[b]	183,259	4,599,801
Greif Inc. Class A	39,220	2,013,163
Owens-Illinois Inc.[b]	192,780	6,542,953
Packaging Corp. of America	117,386	2,308,983
Pactiv Corp.[b]	151,134	3,805,554
Sealed Air Corp.	181,692	3,341,316
Silgan Holdings Inc.	29,266	1,470,909
Sonoco Products Co.	114,319	3,027,167

		35,565,076

PIPELINES – 2.29%
El Paso Corp.	803,034	8,078,522
Spectra Energy Corp.	740,709	13,599,417
Williams Companies Inc. (The)	664,235	11,086,082

		32,764,021

TRANSPORTATION – 0.07%
Overseas Shipholding Group Inc.	27,388	940,778

		940,778

TOTAL COMMON STOCKS
(Cost: $1,663,734,972)		1,426,276,454

SHORT-TERM INVESTMENTS – 0.99%

MONEY MARKET FUNDS – 0.99%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,d,e]	12,268,099	12,268,099
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,d,e]	1,698,768	1,698,768

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,d]	215,542	$215,542

		14,182,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,182,409)		14,182,409

TOTAL INVESTMENTS IN SECURITIES – 100.88% (Cost: $1,677,917,381)		1,440,458,863

Other Assets, Less Liabilities – (0.88)%		(12,597,566)

NET ASSETS – 100.00%		$1,427,861,297

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.75%

ADVERTISING – 0.10%
Interpublic Group of Companies Inc. (The)[a]	4,352	$22,674
Omnicom Group Inc.	2,351	79,934

		102,608

AEROSPACE & DEFENSE – 1.40%
AAR Corp.[a,b]	336	6,428
Alliant Techsystems Inc.[a]	77	6,061
Boeing Co. (The)	4,992	214,207
CAE Inc.	2,312	15,213
Curtiss-Wright Corp.	446	14,731
Esterline Technologies Corp.[a]	309	8,785
GenCorp Inc.[a]	1,024	2,662
General Dynamics Corp.	2,482	137,478
Goodrich Corp.	993	51,000
L-3 Communications Holdings Inc.	905	68,327
Lockheed Martin Corp.	2,341	175,013
Moog Inc. Class Aa	367	9,894
Northrop Grumman Corp.	2,382	106,190
Orbital Sciences Corp.[a]	535	7,244
Raytheon Co.	2,941	138,080
Rockwell Collins Inc.	1,281	54,058
Spirit AeroSystems Holdings Inc. Class Aa	784	10,200
Teledyne Technologies Inc.[a]	277	9,066
Triumph Group Inc.	227	9,066
United Technologies Corp.	6,680	363,860

		1,407,563

AGRICULTURE – 1.69%
Altria Group Inc.	15,939	279,411
Archer-Daniels-Midland Co.	4,475	134,787
Bunge Ltd.	942	65,912
Lorillard Inc.	1,396	102,913
Monsanto Co.	4,108	345,072
Philip Morris International Inc.	14,991	698,581
Reynolds American Inc.	1,370	59,609
Tejon Ranch Co.[a]	214	5,658

		1,691,943

AIRLINES – 0.16%
AirTran Holdings Inc.[a]	1,365	9,883

Security	Shares	Value
Alaska Air Group Inc.[a]	249	$5,742
AMR Corp.[a]	2,240	11,984
China Eastern Airlines Corp. Ltd. SP ADR[a]	174	5,599
China Southern Airlines Co. Ltd. SP ADR[a]	526	9,352
Continental Airlines Inc.
Class Ba	998	11,148
Delta Air Lines Inc.[a]	5,384	37,311
LAN Airlines SA SP ADR	1,013	12,389
Southwest Airlines Co.	5,349	41,990
TAM SA SP ADR[a]	786	9,660
US Airways Group Inc.[a]	2,266	6,639

		161,697

APPAREL – 0.37%
Carter’s Inc.[a]	670	18,988
Coach Inc.	2,467	72,999
Gildan Activewear Inc.[a]	1,200	19,944
Guess? Inc.	474	13,779
Hanesbrands Inc.[a]	769	15,303
Liz Claiborne Inc.	1,025	3,239
Nike Inc. Class B	2,150	121,776
Phillips-Van Heusen Corp.	465	16,452
Polo Ralph Lauren Corp.	496	31,273
Quiksilver Inc.[a]	1,282	2,756
VF Corp.	678	43,860
Wolverine World Wide Inc.	517	12,460

		372,829

AUTO MANUFACTURERS – 1.98%
Daimler AGb	6,813	316,464
Ford Motor Co.[a]	23,724	189,792
Honda Motor Co. Ltd. SP ADR	14,094	452,840
Navistar International Corp.[a]	428	16,923
Oshkosh Corp.	643	17,650
Tata Motors Ltd. SP ADR	2,420	25,531
Toyota Motor Corp. SP ADR	11,440	963,019

		1,982,219

AUTO PARTS & EQUIPMENT – 0.28%
American Axle & Manufacturing Holdings Inc.	556	1,223
ArvinMeritor Inc.	906	6,559
Autoliv Inc.	469	16,795

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
BorgWarner Inc.	906	$30,070
Goodyear Tire & Rubber Co. (The)[a]	1,905	32,423
Johnson Controls Inc.	4,619	119,540
Magna International Inc. Class A	909	46,323
Modine Manufacturing Co.	367	2,808
Superior Industries International Inc.	284	4,482
Tenneco Inc.[a]	452	7,309
WABCO Holdings Inc.	701	13,326

		280,858

BANKS – 10.51%
Allied Irish Banks PLC SP ADR	3,525	17,413
Banco Bilbao Vizcaya Argentaria SA SP ADR	29,173	479,604
Banco de Chile SP ADR	222	9,879
Banco Latinoamericano de Comercio Exterior SA Class E	479	6,165
Banco Santander Chile SA SP ADR	267	13,112
Banco Santander SA SP ADR	62,460	903,172
BancorpSouth Inc.	721	16,222
Bank of America Corp.	58,826	870,037
Bank of Hawaii Corp.	413	15,847
Bank of Ireland SP ADR[a]	1,982	22,714
Bank of Montreal	4,231	212,015
Bank of New York Mellon Corp. (The)	8,836	241,576
Bank of Nova Scotia	7,608	324,938
Barclays PLC SP ADR[c]	21,053	432,429
BB&T Corp.	4,901	112,135
Canadian Imperial Bank of Commerce	2,920	179,989
City National Corp.	339	13,370
Colonial BancGroup Inc. (The)[a,b]	1,551	946
Comerica Inc.	1,236	29,466
Community Bank System Inc.	291	5,276
Credicorp Ltd.	366	24,412
Credit Suisse Group PLC SP ADR	8,316	393,929
Cullen/Frost Bankers Inc.	420	20,173
Deutsche Bank AG	4,752	308,405
Discover Financial Services	4,021	47,769
F.N.B. Corp.	1,030	7,993
First BanCorp (Puerto Rico)	672	2,083
First Horizon National Corp.[a]	1,706	21,871
HDFC Bank Ltd. SP ADR	846	82,713

Security	Shares	Value
HSBC Holdings PLC SP ADR	26,572	$1,347,200
ICICI Bank Ltd. SP ADR	3,217	100,853
KB Financial Group Inc. SP ADR[a]	2,710	116,286
KeyCorp	4,565	26,386
Lloyds TSB Group PLC SP ADR	29,133	165,184
M&T Bank Corp.[b]	699	40,766
Marshall & Ilsley Corp.	2,018	12,189
Mitsubishi UFJ Financial Group Inc. SP ADR	89,925	557,535
Mizuho Financial Group Inc. SP ADR[b]	52,350	246,045
National Bank of Greece SA SP ADR	22,671	134,439
PNC Financial Services Group Inc. (The)	3,325	121,894
Regions Financial Corp.	8,227	36,363
Royal Bank of Canada	10,337	490,697
Royal Bank of Scotland Group PLC SP ADR[a]	6,491	96,197
Santander BanCorp[a]	549	3,327
State Street Corp.	3,747	188,474
SunTrust Banks Inc.	3,497	68,191
Synovus Financial Corp.	2,444	8,578
TCF Financial Corp.	1,040	14,706
Toronto-Dominion Bank (The)	6,505	381,453
U.S. Bancorp	13,378	273,045
Valley National Bancorp[b]	1,169	14,870
Webster Financial Corp.	590	6,673
Wells Fargo & Co.	34,568	845,533
Westpac Banking Corp. SP ADR	4,509	410,319
Wilmington Trust Corp.	599	6,883

		10,529,739

BEVERAGES – 2.10%
Brown-Forman Corp. Class B NVS	547	24,041
Coca-Cola Co. (The)	16,178	806,312
Coca-Cola Enterprises Inc.	2,430	45,660
Coca-Cola FEMSA SAB de CV SP ADR	268	12,382
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,360	31,443
Compania Cervecerias Unidas SA SP ADR	236	8,064
Constellation Brands Inc. Class Aa	1,620	22,129

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Cott Corp.[a]	1,198	$6,637
Diageo PLC SP ADR	4,761	296,991
Dr Pepper Snapple Group Inc.[a]	1,970	48,482
Embotelladora Andina SA Class A SP ADR	450	6,795
Embotelladora Andina SA Class B SP ADR	466	8,504
Molson Coors Brewing Co. Class B	1,221	55,201
Pepsi Bottling Group Inc.	987	33,509
PepsiAmericas Inc.	641	17,166
PepsiCo Inc.	11,839	671,863
Vina Concha y Toro SA SP ADR	306	12,730

		2,107,909

BIOTECHNOLOGY – 0.07%
American Oriental Bioengineering Inc.[a,b]	1,719	10,452
Charles River Laboratories International Inc.[a]	641	21,198
Enzo Biochem Inc.[a]	1,481	7,553
Millipore Corp.[a]	491	34,174

		73,377

BUILDING MATERIALS – 0.35%
Cemex SAB de CV SP ADR[a]	6,659	62,528
Comfort Systems USA Inc.	718	8,458
CRH PLC SP ADR	5,539	136,979
Eagle Materials Inc.	488	13,322
Lennox International Inc.	452	15,752
Martin Marietta Materials Inc.	328	28,231
Masco Corp.	2,842	39,589
NCI Building Systems Inc.[a,b]	352	1,387
Owens Corning[a]	702	12,903
Quanex Building Products Corp.	813	9,667
Simpson Manufacturing Co. Inc.[b]	302	8,577
Texas Industries Inc.[b]	268	12,194

		349,587

CHEMICALS – 1.79%
Agrium Inc.	1,219	56,306
Air Products and Chemicals Inc.	1,488	111,005
Airgas Inc.	597	26,614
Albemarle Corp.	755	22,431
Arch Chemicals Inc.	182	4,832
Ashland Inc.	594	19,685

Security	Shares	Value
Cabot Corp.	487	$8,912
Celanese Corp. Series A	1,128	28,990
CF Industries Holdings Inc.	455	35,918
Cytec Industries Inc.	481	12,073
Dow Chemical Co. (The)	7,942	168,132
E.I. du Pont de Nemours and Co.	6,434	199,004
Eastman Chemical Co.	488	24,234
Ecolab Inc.	1,312	54,461
Ferro Corp.	302	1,501
FMC Corp.	620	30,157
Georgia Gulf Corp.[a,b]	58	1,003
H.B. Fuller Co.	450	9,072
Huntsman Corp.	1,566	9,615
International Flavors & Fragrances Inc.	610	21,509
Intrepid Potash Inc.[a]	380	9,599
Lubrizol Corp.	541	31,340
Minerals Technologies Inc.	203	8,824
Mosaic Co. (The)	1,164	60,703
Olin Corp.	522	7,198
OM Group Inc.[a]	281	9,458
PolyOne Corp.[a]	1,497	6,422
Potash Corp. of Saskatchewan	2,246	208,900
PPG Industries Inc.	1,220	67,100
Praxair Inc.	2,307	180,361
RPM International Inc.	906	14,460
Sensient Technologies Corp.	517	13,023
Sherwin-Williams Co. (The)	747	43,139
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR[a]	182	8,326
Sociedad Quimica y Minera de Chile SA Series B SP ADR	817	29,240
Spartech Corp.	955	11,937
Syngenta AG SP ADR	3,638	167,057
Terra Industries Inc.	793	23,124
Valspar Corp. (The)	842	21,319
W.R. Grace & Co.[a]	712	11,841
Westlake Chemical Corp.	233	5,823
Zep Inc.	439	7,059

		1,791,707

COAL – 0.22%
Alpha Natural Resources Inc.[a]	586	19,520

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Arch Coal Inc.	1,177	$20,492
CONSOL Energy Inc.	1,430	50,808
Foundation Coal Holdings Inc.	484	17,390
Massey Energy Co.	659	17,529
Peabody Energy Corp.	2,005	66,386
Yanzhou Coal Mining Co. Ltd. SP ADR	1,665	25,791

		217,916

COMMERCIAL SERVICES – 1.51%
Aaron’s Inc.	462	12,691
ABM Industries Inc.	539	11,357
Accenture Ltd. Class A	4,785	167,810
Advance America Cash Advance Centers Inc.	960	5,299
Alliance Data Systems Corp.[a]	499	25,449
AMN Healthcare Services Inc.[a]	328	2,388
Arbitron Inc.	383	6,235
Avis Budget Group Inc.[a]	1,156	9,884
Bowne & Co. Inc.	500	4,015
Brinks Home Security Holdings Inc.[a]	470	14,015
Chemed Corp.	299	13,186
Consolidated Graphics Inc.[a]	157	2,873
Convergys Corp.[a]	924	9,896
Corrections Corp. of America[a]	1,130	19,504
DeVry Inc.	476	23,676
Dollar Thrifty Automotive Group Inc.[a]	587	9,715
Equifax Inc.	1,091	28,421
FTI Consulting Inc.[a]	412	22,425
Gartner Inc.[a]	641	10,961
GEO Group Inc. (The)[a]	700	12,586
H&R Block Inc.	2,780	46,398
HealthSpring Inc.[a]	526	6,643
Hertz Global Holdings Inc.[a,b]	1,849	17,455
Hewitt Associates Inc. Class Aa	725	21,699
Hillenbrand Inc.	739	13,391
Interactive Data Corp.	430	9,782
Iron Mountain Inc.[a]	1,537	44,896
ITT Educational Services Inc.[a]	303	29,497
Jackson Hewitt Tax Service Inc.	234	1,416
Korn/Ferry International[a]	578	8,040
Landauer Inc.	150	10,038
Lender Processing Services Inc.	770	26,319
Live Nation Inc.[a]	1,044	6,097

Security	Shares	Value
Manpower Inc.	573	$27,475
MasterCard Inc. Class A	626	121,463
MAXIMUS Inc.	104	4,432
McKesson Corp.	2,083	106,545
Midas Inc.[a]	355	3,504
Monster Worldwide Inc.[a]	1,106	14,411
Moody’s Corp.	1,417	33,640
New Oriental Education & Technology Group Inc. SP ADR[a]	306	22,491
PHH Corp.[a]	442	8,102
Pre-Paid Legal Services Inc.[a]	112	5,462
Quanta Services Inc.[a]	1,592	37,110
R.R. Donnelley & Sons Co.	1,658	23,046
Robert Half International Inc.	1,149	28,484
Rollins Inc.	690	12,648
SAIC Inc.[a]	1,687	30,518
Service Corp. International	2,335	14,757
Sotheby’s	575	8,665
Spherion Corp.[a]	1,245	6,847
TrueBlue Inc.[a]	569	7,226
United Rentals Inc.[a]	23	172
Viad Corp.	182	3,225
Visa Inc. Class A	3,422	224,004
Watson Wyatt Worldwide Inc. Class A	420	15,683
Weight Watchers International Inc.	339	9,451
Western Union Co.	5,344	93,413

		1,516,831

COMPUTERS – 2.58%
Affiliated Computer Services Inc. Class Aa	710	33,661
CGI Group Inc. Class Aa	2,630	26,800
CIBER Inc.[a]	820	2,714
Computer Sciences Corp.[a]	1,252	60,309
Diebold Inc.	678	18,794
DST Systems Inc.[a]	349	15,471
EMC Corp.[a]	15,378	231,593
FactSet Research Systems Inc.	387	21,943
Hewlett-Packard Co.	18,682	808,931
IHS Inc. Class Aa	424	21,175
International Business Machines Corp.	10,169	1,199,230

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
NCR Corp.[a]	1,504	$19,462
Perot Systems Corp. Class Aa	1,062	16,971
Quantum Corp.[a]	4,322	3,976
Teradata Corp.[a]	1,504	36,953
Tyler Technologies Inc.[a]	607	9,348
Unisys Corp.[a]	4,194	7,507
Western Digital Corp.[a]	1,710	51,727

		2,586,565

COSMETICS & PERSONAL CARE – 1.65%
Avon Products Inc.	3,353	108,570
Colgate-Palmolive Co.	3,762	272,519
Estee Lauder Companies Inc. (The) Class A	925	33,707
Procter & Gamble Co. (The)	22,406	1,243,757

		1,658,553

DISTRIBUTION & WHOLESALE – 0.17%
Corporate Express NV SP ADR[d]	1,296	16,996
Genuine Parts Co.	1,235	43,744
Ingram Micro Inc. Class Aa	1,235	20,773
Owens & Minor Inc.	422	18,695
W.W. Grainger Inc.	485	43,606
Watsco Inc.	284	14,899
WESCO International Inc.[a]	448	11,061

		169,774

DIVERSIFIED FINANCIAL SERVICES – 3.89%
Affiliated Managers Group Inc.[a]	322	21,258
American Express Co.	8,037	227,688
Ameriprise Financial Inc.	1,834	50,985
BlackRock Inc.	169	32,201
Capital One Financial Corp.	3,541	108,709
CIT Group Inc.	2,978	2,591
Citigroup Inc.	78,323	248,284
Doral Financial Corp.[a,b]	413	896
Eaton Vance Corp.	986	28,219
Federal Home Loan Mortgage Corp.[a,b]	8,200	5,084
Federal National Mortgage Association[b]	10,064	5,837
Federated Investors Inc. Class B	752	19,499
Financial Federal Corp.	410	8,315
First Marblehead Corp. (The)[a]	2,246	4,110
Franklin Resources Inc.	1,231	109,165

Security	Shares	Value
GAMCO Investors Inc. Class A	65	$2,967
Goldman Sachs Group Inc. (The)	3,280	535,624
IntercontinentalExchange Inc.[a]	594	55,872
Invesco Ltd.	3,193	63,062
Investment Technology Group Inc.[a]	368	8,225
Janus Capital Group Inc.	1,327	18,127
Jefferies Group Inc.[a,b]	1,133	25,900
JPMorgan Chase & Co.	28,807	1,113,391
Lazard Ltd. Class A	662	24,487
Legg Mason Inc.	1,045	29,406
Morgan Stanley	9,296	264,936
National Financial Partners Corp.	529	3,967
Nomura Holdings Inc. SP ADR	19,002	167,408
NYSE Euronext Inc.	1,956	52,714
ORIX Corp. SP ADR	1,493	48,761
Petrobras Energia Participaciones SA SP ADR	700	4,858
Raymond James Financial Inc.	820	16,826
Ritchie Bros. Auctioneers Inc.	885	21,240
Shinhan Financial Group Co. Ltd. SP ADR	1,586	106,706
SLM Corp.[a]	3,767	33,489
Stifel Financial Corp.[a]	298	14,879
Student Loan Corp. (The)	37	1,663
SWS Group Inc.	382	5,256
Teton Advisors Inc.[d]	2	–
UBS AGa	24,273	357,784
Waddell & Reed Financial Inc. Class A	847	24,029
Woori Finance Holdings Co. Ltd. SP ADR[a]	574	20,004

		3,894,422

ELECTRIC – 3.16%
AES Corp. (The)[a]	5,480	70,089
Allegheny Energy Inc.	1,369	34,512
ALLETE Inc.	313	10,010
Alliant Energy Corp.	816	21,347
Ameren Corp.	1,611	40,968
American Electric Power Co. Inc.	3,101	96,007
Avista Corp.	601	11,131
Black Hills Corp.	301	7,829
Calpine Corp.[a]	2,885	37,159

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
CenterPoint Energy Inc.	2,497	$30,089
Central Vermont Public Service Corp.	587	10,824
CH Energy Group Inc.	282	13,956
Cleco Corp.	603	14,285
CMS Energy Corp.	1,806	23,370
Consolidated Edison Inc.	2,077	81,751
Constellation Energy Group Inc.	1,393	39,979
Dominion Resources Inc.	4,373	147,807
DPL Inc.[b]	999	23,926
DTE Energy Co.	1,192	41,076
Duke Energy Corp.	9,685	149,924
Dynegy Inc. Class Aa	3,988	8,016
Edison International	2,265	73,205
El Paso Electric Co.[a]	716	10,819
Empire District Electric Co. (The)	784	14,386
Empresa Nacional de Electricidad SA SP ADR	939	46,293
Enersis SA SP ADR	2,168	41,604
Entergy Corp.	1,439	115,595
Exelon Corp.	5,060	257,352
FirstEnergy Corp.	2,288	94,266
FPL Group Inc.	2,885	163,493
Great Plains Energy Inc.	1,167	18,590
Hawaiian Electric Industries Inc.	792	14,153
Huaneng Power International Inc. SP ADR	640	20,006
IDACORP Inc.	452	12,529
Integrys Energy Group Inc.	604	20,403
Korea Electric Power Corp. SP ADR[a]	3,742	50,031
MDU Resources Group Inc.	1,356	27,296
Mirant Corp.[a]	1,251	22,593
National Grid PLC SP ADR	3,909	183,019
Northeast Utilities	1,277	29,384
NRG Energy Inc.[a]	1,940	52,787
NSTAR	797	25,584
NV Energy Inc.	1,880	21,620
OGE Energy Corp.	837	25,194
Pepco Holdings Inc.	1,622	23,324
PG&E Corp.	2,751	111,058
Pinnacle West Capital Corp.	917	29,307
PNM Resources Inc.	749	9,138
PPL Corp.	2,861	96,673

Security	Shares	Value
Progress Energy Inc.	2,010	$79,274
Public Service Enterprise Group Inc.	3,907	126,782
RRI Energy Inc.[a]	2,979	15,938
SCANA Corp.	801	28,315
Southern Co.	5,932	186,265
TECO Energy Inc.	1,467	19,790
TransAlta Corp.	1,737	34,532
UIL Holdings Corp.	334	8,150
UniSource Energy Corp.	464	12,806
Westar Energy Inc.	982	19,316
Wisconsin Energy Corp.	911	39,146
Xcel Energy Inc.	3,528	70,348

		3,164,419

ELECTRICAL COMPONENTS & EQUIPMENT – 0.40%
AMETEK Inc.	945	30,580
Belden Inc.	376	6,595
C&D Technologies Inc.[a,b]	1,402	2,804
Emerson Electric Co.	5,693	207,111
Energizer Holdings Inc.[a]	563	36,066
General Cable Corp.[a]	507	19,656
Hitachi Ltd. SP ADR	2,562	85,725
Hubbell Inc. Class B	376	14,032

		402,569

ELECTRONICS – 1.01%
Advantest Corp. SP ADR	1,370	29,893
Agilent Technologies Inc.[a]	2,860	66,409
Amphenol Corp. Class A	1,360	45,356
Arrow Electronics Inc.[a]	1,072	27,625
AU Optronics Corp. SP ADR[a]	6,318	70,383
Avnet Inc.[a]	1,134	27,670
AVX Corp.	638	7,012
Brady Corp. Class A	376	11,058
Celestica Inc.[a]	1,653	13,174
Checkpoint Systems Inc.[a]	705	12,218
CTS Corp.	1,109	9,349
Jabil Circuit Inc.	2,000	18,320
Koninklijke Philips Electronics NV NYS	7,544	171,701
Kyocera Corp. SP ADR	1,460	117,048
LG Display Co. Ltd. SP ADR	3,363	48,595
Mettler-Toledo International Inc.[a]	274	23,032
Park Electrochemical Corp.	262	6,123

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
PerkinElmer Inc.	906	$15,973
Technitrol Inc.	429	3,115
Thermo Fisher Scientific Inc.[a]	3,251	147,205
Thomas & Betts Corp.[a]	450	11,988
Tyco Electronics Ltd.	3,520	75,574
Vishay Intertechnology Inc.[a]	1,936	13,765
Waters Corp.[a]	747	37,537
Watts WaterTechnologies Inc. Class A	12	316

		1,010,439

ENERGY – ALTERNATE SOURCES – 0.06%
Covanta Holding Corp.[a]	1,070	18,072
Headwaters Inc.[a]	916	2,812
LDK Solar Co. Ltd. SP ADR[a,b]	696	7,614
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	1,081	19,880
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	1,076	14,279

		62,657

ENGINEERING & CONSTRUCTION – 0.64%
ABB Ltd. SP ADR	17,960	328,309
AECOM Technology Corp.[a]	781	25,304
Dycom Industries Inc.[a]	556	7,078
EMCOR Group Inc.[a]	601	14,496
Empresas ICA Sociedad Controladora SA de CV SP ADR[a]	1,111	8,244
Fluor Corp.	1,444	76,243
Granite Construction Inc.	288	9,757
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	224	9,941
Jacobs Engineering Group Inc.[a]	976	39,996
KBR Inc.	1,245	26,382
McDermott International Inc.[a]	1,823	35,621
Shaw Group Inc. (The)[a]	745	21,933
URS Corp.[a]	741	37,495

		640,799

ENTERTAINMENT – 0.11%
Bally Technologies Inc.[a]	596	21,581
International Game Technology	2,432	48,032
Pinnacle Entertainment Inc.[a]	873	8,756
Regal Entertainment Group Class A	658	8,186
Speedway Motorsports Inc.	229	3,655

Security	Shares	Value
Vail Resorts Inc.[a]	301	$8,612
Warner Music Group Corp.[a]	1,084	6,092

		104,914

ENVIRONMENTAL CONTROL – 0.22%
Calgon Carbon Corp.[a]	745	9,439
Mine Safety Appliances Co.	263	7,388
Nalco Holding Co.	1,007	17,814
Republic Services Inc.	2,371	63,069
Waste Connections Inc.[a]	709	20,001
Waste Management Inc.	3,821	107,408

		225,119

FOOD – 2.14%
Cadbury PLC SP ADR	2,625	103,766
Campbell Soup Co.	1,674	51,944
ConAgra Foods Inc.	3,547	69,628
Corn Products International Inc.	703	19,684
Cosan Ltd. Class Aa	1,793	12,049
Dean Foods Co.[a]	1,443	30,577
Del Monte Foods Co.	1,541	14,886
Flowers Foods Inc.	786	18,573
General Mills Inc.	2,342	137,967
Gruma SAB de CV SP ADR[a]	264	1,521
H.J. Heinz Co.	2,441	93,881
Hershey Co. (The)	1,235	49,338
Hormel Foods Corp.	567	20,361
J.M. Smucker Co. (The)	890	44,527
Kellogg Co.	1,847	87,732
Kraft Foods Inc. Class A	10,381	294,198
Kroger Co. (The)	4,624	98,861
McCormick & Co. Inc. NVS	943	30,383
Ralcorp Holdings Inc.[a]	481	30,548
Ruddick Corp.	479	11,256
Safeway Inc.	2,879	54,499
Sara Lee Corp.	4,984	53,030
Smithfield Foods Inc.[a,b]	1,126	15,257
SUPERVALU Inc.	1,728	25,626
Sysco Corp.	4,440	105,494
Tootsie Roll Industries Inc.	308	7,438
TreeHouse Foods Inc.[a]	347	11,260
Tyson Foods Inc. Class A	2,403	27,466
Unilever NV NYS	12,032	327,270
Unilever PLC SP ADR	10,169	267,953

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Weis Markets Inc.	178	$5,886
Wimm-Bill-Dann Foods OJSC SP ADR[a]	309	21,061

		2,143,920

FOREST PRODUCTS & PAPER – 0.29%
Buckeye Technologies Inc.[a]	264	1,676
Clearwater Paper Corp.[a]	149	5,970
Domtar Corp.[a]	538	10,200
International Paper Co.	3,037	57,126
MeadWestvaco Corp.	1,187	23,135
Neenah Paper Inc.	577	5,655
P.H. Glatfelter Co.	724	7,493
Plum Creek Timber Co. Inc.	1,261	39,444
Potlatch Corp.	519	15,347
Rayonier Inc.	674	26,279
Rock-Tenn Co. Class A	321	14,432
Sappi Ltd. SP ADR	3,173	10,249
Schweitzer-Mauduit International Inc.	212	6,932
Temple-Inland Inc.	827	12,951
Weyerhaeuser Co.	1,550	54,312

		291,201

GAS – 0.33%
AGL Resources Inc.	599	20,138
Atmos Energy Corp.	743	20,180
Energen Corp.	522	21,569
Laclede Group Inc. (The)	261	8,762
New Jersey Resources Corp.	432	16,675
Nicor Inc.	471	17,163
NiSource Inc.	2,034	26,218
Northwest Natural Gas Co.	219	9,776
Piedmont Natural Gas Co.	522	12,852
Sempra Energy	1,753	91,910
South Jersey Industries Inc.	248	9,146
Southern Union Co.	837	16,221
Southwest Gas Corp.	450	10,899
UGI Corp.	752	19,883
Vectren Corp.	604	14,834
WGL Holdings Inc.	376	12,453

		328,679

HAND & MACHINE TOOLS – 0.16%
Baldor Electric Co.	367	9,454
Black & Decker Corp. (The)	534	20,078
Kennametal Inc.	522	11,129
Nidec Corp. SP ADR[b]	3,980	71,441

Security	Shares	Value
Regal Beloit Corp.	259	$12,007
Snap-On Inc.	413	14,715
Stanley Works (The)	641	25,736

		164,560

HEALTH CARE – PRODUCTS – 3.03%
Alcon Inc.	586	74,774
Baxter International Inc.	4,582	258,287
Beckman Coulter Inc.	487	30,676
Becton, Dickinson and Co.	1,735	113,035
Boston Scientific Corp.[a]	11,782	126,539
C.R. Bard Inc.	624	45,908
Cantel Medical Corp.[a]	466	7,214
Cooper Companies Inc. (The)	409	11,223
Covidien PLC	3,907	147,724
Edwards Lifesciences Corp.[a]	450	29,434
Fresenius Medical Care AG & Co. KGaA SP ADR	1,486	68,193
Haemonetics Corp.[a]	263	15,520
Hill-Rom Holdings Inc.	630	10,798
Invacare Corp.	420	8,568
Inverness Medical Innovations Inc.[a]	739	24,867
Johnson & Johnson	21,033	1,280,699
Kinetic Concepts Inc.[a]	499	15,778
Luxottica Group SpA SP ADR[a]	1,189	29,820
Medtronic Inc.	8,495	300,893
Mindray Medical International Ltd. SP ADR	798	23,717
ResMed Inc.[a]	701	28,741
Smith & Nephew PLC SP ADR	1,362	54,003
St. Jude Medical Inc.[a]	2,656	100,158
Steris Corp.	522	14,658
Stryker Corp.	2,296	89,268
Symmetry Medical Inc.[a]	438	3,749
Varian Medical Systems Inc.[a]	1,002	35,341
West Pharmaceutical Services Inc.	408	14,892
Zimmer Holdings Inc.[a]	1,598	74,467

		3,038,944

HEALTH CARE – SERVICES – 0.93%
Aetna Inc.	3,416	92,130
Assisted Living Concepts Inc. Class Aa	229	3,298
Centene Corp.[a]	444	8,574
Community Health Systems Inc.[a]	781	22,118

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Covance Inc.[a]	505	$27,851
Coventry Health Care Inc.[a]	1,261	29,003
DaVita Inc.[a]	781	38,816
Health Management Associates Inc. Class Aa	2,254	13,592
Health Net Inc.[a]	862	11,663
HealthSouth Corp.[a]	744	10,714
Humana Inc.[a]	1,338	43,953
Laboratory Corp. of America Holdings[a]	840	56,440
MDS Inc.[a]	36	228
MEDNAX Inc.[a]	432	20,023
Molina Healthcare Inc.[a]	163	3,676
Quest Diagnostics Inc.	1,170	63,905
Sunrise Senior Living Inc.[a]	478	1,119
Tenet Healthcare Corp.[a]	3,540	13,983
UnitedHealth Group Inc.	9,061	254,252
Universal Health Services Inc. Class B	399	22,188
WellPoint Inc.[a]	3,718	195,716

		933,242

HOLDING COMPANIES – DIVERSIFIED – 0.89%
Berkshire Hathaway Inc. Class Ba	254	807,847
Leucadia National Corp.[a]	1,378	33,761
Tomkins PLC SP ADR	1,872	21,959
Walter Energy Inc.	486	23,989

		887,556

HOME BUILDERS – 0.14%
Centex Corp.[a]	916	9,994
Champion Enterprises Inc.[a]	1,623	763
D.R. Horton Inc.	2,191	25,394
KB Home	583	9,730
Lennar Corp. Class A	856	10,135
NVR Inc.[a]	41	24,647
Pulte Homes Inc.	1,650	18,760
Thor Industries Inc.[b]	454	10,855
Toll Brothers Inc.[a]	1,224	23,941
Winnebago Industries Inc.	447	4,702

		138,921

HOME FURNISHINGS – 0.52%
Furniture Brands International Inc.	669	2,683
Harman International Industries Inc.	522	12,883

Security	Shares	Value
Panasonic Corp. SP ADR	16,167	$255,600
Sony Corp. SP ADR	7,543	210,902
Thomson SA SP ADR[a]	2,573	3,345
Whirlpool Corp.	579	33,055

		518,468

HOUSEHOLD PRODUCTS & WARES – 0.42%
ACCO Brands Corp.[a]	1,380	6,031
American Greetings Corp. Class A	487	7,680
Avery Dennison Corp.	647	17,294
Blyth Inc.	95	4,031
Church & Dwight Co. Inc.	540	31,849
Clorox Co. (The)	1,049	63,999
Ennis Inc.	376	5,538
Fortune Brands Inc.	1,155	45,703
Jarden Corp.[a]	686	16,910
Kimberly-Clark Corp.	3,186	186,222
Scotts Miracle-Gro Co. (The) Class A	379	14,800
Tupperware Brands Corp.	606	20,646

		420,703

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	2,145	27,606
Toro Co. (The)	376	13,032

		40,638

INSURANCE – 4.04%
ACE Ltd.	2,562	125,692
Aegon NV SP ADR	11,036	81,777
Aflac Inc.	3,618	136,977
Alleghany Corp.[a]	50	13,525
Allianz SE SP ADR[b]	35,081	347,653
Allstate Corp. (The)	4,125	111,004
Ambac Financial Group Inc.[b]	2,484	1,863
American Financial Group Inc.	676	16,488
American International Group Inc.[b]	978	12,851
Aon Corp.	1,811	71,444
Arthur J. Gallagher & Co.	715	16,373
Aspen Insurance Holdings Ltd.	760	18,901
Assurant Inc.	978	24,959
Assured Guaranty Ltd.	774	10,813
AXA SP ADR	13,002	274,862
Axis Capital Holdings Ltd.	1,116	31,761
China Life Insurance Co. Ltd. SP ADR[b]	3,607	240,082

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Chubb Corp.	2,699	$124,640
CIGNA Corp.	2,069	58,760
CNA Financial Corp.	407	6,939
Conseco Inc.[a]	1,795	5,582
Delphi Financial Group Inc. Class A	376	8,960
Endurance Specialty Holdings Ltd.	451	15,050
Everest Re Group Ltd.	471	37,784
Fairfax Financial Holdings Ltd.	131	40,006
FBL Financial Group Inc. Class A	267	2,619
Fidelity National Financial Inc. Class A	1,747	25,069
First American Corp.	683	20,183
Genworth Financial Inc. Class A	3,268	22,549
Hanover Insurance Group Inc. (The)	500	19,655
Hartford Financial Services Group Inc. (The)	2,376	39,180
HCC Insurance Holdings Inc.	949	23,820
Horace Mann Educators Corp.	583	6,617
ING Groep NV SP ADR	15,815	204,646
Kingsway Financial Services Inc.	878	2,836
Lincoln National Corp.	1,880	39,837
Loews Corp.	2,822	84,716
Manulife Financial Corp.	12,519	304,337
Markel Corp.[a]	75	23,668
Marsh & McLennan Companies Inc.	3,926	80,169
Mercury General Corp.	226	7,926
MetLife Inc.	4,417	149,957
Montpelier Re Holdings Ltd.	900	14,112
Old Republic International Corp.	1,966	20,328
PartnerRe Ltd.	413	28,328
Phoenix Companies Inc. (The)[a]	1,727	3,799
Platinum Underwriters Holdings Ltd.	514	17,347
Primus Guaranty Ltd.[a,b]	803	2,385
Principal Financial Group Inc.	2,364	56,027
ProAssurance Corp.[a]	299	15,183
Progressive Corp. (The)[a]	5,027	78,321
Protective Life Corp.	473	7,071
Prudential Financial Inc.	3,258	144,232
Prudential PLC SP ADR	9,433	141,778
Reinsurance Group of America Inc.	518	21,497
RenaissanceRe Holdings Ltd.	486	24,421
RLI Corp.	217	10,765

Security	Shares	Value
StanCorp Financial Group Inc.	450	$15,489
Stewart Information Services Corp.	311	4,282
Sun Life Financial Inc.	4,309	146,937
Torchmark Corp.	696	27,186
Transatlantic Holdings Inc.	215	10,172
Travelers Companies Inc. (The)	4,433	190,929
Unitrin Inc.	339	4,471
Unum Group	2,667	50,060
W.R. Berkley Corp.	1,185	27,528
White Mountains Insurance Group Ltd.	52	13,416
Willis Group Holdings Ltd.	1,391	34,664
XL Capital Ltd. Class A	2,454	34,552
Zenith National Insurance Corp.	374	8,927

		4,046,737

INTERNET – 0.07%
Giant Interactive Group Inc. SP ADR	1,586	12,894
McAfee Inc.[a]	1,236	55,101
		67,995

INVESTMENT COMPANIES – 0.00%
Arlington Asset Investment Corp. Class Aa,b	3,914	1,605

		1,605

IRON & STEEL – 0.79%
AK Steel Holding Corp.	997	19,611
Allegheny Technologies Inc.	735	19,904
ArcelorMittal NYS	6,806	245,288
Carpenter Technology Corp.	448	8,373
Cliffs Natural Resources Inc.	976	26,733
Companhia Siderurgica Nacional SA SP ADR	2,939	75,238
Mechel OAO SP ADR	1,123	11,994
Nucor Corp.	2,258	100,413
POSCO SP ADR	2,221	224,476
Reliance Steel & Aluminum Co.	590	19,889
United States Steel Corp.	1,063	42,254

		794,173

LEISURE TIME – 0.18%
Carnival Corp.	3,233	90,492
Harley-Davidson Inc.	1,899	42,917
Polaris Industries Inc.	339	12,838

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Royal Caribbean Cruises Ltd.	1,189	$17,264
WMS Industries Inc.[a]	428	15,476

		178,987

LODGING – 0.20%
Boyd Gaming Corp.[a]	411	3,777
Choice Hotels International Inc.[b]	302	8,411
Gaylord Entertainment Co.[a,b]	413	5,894
InterContinental Hotels Group PLC SP ADR	2,014	22,798
Las Vegas Sands Corp.[a]	3,544	33,136
Marcus Corp.	579	7,319
Marriott International Inc. Class A	2,328	50,145
MGM MIRAGE[a,b]	1,982	14,330
Orient-Express Hotels Ltd. Class A	375	3,319
Starwood Hotels & Resorts Worldwide Inc.	1,388	32,771
Wyndham Worldwide Corp.	1,427	19,907

		201,807

MACHINERY – 0.62%
AGCO Corp.[a]	703	22,116
Albany International Corp. Class A	318	4,369
Applied Industrial Technologies Inc.	339	7,499
Briggs & Stratton Corp.	504	8,654
Cascade Corp.	148	3,619
Caterpillar Inc.	4,609	203,073
CNH Global NVa	148	2,600
Cummins Inc.	1,438	61,848
Deere & Co.	3,205	140,187
Flowserve Corp.	417	33,681
Gardner Denver Inc.[a]	452	13,194
Graco Inc.	567	14,028
IDEX Corp.	686	18,714
Kadant Inc.[a]	450	4,999
Manitowoc Co. Inc. (The)	1,048	6,477
NACCO Industries Inc. Class A	100	4,209
Rockwell Automation Inc.	1,047	43,356
Terex Corp.[a]	752	11,415
Wabtec Corp.	424	14,268

		618,306

MACHINERY – DIVERSIFIED – 0.08%
Kubota Corp. SP ADR	1,778	80,703

		80,703

Security	Shares	Value
MANUFACTURING – 3.16%
A.O. Smith Corp.	148	$5,778
Acuity Brands Inc.	390	11,509
Ameron International Corp.	128	9,539
AptarGroup Inc.	522	18,228
Barnes Group Inc.	615	8,653
Blount International Inc.[a]	760	7,068
Brink’s Co. (The)	302	8,199
Carlisle Companies Inc.	450	14,098
CLARCOR Inc.	533	17,648
Cooper Industries Ltd. Class A	1,283	42,275
Crane Co.	450	9,549
Danaher Corp.	1,881	115,192
Donaldson Co. Inc.	604	22,958
Dover Corp.	1,390	47,274
Eastman Kodak Co.	2,479	7,363
Eaton Corp.	1,267	65,783
EnPro Industries Inc.[a]	195	3,475
General Electric Co.	81,700	1,094,780
Harsco Corp.	785	21,595
Hexcel Corp.[a]	896	9,148
Honeywell International Inc.	5,205	180,614
Illinois Tool Works Inc.	3,125	126,719
Ingersoll-Rand PLC	2,495	72,056
ITT Corp.	1,430	70,642
John Bean Technologies Corp.	228	3,160
Leggett & Platt Inc.	1,429	24,793
Myers Industries Inc.	690	6,790
Pall Corp.	980	29,478
Parker Hannifin Corp.	1,295	57,343
Pentair Inc.	752	20,545
Roper Industries Inc.	736	35,196
Siemens AG SP ADR	6,210	493,571
Teleflex Inc.	366	17,553
Textron Inc.	1,929	25,926
3M Co.	4,785	337,438
Tredegar Corp.	392	5,739
Trinity Industries Inc.	760	10,610
Tyco International Ltd.	3,734	112,841

		3,171,126

MEDIA – 1.52%
A.H. Belo Corp. Class A	949	2,259

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Belo Corp. Class A	1,158	$3,323
British Sky Broadcasting Group PLC SP ADR	2,070	75,265
Cablevision Systems Corp. Class A	1,800	36,846
CBS Corp. Class B NVS	4,699	38,485
Corus Entertainment Inc. Class B	604	8,202
E.W. Scripps Co. (The) Class A	1,555	6,251
Entravision Communications Corp. Class Aa	2,736	1,587
Gannett Co. Inc.	1,727	12,089
Grupo Televisa SA SP ADR	3,727	67,421
John Wiley & Sons Inc. Class A	454	14,478
McGraw-Hill Companies Inc. (The)	2,410	75,554
Media General Inc. Class Ab	711	3,306
Meredith Corp.[b]	302	7,994
Pearson PLC SP ADR	6,608	76,587
Reed Elsevier NV SP ADR	2,354	49,104
Reed Elsevier PLC SP ADR	2,189	62,036
Rogers Communications Inc. Class B	3,763	104,762
Shaw Communications Inc. Class B	3,088	54,133
Thomson Reuters Corp.	1,484	48,126
Time Warner Cable Inc.	2,587	85,526
Time Warner Inc.	9,045	241,140
Viacom Inc. Class Ba	3,999	92,617
Walt Disney Co. (The)	13,432	337,412
Washington Post Co. (The) Class B	41	18,512

		1,523,015

METAL FABRICATE & HARDWARE – 0.26%
CIRCOR International Inc.	140	3,228
Commercial Metals Co.	981	16,226
Kaydon Corp.	310	10,128
Mueller Water Products Inc. Class A	993	3,833
Precision Castparts Corp.	1,060	84,599
Sims Metal Management Ltd. SP ADR	882	20,586
Sterlite Industries (India) Ltd. SP ADR	2,235	29,614
Tenaris SA SP ADR	1,870	56,698
Timken Co. (The)	748	15,244
Valmont Industries Inc.	148	10,629
Worthington Industries Inc.	879	11,620

		262,405

MINING – 3.67%
Agnico-Eagle Mines Ltd.	1,166	68,269

Security	Shares	Value
Alcoa Inc.	7,573	$89,058
Alumina Ltd. SP ADR	4,786	27,472
Aluminum Corp. of China Ltd. SP ADR	1,302	37,602
AMCOL International Corp.	312	5,869
AngloGold Ashanti Ltd. SP ADR	2,571	100,783
Barrick Gold Corp.	6,669	232,748
BHP Billiton Ltd. SP ADR	13,032	820,495
BHP Billiton PLC SP ADR	8,572	453,459
Cameco Corp.	2,938	81,236
Coeur d’Alene Mines Corp.[a]	613	8,705
Compania de Minas Buenaventura SA SP ADR	1,390	36,210
Compass Minerals International Inc.	254	13,510
Freeport-McMoRan Copper & Gold Inc.	3,105	187,232
Gammon Gold Inc.[a]	1,341	9,360
Gold Fields Ltd. SP ADR	5,186	62,543
Goldcorp Inc.	5,642	212,647
Harmony Gold Mining Co. Ltd. SP ADR[a]	2,473	22,900
Hecla Mining Co.[a,b]	1,577	4,968
IAMGOLD Corp.	3,263	34,457
Ivanhoe Mines Ltd.[a]	1,789	14,419
Kinross Gold Corp.	5,322	104,524
Newmont Mining Corp.	3,623	149,811
Rio Tinto PLC SP ADR	2,533	424,480
RTI International Metals Inc.[a]	231	4,103
Silver Wheaton Corp.[a]	2,539	23,308
Southern Copper Corp.	1,797	46,291
Stillwater Mining Co.[a]	639	4,275
Teck Resources Ltd. Class Ba	3,838	100,901
Titanium Metals Corp.	822	6,880
Vale SA SP ADR	10,229	201,818
Vulcan Materials Co.	737	34,993
Yamana Gold Inc.	5,700	54,093

		3,679,419

OFFICE & BUSINESS EQUIPMENT – 0.42%
Canon Inc. SP ADR	9,116	337,474
Pitney Bowes Inc.	1,557	32,152
Xerox Corp.	6,738	55,184

		424,810

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	750	$5,490

		5,490

OIL & GAS – 13.63%
Anadarko Petroleum Corp.	3,557	171,447
Apache Corp.	2,538	213,065
Atwood Oceanics Inc.[a]	580	16,727
Berry Petroleum Co. Class A	500	11,860
BP PLC SP ADR	23,825	1,192,203
Cabot Oil & Gas Corp.	824	28,947
Canadian Natural Resources Ltd.	4,178	252,309
Chesapeake Energy Corp.	4,761	102,076
Chevron Corp.	15,247	1,059,209
China Petroleum & Chemical Corp. SP ADR	1,289	115,185
Cimarex Energy Co.	636	22,756
CNOOC Ltd. SP ADR	1,167	155,596
Comstock Resources Inc.[a]	486	18,711
Concho Resources Inc.[a]	636	19,525
ConocoPhillips	10,422	455,546
Denbury Resources Inc.[a]	1,973	32,752
Devon Energy Corp.	3,179	184,668
Diamond Offshore Drilling Inc.	542	48,710
EnCana Corp.	5,834	312,994
Encore Acquisition Co.[a]	494	17,586
Eni SpA SP ADR	9,250	430,865
ENSCO International Inc.	1,165	44,142
EOG Resources Inc.	1,931	142,952
EQT Corp.	980	37,612
EXCO Resources Inc.[a]	1,406	19,318
Exxon Mobil Corp.	37,607	2,647,157
Forest Oil Corp.[a]	907	15,283
Frontier Oil Corp.	908	12,621
Goodrich Petroleum Corp.[a,b]	418	10,722
Helmerich & Payne Inc.	816	28,038
Hess Corp.	2,303	127,126
Marathon Oil Corp.	5,529	178,310
Mariner Energy Inc.[a]	1,041	12,482
Murphy Oil Corp.	1,452	84,506
Nabors Industries Ltd.[a]	2,373	40,388
Newfield Exploration Co.[a]	1,063	41,808
Nexen Inc.	4,043	84,135

Security	Shares	Value
Noble Corp.	2,106	$71,309
Noble Energy Inc.	1,358	83,001
Occidental Petroleum Corp.	6,226	444,163
Parker Drilling Co.[a]	1,876	8,667
Penn Virginia Corp.	397	7,626
Penn West Energy Trust	1,907	24,924
Petro-Canada	3,713	153,607
PetroChina Co. Ltd. SP ADR	1,635	192,521
Petrohawk Energy Corp.[a]	2,294	55,698
Petroleo Brasileiro SA SP ADR	8,629	355,860
Pioneer Natural Resources Co.	984	28,093
Plains Exploration & Production Co.[a]	978	28,020
Pride International Inc.[a]	1,249	31,312
Quicksilver Resources Inc.[a]	1,062	12,171
Range Resources Corp.	1,266	58,755
Repsol YPF SA SP ADR	6,117	142,710
Rowan Companies Inc.	710	15,144
Royal Dutch Shell PLC Class A SP ADR	13,604	716,115
Royal Dutch Shell PLC Class B SP ADR	10,405	546,575
SandRidge Energy Inc.[a]	986	9,219
Sasol Ltd. SP ADR	3,405	121,627
Southwestern Energy Co.[a]	2,670	110,618
St. Mary Land & Exploration Co.	688	16,423
StatoilHydro ASA SP ADR	8,351	179,129
Stone Energy Corp.[a]	375	4,073
Suncor Energy Inc.	7,168	232,817
Sunoco Inc.	962	23,752
Swift Energy Co.[a]	381	7,506
Talisman Energy Inc.	7,979	122,797
Tesoro Corp.	1,124	14,713
Total SA SP ADR	15,989	889,788
Transocean Ltd.[a]	2,487	198,189
Ultra Petroleum Corp.[a]	1,270	56,032
Unit Corp.[a]	449	14,229
VAALCO Energy Inc.	1,289	5,710
Valero Energy Corp.	4,092	73,656
W&T Offshore Inc.	552	5,901
Whiting Petroleum Corp.[a]	487	22,383
XTO Energy Inc.	4,559	183,409
YPF SA SP ADR	96	3,365

		13,660,944

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
OIL & GAS SERVICES – 1.31%
Baker Hughes Inc.	2,417	$97,889
BJ Services Co.	2,168	30,742
Cameron International Corp.[a]	1,658	51,779
Compagnie Generale de Geophysique-Veritas SP ADR[a]	1,398	28,421
Complete Production Services Inc.[a]	717	5,922
Core Laboratories NV	225	19,341
Dril-Quip Inc.[a]	328	13,871
Exterran Holdings Inc.[a]	568	9,878
FMC Technologies Inc.[a]	1,054	45,849
Halliburton Co.	6,938	153,260
Helix Energy Solutions Group Inc.[a]	723	7,584
ION Geophysical Corp.[a]	1,200	3,228
National Oilwell Varco Inc.[a]	3,183	114,397
Newpark Resources Inc.[a]	1,109	2,917
Oceaneering International Inc.[a]	495	25,205
Oil States International Inc.[a]	551	14,943
Schlumberger Ltd.	9,273	496,106
SEACOR Holdings Inc.[a]	148	11,763
Smith International Inc.	1,669	41,942
Superior Energy Services Inc.[a]	639	10,601
Tetra Technologies Inc.[a]	590	4,549
Tidewater Inc.	413	18,585
Weatherford International Ltd.[a]	5,398	101,266
Willbros Group Inc.[a]	499	6,881

		1,316,919

PACKAGING & CONTAINERS – 0.24%
Ball Corp.	748	36,173
Bemis Co. Inc.	721	18,977
Crown Holdings Inc.[a]	1,342	33,684
Greif Inc. Class A	244	12,525
Intertape Polymer Group Inc.[a]	1,727	2,159
Owens-Illinois Inc.[a]	1,380	46,837
Packaging Corp. of America	784	15,421
Pactiv Corp.[a]	1,011	25,457
Sealed Air Corp.	1,356	24,937
Sonoco Products Co.	782	20,707

		236,877

PHARMACEUTICALS – 6.83%
Abbott Laboratories	11,782	530,072
Allergan Inc.	2,345	125,293

Security	Shares	Value
AmerisourceBergen Corp.	2,469	$48,689
AstraZeneca PLC SP ADR	11,185	519,431
Bristol-Myers Squibb Co.	15,043	327,035
Cardinal Health Inc.	2,658	88,511
Elan Corp. PLC SP ADR[a]	3,668	28,904
Eli Lilly and Co.	7,514	262,163
Forest Laboratories Inc.[a]	2,414	62,354
GlaxoSmithKline PLC SP ADR	20,335	778,627
Hospira Inc.[a]	1,234	47,423
King Pharmaceuticals Inc.[a]	2,116	19,192
K-V Pharmaceutical Co. Class Aa	565	1,300
Medco Health Solutions Inc.[a]	3,692	195,159
Medicis Pharmaceutical Corp. Class A	518	8,868
Merck & Co. Inc.	16,168	485,202
NBTY Inc.[a]	439	15,892
Novartis AG SP ADR	18,804	857,838
Novo-Nordisk A/S SP ADR	3,682	214,992
Omnicare Inc.	957	22,844
Pfizer Inc.	51,856	826,066
PharMerica Corp.[a]	625	13,100
Sanofi-Aventis SP ADR	16,162	527,528
Schering-Plough Corp.	12,453	330,129
Watson Pharmaceuticals Inc.[a]	866	30,076
Wyeth	10,292	479,093

		6,845,781

PIPELINES – 0.56%
El Paso Corp.	5,452	54,847
Enbridge Inc.	2,652	103,004
National Fuel Gas Co.	597	24,226
ONEOK Inc.	752	24,891
Questar Corp.	1,426	47,158
Spectra Energy Corp.	4,938	90,662
TransCanada Corp.	4,728	134,512
Transportadora de Gas del Sur SA SP ADR	1,758	4,114
Williams Companies Inc. (The)	4,696	78,376

		561,790

REAL ESTATE – 0.20%
Brookfield Asset Management Inc. Class A	4,023	84,644
Brookfield Properties Corp.	1,972	18,655
CB Richard Ellis Group Inc. Class Aa	1,900	20,710

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
E-House (China) Holdings Ltd. SP ADR[a]	691	$12,286
Forest City Enterprises Inc. Class A	785	5,605
Forestar Group Inc.[a]	571	7,434
Hilltop Holdings Inc.[a]	701	8,412
Jones Lang LaSalle Inc.	270	10,249
MI Developments Inc. Class A	672	7,143
St. Joe Co. (The)[a,b]	735	20,698

		195,836

REAL ESTATE INVESTMENT TRUSTS – 1.38%
Alesco Financial Inc.[a,b]	3,581	2,363
Alexandria Real Estate Equities Inc.	302	11,509
AMB Property Corp.	1,158	22,940
American Campus Communities Inc.	654	14,996
Annaly Capital Management Inc.	4,269	71,933
Anworth Mortgage Asset Corp.	1,372	10,345
Apartment Investment and Management Co. Class A	739	6,932
Ashford Hospitality Trust Inc.	1,329	3,974
AvalonBay Communities Inc.	586	34,105
BioMed Realty Trust Inc.	1,017	11,879
Boston Properties Inc.	983	52,001
BRE Properties Inc. Class A	376	8,922
Camden Property Trust	519	15,316
CapitalSource Inc.	1,576	7,313
CapLease Inc.	1,641	4,972
Chimera Investment Corp.	3,496	12,516
DCT Industrial Trust Inc.	2,085	9,508
Developers Diversified Realty Corp.	969	5,436
Douglas Emmett Inc.	744	7,559
Duke Realty Corp.	1,735	16,465
EastGroup Properties Inc.	376	13,055
Entertainment Properties Trust	386	10,542
Equity Lifestyle Properties Inc.	239	9,959
Equity One Inc.[b]	613	9,226
Equity Residential	2,071	49,704
Essex Property Trust Inc.	207	13,457
Extra Space Storage Inc.	1,005	8,824
Federal Realty Investment Trust	454	25,901
FelCor Lodging Trust Inc.	721	1,694
First Industrial Realty Trust Inc.[b]	488	2,069
Getty Realty Corp.	615	13,770

Security	Shares	Value
Glimcher Realty Trust	2,047	$6,919
HCP Inc.	2,096	53,993
Health Care REIT Inc.	884	35,413
Highwoods Properties Inc.	413	10,577
Home Properties Inc.	309	11,031
Hospitality Properties Trust	653	10,311
Host Hotels & Resorts Inc.	3,951	35,875
HRPT Properties Trust	2,066	9,958
Inland Real Estate Corp.	1,482	10,937
iStar Financial Inc.[a,b]	1,121	2,724
Kilroy Realty Corp.	227	5,357
Kimco Realty Corp.	2,754	27,099
LaSalle Hotel Properties	601	8,961
Lexington Realty Trust	972	4,160
Liberty Property Trust	758	21,050
Macerich Co. (The)	567	11,153
Maguire Properties Inc.[a,b]	678	468
MFA Financial Inc.	2,360	17,464
National Health Investors Inc.	302	9,404
National Retail Properties Inc.	705	13,896
Nationwide Health Properties Inc.	989	28,701
NorthStar Realty Finance Corp.	1,252	4,482
Omega Healthcare Investors Inc.	1,019	17,027
Parkway Properties Inc.	486	6,887
Pennsylvania Real Estate Investment Trust[b]	582	3,079
Post Properties Inc.	479	6,783
ProLogis	3,265	28,699
Public Storage Inc.	943	68,434
Ramco-Gershenson Properties Trust	753	6,845
Realty Income Corp.[b]	896	21,128
Regency Centers Corp.	660	21,173
Saul Centers Inc.	226	7,655
Senior Housing Properties Trust	927	17,298
Simon Property Group Inc.	2,079	115,842
SL Green Realty Corp.[b]	677	17,453
Sovran Self Storage Inc.	302	8,130
Strategic Hotels & Resorts Inc.	1,007	1,188
Sun Communities Inc.	533	8,155
Sunstone Hotel Investors Inc.	1,238	6,883
Tanger Factory Outlet Centers Inc.	300	10,662
Taubman Centers Inc.	576	15,327

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
UDR Inc.	986	$10,304
Universal Health Realty Income Trust	449	15,342
U-Store-It Trust	1,365	6,620
Ventas Inc.	1,167	41,195
Vornado Realty Trust	1,324	67,550
Washington Real Estate Investment Trust	490	12,539
Weingarten Realty Investors	891	13,748

		1,385,064

RETAIL – 4.15%
Abercrombie & Fitch Co. Class A	677	19,355
Advance Auto Parts Inc.	793	36,660
Aeropostale Inc.[a]	519	18,892
American Eagle Outfitters Inc.	1,402	20,175
AnnTaylor Stores Corp.[a]	373	4,502
AutoNation Inc.[a,b]	600	12,408
AutoZone Inc.[a]	231	35,475
Barnes & Noble Inc.	380	8,751
Best Buy Co. Inc.	2,664	99,554
Big Lots Inc.[a]	651	14,999
BJ’s Wholesale Club Inc.[a]	522	17,409
Blockbuster Inc. Class Aa,b	2,231	1,629
Brinker International Inc.	834	13,878
Brown Shoe Co. Inc.	605	4,689
Buckle Inc. (The)	295	9,127
Cabela’s Inc.[a,b]	478	7,748
CarMax Inc.[a]	1,500	24,195
Cash America International Inc.	304	8,126
Cato Corp. (The) Class A	453	9,006
Chico’s FAS Inc.[a]	1,514	17,366
Chipotle Mexican Grill Inc. Class Ba	186	15,206
CKE Restaurants Inc.	667	5,903
Collective Brands Inc.[a]	810	12,895
CVS Caremark Corp.	10,990	367,945
Darden Restaurants Inc.	1,053	34,107
Delhaize Group SP ADR	777	55,315
Dick’s Sporting Goods Inc.[a,b]	738	14,649
Dillard’s Inc. Class A	752	7,979
DineEquity Inc.[b]	148	3,657
Family Dollar Stores Inc.	1,005	31,577
GameStop Corp. Class Aa	1,206	26,399
Gap Inc. (The)	4,159	67,875

Security	Shares	Value
Genesco Inc.[a]	356	$7,732
Home Depot Inc. (The)	13,149	341,085
J.C. Penney Co. Inc.	1,492	44,984
Kohl’s Corp.[a,b]	2,253	109,383
Landry’s Restaurants Inc.[a]	182	1,631
Limited Brands Inc.	2,195	28,403
Lowe’s Companies Inc.	11,316	254,157
Macy’s Inc.	3,363	46,779
McDonald’s Corp.	8,610	474,067
Men’s Wearhouse Inc. (The)	411	8,882
Movado Group Inc.	696	9,939
MSC Industrial Direct Co. Inc. Class A	354	13,891
New York & Co. Inc.[a]	604	2,174
99 Cents Only Stores[a]	434	6,358
Nordstrom Inc.[b]	1,472	38,920
Nu Skin Enterprises Inc. Class A	469	8,447
Office Depot Inc.[a]	2,355	10,715
OfficeMax Inc.	859	7,997
Regis Corp.	339	4,631
Rite Aid Corp.[a]	6,419	9,372
Saks Inc.[a]	943	4,828
Sonic Automotive Inc.	468	5,756
Stage Stores Inc.	609	7,600
Talbots Inc. (The)[b]	676	3,387
Target Corp.	5,295	230,968
Tiffany & Co.	950	28,339
Tim Hortons Inc.	1,569	42,504
TJX Companies Inc. (The)	3,308	119,849
Tween Brands Inc.[a]	314	2,273
Under Armour Inc. Class Aa,b	346	8,404
Walgreen Co.	7,724	239,830
Wal-Mart Stores Inc.	17,053	850,604
Wendy’s/Arby’s Group Inc. Class A	3,569	16,346
World Fuel Services Corp.	299	13,114
Yum! Brands Inc.	3,674	130,280

		4,161,080

SAVINGS & LOANS – 0.04%
Guaranty Financial Group Inc.[a]	1,930	232
New York Community Bancorp Inc.[b]	2,610	28,553
NewAlliance Bancshares Inc.	1,191	14,590

		43,375

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
SEMICONDUCTORS – 0.98%
Advanced Micro Devices Inc.[a]	5,033	$18,421
Advanced Semiconductor Engineering Inc. SP ADR	7,396	26,034
Analog Devices Inc.	2,255	61,719
Emulex Corp.[a]	669	6,108
Fairchild Semiconductor International Inc.[a]	1,313	11,594
International Rectifier Corp.[a]	636	10,532
LSI Corp.[a]	5,774	29,909
MEMC Electronic Materials Inc.[a]	1,872	32,985
Micron Technology Inc.[a]	6,519	41,656
National Semiconductor Corp.	1,834	27,620
Semiconductor Manufacturing International Corp. SP ADR[a]	2,508	6,646
STMicroelectronics NV NYS	4,993	37,897
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	34,448	360,671
Teradyne Inc.[a,b]	1,550	12,214
Texas Instruments Inc.	9,510	228,716
United Microelectronics Corp. SP ADR	21,252	72,257

		984,979

SOFTWARE – 0.75%
American Reprographics Co.[a]	408	3,529
BMC Software Inc.[a]	1,557	52,985
Broadridge Financial Solutions Inc.	1,244	21,484
Dun & Bradstreet Corp. (The)	432	31,100
Fair Isaac Corp.	480	9,211
Fidelity National Information Services Inc.	1,534	35,926
Global Payments Inc.	730	30,879
IMS Health Inc.	1,410	16,920
Konami Corp. SP ADR	823	17,653
Metavante Technologies Inc.[a]	744	22,915
Red Hat Inc.[a]	1,499	34,222
Salesforce.com Inc.[a]	876	37,966
SAP AG SP ADR	6,776	320,166
Sybase Inc.[a]	752	26,922
SYNNEX Corp.[a]	310	8,810
Total System Services Inc.	1,485	21,800

Security	Shares	Value
VeriFone Holdings Inc.[a]	816	$7,352
VMware Inc. Class Aa	530	17,082
Wipro Ltd. SP ADR	2,441	35,443

		752,365

TELECOMMUNICATIONS – 7.60%
Alcatel-Lucent SP ADR[a]	19,254	53,141
Amdocs Ltd.[a]	1,684	40,281
America Movil SAB de CV Series L SP ADR	6,067	260,942
American Tower Corp. Class Aa	3,147	107,281
Anixter International Inc.[a]	264	9,034
AT&T Inc.	45,542	1,194,567
BCE Inc.	6,009	138,447
British Telecom PLC SP ADR	6,012	126,733
CenturyTel Inc.	2,290	71,883
China Mobile Hong Kong Ltd. SP ADR	6,463	339,114
China Telecom Corp. Ltd. SP ADR	1,104	57,397
China Unicom (Hong Kong) Ltd. SP ADR	9,978	143,484
Cincinnati Bell Inc.[a]	3,425	10,720
CommScope Inc.[a]	776	19,866
Corning Inc.	12,100	205,700
Crown Castle International Corp.[a]	2,051	58,946
Deutsche Telekom AG SP ADR	22,555	288,478
FairPoint Communications Inc.	904	533
France Telecom SA SP ADR	14,373	365,505
Frontier Communications Corp.	2,664	18,648
Harris Corp.	1,054	33,001
Hellenic Telecommunications Organization SA SP ADR	3,858	30,247
KT Corp. SP ADR	1,598	25,664
Magyar Telekom Telecommunications PLC SP ADR	837	15,058
MasTec Inc.[a]	693	7,173
MetroPCS Communications Inc.[a]	1,954	23,155
Mobile TeleSystems SP ADR	1,496	62,817
Motorola Inc.	16,569	118,634
NeuStar Inc. Class Aa	794	18,008
Nippon Telegraph and Telephone Corp. SP ADR	6,833	141,101
Nokia OYJ SP ADR	28,722	383,151
NTT DoCoMo Inc. SP ADR	12,138	175,273

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
Philippine Long Distance Telephone Co. SP ADR	659	$34,710
Plantronics Inc.	389	9,208
Portugal Telecom SGPS SA SP ADR	5,325	54,581
PT Indosat Tbk SP ADR	231	6,272
PT Telekomunikasi Indonesia SP ADR	2,051	72,441
Qwest Communications International Inc.	11,381	43,931
Rostelecom SP ADR	466	14,120
SK Telecom Co. Ltd. SP ADR	2,300	38,709
Sprint Nextel Corp.[a]	21,443	85,772
Syniverse Holdings Inc.[a]	897	15,724
Tata Communications Ltd. SP ADR	259	5,278
Telecom Argentina SA SP ADR[a]	871	11,907
Telecom Corp. of New Zealand Ltd. SP ADR	3,124	29,084
Telecom Italia SpA SP ADR	8,698	135,515
Telefonica SA SP ADR	10,416	777,450
Telefonos de Mexico SAB de CV Series L SP ADR	2,210	34,940
Telkom South Africa Ltd. SP ADR	419	8,246
Telmex Internacional SAB de CV SP ADR	2,334	29,315
TELUS Corp. NVS	1,118	30,656
Turkcell Iletisim Hizmetleri AS SP ADR	2,336	36,862
Verizon Communications Inc.	21,781	698,517
Vimpel-Communications SP ADR[a]	2,315	31,276
Vodafone Group PLC SP ADR	40,571	834,951
Windstream Corp.	3,742	32,817

		7,616,264

TEXTILES – 0.03%
Mohawk Industries Inc.[a]	413	21,303
UniFirst Corp.	216	8,407

		29,710

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	1,048	27,772
Marvel Entertainment Inc.[a]	497	19,661
Mattel Inc.	2,965	52,125

		99,558

TRANSPORTATION – 1.45%
Bristow Group Inc.[a]	329	10,890
Burlington Northern Santa Fe Corp.	2,078	163,310
Canadian National Railway Co.	3,620	176,584

Security	Shares	Value
Canadian Pacific Railway Ltd.	1,240	$55,168
Con-way Inc.	361	16,444
CSX Corp.	3,062	122,847
FedEx Corp.	2,276	154,404
Frontline Ltd.[b]	583	13,333
Genesee & Wyoming Inc. Class Aa	333	9,088
Guangshen Railway Co. Ltd. SP ADR	409	9,959
Kansas City Southern Industries Inc.[a]	671	13,628
Kirby Corp.[a]	516	19,097
Knight Transportation Inc.	566	10,267
Norfolk Southern Corp.	2,842	122,917
Overseas Shipholding Group Inc.	205	7,042
Ryder System Inc.	487	17,108
Ship Finance International Ltd.	643	7,928
Teekay Corp.	522	9,292
Tsakos Energy Navigation Ltd.	302	5,373
Union Pacific Corp.	3,872	222,717
United Parcel Service Inc. Class B	5,370	288,530

		1,455,926

TRUCKING & LEASING – 0.01%
GATX Corp.	374	9,432

		9,432

WATER – 0.16%
American States Water Co.	268	9,742
Aqua America Inc.	1,171	21,148
California Water Service Group	239	9,051
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	448	15,102
Veolia Environnement SP ADR	3,068	105,570

		160,613

TOTAL COMMON STOCKS
(Cost: $137,015,664)		99,986,936

PREFERRED STOCKS – 0.07%

ELECTRIC – 0.02%
Companhia Paranaense de Energia SP ADR	1,160	18,003

		18,003

FOREST PRODUCTS & PAPER – 0.04%
Aracruz Celulose SA SP ADR[a]	482	9,621
Votorantim Celulose e Papel SA SP ADR[a]	1,651	24,666

		34,287

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2009

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.01%
Public Storage Inc. Class A, 6.13%	558	$14,034

		14,034

TOTAL PREFERRED STOCKS
(Cost: $88,585)		66,324

RIGHTS – 0.00%

DIVERSIFIED FINANCIAL SERVICES – 0.00%
KB Financial Group Inc.[a]	210	2,835

		2,835

TOTAL RIGHTS
(Cost: $0)		2,835

SHORT-TERM INVESTMENTS – 1.34%

MONEY MARKET FUNDS – 1.34%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,e,f]	1,099,166	1,099,166
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,e,f]	152,202	152,202
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,e]	95,824	95,824

		1,347,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,347,192)		1,347,192

TOTAL INVESTMENTS IN SECURITIES – 101.16%
(Cost: $138,451,441)		101,403,287

Other Assets, Less Liabilities – (1.16)%		(1,164,057)

NET ASSETS – 100.00%		$100,239,230

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 2.75%
Boeing Co. (The)	8,614	$369,627
General Dynamics Corp.	4,213	233,358
Lockheed Martin Corp.	4,074	304,572
Raytheon Co.	5,187	243,530
United Technologies Corp.	11,528	627,930

		1,779,017

AGRICULTURE – 3.88%
Altria Group Inc.	26,996	473,240
Archer-Daniels-Midland Co.	7,733	232,918
Monsanto Co.	7,114	597,576
Philip Morris International Inc.	25,794	1,202,000

		2,505,734

APPAREL – 0.31%
Nike Inc. Class B	3,556	201,412

		201,412

BANKS – 6.45%
Bank of America Corp.	100,614	1,488,081
Bank of New York Mellon Corp. (The)	15,733	430,140
State Street Corp.	6,358	319,807
U.S. Bancorp	23,120	471,879
Wells Fargo & Co.	59,377	1,452,361

		4,162,268

BEVERAGES – 3.97%
Coca-Cola Co. (The)	27,995	1,395,271
PepsiCo Inc.	20,586	1,168,256

		2,563,527

CHEMICALS – 1.18%
E.I. du Pont de Nemours and Co.	11,150	344,870
Mosaic Co. (The)	1,937	101,015
Praxair Inc.	4,060	317,411

		763,296

COMMERCIAL SERVICES – 1.04%
Accenture Ltd. Class A	8,171	286,557
Visa Inc. Class A	5,879	384,839

		671,396

COMPUTERS – 5.91%
EMC Corp.[a]	26,497	399,045
Hewlett-Packard Co.	31,657	1,370,748
International Business Machines Corp.	17,377	2,049,270

		3,819,063

Security	Shares	Value
COSMETICS & PERSONAL CARE – 4.05%
Colgate-Palmolive Co.	6,575	$476,293
Procter & Gamble Co. (The)	38,542	2,139,466

		2,615,759

DIVERSIFIED FINANCIAL SERVICES – 6.39%
American Express Co.	13,804	391,067
Citigroup Inc.	148,931	472,111
Goldman Sachs Group Inc. (The)	5,581	911,377
JPMorgan Chase & Co.	49,082	1,897,019
Morgan Stanley	15,967	455,060

		4,126,634

ELECTRIC – 2.42%
Dominion Resources Inc.	7,735	261,443
Duke Energy Corp.	16,865	261,070
Exelon Corp.	8,648	439,837
FPL Group Inc.	4,945	280,233
Southern Co.	10,236	321,410

		1,563,993

ELECTRICAL COMPONENTS & EQUIPMENT – 0.56%
Emerson Electric Co.	9,939	361,581

		361,581

FOOD – 1.41%
General Mills Inc.	4,079	240,294
Kraft Foods Inc. Class A	17,620	499,351
Kroger Co. (The)	7,989	170,805

		910,450

HEALTH CARE – PRODUCTS – 5.82%
Alcon Inc.	1,001	127,728
Baxter International Inc.	7,928	446,901
Becton, Dickinson and Co.	2,982	194,277
Covidien PLC	6,633	250,794
Johnson & Johnson	36,372	2,214,691
Medtronic Inc.	14,724	521,524

		3,755,915

HEALTH CARE – SERVICES – 1.20%
UnitedHealth Group Inc.	15,585	437,315
WellPoint Inc.[a]	6,380	335,843

		773,158

HOLDING COMPANIES – DIVERSIFIED – 0.72%
Berkshire Hathaway Inc. Class Ba	146	464,353

		464,353

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2009

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.49%
Kimberly-Clark Corp.	5,466	$319,488

		319,488

INSURANCE – 0.91%
MetLife Inc.	7,590	257,681
Travelers Companies Inc. (The)	7,694	331,381

		589,062

MACHINERY – 0.54%
Caterpillar Inc.	7,918	348,867
		348,867

MANUFACTURING – 4.95%
Danaher Corp.	3,246	198,785
General Electric Co.	138,872	1,860,885
Honeywell International Inc.	8,940	310,218
Illinois Tool Works Inc.	5,647	228,986
3M Co.	8,437	594,977

		3,193,851

MEDIA – 1.54%
Time Warner Inc.	15,700	418,562
Walt Disney Co. (The)	22,807	572,912

		991,474

MINING – 0.91%
Freeport-McMoRan Copper & Gold Inc.	5,421	326,886
Newmont Mining Corp.	6,286	259,926

		586,812

OIL & GAS – 15.97%
Anadarko Petroleum Corp.	6,553	315,855
Apache Corp.	4,385	368,121
Chevron Corp.	26,361	1,831,299
ConocoPhillips	17,118	748,228
Devon Energy Corp.	5,518	320,541
EOG Resources Inc.	3,252	240,746
Exxon Mobil Corp.	64,960	4,572,534
Hess Corp.	3,883	214,342
Marathon Oil Corp.	9,349	301,505
Occidental Petroleum Corp.	10,648	759,628
Transocean Ltd.[a]	4,201	334,778
XTO Energy Inc.	7,593	305,466

		10,313,043

Security	Shares	Value
OIL & GAS SERVICES – 1.70%
Halliburton Co.	11,765	$259,889
Schlumberger Ltd.	15,674	838,559

		1,098,448

PHARMACEUTICALS – 9.11%
Abbott Laboratories	20,231	910,193
Bristol-Myers Squibb Co.	25,872	562,457
Eli Lilly and Co.	12,907	450,325
Medco Health Solutions Inc.[a]	6,350	335,661
Merck & Co. Inc.	27,798	834,218
Pfizer Inc.	88,643	1,412,083
Schering-Plough Corp.	21,294	564,504
Wyeth	17,543	816,627

		5,886,068

RETAIL – 7.30%
CVS Caremark Corp.	18,826	630,294
Home Depot Inc. (The)	22,277	577,865
Lowe’s Companies Inc.	19,252	432,400
McDonald’s Corp.	14,655	806,904
Target Corp.	9,000	392,580
Walgreen Co.	13,048	405,140
Wal-Mart Stores Inc.	29,467	1,469,814

		4,714,997

SEMICONDUCTORS – 0.62%
Texas Instruments Inc.	16,762	403,126

		403,126

TELECOMMUNICATIONS – 5.58%
AT&T Inc.	78,127	2,049,271
Corning Inc.	20,591	350,047
Verizon Communications Inc.	37,607	1,206,057

		3,605,375

TRANSPORTATION – 2.20%
Burlington Northern Santa Fe Corp.	3,642	286,225
FedEx Corp.	3,829	259,759
Union Pacific Corp.	6,623	380,955
United Parcel Service Inc. Class B	9,165	492,435

		1,419,374

TOTAL COMMON STOCKS
(Cost: $85,427,374)		64,507,541

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.14%

MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[b,c]	87,391	$87,391

		87,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,391)		87,391

TOTAL INVESTMENTS IN SECURITIES – 100.02%
(Cost: $85,514,765)		64,594,932

Other Assets, Less Liabilities – (0.02)%		(12,046)

NET ASSETS – 100.00%		$64,582,886

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2009

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$393,879,569	$184,854,225	$275,453,252	$366,936,420
Affiliated issuers (Note 2)	2,539,470	7,309,431	8,911,614	6,730,346

Total cost of investments	$396,419,039	$192,163,656	$284,364,866	$373,666,766

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$332,842,308	$161,699,527	$226,118,270	$301,018,392
Affiliated issuers (Note 2)	2,539,470	7,309,431	8,911,614	6,730,346

Total fair value of investments	335,381,778	169,008,958	235,029,884	307,748,738
Receivables:
Dividends and interest	76,216	16,705	103,138	64,012
Capital shares sold	–	3,659	1,308	910

Total Assets	335,457,994	169,029,322	235,134,330	307,813,660

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,364,921	7,191,737	8,803,902	6,549,698
Capital shares redeemed	–	2,361	–	–
Investment advisory fees (Note 2)	120,450	57,524	79,969	116,960

Total Liabilities	2,485,371	7,251,622	8,883,871	6,666,658

NET ASSETS	$332,972,623	$161,777,700	$226,250,459	$301,147,002

Net assets consist of:
Paid-in capital	$425,365,764	$247,766,785	$331,767,091	$410,289,585
Undistributed net investment income	–	–	119,049	–
Accumulated net realized loss	(31,355,880)	(62,834,387)	(56,300,699)	(43,224,555)
Net unrealized depreciation	(61,037,261)	(23,154,698)	(49,334,982)	(65,918,028)

NET ASSETS	$332,972,623	$161,777,700	$226,250,459	$301,147,002

Shares outstanding[b]	7,250,000	6,550,000	5,350,000	7,400,000

Net asset value per share	$45.93	$24.70	$42.29	$40.70

[a]	Securities on loan with values of $2,252,330, $7,058,660, $8,701,338 and $6,375,432, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2009

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,663,734,972	$136,371,280	$85,427,374
Affiliated issuers (Note 2)	14,182,409	2,080,161	87,391

Total cost of investments	$1,677,917,381	$138,451,441	$85,514,765

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,426,276,454	$99,623,666	$64,507,541
Affiliated issuers (Note 2)	14,182,409	1,779,621	87,391

Total fair value of investments	1,440,458,863	101,403,287	64,594,932
Cash	–	3,289	–
Receivables:
Investment securities sold	765,560	–	132,714
Dividends and interest	1,148,187	226,180	125,823

Total Assets	1,442,372,610	101,632,756	64,853,469

LIABILITIES
Payables:
Investment securities purchased	–	122,360	260,199
Collateral for securities on loan (Note 5)	13,966,867	1,251,368	–
Investment advisory fees (Note 2)	544,446	19,798	10,384

Total Liabilities	14,511,313	1,393,526	270,583

NET ASSETS	$1,427,861,297	$100,239,230	$64,582,886

Net assets consist of:
Paid-in capital	$1,839,705,794	$145,858,419	$105,542,047
Undistributed net investment income	744,862	278,969	146,412
Accumulated net realized loss	(175,130,841)	(8,850,004)	(20,185,740)
Net unrealized depreciation	(237,458,518)	(37,048,154)	(20,919,833)

NET ASSETS	$1,427,861,297	$100,239,230	$64,582,886

Shares outstanding[b]	48,000,000	1,700,000	1,300,000

Net asset value per share	$29.75	$58.96	$49.68

[a]	Securities on loan with values of $13,699,140, $1,220,201 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2009

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$2,364,616	$486,607	$2,051,897	$1,030,707
Interest from affiliated issuers (Note 2)	1,425	279	767	1,325
Securities lending income from affiliated issuers (Note 2)	33,840	18,746	61,837	208,313

Total investment income	2,399,881	505,632	2,114,501	1,240,345

EXPENSES
Investment advisory fees (Note 2)	1,151,744	338,090	654,017	1,529,512

Total expenses	1,151,744	338,090	654,017	1,529,512

Net investment income (loss)	1,248,137	167,542	1,460,484	(289,167)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(20,449,161)	(25,764,833)	(28,995,778)	(38,216,506)
In-kind redemptions	(17,260,346)	(8,192,732)	(14,469,960)	(29,061,503)

Net realized loss	(37,709,507)	(33,957,565)	(43,465,738)	(67,278,009)

Net change in unrealized appreciation (depreciation)	(910,019)	22,645,572	35,150,945	(24,700,468)

Net realized and unrealized loss	(38,619,526)	(11,311,993)	(8,314,793)	(91,978,477)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,371,389)	$(11,144,451)	$(6,854,309)	$(92,267,644)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2009

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$23,142,451	$3,111,053	$2,132,933
Dividends from affiliated issuers (Note 2)	–	12,261	–
Interest from affiliated issuers (Note 2)	5,680	814	431
Securities lending income from affiliated issuers (Note 2)	260,752	42,402	11,227

Total investment income	23,408,883	3,166,530	2,144,591

EXPENSES
Investment advisory fees (Note 2)	6,300,945	238,055	135,505

Total expenses	6,300,945	238,055	135,505

Net investment income	17,107,938	2,928,475	2,009,086

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(150,641,139)	(8,885,383)	(16,916,172)
Investments in affiliated issuers (Note 2)	–	(49,191)	–
In-kind redemptions	106,042,436	(469,866)	(247,152)

Net realized loss	(44,598,703)	(9,404,440)	(17,163,324)

Net change in unrealized appreciation (depreciation)	(569,134,950)	(21,370,659)	(4,206,264)

Net realized and unrealized loss	(613,733,653)	(30,775,099)	(21,369,588)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(596,625,715)	$(27,846,624)	$(19,360,502)

[a]	Net of foreign withholding tax of $474,714, $111,864 and $657, respectively.

See notes to financial statements.

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended July 31, 2009	Year ended July 31, 2008	Year ended July 31, 2009	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,248,137	$795,179	$167,542	$(158,304)
Net realized gain (loss)	(37,709,507)	11,589,309	(33,957,565)	(6,662,867)
Net change in unrealized appreciation (depreciation)	(910,019)	(49,812,724)	22,645,572	(29,896,783)

Net decrease in net assets resulting from operations	(37,371,389)	(37,428,236)	(11,144,451)	(36,717,954)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,327,608)	(748,524)	(198,517)	–
Return of capital	–	(120,844)	(31,800)	(4,787)

Total distributions to shareholders	(1,327,608)	(869,368)	(230,317)	(4,787)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	175,493,451	231,701,500	142,565,070	182,597,210
Cost of shares redeemed	(141,135,707)	(223,588,207)	(63,223,662)	(278,194,964)

Net increase (decrease) in net assets from capital share transactions	34,357,744	8,113,293	79,341,408	(95,597,754)

INCREASE (DECREASE) IN NET ASSETS	(4,341,253)	(30,184,311)	67,966,640	(132,320,495)

NET ASSETS
Beginning of year	337,313,876	367,498,187	93,811,060	226,131,555

End of year	$332,972,623	$337,313,876	$161,777,700	$93,811,060

Undistributed net investment income included in net assets at end of year	$–	$46,655	$–	$30,975

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	4,000,000	6,300,000	5,350,000
Shares redeemed	(3,650,000)	(4,050,000)	(3,000,000)	(8,500,000)

Net increase (decrease) in shares outstanding	750,000	(50,000)	3,300,000	(3,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Semiconductors Index Fund		iShares S&P North American Technology-Software Index Fund
	Year ended July 31, 2009	Year ended July 31, 2008	Year ended July 31, 2009	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,460,484	$1,411,039	$(289,167)	$(989,192)
Net realized gain (loss)	(43,465,738)	(11,211,205)	(67,278,009)	10,025,278
Net change in unrealized appreciation (depreciation)	35,150,945	(59,177,636)	(24,700,468)	(26,309,981)

Net decrease in net assets resulting from operations	(6,854,309)	(68,977,802)	(92,267,644)	(17,273,895)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,480,896)	(1,271,578)	–	–
Return of capital	–	(34,773)	–	–

Total distributions to shareholders	(1,480,896)	(1,306,351)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	235,647,623	895,831,652	324,463,242	748,408,396
Cost of shares redeemed	(181,980,503)	(947,839,343)	(372,525,927)	(479,859,240)

Net increase (decrease) in net assets from capital share transactions	53,667,120	(52,007,691)	(48,062,685)	268,549,156

INCREASE (DECREASE) IN NET ASSETS	45,331,915	(122,291,844)	(140,330,329)	251,275,261

NET ASSETS
Beginning of year	180,918,544	303,210,388	441,477,331	190,202,070

End of year	$226,250,459	$180,918,544	$301,147,002	$441,477,331

Undistributed net investment income included in net assets at end of year	$119,049	$139,461	$–	$46,734

SHARES ISSUED AND REDEEMED
Shares sold	6,700,000	16,350,000	8,400,000	15,350,000
Shares redeemed	(5,200,000)	(17,100,000)	(10,300,000)	(10,200,000)

Net increase (decrease) in shares outstanding	1,500,000	(750,000)	(1,900,000)	5,150,000

See notes to financial statements.

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Natural Resources Sector Index Fund		iShares NYSE Composite Index Fund
	Year ended July 31, 2009	Year ended July 31, 2008	Year ended July 31, 2009	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,107,938	$16,586,215	$2,928,475	$2,977,527
Net realized gain (loss)	(44,598,703)	192,052,608	(9,404,440)	9,519,704
Net change in unrealized appreciation (depreciation)	(569,134,950)	(29,309,980)	(21,370,659)	(24,108,800)

Net increase (decrease) in net assets resulting from operations	(596,625,715)	179,328,843	(27,846,624)	(11,611,569)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,830,502)	(16,118,789)	(2,861,921)	(2,858,901)

Total distributions to shareholders	(16,830,502)	(16,118,789)	(2,861,921)	(2,858,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	528,717,336	653,158,392	34,369,738	80,498,141
Cost of shares redeemed	(644,490,976)	(526,956,338)	(19,489,820)	(67,957,425)

Net increase (decrease) in net assets from capital share transactions	(115,773,640)	126,202,054	14,879,918	12,540,716

INCREASE (DECREASE) IN NET ASSETS	(729,229,857)	289,412,108	(15,828,627)	(1,929,754)

NET ASSETS
Beginning of year	2,157,091,154	1,867,679,046	116,067,857	117,997,611

End of year	$1,427,861,297	$2,157,091,154	$100,239,230	$116,067,857

Undistributed net investment income included in net assets at end of year	$744,862	$467,426	$278,969	$212,415

SHARES ISSUED AND REDEEMED
Shares sold	18,900,000	15,050,000	600,000	950,000
Shares redeemed	(20,550,000)	(12,050,000)	(400,000)	(800,000)

Net increase (decrease) in shares outstanding	(1,650,000)	3,000,000	200,000	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Year ended July 31, 2009	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,009,086	$2,888,869
Net realized gain (loss)	(17,163,324)	7,264,748
Net change in unrealized appreciation (depreciation)	(4,206,264)	(24,497,882)

Net decrease in net assets resulting from operations	(19,360,502)	(14,344,265)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,064,996)	(3,064,941)

Total distributions to shareholders	(2,064,996)	(3,064,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,907,566	3,435,271
Cost of shares redeemed	(9,539,012)	(150,790,741)

Net decrease in net assets from capital share transactions	(4,631,446)	(147,355,470)

DECREASE IN NET ASSETS	(26,056,944)	(164,764,676)

NET ASSETS
Beginning of year	90,639,830	255,404,506

End of year	$64,582,886	$90,639,830

Undistributed net investment income included in net assets at end of year	$146,412	$202,322

SHARES ISSUED AND REDEEMED
Shares sold	100,000	50,000
Shares redeemed	(200,000)	(2,000,000)

Net decrease in shares outstanding	(100,000)	(1,950,000)

See notes to financial statements.

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of year	$51.89	$56.11	$42.86	$46.05	$41.79

Income from investment operations:
Net investment income	0.21 [a]	0.11 [a]	0.05 [a]	0.02 [a]	0.35
Net realized and unrealized gain (loss)[b]	(5.94)	(4.21)	13.27	(3.17)	4.28

Total from investment operations	(5.73)	(4.10)	13.32	(3.15)	4.63

Less distributions from:
Net investment income	(0.23)	(0.10)	(0.05)	(0.04)	(0.34)
Return of capital	–	(0.02)	(0.02)	–	(0.03)

Total distributions	(0.23)	(0.12)	(0.07)	(0.04)	(0.37)

Net asset value, end of year	$45.93	$51.89	$56.11	$42.86	$46.05

Total return	(10.91)%	(7.32)%	31.09%	(6.85)%	11.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$332,973	$337,314	$367,498	$201,458	$294,705
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income to average net assets	0.52%	0.20%	0.09%	0.04%	0.81%
Portfolio turnover rate[c]	9%	6%	20%	5%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of year	$28.86	$35.33	$26.25	$29.90	$26.97

Income from investment operations:
Net investment income (loss)	0.05 [a]	(0.03)[a]	(0.08)[a]	(0.10)[a]	(0.08)
Net realized and unrealized gain (loss)[b]	(4.15)	(6.44)	9.16	(3.55)	3.01

Total from investment operations	(4.10)	(6.47)	9.08	(3.65)	2.93

Less distributions from:
Net investment income	(0.05)	–	–	–	–
Return of capital	(0.01)	(0.00)[c]	–	–	–

Total distributions	(0.06)	(0.00)[c]	–	–	–

Net asset value, end of year	$24.70	$28.86	$35.33	$26.25	$29.90

Total return	(14.12)%	(18.31)%	34.59%	(12.21)%	10.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$161,778	$93,811	$226,132	$157,518	$147,986
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.24%	(0.10)%	(0.25)%	(0.31)%	(0.26)%
Portfolio turnover rate[d]	34%	23%	53%	32%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Semiconductors Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of year	$46.99	$65.92	$55.51	$58.84	$50.64

Income from investment operations:
Net investment income (loss)	0.38 [a]	0.31 [a]	0.20 [a]	0.04 [a]	(0.03)
Net realized and unrealized gain (loss)[b]	(4.70)	(18.94)	10.43	(3.30)	8.23

Total from investment operations	(4.32)	(18.63)	10.63	(3.26)	8.20

Less distributions from:
Net investment income	(0.38)	(0.29)	(0.21)	(0.05)	–
Return of capital	–	(0.01)	(0.01)	(0.02)	–

Total distributions	(0.38)	(0.30)	(0.22)	(0.07)	–

Net asset value, end of year	$42.29	$46.99	$65.92	$55.51	$58.84

Total return	(8.87)%	(28.35)%	19.16%	(5.56)%	16.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$226,250	$180,919	$303,210	$263,678	$544,316
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.07%	0.55%	0.32%	0.07%	(0.09)%
Portfolio turnover rate[c]	15%	14%	25%	6%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of year	$47.47	$45.83	$37.63	$40.29	$33.85

Income from investment operations:
Net investment income (loss)	(0.03)[a]	(0.14)[a]	(0.12)[a]	(0.13)[a]	0.20
Net realized and unrealized gain (loss)[b]	(6.74)	1.78	8.32	(2.53)	6.48

Total from investment operations	(6.77)	1.64	8.20	(2.66)	6.68

Less distributions from:
Net investment income	–	–	–	–	(0.24)

Total distributions	–	–	–	–	(0.24)

Net asset value, end of year	$40.70	$47.47	$45.83	$37.63	$40.29

Total return	(14.26)%	3.58%	21.79%	(6.60)%	19.72%

Ratios/Supplemental data:
Net assets, end of year (000s)	$301,147	$441,477	$190,202	$80,900	$229,641
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	(0.09)%	(0.30)%	(0.26)%	(0.31)%	0.59%
Portfolio turnover rate[c]	22%	18%	25%	16%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]	Year ended Jul. 31, 2005[a]

Net asset value, beginning of year	$43.45	$40.04	$33.87	$26.97	$19.50

Income from investment operations:
Net investment income	0.37 [b]	0.32 [b]	0.40 [b]	0.35 [b]	0.27
Net realized and unrealized gain (loss)[c]	(13.72)	3.41	6.17	6.88	7.47

Total from investment operations	(13.35)	3.73	6.57	7.23	7.74

Less distributions from:
Net investment income	(0.35)	(0.32)	(0.40)	(0.33)	(0.27)
Return of capital	–	–	(0.00)[d]	–	–

Total distributions	(0.35)	(0.32)	(0.40)	(0.33)	(0.27)

Net asset value, end of year	$29.75	$43.45	$40.04	$33.87	$26.97

Total return	(30.55)%	9.25%	19.56%	26.96%	39.92%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,427,861	$2,157,091	$1,867,679	$1,453,116	$800,886
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income to average net assets	1.30%	0.73%	1.14%	1.12%	1.20%
Portfolio turnover rate[e]	18%	8%	18%	7%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of year	$77.38	$87.41	$75.53	$68.30	$58.82

Income from investment operations:
Net investment income	1.69 [a]	2.10 [a]	1.70 [a]	1.66 [a]	1.63
Net realized and unrealized gain (loss)[b]	(18.44)	(10.14)	11.90	6.74	9.46

Total from investment operations	(16.75)	(8.04)	13.60	8.40	11.09

Less distributions from:
Net investment income	(1.67)	(1.99)	(1.72)	(1.17)	(1.61)

Total distributions	(1.67)	(1.99)	(1.72)	(1.17)	(1.61)

Net asset value, end of year	$58.96	$77.38	$87.41	$75.53	$68.30

Total return	(21.44)%	(9.38)%	18.10%	12.40%	19.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	$100,239	$116,068	$117,998	$56,648	$13,661
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	3.08%	2.45%	2.02%	2.26%	2.01%
Portfolio turnover rate[c]	6%	5%	7%	4%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of year	$64.74	$76.24	$68.41	$64.54	$59.80

Income from investment operations:
Net investment income	1.45 [a]	1.82 [a]	1.56 [a]	1.21 [a]	1.25
Net realized and unrealized gain (loss)[b]	(15.02)	(11.32)	7.79	3.85	4.73

Total from investment operations	(13.57)	(9.50)	9.35	5.06	5.98

Less distributions from:
Net investment income	(1.49)	(2.00)	(1.52)	(1.19)	(1.24)

Total distributions	(1.49)	(2.00)	(1.52)	(1.19)	(1.24)

Net asset value, end of year	$49.68	$64.74	$76.24	$68.41	$64.54

Total return	(20.90)%	(12.76)%	13.73%	7.93%	10.06%

Ratios/Supplemental data:
Net assets, end of year (000s)	$64,583	$90,640	$255,405	$318,115	$32,271
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.97%	2.47%	2.09%	1.83%	2.03%
Portfolio turnover rate[c]	15%	15%	10%	6%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of July 31, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments:

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
S&P North American Technology Sector	$335,381,778	$–	$–	$335,381,778
S&P North American Technology-Multimedia Networking	169,008,958	–	–	169,008,958
S&P North American Technology-Semiconductors	235,029,884	–	–	235,029,884
S&P North American Technology-Software	307,748,738	–	–	307,748,738
S&P North American Natural Resources Sector	1,440,458,863	–	–	1,440,458,863
NYSE Composite	101,403,287	–	–	101,403,287
NYSE 100	64,594,932	–	–	64,594,932

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2009, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses

S&P North American Technology Sector	$–	$(69,152,335)	$(23,240,806)	$(92,393,141)
S&P North American Technology-Multimedia Networking	–	(26,609,849)	(59,379,236)	(85,989,085)
S&P North American Technology-Semiconductors	119,049	(69,526,258)	(36,109,423)	(105,516,632)
S&P North American Technology-Software	–	(70,921,672)	(38,220,911)	(109,142,583)
S&P North American Natural Resources Sector	832,553	(304,683,015)	(107,994,035)	(411,844,497)
NYSE Composite	279,001	(38,851,265)	(7,046,925)	(45,619,189)
NYSE 100	146,412	(21,399,443)	(19,706,130)	(40,959,161)

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the years ended July 31, 2009 and July 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2009.

From November 1, 2008 to July 31, 2009, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P North American Technology Sector	$10,519,101
S&P North American Technology-Multimedia Networking	14,893,868
S&P North American Technology-Semiconductors	4,103,013
S&P North American Technology-Software	27,290,647
S&P North American Natural Resources Sector	84,691,073
NYSE Composite	5,199,190
NYSE 100	14,462,706

The Funds had tax basis net capital loss carryforwards as of July 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P North American Technology Sector	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$850,629	$5,220,553	$12,721,705
S&P North American Technology-Multimedia Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	8,142,402	20,065,788	1,494,613	44,485,368
S&P North American Technology-Semiconductors	175,882	472,453	510,075	2,373	1,635,360	5,309,649	17,237,123	6,663,495	32,006,410
S&P North American Technology-Software	–	797,714	761,567	–	38,268	2,827,824	289,827	6,215,064	10,930,264
S&P North American Natural Resources Sector	–	256,427	187,450	–	1,870,831	785,924	2,497,939	17,704,391	23,302,962
NYSE Composite	–	–	–	–	–	8,687	506,184	1,332,864	1,847,735
NYSE 100	–	–	25,021	–	208,513	123,690	775,077	4,111,123	5,243,424

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

S&P North American Technology Sector	$404,534,113	$–	$(69,152,335)	$(69,152,335)
S&P North American Technology-Multimedia Networking	195,618,807	–	(26,609,849)	(26,609,849)
S&P North American Technology-Semiconductors	304,556,142	–	(69,526,258)	(69,526,258)
S&P North American Technology-Software	378,670,410	725,370	(71,647,042)	(70,921,672)
S&P North American Natural Resources Sector	1,745,141,878	–	(304,683,015)	(304,683,015)
NYSE Composite	140,254,552	–	(38,851,265)	(38,851,265)
NYSE 100	85,994,375	482,961	(21,882,404)	(21,399,443)

Management has reviewed the tax positions as of July 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares S&P North American Natural Resources Sector Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares NYSE Composite and iShares NYSE 100 Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$33,840
S&P North American Technology-Multimedia Networking	18,746
S&P North American Technology-Semiconductors	61,837
S&P North American Technology-Software	208,313
S&P North American Natural Resources Sector	260,752
NYSE Composite	42,402
NYSE 100	11,227

Cross trades for the year ended July 31, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the year ended July 31, 2009, the iShares NYSE Composite Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Loss

Barclays PLC SP ADR	13	12	4	21	$432,429	$12,261	$(49,191)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$25,362,730	$23,069,079
S&P North American Technology-Multimedia Networking	28,559,128	25,162,882
S&P North American Technology-Semiconductors	21,983,356	21,709,116
S&P North American Technology-Software	71,308,164	71,371,838
S&P North American Natural Resources Sector	251,246,086	250,271,352
NYSE Composite	7,694,834	6,282,264
NYSE 100	11,010,109	10,294,391

80	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended July 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$175,313,088	$140,939,485
S&P North American Technology-Multimedia Networking	142,415,914	63,165,710
S&P North American Technology-Semiconductors	234,951,422	181,642,706
S&P North American Technology-Software	324,220,798	372,321,263
S&P North American Natural Resources Sector	527,736,703	643,167,028
NYSE Composite	34,224,740	19,404,287
NYSE 100	4,893,014	9,519,083

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of July 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of July 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and be entitled to vote at the meeting.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the year ended July 31, 2009, events and transactions through September 22, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

82	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P North American Technology Sector Index Fund, iShares S&P North American Technology-Multimedia Networking Index Fund, iShares S&P North American Technology-Semiconductors Index Fund, iShares S&P North American Technology-Software Index Fund, iShares S&P North American Natural Resources Sector Index Fund, iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund (the “Funds”), at July 31, 2009, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended July 31, 2009 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P North American Technology Sector	100.00%
S&P North American Technology-Multimedia Networking	100.00
S&P North American Technology-Semiconductors	100.00
S&P North American Natural Resources Sector	100.00
NYSE Composite	56.60

NYSE 100	97.29

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2009:

iShares Index Fund	Qualified Dividend Income

S&P North American Technology Sector	$1,327,608
S&P North American Technology-Multimedia Networking	198,517
S&P North American Technology-Semiconductors	1,480,896
S&P North American Natural Resources Sector	16,830,502
NYSE Composite	2,861,921

NYSE 100	2,064,996

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

84	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected solely by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the investment advisory fee rates of the iShares NYSE Composite and NYSE 100 Index Funds, as the assets of those Funds increase. The Board noted that the Advisory Contract already provided for breakpoints for all other Funds as the assets of such Funds, on an aggregated basis with the assets of certain other iShares funds, increases. The Board noted that the asset size of all of the Funds except the iShares S&P North American Technology-Multimedia Networking Index Fund decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints for the Funds were not warranted at this juncture. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees for all the Funds reflects appropriate sharing of economies of scale with the Funds’ shareholders.

86	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P North American Technology Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	7	0.51
Between 0.5% and –0.5%	1,361	98.49
Less than –0.5% and Greater than –1.0%	6	0.43
Less than –1.0% and Greater than –1.5%	1	0.07
Less than –1.5% and Greater than –2.0%	1	0.07
Less than –2.0% and Greater than –2.5%	1	0.07

	1,382	100.00%

88	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P North American Technology-Multimedia Networking Index Fund

Period Covered: January 1, 2004 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.14%
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	14	1.01
Between 0.5% and –0.5%	1,351	97.76
Less than –0.5% and Greater than –1.0%	8	0.58
Less than –1.0%	4	0.29

	1,382	100.00%

iShares S&P North American Technology-Semiconductors Index Fund

Period Covered: January 1, 2004 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	9	0.65
Between 0.5% and –0.5%	1,360	98.41
Less than –0.5% and Greater than –1.0%	4	0.29
Less than –1.0%	3	0.22

	1,382	100.00%

iShares S&P North American Technology-Software Index Fund

Period Covered: January 1, 2004 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	2	0.14
Greater than 0.5% and Less than 1.0%	8	0.58
Between 0.5% and –0.5%	1,359	98.36
Less than –0.5% and Greater than –1.0%	6	0.43
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	1	0.07
Less than –2.0%	1	0.07

	1,382	100.00%

SUPPLEMENTAL INFORMATION	89

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P North American Natural Resources Sector Index Fund

Period Covered: January 1, 2004 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.29%
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	7	0.51
Between 0.5% and –0.5%	1,355	98.05
Less than –0.5% and Greater than –1.0%	10	0.72
Less than –1.0% and Greater than –1.5%	3	0.22
Less than –1.5%	2	0.14

	1,382	100.00%

iShares NYSE Composite Index Fund

Period Covered: April 2, 2004 through June 30, 2009*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	8	0.61%
Greater than 1.0% and Less than 1.5%	7	0.53
Greater than 0.5% and Less than 1.0%	47	3.56
Between 0.5% and –0.5%	1,247	94.47
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	2	0.15

	1,320	100.00%

iShares NYSE 100 Index Fund

Period Covered: April 2, 2004 through June 30, 2009*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.23%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	15	1.14
Between 0.5% and –0.5%	1,288	97.55
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	1	0.08

	1,320	100.00%

*	April 2, 2004 is the first day of trading on the primary stock exchange on which the shares of the Fund are listed for trading.

90	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 179 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Non-Executive Chairman (since 2009), iShares; Global Chief Executive Officer (2008-2009) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

J. Darrell Duffie, 55	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2002) and Chair (2006-2007) of the Finance and Investment Committees (since 2006) of the Thacher School.	Director (since 2005) of iShares, Inc.; Advisory Board Member (since 2009) of Forward Funds.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of ProMark Absolute Return Strategies Fund LLC (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 54	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

*John E. Martinez, 48	Trustee (since 2003).	Director (since 2005) of EquityRock Capital Management; Director (since 2003) of Larkin Street Youth Services.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

92	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 54	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

*	Prior to August 13, 2009, John E. Martinez was deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI. Effective August 13, 2009, John E. Martinez is a non-interested person notwithstanding his former affiliation with the BGFA and its affiliates prior to 2002.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

TRUSTEE AND OFFICER INFORMATION	93

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Senior Director (since 2009) of Fund Administration of Intermediary Investor Business of BGI; Director (2004-2009) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 57	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 46	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2008) of Index Equity, BGI; Global Head (since 2006-2008) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Director (since 2009) of Fixed Income Investment Strategy, BGI; Head (2005-2008) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

94	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	95

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares U.S. Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

96	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	97

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-1241-0909

98	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares(1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington. D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

LET’S BUILD A BETTER INVESTMENT WORLD®.

BARCLAYS

GLOBAL INVESTORS

BGI-AR-71-0709

2009 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND S FTSE SERIES

iSHARES® MSCI SERIES

JULY 31, 2009

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iShares FTSE Developed Small Cap ex-North America Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares FTSE China (HK Listed) Index Fund

iShares MSCI ACWI Index Fund

iShares MSCI ACWI ex US Index Fund

iShares MSCI All Country Asia ex Japan Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Value Index Fund

iShares MSCI EAFE Small Cap Index Fund

iShares MSCI Kokusai Index Fund

iSHARES®

iSHARES®

Dear iShares Shareholder:

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Management’s Discussion of Fund Performance

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

(TICKER: IFSM)

INVESTMENT OBJECTIVE

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small-capitalization companies in developed countries outside of North America, as defined by FTSE International Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (23.06)%, while the total return for the Index was (22.25)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Most international markets declined during the reporting period, as reduced U.S. consumer spending exerted downward pressure on European and Japanese exporters. Global credit remained tight, making it difficult for businesses to expand. Europe’s unemployment rate hit 9.4% in June, its highest in ten years and the region’s gross domestic product (“GDP”) declined during the period. On the positive side, inflation in the “Eurozone” was historically low at the end of the reporting period. Meanwhile, the United Kingdom economy also declined, but more moderately than in Continental Europe.

In Japan, exports dropped about 50% in the first half of 2009, as GDP declined a record 13.5% during the fourth quarter of 2008 and 14.2% in the first quarter of 2009. However, Japan’s economy was showing signs of recovery by June. Manufacturers were boosting production after months of cutbacks. The yen also strengthened. In addition, the Bank of Japan declared the economy was showing signs of “leveling out.”

Overall, most market capitalizations and investment styles posted negative returns for the reporting period. However, markets rallied late in the period, helping to mitigate declines for the fiscal year, as business conditions appeared to gradually improve.

The ten largest holdings of the Fund represented approximately 5% of Fund net assets as of July 31, 2009. Although the overall performance of the Fund was negative during the reporting period, several companies in the top ten posted positive performance including three companies based in Japan: Ryosan Co. Ltd. (electronic components and equipment), Kagome Co. Ltd. (food and beverage producer) and The Toho Bank Ltd. (banking). PSP Swiss Property AG, which primarily owns office buildings in Switzerland’s largest cities, delivered the largest negative return for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.06)%	(23.36)%	(22.25)%	(23.91)%	(23.95)%	(23.17)%	(37.50)%	(37.57)%	(36.46)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Industrial	20.94%

Financial	20.72

Consumer Non-Cyclical	15.71

Consumer Cyclical	14.50

Energy	6.67

Basic Materials	6.49

Technology	6.06

Communications	5.82

Diversified	1.80

Utilities	0.92

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Kureha Corp. (Japan)	0.59%

Ryosan Co. Ltd. (Japan)	0.57

Toho Bank Ltd. (The) (Japan)	0.54

Kisoji Co. Ltd. (Japan)	0.53

Randgold Resources Ltd. (United Kingdom)	0.51

Kagome Co. Ltd. (Japan)	0.51

Basler Kantonalbank Participation Certificates (Switzerland)	0.48

PSP Swiss Property AG Registered (Switzerland)	0.48

SCOR SE (France)	0.44

Inmarsat PLC (United Kingdom)	0.43

TOTAL	5.08%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

(TICKER: FXI)

INVESTMENT OBJECTIVE

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the Chinese equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (5.86)%, while the total return for the Index was (5.06)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

China’s stock market declined modestly during the reporting period, struggling during the first part of the period but then rallying sharply in the latter half.

Unlike many other countries, China’s economy did not experience a recession during the period. Its worst performance was in the first quarter of 2009, when gross domestic product (“GDP”) grew about 6%. With its surplus, the Chinese government launched a stimulus program that benefited the country’s infrastructure industries such as steelmakers, cement producers and construction companies. The real estate market, which had been weak for more than a year, recovered strongly, as did automobile sales. During the second quarter of 2009, China’s economy grew by about 8% compared to the same period last year.

Bank loans nearly tripled in the first seven months of 2009 compared to the same period in 2008. To combat potential inflation, the People’s Bank of China, which is the country’s central bank, initiated steps towards a tightened monetary policy in July, increasing the interest paid on short-term government securities. State-controlled banks reined in new lending in July, with volume dropping 77% from a month earlier.

Despite the apparent strength of the Chinese economy, Chinese exports continued to decline throughout most of the reporting period. On the other hand, the domestic economy was quite strong, with industrial output expanding nearly 11% in July from the year before, and fixed asset investment growth rising 33% from a year earlier.

Among the ten largest holdings of the Fund as of July 31, 2009, performance was mixed for the reporting period, with four out of the ten posting positive results. The most positive performers included Ping An Insurance (Group) Co. of China Ltd. and China Life Insurance Co. Ltd. On the negative side, China Mobile Ltd. and BOC Hong Kong (Holdings) Ltd. posted the largest declines.

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.86)%	(4.80)%	(5.06)%	21.28%	21.13%	21.73%	153.58%	151.99%	158.25%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Financial	49.26%

Energy	19.06

Communications	17.30

Industrial	6.64

Basic Materials	4.14

Utilities	2.28

Consumer Cyclical	1.06

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
China Mobile Ltd.	9.72%

China Construction Bank Class H	8.86

China Life Insurance Co. Ltd. Class H	8.07

Industrial and Commercial Bank of China Ltd. Class H	6.80

Bank of China Ltd. Class H	5.89

BOC Hong Kong (Holdings) Ltd.	4.27

Ping An Insurance (Group) Co. of China Ltd. Class H	4.21

China Shenhua Energy Co. Ltd. Class H	4.20

PetroChina Co. Ltd. Class H	4.06

China Petroleum & Chemical Corp. Class H	4.01

TOTAL	60.09%

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

(TICKER: FCHI)

INVESTMENT OBJECTIVE

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index™ (the “Index”). The Index is designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Index consists of many of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (3.26)%, while the total return for the Index was (1.44)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

China’s stock market declined modestly during the reporting period, struggling during the first part of the period but then rallying sharply in the latter half.

Unlike many other countries, China’s economy did not experience a recession during the period. Its worst performance was in the first quarter of 2009, when gross domestic product (“GDP”) grew about 6%. With its surplus, the Chinese government launched a stimulus program that benefited the country’s infrastructure industries such as steelmakers, cement producers and construction companies. The real estate market, which had been weak for more than a year, recovered strongly, as did automobile sales. During the second quarter of 2009, China’s economy grew by about 8% compared to the same period last year.

Bank loans nearly tripled in the first seven months of 2009 compared to the same period in 2008. To combat potential inflation, the People’s Bank of China, which is the country’s central bank, initiated steps towards a tightened monetary policy in July, increasing the interest paid on short-term government securities. State-controlled banks reined in new lending in July, with volume dropping 77% from a month earlier.

Despite the apparent strength of the Chinese economy, Chinese exports continued to decline throughout most of the reporting period. On the other hand, the domestic economy was quite strong, with industrial output expanding nearly 11% in July from the year before, and fixed asset investment growth rising 33% from a year earlier.

Among the ten largest holdings of the Fund as of July 31, 2009, performance was mostly negative for the reporting period. Three out of the ten posted positive results, including Ping An Insurance (Group) Co. of China Ltd., China Life Insurance Co. Ltd. and Bank of China Ltd. On the negative side, China Mobile Ltd. and China Petroleum & Chemical Corp. endured the largest declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.26)%	(2.03)%	(1.44)%	(1.83)%	(2.04)%	(0.12)%	(2.02)%	(2.25)%	(0.13)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Financial	43.23%

Energy	17.55

Communications	16.85

Industrial	8.61

Basic Materials	3.52

Diversified	3.38

Consumer Cyclical	2.15

Utilities	1.96

Consumer Non-Cyclical	1.88

Technology	0.68

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
China Mobile Ltd.	12.39%

China Construction Bank Class H	10.60

China Life Insurance Co. Ltd. Class H	6.35

Bank of China Ltd. Class H	5.80

Industrial and Commercial Bank of China Ltd. Class H	5.75

PetroChina Co. Ltd. Class H	4.86

CNOOC Ltd.	4.36

Ping An Insurance (Group) Co. of China Ltd. Class H	3.46

China Petroleum & Chemical Corp. Class H	3.03

China Shenhua Energy Co. Ltd. Class H	2.88

TOTAL	59.48%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI INDEX FUND

(TICKER: ACWI)

INVESTMENT OBJECTIVE

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (20.31)%, while the total return for the Index was (21.05)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

The U.S. economy began to show signs of stability as the reporting period drew to a close. Second quarter 2009 gross domestic product (“GDP”) was down only 1% after declining at a 6.4% annualized rate in the first quarter 2009 and a 5.8% annualized rate in the fourth quarter of 2008. Stock markets began to rally in March 2009, as business conditions appeared to gradually improve. However, U.S. unemployment remained high, and the federal budget deficit reached record levels.

Most international markets declined during the reporting period, as reduced U.S. consumer spending exerted downward pressure on European and Japanese exporters. Europe’s unemployment rate hit 9.4% in June, the highest rate in ten years, as the region’s GDP declined during the period. On the positive side, inflation in the “Eurozone” was historically low at the end of the reporting period. Meanwhile, the United Kingdom economy also declined, although more moderately than in Continental Europe.

Japan’s exports dropped about 50% in the first half of 2009 and GDP declined a record 13.5% during the fourth quarter of 2008 and 14.2% in the first quarter of 2009. However, Japan’s economy was showing signs of recovery by June. Manufacturers were boosting production after months of cutbacks. The yen also strengthened. The Bank of Japan declared the economy was showing signs of “leveling out.” Other Asian markets saw declining growth. For example, China’s first quarter 2009 GDP advanced 6.1%, its slowest rate in a decade.

The ten largest holdings of the Fund represented approximately 8% of Fund net assets as of July 31, 2009. The overall performance of the Fund was negative during the reporting period. Only one company out of the top ten delivered a positive return as of July 31, 2009 – Apple Inc., the California-based manufacturer of computers and portable music players. HSBC Holdings PLC (banking) and BP PLC (energy) posted the largest negative returns.

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.31)%	(19.77)%	(21.05)%	(18.04)%	(17.79)%	(18.92)%	(23.57)%	(23.24)%	(24.67)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Financial	19.82%

Consumer Non-Cyclical	18.83

Energy	11.67

Industrial	10.25

Communications	10.19

Consumer Cyclical	8.66

Technology	7.98

Basic Materials	6.91

Utilities	4.41

Diversified	1.05

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.61%

Microsoft Corp.	0.87

HSBC Holdings PLC (United Kingdom)	0.72

Procter & Gamble Co. (The)	0.70

Johnson & Johnson	0.67

Apple Inc.	0.67

BP PLC (United Kingdom)	0.67

Nestle SA Registered (Switzerland)	0.65

AT&T Inc.	0.65

International Business Machines Corp.	0.64

TOTAL	7.85%

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INDEX FUND

(TICKER: ACWX)

INVESTMENT OBJECTIVE

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (22.70)%, while the total return for the Index was (21.33)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Most international markets declined during the reporting period, as reduced U.S. consumer spending exerted downward pressure on European and Japanese exporters. Europe’s unemployment rate hit 9.4% in June, the highest rate in ten years, as the region’s gross domestic product (“GDP”) declined during the period. On the positive side, inflation in the “Eurozone” was historically low at the end of the reporting period. Meanwhile, the United Kingdom economy also declined, although more moderately than in Continental Europe.

In Japan, exports dropped about 50% in the first half of 2009 and GDP declined a record 13.5% during the fourth quarter of 2008 and 14.2% in the first quarter of 2009. However, Japan’s economy was showing signs of recovery by June. Manufacturers were boosting production after months of cutbacks. The yen also strengthened. In addition, the Bank of Japan declared the economy was showing signs of “leveling out.”

Other Asian markets saw declining growth. For example, China’s first quarter 2009 GDP advanced 6.1%, its slowest rate in a decade. Meanwhile, South Korea averted a recession, posting a 0.2% GDP advance in the first quarter compared to a negative 5.1% in the prior period.

Overall, most market capitalizations and investment styles posted negative returns for the reporting period. However, markets rallied late in the period, helping to mitigate declines for the fiscal year, as business conditions appeared to gradually improve.

The ten largest holdings of the Fund represented approximately 11% of Fund net assets as of July 31, 2009. The overall performance of the Fund was negative during the reporting period. Only one company out of the top ten delivered a positive return as of July 31, 2009 – Samsung Electronics Co. Ltd., a South Korea-based semiconductor manufacturer. HSBC Holdings PLC (banking) and Novartis AG (pharmaceuticals) posted the largest negative returns for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(22.70)%	(22.06)%	(21.33)%	(19.56)%	(19.11)%	(19.14)%	(25.47)%	(24.90)%	(24.95)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Financial	25.69%

Consumer Non-Cyclical	14.38

Energy	11.55

Basic Materials	10.57

Industrial	10.54

Communications	8.18

Consumer Cyclical	8.02

Technology	5.44

Utilities	4.21

Diversified	1.04

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	1.56%

BP PLC (United Kingdom)	1.46

Nestle SA Registered (Switzerland)	1.28

GlaxoSmithKline PLC (United Kingdom)	1.12

BHP Billiton Ltd. (Australia)	1.05

Samsung Electronics Co. Ltd. SP GDR (South Korea)	1.04

Vodafone Group PLC (United Kingdom)	0.96

Roche Holding AG Genusschein (Switzerland)	0.93

Novartis AG Registered (Switzerland)	0.92

Toyota Motor Corp. (Japan)	0.92

TOTAL	11.24%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

(TICKER: AAXJ)

INVESTMENT OBJECTIVE

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from August 13, 2008 (inception date of the Fund) through July 31, 2009 (the “reporting period”), the total return for the Fund was 1.17%, while the total return for the Index was (3.03)%*.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

After declining 40% during the first half of the reporting period, Asian markets bounced back sharply to finish the year, generally outperforming their regional counterparts in Europe and the Americas. China’s powerful economy played a large role. Unlike many other countries, China’s economy did not experience a recession during the period. Its worst performance was in the first quarter of 2009, when gross domestic product (“GDP”) growth was about 6%. With its surplus, the Chinese government launched a stimulus program in November that benefited the country’s infrastructure industries such as steelmakers, cement producers and construction companies. During the second quarter of 2009, China’s economy grew by about 8% compared to the same period last year.

South Korea’s export-dependent economy rebounded in the second quarter of 2009, as GDP rose 2.3%, up from 0.1% in the first quarter. However, inflation was nearly 5% in calendar 2008, the highest rate in ten years. In addition, the South Korean won weakened substantially against the U.S. dollar during the reporting period, dampening returns for U.S. investors.

The economy of Taiwan contracted about 10% during the first quarter of 2009 and nearly 8% during the second quarter, reflecting its first recession since 2001 and hampering market performance. Taiwan’s economy is highly dependent on exports to China, which slowed during the reporting period. As an example, Taiwan’s shipments to China fell 21% in July 2009 compared to the previous year.

Whereas China was able to stimulate its economy by spending down its budget surplus, India’s government was forced to borrow heavily to boost its economy, which grew about 7% during the first quarter of 2009. As a result, the country is running a significant budget deficit, nearly 8% of GDP in the most recent fiscal year. On the positive side, the business environment remains attractive to U.S. multinationals setting up manufacturing locations. Additionally, India continues to be a top outsourcing destination for global companies due to low costs and a highly skilled workforce.

The ten largest holdings of the Fund represented approximately 31% of Fund net assets as of July 31, 2009. Overall performance of the Fund was slightly positive during the reporting period, and three out of the ten largest holdings posted positive results as of July 31, 2009. Positive performers included HDFC Bank Ltd., an Indian bank, Samsung Electronics Co. Ltd., a South Korea-based semiconductor manufacturer, and United Microelectronics Corp., a Taiwan-based semiconductor company. Shinhan Financial Group Co. Ltd. (South Korean bank) and Reliance Industries Ltd., an Indian energy concern, generated the largest declines for the reporting period.

*	Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. As a result of the use of representative sampling, the Fund outperformed the Index by 4.20% during the reporting period. The investment adviser expects that, over time, the Fund’s tracking error will not exceed 5%.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of July 31, 2009

Cumulative Total Returns

Inception to 7/31/09

NAV	MARKET	INDEX
1.17%	1.16%	(3.03)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 8/13/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector/Investment Type	Percentage of Net Assets
Financial	31.97%

Technology	16.93

Communications	10.97

Industrial	10.03

Energy	9.19

Consumer Cyclical	5.50

Basic Materials	4.53

Utilities	3.66

Consumer Non-Cyclical	2.82

Diversified	2.64

Exchange-Traded Funds	1.12

Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	4.83%

Samsung Electronics Co. Ltd. SP GDR (South Korea)	4.52

Chunghwa Telecom Co. Ltd. SP ADR (Taiwan)	3.22

China Mobile Ltd. (China)	2.83

KB Financial Group Inc. SP ADR (South Korea)	2.79

United Microelectronics Corp. SP ADR (Taiwan)	2.68

Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	2.66

POSCO SP ADR (South Korea)	2.61

Reliance Industries Ltd. SP GDR (India)	2.41

HDFC Bank Ltd. SP ADR (India)	2.15

TOTAL	30.70%

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE GROWTH INDEX FUND

(TICKER: EFG)

INVESTMENT OBJECTIVE

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (25.03)%, while the total return for the Index was (25.35)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Most international markets declined during the reporting period, as reduced U.S. consumer spending exerted downward pressure on European and Japanese exporters. Europe’s unemployment rate hit 9.4% in June, its highest rate in ten years, and the region’s gross domestic product (“GDP”) declined during the period. On the positive side, inflation in the “Eurozone” was historically low at the end of the reporting period. Meanwhile, the United Kingdom economy also declined, although more moderately than in Continental Europe.

In Japan, exports dropped about 50% in the first half of 2009 as GDP declined a record 13.5% during the fourth quarter of 2008 and 14.2% in the first quarter of 2009. However, Japan’s economy was showing signs of recovery by June. Manufacturers were boosting production after months of cutbacks. The yen also strengthened. In addition, the Bank of Japan declared the economy was showing signs of “leveling out.”

Australia’s economy, though weakened, did not enter a recession during the reporting period. Australian GDP contracted 0.6% in the fourth quarter of 2008, but grew 0.4% in the first quarter of 2009. Australia benefited from its close economic ties to China, whose economy held up relatively well during the period.

Growth-oriented stocks generally underperformed value stocks in the declining market environment. Overall, most market capitalizations and investment styles posted negative returns for the reporting period. However, markets rallied late in the period, helping to mitigate declines for the fiscal year, as business conditions appeared to gradually improve.

The ten largest holdings of the Fund represented approximately 20% of Fund net assets as of July 31, 2009. Although the overall performance of the Fund was negative during the reporting period, two companies out of the top ten posted positive results as of July 31, 2009. The positive performers were Total SA, an oil company based in France and Telefonica SA, a telecommunications company based in Spain. Rio Tinto PLC, a London-based mining and exploration company, and Novartis AG, a Swiss pharmaceutical concern, endured the steepest declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(25.03)%	(24.35)%	(25.35)%	1.12%	1.28%	1.20%	4.57%	5.23%	4.89%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

PORTFOLIO ALLOCATION As of 7/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	30.12%

Industrial	13.20

Financial	13.19

Basic Materials	12.38

Consumer Cyclical	11.00

Communications	7.17

Energy	5.32

Utilities	3.96

Technology	2.46

Diversified	0.91

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/30/09
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	3.33%

Roche Holding AG Genusschein (Switzerland)	2.44

BHP Billiton Ltd. (Australia)	2.36

Telefonica SA (Spain)	2.34

GlaxoSmithKline PLC (United Kingdom)	2.21

Novartis AG Registered (Switzerland)	2.17

Total SA (France)	1.69

British American Tobacco PLC (United Kingdom)	1.33

BHP Billiton PLC (United Kingdom)	1.27

Rio Tinto PLC (United Kingdom)	1.27

TOTAL	20.41%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE VALUE INDEX FUND

(TICKER: EFV)

INVESTMENT OBJECTIVE

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund and the Index was (19.73)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Most international markets declined during the reporting period, as reduced U.S. consumer spending exerted downward pressure on European and Japanese exporters. Europe’s unemployment rate hit 9.4% in June, its highest rate in ten years, and the region’s gross domestic product (“GDP”) declined during the period. On the positive side, inflation in the “Eurozone” was historically low at the end of the reporting period. Meanwhile, the United Kingdom economy also declined, although more moderately than in Continental Europe.

In Japan, exports dropped about 50% in the first half of 2009 as GDP declined a record 13.5% during the fourth quarter of 2008 and 14.2% in the first quarter of 2009. However, Japan’s economy was showing signs of recovery by June. Manufacturers were boosting production after months of cutbacks. The yen also strengthened. In addition, the Bank of Japan declared the economy was showing signs of “leveling out.”

Australia’s economy, though weakened, did not enter a recession during the reporting period. Australian GDP contracted 0.6% in the fourth quarter of 2008, but grew 0.4% in the first quarter of 2009. Australia benefited from its close economic ties to China, whose economy held up relatively well during the period.

Value-oriented stocks generally outperformed growth stocks in the declining market environment. Overall, most market capitalizations and investment styles posted negative returns for the reporting period. However, markets rallied late in the period, helping to mitigate declines for the fiscal year, as business conditions appeared to gradually improve.

The ten largest holdings of the Fund represented approximately 23% of Fund net assets as of July 31, 2009. Although the overall performance of the Fund was negative during the reporting period, two companies out of the top ten posted positive results as of July 31, 2009. The positive performers were E.ON AG, a Germany-based utility and Siemens AG, a German engineering firm. HSBC Holdings PLC (banking) and Royal Dutch Shell PLC (energy) experienced the most significant declines.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.73)%	(18.88)%	(19.73)%	0.52%	0.68%	0.63%	2.08%	2.75%	2.54%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Financial	36.34%

Energy	10.84

Industrial	10.44

Communications	9.82

Consumer Cyclical	9.44

Utilities	7.80

Consumer Non-Cyclical	6.65

Basic Materials	5.76

Technology	1.70

Diversified	0.87

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.76%

BP PLC (United Kingdom)	3.36

Banco Santander SA (Spain)	2.54

Toyota Motor Corp. (Japan)	2.52

Vodafone Group PLC (United Kingdom)	2.32

Royal Dutch Shell PLC Class A (United Kingdom)	2.01

E.ON AG (Germany)	1.58

Royal Dutch Shell PLC Class B (United Kingdom)	1.51

Sanofi-Aventis (France)	1.49

Siemens AG Registered (Germany)	1.41

TOTAL	22.50%

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

(TICKER: SCZ)

INVESTMENT OBJECTIVE

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index (the “Index”). The Index targets 40% of the eligible small-capitalization universe in each industry group of each country represented by the MSCI EAFE® Index. MSCI Inc. defines the small-capitalization universe as all listed securities that have a market capitalization in the range of $200 – $1,500 million. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (20.31)%, while the total return for the Index was (18.94)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Most international markets declined during the reporting period, as reduced U.S. consumer spending exerted downward pressure on European and Japanese exporters. Europe’s unemployment rate hit 9.4% in June, its highest rate in ten years, as the region’s gross domestic product (“GDP”) declined during the period. On the positive side, inflation in the “Eurozone” was historically low at the end of the reporting period. Meanwhile, the United Kingdom economy also declined, although more moderately than in Continental Europe.

In Japan, exports dropped about 50% in the first half of 2009 and GDP declined a record 13.5% during the fourth quarter of 2008 and 14.2% in the first quarter of 2009. However, Japan’s economy was showing signs of recovery by June. Manufacturers were boosting production after months of cutbacks. The yen also strengthened. In addition, the Bank of Japan declared the economy was showing signs of “leveling out.”

Australia’s economy, though weakened, did not enter a recession during the reporting period. Australian GDP contracted 0.6% in the fourth quarter of 2008, but grew 0.4% in the first quarter of 2009. Australia benefited from its close economic ties to China, whose economy held up relatively well during the period.

Small cap stocks slightly outperformed their large cap counterparts, while value generally outperformed growth in the declining market environment. Overall, most market capitalizations and investment styles posted negative returns for the reporting period. However, markets rallied late in the period, helping to mitigate declines for the fiscal year, as business conditions appeared to gradually improve.

The ten largest holdings of the Fund represented approximately 4% of Fund net assets as of July 31, 2009. Although the overall performance of the Fund was negative during the reporting period, seven out of the top ten posted positive results as of July 31, 2009. The more notable positive performers included Nippon Kayaku Co. Ltd. (industrial chemicals), Seino Holdings Co. Ltd. (transportation logistics) and Café de Coral Holdings Ltd. (restaurants). Cofinimmo SA (real estate) and Singapore Post Ltd. (postal services) posted the largest declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.31)%	(19.90)%	(18.94)%	(22.82)%	(22.25)%	(21.84)%	(34.67)%	(33.88)%	(33.31)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Industrial	24.35%

Financial	19.44

Consumer Cyclical	15.14

Consumer Non-Cyclical	14.97

Basic Materials	7.50

Communications	5.58

Energy	5.37

Technology	4.86

Diversified	1.23

Utilities	1.11

Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Sagami Railway Co. Ltd. (Japan)	0.59%

Cofinimmo SA (Belgium)	0.40

Inmarsat PLC (United Kingdom)	0.39

Nippon Kayaku Co. Ltd. (Japan)	0.39

Nippon Konpo Unyu Soko Co. Ltd. (Japan)	0.37

Seino Holdings Co. Ltd. (Japan)	0.36

Nagase & Co. Ltd. (Japan)	0.35

Sumitomo Bakelite Co. Ltd. (Japan)	0.35

Singapore Post Ltd. (Singapore)	0.33

Cafe de Coral Holdings Ltd. (Hong Kong)	0.33

TOTAL	3.86%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® MSCI KOKUSAI INDEX FUND

(TICKER: TOK)

INVESTMENT OBJECTIVE

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (21.54)%, while the total return for the Index was (22.13)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Stock markets throughout the world declined sharply during the reporting period, as global economies faced a recession. Free trade and the related economic interdependency of nations may have contributed to the recession’s global impact. However, markets rallied late in the period, mitigating declines for the fiscal year, as business conditions appeared to gradually improve.

In the U.S., stock indices declined during the period amid an environment of ongoing market volatility and changing market sentiment. Weakening economic conditions, a severe credit crunch, and turmoil in the financial sector were among the factors contributing to the declining market environment during the reporting period. The recession that had begun in December 2007 continued, with consumer spending falling and unemployment rates climbing to their highest levels since 1983. After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Gross domestic product (“GDP”) declined only 1.0% in the second quarter of 2009, after declining 6.4% during the first quarter of 2009 and 5.4% during the fourth quarter of 2008. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. An apparent optimism about the federal government’s efforts to stimulate economic activity may have contributed additional market support. Although the market rally helped to mitigate losses somewhat, major indices generally declined by approximately 20% for the entire reporting period.

Most international markets also declined during the reporting period, as reduced U.S. consumer spending and a sliding U.S. dollar exerted downward pressure on exporters. Europe’s unemployment rate hit 9.4% in June 2009, the highest rate in ten years, as the region’s GDP declined during the period. However, throughout much of Europe, economic growth was on the verge of returning by the summer, as France and Germany each reported a 0.3% advance in GDP during the second quarter of 2009, mirroring the stabilization signs seen in the U.S. The Canadian economy, due to its reliance on exports to the U.S., closely tracked the fortunes of its neighbor to the south. The Canadian government reported slight growth by the early summer, as the country’s banking and real estate sectors generally held up better than their U.S. counterparts. In Australia, the economy, though weakened, did not enter a recession during the reporting period. Australian GDP contracted 0.6% in the fourth quarter of 2008, but grew 0.4% in the first quarter of 2009 and 0.6% in the second quarter after a series of interest rate cuts by the Reserve Bank of Australia that lowered rates to their lowest levels in nearly fifty years. In addition, Australia slightly benefited from its close economic ties to China, whose economy held up relatively well during the period.

The ten largest holdings of the Fund represented approximately 11% of Fund net assets as of July 31, 2009. Performance for all ten holdings was negative for the reporting period. JPMorgan Chase & Co., Nestle SA and Microsoft Corp. posted the lowest negative returns. London-based banking giant HSBC Holdings PLC, energy firm BP PLC and food marketer Procter & Gamble Co. endured the largest declines.

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/09			Inception to 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(21.54)%	(20.56)%	(22.13)%	(22.07)%	(21.77)%	(22.61)%	(33.62)%	(33.21)%	(34.38)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.62%

Financial	20.11

Energy	12.19

Communications	10.61

Industrial	8.52

Technology	7.88

Consumer Cyclical	6.77

Basic Materials	6.58

Utilities	4.46

Diversified	0.89

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.03%

Microsoft Corp.	1.10

HSBC Holdings PLC (United Kingdom)	1.06

Johnson & Johnson	0.98

Procter & Gamble Co. (The)	0.95

AT&T Inc.	0.95

International Business Machines Corp.	0.92

BP PLC (United Kingdom)	0.89

JPMorgan Chase & Co.	0.88

Nestle SA Registered (Switzerland)	0.86

TOTAL	10.62%

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/09 to 7/31/09)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$1,382.20	0.50%	$2.95
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
FTSE/Xinhua China 25
Actual	1,000.00	1,650.90	0.72	4.73
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.72	3.61
FTSE China (HK Listed)
Actual	1,000.00	1,635.50	0.72	4.70
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.72	3.61
MSCI ACWI
Actual	1,000.00	1,305.30	0.35	2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

SHAREHOLDER EXPENSES	31

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/09 to 7/31/09)
MSCI ACWI ex US
Actual	$1,000.00	$1,378.10	0.35%	$2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76
MSCI All Country Asia ex Japan
Actual	1,000.00	1,618.50	0.70	4.54
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.70	3.51
MSCI EAFE Growth
Actual	1,000.00	1,263.40	0.40	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01
MSCI EAFE Value
Actual	1,000.00	1,350.30	0.40	2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01
MSCI EAFE Small Cap
Actual	1,000.00	1,399.80	0.40	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01
MSCI Kokusai
Actual	1,000.00	1,280.40	0.25	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 97.76%

AUSTRALIA – 5.69%
ABB Grain Ltd.	9,748	$72,207
Arrow Energy Ltd.[a]	18,436	65,752
Astro Japan Property Trust	68,832	24,606
Atlas Iron Ltd.[a]	9,796	16,166
Australian Worldwide Exploration Ltd.[a]	19,808	43,968
Beach Petroleum Ltd.	39,612	27,992
Bradken Ltd.	4,780	20,982
Centennial Coal Co. Ltd.	13,504	33,567
ConnectEast Group	60,740	19,694
Cromwell Group	28,248	15,030
David Jones Ltd.	16,288	69,601
Energy World Corp. Ltd.[a]	12,520	6,661
Felix Resources Ltd.	1,800	26,786
Gindalbie Metals Ltd.[a]	13,708	9,972
Healthscope Ltd.	10,892	39,390
Independence Group NL	5,396	23,776
Infigen Energy	35,628	38,209
ING Office Fund	53,676	21,642
iSOFT Group Ltd.[a]	20,108	12,788
JB Hi-Fi Ltd.	6,424	90,256
Karoon Gas Australia Ltd.[a]	1,736	16,294
Linc Energy Ltd.[a]	6,784	8,742
Lynas Corp. Ltd.[a]	20,104	7,438
Macarthur Coal Ltd.	4,624	30,138
Macquarie CountryWide Trust	19,656	8,579
Macquarie Leisure Trust Group	29,944	35,598
Minara Resources Ltd.[a]	15,460	14,266
Monadelphous Group Ltd.	3,468	33,560
Mount Gibson Iron Ltd.[a]	17,340	17,227
Murchison Metals Ltd.[a]	15,052	23,901
Nexus Energy Ltd.[a]	15,848	4,611
OM Holdings Ltd.	10,952	15,934
Pacific Brands Ltd.	37,191	36,793
PanAust Ltd.[a]	56,937	19,407
Platinum Asset Management Ltd.	6,228	23,662
Platinum Australia Ltd.[a]	7,116	5,650
Primary Health Care Ltd.	12,992	60,161
Riversdale Mining Ltd.[a]	5,260	28,861
Roc Oil Co. Ltd.[a]	20,740	12,759
Seek Ltd.	7,540	26,703

Security	Shares	Value
Silex Systems Ltd.[a]	5,912	$34,061
Sino Gold Mining Ltd.[a]	11,437	50,298
St. Barbara Ltd.[a]	55,064	8,927
Straits Resources Ltd.[a]	9,336	18,007
Sundance Resources Ltd.[a]	53,236	7,966
Sunland Group Ltd.	12,540	8,966
Transfield Services Ltd.	5,660	13,175
Transpacific Industries Group Ltd.[b]	5,748	5,782
United Group Ltd.	4,624	46,168
Western Areas NLa	4,864	24,586

		1,327,265

AUSTRIA – 1.53%
Andritz AG	1,600	69,753
bwin Interactive Entertainment AGa	888	36,132
BWT AG	1,068	21,834
Intercell AGa	1,520	55,448
Oesterreichische Post AG	1,392	42,490
Palfinger AGb	1,460	24,591
RHI AGa	2,216	46,655
Schoeller-Bleckmann Oilfield Equipment AG	428	15,170
Semperit AG Holding	288	7,860
UNIQA Versicherungen AG	1,956	37,160

		357,093

BELGIUM – 1.89%
Ackermans & van Haaren NV	1,228	85,657
Agfa-Gevaert NVa	7,600	23,382
Befimmo SCA	656	55,803
Compagnie Maritime Belge SA	612	19,765
EVS Broadcast Equipment SA	416	24,004
NV Bekaert SA	692	85,786
Omega Pharma SA	956	29,954
Option NVa,b	4,960	13,431
RHJ International SAa	6,536	42,162
Telenet Group Holding NVa	2,632	60,115

		440,059

DENMARK – 1.54%
ALK-Abello A/S	320	24,433
Bang & Olufsen A/S Class B	928	7,739
DSV A/Sa	5,280	72,386
Genmab A/Sa	884	35,179
GN Store Nord A/Sa	7,804	37,446

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
Simcorp A/S	200	$34,159
Sydbank A/Sa	2,224	55,898
Topdanmark A/Sa	568	77,221
Torm A/S	1,516	15,299

		359,760

FINLAND – 2.32%
Amer Sports OYJ Class A	3,920	37,514
Cargotec Corp. Class B	1,028	19,165
Citycon OYJ	9,988	26,055
Elisa OYJ	3,676	67,074
Huhtamaki OYJ	4,412	49,541
Konecranes OYJ	1,488	40,357
M-real OYJ Class Ba	9,052	7,443
Orion OYJ Class B	2,688	46,874
Outotec OYJ	1,036	24,426
Pohjola Bank PLC	5,516	57,088
Ruukki Group OYJ[a]	5,516	13,373
Tieto OYJ	2,100	35,787
Uponor OYJ	2,688	36,547
Vacon OYJ	932	35,676
YIT OYJ	3,316	43,299

		540,219

FRANCE – 6.07%
Altran Technologies SAa	3,620	10,619
BioMerieux SA	688	66,601
Bollore SA	328	49,548
BOURBON SA	1,509	63,048
Compagnie Plastic Omnium SA	960	18,374
Derichebourg	4,428	12,932
Etablissements Maurel et Prom	3,128	53,926
Fimalac SA	664	34,831
Fonciere des Regions	624	54,416
Groupe Eurotunnel SA	4,516	26,647
Guyenne et Gascogne SA	636	63,569
Havas SA	14,728	42,429
IMS International Metal Service[a]	1,120	17,927
Ipsos SA	2,080	54,010
M6-Metropole Television	3,420	68,003
Neopost SA	944	79,967
Nexans SA	660	44,175
Nexity	912	31,264
NicOx SAa	1,524	18,884

Security	Shares	Value
Rhodia SAa	2,560	$27,762
Rubis SA	1,084	87,600
Saft Groupe SA	1,020	39,580
SCOR SE	4,288	102,406
Sechilienne-Sidec	1,172	44,913
Societe de la Tour Eiffel	360	13,684
Societe Immobiliere de Location pour l’Industrie et le Commerce	680	67,774
Soitec SAa	3,528	30,746
SR Teleperformance SA	2,212	69,621
Theolia SAa	912	4,771
Thomson[a]	17,004	22,468
Ubisoft Entertainment SAa	2,184	37,110
Zodiac Aerospace	1,480	56,842

		1,416,447

GERMANY – 5.49%
Aareal Bank AGa	1,288	18,224
AIXTRON AG	2,972	48,456
Aurubis AG	1,684	58,350
Bauer AG	568	20,374
Bilfinger Berger AG	856	44,660
Conergy AGa	6,012	5,796
Demag Cranes AG	1,008	24,866
Deutsche Wohnen AG Bearer[a]	540	8,153
DEUTZ AGa	4,724	22,503
DIC Asset AG	1,424	9,993
Douglas Holding AG	1,688	66,817
ElringKlinger AG	1,884	35,952
Freenet AGa	2,320	28,451
FUCHS PETROLUB AG	604	35,332
Gildemeister AG	1,716	18,344
Heidelberger Druckmaschinen AGa	2,640	19,388
IVG Immobilien AGa	2,388	16,488
Kontron AG	3,164	36,200
LEONI AG	1,272	24,688
MLP AG	2,512	34,011
MTU Aero Engines Holding AG	1,320	47,722
Nordex AGa	844	13,557
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,136	21,289
Premiere AGa	9,280	38,681
QIAGEN NVa	4,712	89,451

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
Rheinmetall AG	880	$42,619
RHON KLINIKUM AGb	1,764	40,390
SGL Carbon SEa	1,600	52,377
Software AG	700	52,102
Solon SEa,b	284	4,091
Stada Arzneimittel AG	1,516	36,624
Symrise AG	3,044	48,724
Tognum AG	2,732	37,881
United Internet AG Registered[a]	3,580	45,426
Vossloh AG	376	43,382
Wincor Nixdorf AG	1,100	58,732
Wirecard AG	2,916	31,213

		1,281,307

HONG KONG – 3.91%
APAC Resources Ltd.[a]	160,000	17,961
Champion REIT	64,000	25,600
China Dongxiang Group Co.	56,000	42,560
China Everbright International Ltd.	104,000	39,721
China Gas Holdings Ltd.	80,000	21,471
China Grand Forestry Green Resources Group Ltd.[a]	168,000	8,129
China Green Holdings Ltd.	48,000	50,291
China Mining Resources Group Ltd.[a]	240,000	14,090
China Pharmaceutical Group Ltd.	24,000	13,688
China Power New Energy Development Co. Ltd.[a,b]	160,000	12,593
China State Construction International Holdings Ltd.[b]	64,000	33,610
Chow Sang Sang Holdings International Ltd.	32,000	27,995
Daphne International Holdings Ltd.	24,000	16,134
eSun Holdings Ltd.[a]	40,000	6,039
Franshion Properties (China) Ltd.	56,000	19,582
FU JI Food and Catering Services Holdings Ltd.	16,000	15,690
Fushan International Energy Group Ltd.[a]	64,000	42,364
Geely Automobile Holdings Ltd.	120,000	29,264
Hi Sun Technology (China) Ltd.[a]	48,000	10,529
HKR International Ltd.[a]	67,200	29,655
Kingsoft Corp. Ltd.	27,236	27,517
Midland Holdings Ltd.	32,000	25,641

Security	Shares	Value
Minth Group Ltd.	48,000	$45,832
Pacific Basin Shipping Ltd.	44,000	33,156
Peace Mark Holdings Ltd.[a,c]	30,000	–
Poly (Hong Kong) Investments Ltd.	12,000	10,823
Ports Design Ltd.	18,000	46,405
Regal Hotels International Holdings Ltd.	36,000	11,566
REXLot Holdings Ltd.[a]	200,000	17,290
Samling Global Ltd.	184,000	14,957
Shougang Concord International Enterprises Co. Ltd.	88,000	17,827
Sino Union Petroleum & Chemical International Ltd.[a]	80,000	10,116
Sinolink Worldwide Holdings Ltd.	144,000	23,226
Sinotruk (Hong Kong) Ltd.	22,000	25,548
SRE Group Ltd.[a]	120,000	16,258
Tian An China Investments Co. Ltd.	44,400	26,067
VTech Holdings Ltd.	8,000	57,032
XinAo Gas Holdings Ltd.	16,000	26,508

		912,735

IRELAND – 0.99%
C&C Group PLC	9,608	27,925
DCC PLC	3,292	70,008
Grafton Group PLC[a]	9,148	43,837
Greencore Group PLC	10,488	15,910
Irish Continental Group PLC[a]	428	6,129
Kingspan Group PLC	6,288	42,078
Smurfit Kappa Group PLC	4,336	25,204

		231,091

ISRAEL – 0.62%
Delek Drilling LP	24,572	41,455
Hadera Paper Ltd.[a]	1,084	60,721
Retalix Ltd.[a]	4,712	42,686

		144,862

ITALY – 2.92%
Azimut Holding SpA	6,204	65,968
Banca Piccolo Credito Valtellinese Scrl	8,456	83,320
Banca Popolare dell’Etruria e del Lazio Scrl	6,312	39,375
COFIDE SpA[a]	41,796	33,598
Danieli SpA RNC	2,020	21,479
Gruppo Coin SpA[a]	5,856	27,813

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
Gruppo Editoriale L’Espresso SpA[a]	20,524	$37,362
Hera SpA	28,300	69,412
Impregilo SpA	10,308	39,056
Indesit Co. SpA[a]	3,284	20,858
Interpump Group SpA[a]	7,556	33,209
Pirelli & C. Real Estate SpA[a]	18,012	13,854
Prysmian SpA	3,416	58,455
Seat Pagine Gialle SpA[a]	1,424	365
Societa Cattolica di Assicurazioni Scrl[a]	1,780	58,850
Societa Iniziative Autostradali e Servizi SpA	4,536	33,248
Sorin SpA[a]	24,644	37,420
Tiscali SpA[a]	18,984	8,047

		681,689

JAPAN – 20.96%
Adeka Corp.	10,000	89,080
Aeon Delight Co. Ltd.	400	5,572
Akebono Brake Industry Co. Ltd.[b]	6,800	42,859
Amano Corp.	5,600	49,650
Bank of Ikeda Ltd. (The)[a]	400	15,715
Bank of Okinawa Ltd. (The)	2,000	73,533
Best Denki Co. Ltd.	2,000	9,938
COMSYS Holdings Corp.	8,000	92,106
Culture Convenience Club Co. Ltd.[b]	2,000	15,253
Daibiru Corp.	3,600	32,296
Daiei Inc. (The)[a]	2,000	7,879
Daifuku Co. Ltd.	4,000	27,396
Daihen Corp.	8,000	26,556
Daio Paper Corp.	4,000	35,884
Daiseki Co. Ltd.	1,200	26,094
Daiwabo Holdings Co. Ltd.	4,000	15,631
Denyo Co. Ltd.	1,200	9,379
Doutor Nichires Holdings Co. Ltd.	5,600	77,122
Duskin Co. Ltd.	2,800	48,414
eAccess Ltd.	76	58,680
Eighteenth Bank Ltd. (The)	16,000	45,212
FP Corp.	800	36,304
Fuji Soft Inc.	2,000	40,002
Furukawa Co. Ltd.	20,000	27,102
Futaba Industrial Co. Ltd.	4,000	15,463
Fuyo General Lease Co. Ltd.	1,600	35,128
GEO Corp.	36	28,249
Glory Ltd.	2,400	49,162

Security	Shares	Value
GMO Internet Inc.	2,800	$11,736
Goldcrest Co. Ltd.	1,160	27,600
Gourmet Kineya Co. Ltd.	4,000	26,682
GS Yuasa Corp.	8,000	72,693
Hanwa Co. Ltd.	12,000	48,532
Heiwa Real Estate Co. Ltd.	14,000	48,679
Hitachi Kokusai Electric Inc.	4,000	29,287
Hitachi Zosen Corp.[a]	26,000	33,321
Hogy Medical Co. Ltd.	800	40,927
Honeys Co. Ltd.	1,920	15,429
HORIBA Ltd.	1,600	37,565
Hosiden Corp.	3,600	46,477
Inaba Denki Sangyo Co. Ltd.	3,600	81,685
Iseki & Co. Ltd.[a]	4,000	18,404
Japan Airport Terminal Co. Ltd.	3,200	37,178
Japan Securities Finance Co. Ltd.	6,400	52,910
Japan Transcity Corp.	12,000	35,422
Joshin Denki Co. Ltd.[b]	4,000	33,069
Juki Corp.	8,000	9,748
JVC KENWOOD Holdings Inc.[a]	24,000	15,127
Kadokawa Group Holdings Inc.	2,000	48,007
Kagome Co. Ltd.	6,800	119,149
Kakaku.com Inc.	4	16,009
Kanematsu Corp.[a]	28,000	26,766
Kayaba Industry Co. Ltd.	8,000	18,320
Kenedix Inc.[a]	24	9,227
Kisoji Co. Ltd.	6,000	124,229
Kiyo Holdings Inc.	48,000	58,490
Komori Corp.	2,800	30,266
K’s Holdings Corp.	2,000	59,037
Kureha Corp.	24,000	138,159
Kyoei Steel Ltd.	800	19,833
Kyowa Exeo Corp.	4,000	38,910
Makino Milling Machine Co. Ltd.	4,000	13,110
Mars Engineering Corp.	800	24,749
Marusan Securities Co. Ltd.	6,000	41,221
Meitec Corp.	3,200	58,020
Mikuni Coca-Cola Bottling Co. Ltd.	12,000	98,198
Miraca Holdings Inc.	2,800	69,562
Mitsubishi Paper Mills Ltd.	32,000	45,044
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	17,648
Nachi-Fujikoshi Corp.	12,000	24,581

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
Net One Systems Co. Ltd.	12	$21,064
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	39,708
Nifco Inc.	4,000	72,693
Nihon Dempa Kogyo Co. Ltd.	1,200	29,119
Nihon Kohden Corp.	2,400	33,304
Nihon Unisys Ltd.	3,600	31,350
Nippon Carbon Co. Ltd.	8,000	25,127
Nippon Denko Co. Ltd.	4,000	26,178
Nippon Yakin Kogyo Co. Ltd.	4,000	20,505
Nissin Kogyo Co. Ltd.	2,400	33,682
NOF Corp.	16,000	71,096
Noritz Corp.	4,400	48,994
Oita Bank Ltd. (The)	12,000	59,877
Okumura Corp.	16,000	66,390
Orient Corp.[a]	10,000	11,765
OSG Corp.	4,000	36,515
Parco Co. Ltd.	4,000	34,666
Park 24 Co. Ltd.	3,200	26,623
Right On Co. Ltd.	1,600	15,883
Ringer Hut Co. Ltd.[a]	3,200	40,574
Risa Partners Inc.	12	10,551
Rohto Pharmaceutical Co. Ltd.	4,000	42,397
Ryosan Co. Ltd.	5,200	132,738
Sagami Chain Co. Ltd.[a]	4,000	35,422
Saizeriya Co. Ltd.	2,800	44,120
Sanken Electric Co. Ltd.	8,000	31,430
Sankyu Inc.	12,000	45,254
Sanyo Special Steel Co. Ltd.	8,000	32,355
Sawai Pharmaceutical Co. Ltd.	400	21,052
Showa Corp.	6,400	35,968
Star Micronics Co. Ltd.	2,000	20,232
Sumitomo Warehouse Co. Ltd. (The)	12,000	50,549
Tadano Ltd.	8,000	38,153
Telepark Corp.	24	36,002
Toagosei Co. Ltd.	20,000	60,297
TOC Co. Ltd.	8,000	32,691
Toho Bank Ltd. (The)	28,000	125,889
Toho Holdings Co. Ltd.	2,400	32,145
Tokai Tokyo Financial Holdings Inc.	16,000	58,322
Tokyo Dome Corp.	8,000	25,211
Tokyo Ohka Kogyo Co. Ltd.	4,000	85,089
Tokyo Tomin Bank Ltd. (The)	1,600	29,749
Toyo Tanso Co. Ltd.	800	42,187

Security	Shares	Value
Trans Cosmos Inc.[a]	2,800	$35,296
Wacom Co. Ltd.	12	25,287
Yamanashi Chuo Bank Ltd. (The)	16,000	82,021
Yodogawa Steel Works Ltd.	16,000	76,138

		4,888,323

NETHERLANDS – 3.23%
Aalberts Industries NV	3,088	28,545
ASM International NVa	2,296	38,492
BinckBank NV	2,380	35,092
Crucell NVa	2,272	56,112
CSM NV	2,790	48,910
Draka Holding NVa	1,116	17,911
Gemalto NVa	2,288	84,988
Hunter Douglas NV	596	20,440
Imtech NV	2,524	53,354
KAS Bank NV	2,600	40,548
Koninklijke BAM Groep NV	2,508	21,832
Koninklijke Boskalis Westminster NV	1,564	38,904
Koninklijke Wessanen NV	5,312	23,113
Mediq NV	2,912	38,345
Nutreco Holding NV	956	40,858
Oce NV	3,256	15,967
Smit Internationale NV	480	33,345
TomTom NVa	1,748	19,107
USG People NVa,b	1,634	21,660
Wavin NV	4,160	7,602
Wereldhave NV	836	67,227

		752,352

NEW ZEALAND – 0.55%
Freightways Ltd.	23,972	49,082
Goodman Property Trust	89,408	58,273
New Zealand Oil & Gas Ltd.	18,980	20,243

		127,598

NORWAY – 2.43%
Acergy SA	3,372	35,802
Aker ASA Class A	800	17,479
Atea ASA	3,436	17,024
BW Offshore Ltd.[a]	16,000	18,662
DNO International ASA[a]	27,424	33,412
Ekornes ASA	4,529	64,007
Fred Olsen Energy ASA	848	30,714
Frontline Ltd.	1,480	34,080
Marine Harvest ASA[a,b]	65,164	40,755

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
Norske Skogindustrier ASA[a]	9,220	$14,558
Petroleum Geo-Services ASA[a]	4,220	29,484
Prosafe Production Public Ltd.[a]	8,160	15,244
Prosafe SE	8,604	44,936
Schibsted ASA[a]	1,776	20,138
Subsea 7 Inc.[a]	2,800	32,303
Tandberg ASA	2,780	58,703
TGS-NOPEC Geophysical Co. ASA[a]	2,968	33,499
Tomra Systems ASA	6,816	25,798

		566,598

PORTUGAL – 0.76%
Banif SGPS SA Registered	8,388	14,152
Impresa SGPS SAa	14,808	21,624
Jeronimo Martins SGPS SA	6,088	42,466
Mota-Engil SGPS SA	10,420	44,171
Sonae Industria SGPS SAa	7,796	23,642
Sonae SGPS SA	29,544	30,870

		176,925

SINGAPORE – 1.63%
Ascendas Real Estate Investment Trust	55,468	65,390
CapitaRetail China Trust	36,000	34,701
CDL Hospitality Trusts	32,000	26,851
CH Offshore Ltd.	72,000	26,213
China Fishery Group Ltd.[a]	35,200	28,559
China Hongxing Sports Ltd.[b]	132,000	18,765
Indofood Agri Resources Ltd.[a]	12,000	12,732
Jardine Strategic Holdings Ltd.	2,000	32,520
Jurong Technologies Industrial Corp. Ltd.[c]	60,000	1,040
Kim Eng Holdings Ltd.	19,737	27,510
Raffles Education Corp. Ltd.	56,000	25,242
Singapore Petroleum Co. Ltd.	12,000	51,843
Straits Asia Resources Ltd.	20,000	29,541

		380,907

SPAIN – 3.95%
Abengoa SA	1,496	38,156
Banco Pastor SA	6,569	52,992
Baron de Ley SAa	1,472	58,851
Bolsas y Mercados Espanoles	2,016	64,938
Construcciones y Auxiliar de Ferrocarriles SA	120	53,421
Ebro Puleva SA	4,942	81,276

Security	Shares	Value
FAES FARMA SA	6,297	$33,211
Grupo Catalana Occidente SA	1,940	39,579
Grupo Empresarial ENCE SAa	6,872	21,337
Iberia Lineas Aereas de Espana SAa	16,904	37,530
Indra Sistemas SA	4,180	95,560
La Seda de Barcelona SA Class Ba,c	25,600	7,259
NH Hoteles SAa,b	10,140	40,253
Obrascon Huarte Lain SA	1,892	45,574
Prosegur Compania de Seguridad SA	1,700	58,688
Tecnicas Reunidas SA	600	29,620
Tubacex SA	7,008	25,932
Tubos Reunidos SA	7,872	21,763
Viscofan SA	3,080	71,963
Vocento SAa	2,608	14,013
Zeltia SAa,b	6,896	29,721

		921,637

SWEDEN – 3.63%
Avanza Bank Holding AB	2,644	45,002
Axis Communications AB	1,600	13,891
Castellum AB	6,180	45,171
D. Carnegie & Co. ABc	3,396	–
Elekta AB Class B	912	14,208
Eniro ABa	6,783	22,718
Getinge AB Class B	5,520	81,831
Hakon Invest AB	2,490	26,317
Hexagon AB Class B	4,800	51,721
Hoganas AB Class B	888	11,793
JM ABa	2,400	19,931
Kinnevik Investment AB	5,708	75,999
Kungsleden AB	5,208	27,737
Lindab International AB	2,800	23,348
Lundin Petroleum ABa	6,232	54,661
Meda AB Class A	5,200	39,971
Modern Times Group MTG AB Class B	1,440	53,170
Nibe Industrier AB Class B	1,568	14,636
Niscayah Group AB	12,544	22,039
Peab AB	4,384	20,219
Q-Med ABa	3,356	22,526
Ratos AB Class B	3,768	89,477
SAS ABa	27,300	13,678
TradeDoubler ABa	800	7,714
Trelleborg AB Class Ba	10,008	49,866

		847,624

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
SWITZERLAND – 4.60%
Aryzta AGa	2,456	$85,575
Bank Sarasin & Compagnie AG Class B Registered[a]	1,600	51,810
Banque Cantonale Vaudoise Registered	112	39,233
Basler Kantonalbank Participation Certificates	1,040	112,479
Bucher Industries AG Registered	360	39,036
Forbo Holding AG Registered[a]	120	26,202
Galenica AG Registered	140	41,626
Georg Fischer AG Registered[a]	120	25,076
Helvetia Holding AG	204	56,438
Kaba Holding AG Class B Registered	200	38,708
Kudelski SA Bearer	1,884	35,326
Kuoni Reisen Holding AG Class B Registered	128	38,296
Logitech International SA Registered[a]	4,496	75,194
Mobimo Holding AG Registered[a]	372	52,192
Panalpina Welttransport Holding AG Registered	568	43,276
PSP Swiss Property AG Registered[a]	2,108	111,154
Rieter Holding AG Registered[a]	184	34,159
Schmolz + Bickenbach AG Registered	704	23,908
Sulzer AG Registered	840	55,024
Valora Holding AG Registered	208	42,035
Vontobel Holding AG Registered	1,464	46,386

		1,073,133

UNITED KINGDOM – 23.05%
Aberdeen Asset Management PLC	18,076	37,309
Admiral Group PLC	4,720	74,847
Aggreko PLC	7,136	64,712
Amlin PLC	11,948	65,862
Aquarius Platinum Ltd.	7,493	32,298
ARM Holdings PLC	32,512	68,049
Arriva PLC	6,220	44,728
Ashmore Group PLC	5,404	18,859
Ashtead Group PLC	23,180	23,922
Assura Group Ltd.[a]	22,184	11,309
Autonomy Corp. PLC[a]	4,960	96,619
AVEVA Group PLC	2,608	34,935
Babcock International Group PLC	6,680	52,133

Security	Shares	Value
Balfour Beatty PLC	10,960	$55,555
Barratt Developments PLC[a]	10,216	33,619
Bellway PLC	4,028	49,082
Berkeley Group Holdings PLC
(The) Units[a]	3,060	41,903
Bodycote PLC	5,805	13,738
Bovis Homes Group PLC	5,472	41,912
Britvic PLC	7,584	42,874
Brixton PLC	12,264	9,556
BSS Group PLC (The)	7,312	31,457
BTG PLC[a]	7,388	21,955
Carillion PLC	16,156	69,706
Carpetright PLC	2,796	29,689
Catlin Group Ltd.	7,160	36,798
Cattles PLC[c]	22,848	379
Charter International PLC	3,768	34,982
Chemring Group PLC	1,436	48,256
Chloride Group PLC	12,384	29,205
Close Brothers Group PLC	5,444	62,410
Collins Stewart PLC	13,208	16,642
COLTTelecom Group SAa	5,976	11,022
Cookson Group PLC	6,708	34,614
Croda International PLC	4,276	40,974
CSR PLC[a]	3,752	26,560
Dairy Crest Group PLC	4,884	26,659
Dana Petroleum PLC[a]	2,672	60,821
De La Rue PLC	3,010	41,543
Debenhams PLC	22,636	33,305
Derwent London PLC	3,148	50,362
Dimension Data Holdings PLC	42,816	42,767
DS Smith PLC	14,104	17,537
DSG International PLC	88,697	40,438
Dunelm Group PLC	4,508	20,889
easyJet PLC[a]	7,340	36,780
Fidessa Group PLC	1,272	25,474
FirstGroup PLC	11,500	63,201
Galiform PLC[a]	22,968	21,323
Galliford Try PLC	43,108	39,307
GAME Group PLC (The)	13,132	32,003
Go-Ahead Group PLC (The)	1,636	32,601
Greene King PLC	6,636	46,509
Halfords Group PLC	11,244	64,870

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
Henderson Group PLC	21,884	$38,185
Heritage Oil PLC[a]	8,432	76,186
Hikma Pharmaceuticals PLC	4,536	32,693
Hiscox Ltd.	12,648	63,430
HMV Group PLC	22,980	41,526
Homeserve PLC	2,184	49,821
Hunting PLC	4,676	32,404
IG Group Holdings PLC	9,488	47,346
IMI PLC	7,016	39,547
Inchcape PLC	119,760	54,600
Informa PLC	15,310	60,853
Inmarsat PLC	10,832	99,486
Intermediate Capital Group PLC	15,504	50,507
International Personal Finance PLC	6,340	14,084
Interserve PLC	5,056	16,429
Intertek Group PLC	4,636	79,855
Investec PLC	12,184	81,605
JD Wetherspoon PLC	7,620	57,100
JKX Oil & Gas PLC	4,692	17,891
John Wood Group PLC	8,708	38,546
Keller Group PLC	2,636	27,969
Kier Group PLC	1,588	23,957
Laird PLC	5,920	17,102
London Stock Exchange Group PLC	4,924	58,122
Marston’s PLC	24,393	37,508
Meggitt PLC	17,204	51,268
Melrose PLC	11,902	22,741
Michael Page International PLC	9,288	46,464
Micro Focus International PLC	3,924	26,249
Misys PLC[a]	15,408	46,299
Mitchells & Butlers PLC[a]	10,032	43,284
Morgan Crucible Co. PLC (The)	8,416	17,964
N Brown Group PLC	8,228	31,647
National Express Group PLC	4,056	22,711
Northern Foods PLC	22,556	22,998
Northgate PLC	4,188	868
Northumbrian Water Group PLC	12,064	46,701
Pace PLC	3,772	13,492
Pennon Group PLC	9,532	72,139
Persimmon PLC	7,536	56,252
Peter Hambro Mining PLC	3,548	38,439
Petrofac Ltd.	5,376	66,889
Premier Farnell PLC	14,800	35,148

Security	Shares	Value
Premier Foods PLC[a]	50,337	$32,337
Premier Oil PLC[a]	3,120	63,984
Punch Taverns PLC[a]	7,032	12,241
QinetiQ Group PLC	14,284	31,969
Randgold Resources Ltd.	1,980	119,320
Rathbone Brothers PLC	3,168	39,391
Redrow PLC[a]	9,592	30,453
Regus PLC	18,608	21,517
Rightmove PLC	3,272	22,647
RPS Group PLC	8,360	26,437
Savills PLC	7,276	40,319
SDL PLC[a]	3,284	19,491
Serco Group PLC	12,268	82,066
Shaftesbury PLC	10,366	56,797
Shanks Group PLC	10,592	13,521
SIG PLC	10,419	21,030
SOCO International PLC[a]	1,868	40,166
Southern Cross Healthcare Ltd.[a]	7,764	17,344
Spectris PLC	4,068	37,565
Spirent Communications PLC	29,784	34,564
SSL International PLC	7,092	66,489
Stagecoach Group PLC	18,016	40,471
Taylor Wimpey PLC[a]	57,864	37,413
Travis Perkins PLC	3,601	48,625
Trinity Mirror PLC	17,228	23,349
TUI Travel PLC	16,352	61,538
Tullett Prebon PLC	7,600	44,729
UK Coal PLC[a]	5,332	10,387
UNITE Group PLC	7,440	15,541
Venture Production PLC	4,500	62,294
Victrex PLC	4,492	48,555
VT Group PLC	6,944	54,107
W.S. Atkins PLC	3,012	31,758
Weir Group PLC (The)	5,556	50,338
Wellstream Holdings PLC	2,328	21,015
WH Smith PLC	6,749	47,608
Woolworths Group PLC[c]	149,928	25
Xchanging PLC	5,156	16,412
Yell Group PLC[a]	20,648	10,526

		5,377,503

TOTAL COMMON STOCKS (Cost: $30,714,422)		22,805,127

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value
INVESTMENT COMPANIES – 1.74%

SINGAPORE – 0.29%
Macquarie International Infrastructure Fund Ltd.	248,000	$67,931

		67,931

SWITZERLAND – 0.49%
Absolute Private Equity AG Bearer[a]	4,924	37,176
BB BIOTECH AG Registered	1,160	78,142

		115,318

UNITED KINGDOM – 0.96%
BlackRock World Mining Trust PLC	5,880	41,917
Lowland Investment Co. PLC	3,248	28,000
RIT Capital Partners PLC	3,916	62,487
Templeton Emerging Markets Investment Trust PLC	13,692	90,343

		222,747

TOTAL INVESTMENT COMPANIES
(Cost: $651,974)		405,996

PREFERRED STOCKS – 0.09%

GERMANY – 0.09%
ProSiebenSat.1 Media AG	3,216	20,244

		20,244

TOTAL PREFERRED STOCKS
(Cost: $7,644)		20,244

RIGHTS – 0.03%

AUSTRALIA – 0.00%
Transpacific Industries Group Ltd.[a,c]	10,173	85

		85

GERMANY – 0.01%
RHON-KLINIKUM AGa	1,764	2,223

		2,223

UNITED KINGDOM – 0.02%
Northgate PLC[a]	41,880	3,819

		3,819

TOTAL RIGHTS
(Cost: $32,699)		6,127

Security	Shares	Value
WARRANTS – 0.01%

SWITZERLAND – 0.01%
Bank Sarasin & Compagnie AG
(Expires 9/15/09)[a]	1,600	$1,457

		1,457

TOTAL WARRANTS
(Cost: $1,314)		1,457

SHORT-TERM INVESTMENTS – 0.98%

MONEY MARKET FUNDS – 0.98%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[d,e,f]	197,955	197,955
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[d,e,f]	27,411	27,411
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[d,e]	4,448	4,448

		229,814

TOTAL SHORT-TERM INVESTMENTS
(Cost: $229,814)		229,814

TOTAL INVESTMENTS IN SECURITIES – 100.61%
(Cost: $31,637,867)		23,468,765

Other Assets, Less Liabilities – (0.61)%		(142,094)

NET ASSETS – 100.00%		$23,326,671

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.74%

AIRLINES – 1.06%
Air China Ltd. Class Ha,b	185,952,000	$119,968,258

		119,968,258

BANKS – 36.98%
Bank of China Ltd. Class H	1,337,424,000	666,119,136
Bank of Communications Co. Ltd. Class Hb	364,752,000	448,995,049
BOC Hong Kong (Holdings) Ltd.	226,182,000	482,129,359
China CITIC Bank Class Hb	523,884,000	365,026,498
China Construction Bank Class Hb	1,240,872,000	1,000,696,770
China Merchants Bank Co. Ltd. Class Hb	190,422,399	447,674,028
Industrial and Commercial Bank of China Ltd. Class H	1,067,436,000	768,548,956

		4,179,189,796

COAL – 7.08%
China Coal Energy Co. Class Hb	232,440,000	325,713,821
China Shenhua Energy Co. Ltd. Class Hb	116,220,000	474,624,421

		800,338,242

ELECTRIC – 2.28%
Datang International Power Generation Co. Ltd. Class Hb	185,952,000	122,127,688
Huaneng Power International Inc. Class Hb	171,648,000	135,324,196

		257,451,884

ENGINEERING & CONSTRUCTION – 4.77%
China Communications Construction Co. Ltd. Class Hb	250,320,000	324,929,413
China Railway Group Ltd. Class Ha,b	237,804,000	214,175,640

		539,105,053

Security	Shares	Value
INSURANCE – 12.28%
China Life Insurance Co. Ltd. Class Hb	205,620,000	$911,355,024
Ping An Insurance (Group) Co. of China Ltd. Class Hb	53,640,000	476,181,702

		1,387,536,726

MINING – 4.14%
Aluminum Corp. of China Ltd. Class Hb	221,712,000	258,042,495
Zijin Mining Group Co. Ltd. Class Hb	225,288,000	210,170,547

		468,213,042

OIL & GAS – 11.98%
China Petroleum & Chemical Corp. Class Hb	504,216,000	452,815,576
CNOOC Ltd.	328,992,000	442,332,195
PetroChina Co. Ltd. Class Hb	386,208,000	458,961,643

		1,354,109,414

TELECOMMUNICATIONS – 17.30%
China Mobile Ltd.	104,598,000	1,098,609,325
China Telecom Corp. Ltd. Class Hb	811,752,000	423,155,732
China Unicom (Hong Kong) Ltd.[b]	300,384,000	433,325,349

		1,955,090,406

TRANSPORTATION – 1.87%
China COSCO Holdings Co. Ltd. Class Hb	145,722,000	210,590,435

		210,590,435

TOTAL COMMON STOCKS
(Cost: $9,433,286,419)		11,271,593,256

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.15%

MONEY MARKET FUNDS – 7.15%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,d,e]	705,189,735	$705,189,735
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,d,e]	97,647,868	97,647,868
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,d]	5,222,128	5,222,128

		808,059,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $808,059,731)		808,059,731

TOTAL INVESTMENTS IN SECURITIES – 106.89%
(Cost: $10,241,346,150)		12,079,652,987

Other Assets, Less Liabilities – (6.89)%		(778,982,956)

NET ASSETS – 100.00%		$11,300,670,031

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.81%

AIRLINES – 0.62%
Air China Ltd. Class Ha	288,000	$185,805
China Eastern Airlines Corp. Ltd. Class Ha	126,000	40,808
China Southern Airlines Co. Ltd. Class Ha,b	109,000	39,380

		265,993

AUTO MANUFACTURERS – 1.28%
Denway Motors Ltd.	432,000	214,605
Dongfeng Motor Group Co. Ltd. Class H	270,000	287,766
Great Wall Motor Co. Ltd. Class H	40,500	46,091

		548,462

AUTO PARTS & EQUIPMENT – 0.20%
Weichai Power Co. Ltd. Class H	18,200	83,132

		83,132

BANKS – 29.02%
Bank of China Ltd. Class H	4,977,000	2,478,851
Bank of Communications Co. Ltd. Class H	612,000	753,347
BOC Hong Kong (Holdings) Ltd.	342,000	729,007
China CITIC Bank Class Hb	891,000	620,822
China Construction Bank Class H	5,616,000	4,529,003
China Merchants Bank Co. Ltd. Class H	301,950	709,870
Industrial and Commercial Bank of China (Asia) Ltd.	63,000	119,171
Industrial and Commercial Bank of China Ltd. Class H	3,411,000	2,455,904

		12,395,975

BEVERAGES – 0.29%
Tsingtao Brewery Co. Ltd. Class H	36,000	124,954

		124,954

BUILDING MATERIALS – 1.53%
Anhui Conch Cement Co. Ltd. Class H	36,000	260,592
China National Building Material Co. Ltd. Class H	180,000	392,049

		652,641

Security	Shares	Value
CHEMICALS – 0.50%
China BlueChemical Ltd. Class H	126,000	$70,722
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	180,000	82,683
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Ha	234,000	57,971

		211,376

COAL – 4.91%
China Coal Energy Co. Class Hb	378,000	529,684
China Shenhua Energy Co. Ltd. Class H	301,500	1,231,279
Yanzhou Coal Mining Co. Ltd. Class H	216,000	335,564

		2,096,527

COMMERCIAL SERVICES – 1.11%
Anhui Expressway Co. Class H	72,000	44,500
COSCO Pacific Ltd.	90,000	125,651
Jiangsu Expressway Co. Ltd. Class H	72,000	63,081
Shenzhen Expressway Co. Ltd. Class H	126,000	63,894
Shenzhen International Holdings Ltd.	990,000	74,090
Zhejiang Expressway Co. Ltd. Class Hb	108,000	104,655

		475,871

COMPUTERS – 0.60%
Lenovo Group Ltd.	540,000	256,411

		256,411

DIVERSIFIED FINANCIAL SERVICES – 0.66%
China Everbright Ltd.	90,000	281,611

		281,611

ELECTRIC – 1.96%
China Resources Power Holdings Co. Ltd.	109,600	283,544
Datang International Power Generation Co. Ltd. Class Hb	378,000	248,259
Huadian Power International Corp. Ltd. Class Ha,b	198,000	75,878
Huaneng Power International Inc. Class Hb	288,000	227,054

		834,735

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2009

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 1.17%
BYD Co. Ltd. Class Ha	63,000	$349,140
Dongfang Electric Corp. Ltd. Class H	18,000	88,141
Harbin Power Equipment Co. Ltd. Class H	54,000	63,964

		501,245

ENGINEERING & CONSTRUCTION – 2.71%
Beijing Capital International Airport Co. Ltd. Class Ha	126,000	89,744
China Communications Construction Co. Ltd. Class H	378,000	490,665
China Railway Construction Corp. Class H	148,500	236,832
China Railway Group Ltd. Class Ha	378,000	340,442

		1,157,683

ENVIRONMENTAL CONTROL – 0.02%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	36,000	10,173

		10,173

FOOD – 0.46%
China Foods Ltd.	180,000	111,251
Lianhua Supermarket Holdings Co. Ltd. Class H	45,000	82,799

		194,050

HOLDING COMPANIES – DIVERSIFIED – 3.38%
Beijing Enterprises Holdings Ltd.	36,000	180,928
China Merchants Holdings (International) Co. Ltd.	108,000	356,746
China Resources Enterprise Ltd.	90,000	225,057
CITIC Pacific Ltd.	90,000	256,644
Guangdong Investment Ltd.	234,000	131,039
Shanghai Industrial Holdings Ltd.[b]	54,000	292,643

		1,443,057

INSURANCE – 10.85%
China Insurance International Holdings Co. Ltd.[a]	54,000	163,044
China Life Insurance Co. Ltd. Class H	612,000	2,712,524
PICC Property and Casualty Co. Ltd. Class Ha	360,000	281,030

Security	Shares	Value
Ping An Insurance (Group) Co. of China Ltd. Class H	166,500	$1,478,081

		4,634,679

IRON & STEEL – 0.87%
Angang New Steel Co. Ltd. Class H	108,000	244,984
Maanshan Iron & Steel Co. Ltd. Class Ha	162,000	126,046

		371,030

MACHINERY – 0.29%
Shanghai Electric Group Co. Ltd. Class H	234,000	122,887

		122,887

MACHINERY – CONSTRUCTION/MINING – 0.26%
China National Materials Co. Ltd. Class H	117,000	110,810

		110,810

METAL FABRICATE & HARDWARE – 0.68%
Jiangxi Copper Co. Ltd. Class H	126,000	290,692

		290,692

MINING – 2.15%
Aluminum Corp. of China Ltd. Class H	342,000	398,041
China Molybdenum Co. Ltd. Class H	81,000	74,206
Zhaojin Mining Industry Co. Ltd. Class H	45,000	74,554
Zijin Mining Group Co. Ltd. Class H	396,000	369,427

		916,228

OIL & GAS – 12.46%
China Petroleum & Chemical Corp. Class H	1,440,000	1,293,205
CNOOC Ltd.	1,386,000	1,863,487
CNPC Hong Kong Ltd.[b]	90,000	91,161
PetroChina Co. Ltd. Class H	1,746,000	2,074,911

		5,322,764

OIL & GAS SERVICES – 0.18%
China Oilfield Services Ltd. Class H	72,000	78,503

		78,503

PHARMACEUTICALS – 0.02%
Guangzhou Pharmaceutical Co. Ltd. Class H	18,000	9,267

		9,267

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2009

Security	Shares	Value
REAL ESTATE – 2.70%
Beijing North Star Co. Class H	72,000	$30,844
China Overseas Land & Investment Ltd.	325,040	801,900
Guangzhou R&F Properties Co. Ltd. Class H	100,800	222,149
Shenzhen Investment Ltd.	198,000	98,872

		1,153,765

SHIPBUILDING – 0.09%
Guangzhou Shipyard International Co. Ltd. Class Hb	18,000	36,790

		36,790

SOFTWARE – 0.08%
Travelsky Technology Ltd. Class H	45,000	32,574

		32,574

TELECOMMUNICATIONS – 16.85%
China Communications Services Corp. Ltd. Class H	144,000	91,602
China Mobile Ltd.	504,000	5,293,592
China Telecom Corp. Ltd. Class H	1,458,000	760,036
China Unicom (Hong Kong) Ltd.[b]	630,128	909,005
ZTE Corp. Class H	32,440	141,479

		7,195,714

TEXTILES – 0.05%
Weiqiao Textile Co. Ltd.	36,000	22,715

		22,715

TRANSPORTATION – 1.86%
China COSCO Holdings Co. Ltd. Class H	216,000	312,153
China Shipping Container Lines Co. Ltd. Class Ha,b	270,000	105,561
China Shipping Development Co. Ltd. Class H	90,000	136,335
China South Locomotive and Rolling Stock Corp. Ltd. Class H	180,000	111,483
Guangshen Railway Co. Ltd. Class H	180,000	87,096
Sinotrans Ltd. Class H	171,000	43,246

		795,874

TOTAL COMMON STOCKS
(Cost: $33,175,556)		42,628,188

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.10%

MONEY MARKET FUNDS – 4.10%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[c,d,e]	1,511,658	$1,511,658
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[c,d,e]	209,320	209,320
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[c,d]	31,341	31,341

		1,752,319

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,752,319)		1,752,319

TOTAL INVESTMENTS IN SECURITIES – 103.91%
(Cost: $34,927,875)		44,380,507

Other Assets, Less Liabilities – (3.91)%		(1,668,744)

NET ASSETS – 100.00%		$42,711,763

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.50%

AUSTRALIA – 3.04%
AMP Ltd.	98,643	$460,879
ASX Ltd.	17,554	548,424
Australia and New Zealand Banking Group Ltd.	50,959	785,019
BHP Billiton Ltd.	68,787	2,164,493
BlueScope Steel Ltd.	175,016	490,334
Brambles Ltd.	75,849	377,712
Commonwealth Bank of Australia	24,759	880,969
CSL Ltd.	23,318	592,225
Foster’s Group Ltd.	149,733	670,950
Macquarie Group Ltd.	12,969	474,614
National Australia Bank Ltd.	33,929	686,273
Newcrest Mining Ltd.	21,484	535,822
Orica Ltd.	27,657	516,415
QBE Insurance Group Ltd.	27,379	443,850
Rio Tinto Ltd.	14,341	720,112
Santos Ltd.	67,642	816,520
Suncorp-Metway Ltd.	60,149	355,035
Telstra Corp. Ltd.	160,082	469,787
Wesfarmers Ltd.	33,143	712,256
Westfield Group	42,444	399,788
Westpac Banking Corp.	33,929	611,807
Woodside Petroleum Ltd.	15,851	602,222
Woolworths Ltd.	29,475	667,735

		14,983,241

AUSTRIA – 0.21%
Erste Group Bank AG	9,432	327,486
OMV AG	5,792	228,693
Telekom Austria AG	9,224	140,058
voestalpine AG	12,052	332,678

		1,028,915

BELGIUM – 0.27%
Anheuser-Busch InBev NV	22,833	903,650
Groupe Bruxelles Lambert SA	5,502	434,330

		1,337,980

BRAZIL – 0.67%
Companhia Siderurgica Nacional SA SP ADR	12,494	319,846
Itau Unibanco Holding SA SP ADR	81,506	1,458,142

Security	Shares	Value
Petroleo Brasileiro SA SP ADR	26,200	$1,080,488
Vale SA SP ADR	23,060	454,974

		3,313,450

CANADA – 4.18%
Bank of Montreal	14,410	720,034
Bank of Nova Scotia	19,650	834,639
Barrick Gold Corp.	22,139	770,390
Brookfield Asset Management Inc. Class A	21,353	446,969
Cameco Corp.	18,602	509,314
Canadian Imperial Bank of Commerce	10,742	658,868
Canadian National Railway Co.	15,589	755,441
Canadian Natural Resources Ltd.	13,362	800,410
Canadian Pacific Railway Ltd.	9,432	417,901
Enbridge Inc.	16,637	641,566
EnCana Corp.	13,750	734,876
Goldcorp Inc.	19,257	729,062
Husky Energy Inc.	16,637	487,830
IAMGOLD Corp.	39,038	412,371
Imperial Oil Ltd.	12,183	486,261
Kinross Gold Corp.	26,593	522,710
Manulife Financial Corp.	24,497	592,768
Nexen Inc.	23,449	484,337
Penn West Energy Trust	27,248	354,116
Petro-Canada	14,803	609,181
Potash Corp. of Saskatchewan Inc.	6,550	608,046
Power Corp. of Canada	19,781	553,304
Research In Motion Ltd.[a]	12,183	922,036
Rogers Communications Inc. Class B	15,744	435,869
Royal Bank of Canada	23,711	1,124,688
Shaw Communications Inc. Class B	32,226	563,679
SNC-Lavalin Group Inc.	15,196	638,988
Sun Life Financial Inc.	14,017	477,390
Suncor Energy Inc.	21,484	692,353
Talisman Energy Inc.	45,719	704,117
Teck Resources Ltd. Class Ba	20,305	532,464
Toronto-Dominion Bank (The)	15,720	917,666
TransCanada Corp.	16,899	478,943

		20,618,587

CHILE – 0.16%
LAN Airlines SA SP ADR	64,379	787,355

		787,355

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
CHINA – 2.11%
Bank of China Ltd. Class H	1,572,000	$782,952
China Communications Construction Co. Ltd. Class H	262,000	340,091
China Construction Bank Class H	875,000	705,641
China Life Insurance Co. Ltd. Class H	262,000	1,161,244
China Mengniu Dairy Co. Ltd.[a]	131,000	313,722
China Mobile Ltd.	131,000	1,375,914
China Petroleum & Chemical Corp. Class Hb	786,000	705,874
China Shenhua Energy Co. Ltd. Class H	131,000	534,984
China Shipping Container Lines Co. Ltd. Class Ha,b	1,179,000	460,948
CNOOC Ltd.	655,000	880,652
Industrial and Commercial Bank of China Ltd. Class H	1,572,000	1,131,833
PetroChina Co. Ltd. Class H	524,000	622,711
Ping An Insurance (Group) Co. of China Ltd. Class H	97,500	865,543
Shimao Property Holdings Ltd.	262,000	526,701

		10,408,810

CZECH REPUBLIC – 0.22%
CEZ AS	8,932	477,937
Komercni Banka AS	3,412	585,322

		1,063,259

DENMARK – 0.29%
Danske Bank A/Sa	19,126	396,042
Novo Nordisk A/S Class B	10,087	590,602
Vestas Wind Systems A/Sa	6,288	440,604

		1,427,248

EGYPT – 0.11%
Orascom Construction Industries Co. SP GDR	4,766	189,734
Orascom Telecom Holding SAE SP GDR[a,c]	10,614	367,244

		556,978

FINLAND – 0.49%
Fortum OYJ	15,851	365,182
Metso OYJ	14,541	304,903

Security	Shares	Value
Nokia OYJ	57,509	$761,522
Sampo OYJ Class A	25,283	525,129
UPM-Kymmene OYJ	44,409	462,762

		2,419,498

FRANCE – 4.27%
Accor SA	8,908	378,248
Alcatel-Lucent[a]	114,625	315,269
ALSTOM	5,764	393,641
ArcelorMittal	15,157	542,593
AXA	24,890	523,318
BNP Paribas	16,637	1,206,480
Bouygues SA	9,170	388,528
Cap Gemini SA	11,921	547,508
Carrefour SA	11,528	538,284
Compagnie de Saint-Gobain	11,277	454,858
Compagnie Generale de Geophysique-Veritas[a]	18,602	375,024
Compagnie Generale des Etablissements Michelin Class B	7,074	508,077
Credit Agricole SA	33,410	474,381
Danone SA	12,227	652,570
Essilor International SA	11,528	635,775
France Telecom SA	35,632	884,557
GDF Suez	18,743	712,286
Lafarge SA	4,782	343,594
L’Air Liquide SA	5,117	531,474
L’Oreal SA	5,240	451,758
LVMH Moet Hennessy Louis Vuitton SA	6,157	552,464
Pernod Ricard SA	7,108	549,418
PPR SA	4,716	522,787
PSA Peugeot Citroen SAa	8,777	264,800
Renault SAa	8,122	344,528
Sanofi-Aventis	19,650	1,280,390
Schneider Electric SA	5,764	520,878
SES SA	27,903	548,294
Societe Generale	8,384	535,483
Suez Environnement SA	7,353	139,378
Technip SA	8,908	535,736
Total SA	39,169	2,160,744
Unibail-Rodamco SE	2,620	455,398
Vallourec SA	3,013	394,276

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
Veolia Environnement	8,253	$282,338
Vinci SA	9,694	490,786
Vivendi SA	23,449	599,238

		21,035,159

GERMANY – 3.33%
Adidas AG	11,266	473,581
Allianz SE Registered	9,301	912,505
BASF SE	14,410	718,311
Bayer AG	15,327	935,688
Bayerische Motoren Werke AG	12,445	572,192
Commerzbank AGa,b	42,837	334,027
Daimler AG Registered	20,960	964,880
Deutsche Bank AG Registered	11,397	733,416
Deutsche Boerse AG	4,847	382,074
Deutsche Post AG Registered	22,925	360,934
Deutsche Telekom AG Registered	50,304	641,153
E.ON AG	32,619	1,228,283
Fresenius Medical Care AG & Co. KGaA	12,838	586,439
K+S AG	8,122	453,459
Linde AG	5,240	491,949
MAN SE	4,978	342,292
Merck KGaA	5,240	485,114
METRO AG	7,729	445,215
Muenchener Rueckversicherungs- Gesellschaft AG Registered	4,454	669,922
RWE AG	8,908	748,287
SAP AG	19,912	931,598
Siemens AG Registered	18,209	1,445,685
SolarWorld AGb	7,467	180,603
ThyssenKrupp AG	13,755	421,225
Volkswagen AG	2,620	937,021

		16,395,853

GREECE – 0.18%
National Bank of Greece SA SP ADR	148,710	881,850

		881,850

HONG KONG – 1.25%
Esprit Holdings Ltd.	52,400	378,630
Hang Lung Properties Ltd.	262,000	960,097
Hang Seng Bank Ltd.	39,300	638,431
Henderson Land Development Co. Ltd.[b]	131,000	865,440

Security	Shares	Value
Hong Kong and China Gas Co. Ltd. (The)	262,400	$587,095
New World Development Co. Ltd.	262,000	625,415
Swire Pacific Ltd. Class A	131,000	1,471,416
Wharf (Holdings) Ltd. (The)	131,000	616,119

		6,142,643

HUNGARY – 0.21%
OTP Bank Nyrt[a]	18,377	390,700
Richter Gedeon Nyrt	3,182	625,075

		1,015,775

INDIA – 0.87%
HDFC Bank Ltd. SP ADR	10,503	1,026,878
ICICI Bank Ltd. SP ADR	21,881	685,969
Infosys Technologies Ltd. SP ADR	20,725	891,797
Reliance Industries Ltd. SP GDR[a,d]	10,090	817,290
Wipro Ltd. SP ADR[b]	60,260	874,975

		4,296,909

INDONESIA – 0.27%
PT Astra International Tbk	196,500	580,096
PT Bank Central Asia Tbk	1,965,000	747,393

		1,327,489

IRELAND – 0.15%
Elan Corp. PLC[a]	18,471	149,267
Ingersoll-Rand PLC	20,186	582,972

		732,239

ISRAEL – 0.43%
Israel Chemicals Ltd.	44,933	511,481
Teva Pharmaceutical Industries Ltd.	30,523	1,632,203

		2,143,684

ITALY – 1.52%
Assicurazioni Generali SpA	16,418	372,193
Atlantia SpA	17,640	387,141
Banco Popolare SpA[a]	42,837	344,351
Enel SpA	113,273	612,260
Eni SpA	37,900	877,455
Finmeccanica SpA	38,812	585,474
Intesa Sanpaolo SpA[a]	76,481	283,276
Mediobanca SpA	55,806	779,322
Saipem SpA	16,947	456,506
Snam Rete Gas SpA	273,135	1,189,786
Telecom Italia SpA	263,834	410,708

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
UniCredit SpA[a]	227,416	$662,571
Unione di Banche Italiane ScpA	39,488	549,484

		7,510,527

JAPAN – 9.55%
AEON Co. Ltd.	52,400	506,413
AEON Credit Service Co. Ltd.	39,300	445,038
Aisin Seiki Co. Ltd.	26,200	670,172
Asahi Breweries Ltd.	26,200	414,213
Astellas Pharma Inc.	26,200	993,561
Bank of Yokohama Ltd. (The)	131,000	705,951
Bridgestone Corp.	39,300	678,704
Canon Inc.	26,200	971,543
Chubu Electric Power Co. Inc.	26,200	627,512
Daiichi Sankyo Co. Ltd.	26,200	473,386
Daikin Industries Ltd.	26,200	946,772
Denso Corp.	26,200	769,253
Eisai Co. Ltd.	26,200	927,507
FUJIFILM Holdings Corp.	26,200	850,444
Fujitsu Ltd.	131,000	855,948
Hitachi Ltd.	131,000	437,607
Honda Motor Co. Ltd.	26,200	839,435
Hoya Pentax HD Corp.	26,200	628,888
Japan Prime Realty Investment Corp.	262	560,632
JFE Holdings Inc.	26,200	1,048,605
Kansai Electric Power Co. Inc. (The)	39,300	873,150
Kobe Steel Ltd.	262,000	503,661
Komatsu Ltd.	39,300	639,484
Kyocera Corp.	13,100	1,048,605
Leopalace21 Corp.	52,400	446,414
Marubeni Corp.	131,000	601,366
Mitsubishi Chemical Holdings Corp.	131,000	584,852
Mitsubishi Corp.	26,200	520,174
Mitsubishi Heavy Industries Ltd.	262,000	1,043,101
Mitsubishi Motors Corp.[a,b]	262,000	481,643
Mitsubishi UFJ Financial Group Inc.	248,900	1,479,882
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,790	359,168
Mizuho Financial Group Inc.	249,100	562,598
Murata Manufacturing Co. Ltd.	13,100	638,521
NEC Corp.[a]	262,000	913,745
Nippon Oil Corp.	131,000	690,814
Nippon Steel Corp.	131,000	521,550

Security	Shares	Value
Nippon Telegraph and
Telephone Corp.	14,200	$583,245
Nissan Motor Co. Ltd.	78,600	568,889
Nitto Denko Corp.	26,200	839,435
Nomura Holdings Inc.	78,600	684,483
NTT DoCoMo Inc.	524	755,216
ORIX Corp.	5,240	329,719
SBI Holdings Inc.	2,358	473,854
Secom Co. Ltd.	13,100	557,330
Seven & I Holdings Co. Ltd.	26,200	610,998
Shin-Etsu Chemical Co. Ltd.	13,100	701,823
SoftBank Corp.	26,200	554,577
Sony Corp.	26,200	736,226
Sumitomo Chemical Co. Ltd.	131,000	645,402
Sumitomo Corp.	52,400	515,771
Sumitomo Electric Industries Ltd.	52,400	648,979
Sumitomo Metal Industries Ltd.	262,000	649,530
Sumitomo Mitsui Financial Group Inc.	13,100	557,330
Sumitomo Trust and Banking Co. Ltd. (The)	131,000	712,831
Suzuki Motor Corp.	26,200	657,787
T&D Holdings Inc.	19,650	573,843
Takeda Pharmaceutical Co. Ltd.	13,100	527,055
TDK Corp.	13,100	685,309
Terumo Corp.	13,100	661,915
Tokio Marine Holdings Inc.	26,200	756,867
Tokyo Electric Power Co. Inc. (The)	26,200	667,420
Tokyo Electron Ltd.	13,100	682,557
Toray Industries Inc.	131,000	652,282
Toshiba Corp.	131,000	577,972
Toyota Motor Corp.	65,500	2,745,365
Yamada Denki Co. Ltd.	7,860	488,799

		47,063,121

MEXICO – 0.63%
America Movil SAB de CV Series L	235,800	505,002
Cemex SAB de CV CPO[a]	269,191	253,129
Fomento Economico Mexicano SAB de CV BD Units[b]	183,400	707,725
Grupo Televisa SA CPO	144,100	518,133
Telefonos de Mexico SAB de CV Series L	406,100	321,040

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
Telmex Internacional SAB de CV Series L	406,100	$257,139
Wal-Mart de Mexico SAB de CV Series V	157,200	534,554

		3,096,722

NETHERLANDS – 1.29%
Aegon NV	48,732	356,365
Akzo Nobel NV	8,908	486,166
Heineken NV	11,528	457,790
ING Groep NV CVA	41,920	534,770
Koninklijke Ahold NV	53,448	604,616
Koninklijke DSM NV	16,113	572,933
Koninklijke KPN NV	38,383	573,832
Koninklijke Philips Electronics NV	27,772	629,980
Reed Elsevier NV	39,693	413,845
TNT NV	18,894	446,405
Unilever NV CVA	29,344	797,519
Wolters Kluwer NV	24,104	471,593

		6,345,814

NORWAY – 0.31%
DnB NOR ASA[a]	46,114	399,571
Orkla ASA	66,864	527,231
StatoilHydro ASA	14,150	301,118
Telenor ASA[a]	31,450	288,858

		1,516,778

PERU – 0.10%
Compania de Minas Buenaventura SA SP ADR	19,126	498,232

		498,232

PORTUGAL – 0.17%
BRISA – Auto-estradas de Portugal SA	46,898	386,305
Energias de Portugal SA	118,555	467,770

		854,075

RUSSIA – 0.72%
Mobile TeleSystems SP ADR	14,410	605,076
OAO Gazprom SP ADR	65,505	1,352,678
OAO NovaTek SP GDR[c]	6,943	299,313
Rostelecom SP ADR	4,391	133,047
Surgutneftegaz SP ADR	53,458	415,903
Uralkali SP GDR[c]	9,319	171,470

Security	Shares	Value
Vimpel-Communications SP ADR[a]	21,222	$286,709
Wimm-Bill-Dann Foods OJSC SP ADR[a]	4,323	294,656

		3,558,852

SINGAPORE – 0.59%
CapitaLand Ltd.	262,000	694,040
Keppel Corp. Ltd.	131,000	762,172
Singapore Exchange Ltd.	131,000	792,150
Singapore Telecommunications Ltd.	262,000	635,900

		2,884,262

SOUTH AFRICA – 1.01%
FirstRand Ltd.	309,946	599,814
Gold Fields Ltd.	39,038	460,404
Impala Platinum Holdings Ltd.	17,161	411,550
MTN Group Ltd.	36,848	601,684
Naspers Ltd. Class N	34,846	1,029,079
Sanlam Ltd.	282,305	712,344
Sasol Ltd.	13,231	469,226
Standard Bank Group Ltd.	56,854	677,267

		4,961,368

SOUTH KOREA – 1.66%
KB Financial Group Inc. SP ADR[a]	25,545	1,096,136
Korea Electric Power Corp. SP ADR[a]	71,598	957,265
KT Corp. SP ADR	50,355	808,701
LG Display Co. Ltd. SP ADR[b]	43,689	631,306
POSCO SP ADR	10,611	1,072,454
Samsung Electronics Co. Ltd. SP GDR[c]	6,550	1,938,800
Shinhan Financial Group Co. Ltd. SP ADR	15,790	1,062,351
SKTelecom Co. Ltd. SP ADR	36,680	617,324

		8,184,337

SPAIN – 1.99%
Acciona SA	2,751	330,545
Actividades de Construcciones y Servicios SA	15,720	833,312
Banco Bilbao Vizcaya Argentaria SA	83,849	1,369,462
Banco de Sabadell SA	77,814	516,301
Banco Popular Espanol SAb	69,881	627,632
Banco Santander SA	140,883	2,029,327
Gamesa Corporacion Tecnologica SA	16,768	360,872
Iberdrola SA	83,709	714,444

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
Industria de Diseno Textil SA	13,231	$707,936
Repsol YPF SA	28,689	662,577
Telefonica SA	66,941	1,656,577

		9,808,985

SWEDEN – 0.99%
Atlas Copco AB Class A	42,706	504,127
Hennes & Mauritz AB Class B	12,183	717,404
Nordea Bank AB	72,850	699,971
Sandvik AB	41,920	395,591
Scania AB Class B	30,392	352,508
Svenska Handelsbanken AB Class A	23,318	564,922
Telefonaktiebolaget LM Ericsson AB Class B	76,771	746,076
TeliaSonera AB	89,604	569,457
Volvo AB Class B	48,470	350,952

		4,901,008

SWITZERLAND – 2.97%
ABB Ltd. Registered[a]	49,518	898,110
Adecco SA Registered	12,838	614,315
Compagnie Financiere Richemont SA
Class A Bearer Units	12,987	316,877
Credit Suisse Group AG Registered	24,759	1,161,746
Holcim Ltd. Registered[a]	11,310	682,015
Julius Baer Holding AG Registered	8,908	421,294
Lindt & Spruengli AG Participation Certificates	262	516,088
Nestle SA Registered	78,731	3,217,272
Novartis AG Registered	40,741	1,852,604
Roche Holding AG Genusschein	15,196	2,379,118
Swiss Reinsurance Co. Registered	9,170	349,333
Syngenta AG Registered	2,358	540,286
UBS AG Registered[a]	70,118	1,016,996
Zurich Financial Services AG Registered	3,537	690,146

		14,656,200

TAIWAN – 1.29%
AU Optronics Corp. SP ADR[a]	69,205	770,944
Chunghwa Telecom Co. Ltd. SP ADR	107,969	1,885,139
Siliconware Precision Industries Co. SP ADR[b]	109,710	743,834

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	175,234	$1,834,700
United Microelectronics Corp. SP ADR[b]	329,102	1,118,947

		6,353,564

THAILAND – 0.27%
Bangkok Bank PCL NVDR	224,010	730,682
Kasikornbank PCL NVDR	278,049	592,376

		1,323,058

UNITED KINGDOM – 8.88%
Anglo American PLC	23,728	759,213
AstraZeneca PLC	32,095	1,491,440
Aviva PLC	61,177	355,739
BAE Systems PLC	88,032	448,048
Barclays PLC[e]	247,459	1,240,185
BG Group PLC	67,334	1,115,181
BHP Billiton PLC	45,077	1,168,044
BP PLC	399,812	3,295,582
British American Tobacco PLC	32,757	1,009,009
British Land Co. PLC[b]	62,751	452,538
British Sky Broadcasting Group PLC	60,391	546,651
BT Group PLC	167,680	352,072
Cadbury PLC	38,383	376,073
Carnival PLC	15,851	458,298
Centrica PLC	156,676	572,089
Compass Group PLC	108,730	581,332
Diageo PLC	44,802	696,699
Experian PLC	77,814	637,279
GlaxoSmithKline PLC	111,874	2,131,054
HSBC Holdings PLC	354,248	3,557,509
Imperial Tobacco Group PLC	19,912	564,820
International Power PLC	84,364	357,000
J Sainsbury PLC	92,748	488,195
Johnson Matthey PLC	16,768	393,631
Land Securities Group PLC	36,578	323,822
Legal & General Group PLC	279,685	298,839
Lonmin PLC[a]	11,606	265,718
Man Group PLC	61,439	281,888
Marks & Spencer Group PLC	87,639	502,348
National Grid PLC	59,343	549,462

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
Old Mutual PLC	283,615	$450,537
Pearson PLC	52,531	603,959
Prudential PLC	56,985	423,473
Reckitt Benckiser PLC	12,052	574,637
Reed Elsevier PLC	59,867	420,078
Rio Tinto PLC	33,466	1,380,937
Rolls-Royce Group PLC[a]	77,945	535,299
Royal Dutch Shell PLC Class A	71,919	1,874,310
Royal Dutch Shell PLC Class B	51,745	1,333,106
SABMiller PLC	30,392	698,845
Scottish & Southern Energy PLC	26,986	495,258
Shire PLC	37,466	551,564
Smith & Nephew PLC	50,566	398,616
Standard Chartered PLC	30,553	719,769
Standard Life PLC	154,842	507,762
Tesco PLC	159,951	974,517
Thomson Reuters PLC	9,302	295,318
3i Group PLC	70,647	320,622
Tomkins PLC	302,086	886,440
Unilever PLC	29,344	768,638
Vodafone Group PLC	1,130,530	2,299,704
Wm Morrison Supermarkets PLC	116,983	522,669
Wolseley PLC[a]	16,427	364,657
WPP PLC	58,164	445,253
Xstrata PLC	47,733	639,562

		43,755,288

UNITED STATES – 41.85%
Abbott Laboratories	30,261	1,361,442
Accenture Ltd. Class A	19,388	679,937
ACE Ltd.	11,397	559,137
Adobe Systems Inc.[a]	19,388	628,559
AES Corp. (The)[a]	35,108	449,031
Aetna Inc.	12,969	349,774
Aflac Inc.	10,611	401,732
Air Products and Chemicals Inc.	7,074	527,720
Alcoa Inc.	21,746	255,733
Allergan Inc.	10,218	545,948
Allstate Corp. (The)	14,410	387,773
Altria Group Inc.	46,898	822,122
Amazon.com Inc.[a]	8,908	763,950
American Electric Power Co. Inc.	15,589	482,635
American Express Co.	15,720	445,348

Security	Shares	Value
American Tower Corp. Class Aa	17,030	$580,553
Ameriprise Financial Inc.	12,445	345,971
Amgen Inc.[a]	25,021	1,559,059
Anadarko Petroleum Corp.	11,397	549,335
Apache Corp.	7,729	648,850
Apollo Group Inc. Class Aa	5,764	397,947
Apple Inc.[a]	20,174	3,296,230
Applied Materials Inc.	37,204	513,415
Archer-Daniels-Midland Co.	15,065	453,758
AT&T Inc.	122,616	3,216,218
Automatic Data Processing Inc.	16,637	619,728
Avon Products Inc.	16,899	547,190
Baker Hughes Inc.	9,694	392,607
Bank of America Corp.	188,598	2,789,364
Bank of New York Mellon Corp. (The)	22,794	623,188
Baxter International Inc.	14,672	827,061
BB&T Corp.	20,174	461,581
Becton, Dickinson and Co.	7,205	469,406
Bed Bath & Beyond Inc.[a]	22,925	796,644
Best Buy Co. Inc.	12,848	480,130
Biogen Idec Inc.[a]	10,349	492,095
Boeing Co. (The)	15,851	680,166
Boston Properties Inc.	4,296	227,258
Boston Scientific Corp.[a]	51,352	551,520
Bristol-Myers Squibb Co.	43,754	951,212
Burlington Northern Santa Fe Corp.	8,646	679,489
C.H. Robinson Worldwide Inc.	12,052	657,196
C.R. Bard Inc.	6,550	481,883
CA Inc.	28,427	600,947
Capital One Financial Corp.	13,755	422,278
Cardinal Health Inc.	10,873	362,071
Carnival Corp.	16,113	451,003
Caterpillar Inc.	11,659	513,696
CBS Corp. Class B NVS	29,868	244,619
Celgene Corp.[a]	11,790	671,558
Charles Schwab Corp. (The)	33,143	592,265
Chesapeake Energy Corp.	15,589	334,228
Chevron Corp.	43,754	3,039,590
Chubb Corp.	12,576	580,760
CIGNA Corp.	13,624	386,922
Cisco Systems Inc.[a]	127,070	2,796,811
Citigroup Inc.	254,271	806,039

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
CME Group Inc.	1,310	$365,267
Coach Inc.	19,126	565,938
Coca-Cola Co. (The)	40,479	2,017,473
Cognizant Technology Solutions Corp. Class Aa	20,567	608,578
Colgate-Palmolive Co.	11,790	854,068
Comcast Corp. Class A	22,401	332,879
ConAgra Foods Inc.	31,047	609,453
ConocoPhillips	33,143	1,448,681
CONSOL Energy Inc.	8,646	307,192
Constellation Energy Group Inc.	7,991	229,342
Cooper Industries Ltd. Class A	15,196	500,708
Corning Inc.	37,597	639,149
Costco Wholesale Corp.	10,218	505,791
Coventry Health Care Inc.[a]	12,052	277,196
Covidien PLC	15,327	579,514
CSX Corp.	13,493	541,339
CVS Caremark Corp.	30,130	1,008,752
Danaher Corp.	8,646	529,481
Deere & Co.	8,122	355,256
Dell Inc.[a]	55,806	746,684
Devon Energy Corp.	9,563	555,515
DIRECTV Group Inc. (The)[a,b]	26,593	688,759
Dominion Resources Inc.	15,720	531,336
Dover Corp.	15,851	539,093
Dow Chemical Co. (The)	21,091	446,496
Dr Pepper Snapple Group Inc.[a]	8,646	212,778
Duke Energy Corp.	37,597	582,002
E.I. du Pont de Nemours and Co.	18,209	563,204
Eaton Corp.	8,253	428,496
eBay Inc.[a]	24,759	526,129
Edison International	12,576	406,456
El Paso Corp.	41,265	415,126
Electronic Arts Inc.[a]	13,493	289,695
Eli Lilly and Co.	21,091	735,865
EMC Corp.[a]	52,138	785,198
Emerson Electric Co.	12,445	452,749
Entergy Corp.	6,026	484,069
EOG Resources Inc.	6,681	494,594
Equity Residential	17,161	411,864
Exelon Corp.	11,397	579,651
Expeditors International Washington Inc.	15,589	528,935

Security	Shares	Value
Express Scripts Inc.[a]	9,956	$697,318
Exxon Mobil Corp.	112,922	7,948,580
FedEx Corp.	7,467	506,561
Fifth Third Bancorp	53,186	505,267
FirstEnergy Corp.	9,170	377,804
Fluor Corp.	10,742	567,178
Ford Motor Co.[a]	65,500	524,000
FPL Group Inc.	10,087	571,630
Franklin Resources Inc.	6,550	580,854
Freeport-McMoRan Copper & Gold Inc.	9,563	576,649
Gap Inc. (The)	34,322	560,135
General Dynamics Corp.	7,729	428,109
General Electric Co.	210,779	2,824,439
General Mills Inc.	12,052	709,983
Genzyme Corp.[a]	8,908	462,236
Gilead Sciences Inc.[a]	20,174	987,114
Goldman Sachs Group Inc. (The)	10,742	1,754,169
Google Inc. Class Aa	5,240	2,321,582
H.J. Heinz Co.	16,244	624,744
Halliburton Co.	21,091	465,900
Hess Corp.	7,205	397,716
Hewlett-Packard Co.	58,688	2,541,190
Home Depot Inc. (The)	37,728	978,664
Honeywell International Inc.	13,755	477,298
Humana Inc.[a]	9,432	309,841
Illinois Tool Works Inc.	13,493	547,141
Intel Corp.	132,572	2,552,011
International Business Machines Corp.	26,593	3,136,112
International Game Technology	16,375	323,406
International Paper Co.	20,567	386,865
Intuit Inc.[a]	22,139	657,528
ITT Corp.	11,397	563,012
J.C. Penney Co. Inc.	14,279	430,512
Jacobs Engineering Group Inc.[a]	8,515	348,945
Johnson & Johnson	54,234	3,302,308
Johnson Controls Inc.	19,519	505,152
JPMorgan Chase & Co.	75,063	2,901,185
Juniper Networks Inc.[a]	23,056	602,453
Kellogg Co.	12,576	597,360
Kimberly-Clark Corp.	10,611	620,213

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
Kohl’s Corp.[a,b]	14,803	$718,686
Kraft Foods Inc. Class A	31,186	883,811
Kroger Co. (The)	24,890	532,148
L-3 Communications Holdings Inc.	6,026	454,963
Laboratory Corp. of America Holdings[a]	8,122	545,717
Legg Mason Inc.	9,432	265,416
Level 3 Communications Inc.[a]	95,892	117,947
Lincoln National Corp.	12,183	258,158
Lockheed Martin Corp.	7,205	538,646
Lowe’s Companies Inc.	34,715	779,699
Macy’s Inc.	26,724	371,731
Marathon Oil Corp.	17,423	561,892
Marriott International Inc. Class A	18,930	407,752
Marsh & McLennan Companies Inc.	26,200	535,004
MasterCard Inc. Class A	2,444	474,209
McDonald’s Corp.	22,139	1,218,973
McGraw-Hill Companies Inc. (The)	16,375	513,356
McKesson Corp.	11,266	576,256
Medco Health Solutions Inc.[a]	13,493	713,240
Medtronic Inc.	23,318	825,924
MEMC Electronic Materials Inc.[a]	10,742	189,274
Merck & Co. Inc.	48,601	1,458,516
MetLife Inc.	9,700	329,315
Microsoft Corp.	182,090	4,282,757
Mirant Corp.[a]	8,715	157,393
Monsanto Co.	10,742	902,328
Moody’s Corp.	17,030	404,292
Morgan Stanley	23,580	672,030
Motorola Inc.	70,871	507,436
Murphy Oil Corp.	8,515	495,573
National Oilwell Varco Inc.[a]	10,611	381,359
Newmont Mining Corp.	15,065	622,938
News Corp. Class A	34,846	359,959
Nike Inc. Class B	10,611	601,007
Noble Corp.	13,755	465,744
Noble Energy Inc.	8,646	528,444
Norfolk Southern Corp.	12,052	521,249
Northern Trust Corp.	8,908	532,787
Northrop Grumman Corp.	8,122	362,079
NRG Energy Inc.[a]	21,222	577,451
Nucor Corp.	10,611	471,871

Security	Shares	Value
NVIDIA Corp.[a]	24,263	$313,721
Occidental Petroleum Corp.	17,554	1,252,302
Omnicom Group Inc.	14,279	485,486
Oracle Corp.	85,019	1,881,470
Owens-Illinois Inc.[a]	12,052	409,045
PACCAR Inc.	15,720	544,698
Parker Hannifin Corp.	9,825	435,051
Paychex Inc.	19,912	527,668
Peabody Energy Corp.	11,790	390,367
PepsiCo Inc.	31,178	1,769,352
Pfizer Inc.	148,292	2,362,292
PG&E Corp.	17,292	698,078
Philip Morris International Inc.	46,898	2,185,447
PNC Financial Services Group Inc. (The)	12,994	476,360
PPL Corp.	13,624	460,355
Praxair Inc.	7,991	624,736
Precision Castparts Corp.	5,502	439,115
Principal Financial Group Inc.	11,659	276,318
Procter & Gamble Co. (The)	62,356	3,461,382
Progressive Corp. (The)[a]	36,418	567,392
Prudential Financial Inc.	9,039	400,157
Public Service Enterprise Group Inc.	14,017	454,852
Public Storage	8,777	636,947
QUALCOMM Inc.	37,728	1,743,411
Quest Diagnostics Inc.	12,838	701,212
Questar Corp.	12,052	398,560
Raytheon Co.	10,218	479,735
Reynolds American Inc.	10,087	438,885
Safeway Inc.	20,960	396,773
SanDisk Corp.[a]	10,087	179,750
Schering-Plough Corp.	39,169	1,038,370
Schlumberger Ltd.	25,676	1,373,666
Seagate Technology	29,868	359,611
Sempra Energy	11,921	625,018
Simon Property Group Inc.	7,942	442,538
SLM Corp.[a]	26,724	237,576
Smith International Inc.	10,873	273,238
Southern Co.	18,733	588,216
Southwestern Energy Co.[a]	14,148	586,152
Spectra Energy Corp.	29,344	538,756
Sprint Nextel Corp.[a]	75,849	303,396

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
St. Jude Medical Inc.[a]	14,803	$558,221
Staples Inc.	26,336	553,583
Starbucks Corp.[a]	37,204	658,511
Starwood Hotels & Resorts Worldwide Inc.	13,755	324,756
State Street Corp.	9,039	454,662
Stryker Corp.	9,563	371,809
Sun Microsystems Inc.[a]	39,955	366,387
SunTrust Banks Inc.	12,052	235,014
Symantec Corp.[a]	36,418	543,721
T. Rowe Price Group Inc.	13,362	624,139
Target Corp.	17,161	748,563
Texas Instruments Inc.	34,060	819,143
Textron Inc.	26,069	350,367
Thermo Fisher Scientific Inc.[a]	11,528	521,988
3M Co.	14,803	1,043,908
Time Warner Cable Inc.	6,309	208,576
Time Warner Inc.	25,191	671,592
TJX Companies Inc. (The)	22,401	811,588
Transocean Ltd.[a]	7,205	574,166
Travelers Companies Inc. (The)	13,755	592,428
Tyco Electronics Ltd.	17,292	371,259
Tyco International Ltd.	16,506	498,811
U.S. Bancorp	32,750	668,428
Ultra Petroleum Corp.[a]	8,777	387,241
Union Pacific Corp.	11,790	678,161
United Parcel Service Inc. Class B	11,790	633,477
United States Steel Corp.	6,157	244,741
United Technologies Corp.	14,279	777,777
UnitedHealth Group Inc.	28,689	805,013
Valero Energy Corp.	13,362	240,516
Varian Medical Systems Inc.[a]	12,445	438,935
VeriSign Inc.[a]	18,602	380,225
Verizon Communications Inc.	57,116	1,831,710
Viacom Inc. Class Ba	16,375	379,245
Visa Inc. Class A	8,751	572,840
Vornado Realty Trust	7,654	390,507
Walgreen Co.	22,663	703,686
Wal-Mart Stores Inc.	46,636	2,326,204
Walt Disney Co. (The)	36,025	904,948
Waste Management Inc.	20,043	563,409
Weatherford International Ltd.[a]	19,912	373,549
WellPoint Inc.[a]	12,625	664,580

Security	Shares	Value
Wells Fargo & Co.	98,147	$2,400,676
Western Union Co.	31,571	551,861
Weyerhaeuser Co.	10,218	358,039
Whirlpool Corp.[b]	7,336	418,812
Williams Companies Inc. (The)	19,650	327,959
Wyeth	30,654	1,426,944
Xerox Corp.	45,719	374,439
XTO Energy Inc.	12,052	484,852
Yahoo! Inc.[a]	32,226	461,476
Yum! Brands Inc.	18,995	673,563
Zimmer Holdings Inc.[a]	8,515	396,799

		206,225,185

TOTAL COMMON STOCKS
(Cost: $490,129,718)		485,414,298

PREFERRED STOCKS – 1.26%

BRAZIL – 1.11%
Banco Bradesco SA SP ADR	40,872	644,551
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	14,300	669,240
Companhia de Bebidas das Americas SP ADR	13,231	930,536
Companhia Energetica de Minas Gerais SP ADR	53,861	769,135
Gerdau SA SP ADR	40,479	472,390
Petroleo Brasileiro SA SP ADR	41,828	1,409,604
Vale SA SP ADR	33,444	575,237

		5,470,693
GERMANY – 0.07%
Volkswagen AG	4,716	367,669

		367,669
ITALY – 0.08%
Telecom Italia SpA RNC	344,137	385,685

		385,685

TOTAL PREFERRED STOCKS
(Cost: $5,606,147)		6,224,047

RIGHTS – 0.01%

BELGIUM – 0.00%
Fortis[a,f]	7,392	1

		1

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2009

Security	Shares	Value
SOUTH KOREA – 0.01%
KB Financial Group Inc.[a]	1,893	$25,556

		25,556

TOTAL RIGHTS (Cost: $0)		25,557

WARRANTS – 0.00%

ITALY – 0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)[a]	23,535	1,712

		1,712

TOTAL WARRANTS (Cost: $0)		1,712

SHORT-TERM INVESTMENTS – 1.18%

MONEY MARKET FUNDS – 1.18%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[e,g,h]	4,730,787	4,730,787
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[e,g,h]	655,074	655,074
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[e,g]	441,319	441,319

		5,827,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,827,180)		5,827,180

TOTAL INVESTMENTS IN SECURITIES – 100.95%
(Cost: $501,563,045)		497,492,794

Other Assets, Less Liabilities – (0.95)%		(4,673,029)

NET ASSETS – 100.00%		$492,819,765

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Security valued using Level 3 inputs. See Note 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 97.75%

AUSTRALIA – 5.96%
AMP Ltd.	52,466	$245,131
ASX Ltd.	6,882	215,008
Australia and New Zealand Banking Group Ltd.	49,950	769,476
AXA Asia Pacific Holdings Ltd.	37,259	131,645
BHP Billiton Ltd.	90,058	2,833,819
BlueScope Steel Ltd.	64,080	179,530
Boral Ltd.	35,520	147,352
Brambles Ltd.	41,699	207,652
Commonwealth Bank of Australia	34,595	1,230,952
Computershare Ltd.	26,788	218,916
Crown Ltd.	18,093	112,812
CSL Ltd.	17,057	433,209
Fortescue Metals Group Ltd.[a]	32,153	112,802
Foster’s Group Ltd.	37,851	169,609
Insurance Australia Group Ltd.	79,365	242,147
Macquarie Group Ltd.	9,583	350,700
National Australia Bank Ltd.	41,773	844,932
Newcrest Mining Ltd.	10,915	272,226
OneSteel Ltd.	66,045	164,170
Orica Ltd.	15,654	292,293
Origin Energy Ltd.	62,123	748,866
Qantas Airways Ltd.	76,294	147,151
QBE Insurance Group Ltd.	33,929	550,034
Rio Tinto Ltd.	9,422	473,112
Santos Ltd.	54,945	663,252
Sonic Healthcare Ltd.	15,322	149,034
Suncorp-Metway Ltd.	54,253	320,233
Tabcorp Holdings Ltd.	15,170	91,308
Telstra Corp. Ltd.	65,342	191,757
Wesfarmers Ltd.	26,852	577,060
Wesfarmers Ltd. Partially Protected	5,772	123,995
Westfield Group	33,522	315,750
Westpac Banking Corp.	48,581	876,012
Woodside Petroleum Ltd.	24,161	917,942
Woolworths Ltd.	35,779	810,548

		16,130,435

AUSTRIA – 0.21%
OMV AG	4,737	187,037
Raiffeisen International Bank Holding AG	1,332	59,127

Security	Shares	Value
Vienna Insurance Group	2,331	$107,075
voestalpine AG	7,437	205,288

		558,527

BELGIUM – 0.61%
Anheuser-Busch InBev NV	8,087	320,055
Delhaize Group	2,205	156,838
Fortis[a]	91,131	352,719
Groupe Bruxelles Lambert SA	4,699	370,941
KBC Groep NVa	6,623	140,471
Solvay SA	1,814	176,863
UCB SA	4,033	132,653

		1,650,540

BRAZIL – 1.16%
BRF - Brasil Foods SA SP ADR[a]	1,887	83,254
Centrais Eletricas Brasileiras SA SP ADR	3,774	57,704
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	1,887	63,611
CPFL Energia SA SP ADR	1,258	66,158
Empresa Brasileira de Aeronautica SA SP ADR	10,961	213,630
Itau Unibanco Holding SA SP ADR	81,882	1,464,869
Petroleo Brasileiro SA SP ADR	1,887	77,820
TIM Participacoes SA SP ADR	8,478	186,686
Vale SA SP ADR	38,332	756,290
Vivo Participacoes SA SP ADR	7,351	167,382

		3,137,404

CANADA – 6.74%
Addax Petroleum Corp.	4,551	215,742
Agnico-Eagle Mines Ltd.	2,564	149,865
Agrium Inc.	3,478	159,278
ARC Energy Trust	13,986	226,524
Bank of Montreal	10,064	502,874
Bank of Nova Scotia	23,310	990,098
Barrick Gold Corp.	19,462	677,237
BCE Inc.	710	16,241
Bombardier Inc. Class B	40,552	143,288
Cameco Corp.	8,954	245,156
Canadian Imperial Bank of Commerce	7,400	453,884
Canadian National Railway Co.	8,621	417,773
Canadian Natural Resources Ltd.	13,283	795,678

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
Canadian Oil Sands Trust	9,546	$239,467
Canadian Pacific Railway Ltd.	2,960	131,148
Enbridge Inc.	9,472	365,265
EnCana Corp.	4,224	225,754
Enerplus Resources Fund	8,362	181,688
Fairfax Financial Holdings Ltd.	260	78,883
Finning International Inc.	7,104	109,343
First Quantum Minerals Ltd.	2,368	157,158
Goldcorp Inc.	14,911	564,524
Great-West Lifeco Inc.	10,504	251,645
Husky Energy Inc.	9,620	282,078
IAMGOLD Corp.	4,218	44,556
Imperial Oil Ltd.	9,472	378,056
Kinross Gold Corp.	12,395	243,635
Magna International Inc. Class A	2,553	128,701
Manulife Financial Corp.	46,509	1,125,405
Nexen Inc.	12,913	266,717
Niko Resources Ltd.	2,072	145,467
Penn West Energy Trust	15,762	204,843
Petro-Canada	14,504	596,876
Potash Corp. of Saskatchewan Inc.	7,881	731,604
Power Corp. of Canada	10,064	281,505
Power Financial Corp.	8,214	237,432
Provident Energy Trust	33,892	168,347
Research In Motion Ltd.[a]	10,952	828,871
Ritchie Bros. Auctioneers Inc.	6,438	153,640
Rogers Communications Inc. Class B	9,250	256,084
Royal Bank of Canada	29,156	1,382,962
Shoppers Drug Mart Corp.	3,737	155,584
SNC-Lavalin Group Inc.	4,255	178,922
Sun Life Financial Inc.	18,870	642,673
Suncor Energy Inc.	24,124	777,431
Talisman Energy Inc.	33,448	515,132
TELUS Corp. NVS	4,329	119,127
Toronto-Dominion Bank (The)	8,658	505,417
TransCanada Corp.	16,280	461,400
Yamana Gold Inc.	12,908	122,621

		18,233,599

CHILE – 0.19%
Banco Santander Chile SA SP ADR	740	36,341
Empresa Nacional de Electricidad SA SP ADR	703	34,658
Enersis SA SP ADR	19,240	369,216

Security	Shares	Value
LAN Airlines SA SP ADR	2,812	$34,391
Sociedad Quimica y Minera de Chile SA Series B SP ADR	851	30,457

		505,063

CHINA – 3.62%
Air China Ltd. Class Ha	222,000	143,225
Angang New Steel Co. Ltd. Class Hb	74,000	167,859
Bank of China Ltd. Class H	814,000	405,422
Bank of Communications Co. Ltd. Class H	185,000	227,728
China Construction Bank Class H	777,000	626,609
China High Speed Transmission Equipment Group Co. Ltd.	111,000	278,143
China Life Insurance Co. Ltd. Class H	222,000	983,955
China Merchants Holdings (International) Co. Ltd.	74,000	244,437
China Mobile Ltd.[b]	148,000	1,554,467
China Resources Enterprise Ltd.	148,000	370,093
China Shenhua Energy Co. Ltd. Class H	148,000	604,409
China Shipping Development Co. Ltd. Class Hb	148,000	224,195
CNOOC Ltd.	629,000	845,695
Dongfeng Motor Group Co. Ltd. Class H	74,000	78,869
Fosun International Ltd.	240,500	192,709
GOME Electrical Appliances Holdings Ltd.	264,320	76,396
Industrial and Commercial Bank of China Ltd. Class H	1,184,000	852,474
Jiangxi Copper Co. Ltd. Class Hb	111,000	256,086
Lenovo Group Ltd.	518,000	245,965
Maanshan Iron & Steel Co. Ltd. Class Ha	296,000	230,306
Ping An Insurance (Group) Co. of China Ltd. Class H	55,500	492,694
Sinofert Holdings Ltd.	222,000	121,455
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	444,000	203,952
Yanzhou Coal Mining Co. Ltd. Class H	148,000	229,924
Zijin Mining Group Co. Ltd. Class H	148,000	138,069

		9,795,136

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
COLOMBIA – 0.03%
Bancolombia SA SP ADR	2,460	$78,991

		78,991

CZECH REPUBLIC – 0.58%
CEZ AS	21,201	1,134,431
Komercni Banka AS	2,479	425,268

		1,559,699

DENMARK – 1.01%
Coloplast A/S Class B	2,220	161,897
Danske Bank A/Sa	13,394	277,349
Novo Nordisk A/S Class B	17,390	1,018,198
Novozymes A/S Class B	2,923	261,308
Topdanmark A/Sa	1,110	150,907
Trygvesta A/S	3,515	235,589
Vestas Wind Systems A/Sa	6,586	461,485
William Demant Holding A/Sa	2,738	162,137

		2,728,870

EGYPT – 0.17%
Orascom Construction Industries Co. SP GDR	3,295	131,174
Orascom Telecom Holding SAE SP GDR[a,c]	9,250	320,050

		451,224

FINLAND – 0.80%
Fortum OYJ	7,067	162,813
Kone OYJ Class B	4,662	157,770
Neste Oil OYJ	9,250	130,093
Nokia OYJ	96,052	1,271,900
Nokian Renkaat OYJ	5,513	115,834
Rautaruukki OYJ	4,477	96,352
Sampo OYJ Class A	11,396	236,695

		2,171,457

FRANCE – 7.10%
Aeroports de Paris	1,517	121,796
ALSTOM	1,554	106,127
ArcelorMittal	20,239	724,520
AXA	43,253	909,404
BNP Paribas	19,610	1,422,076
Bouygues SA	4,699	199,094
Cap Gemini SA	3,441	158,038
Carrefour SA	15,059	703,159

Security	Shares	Value
Casino Guichard-Perrachon SA	1,591	$109,060
CNP Assurances SA	1,850	168,150
Compagnie de Saint-Gobain	12,776	515,320
Compagnie Generale de Geophysique-Veritas[a]	3,515	70,864
Compagnie Generale des Etablissements Michelin Class B	5,180	372,044
Credit Agricole SA	21,941	311,535
Danone SA	9,688	517,060
Electricite de France	2,664	131,341
Essilor International SA	5,846	322,410
France Telecom SA	44,252	1,098,547
GDF Suez	28,564	1,085,512
L’Air Liquide SA	8,917	926,158
Legrand SA	9,546	232,308
L’Oreal SA	6,845	590,130
LVMH Moet Hennessy Louis Vuitton SA	2,886	258,959
Neopost SA	1,776	150,446
Pernod Ricard SA	2,172	167,886
PPR SA	2,294	254,299
Publicis Groupe SA	5,106	180,541
Renault SAa	6,401	271,525
Sanofi-Aventis	27,824	1,813,006
SCOR SE	9,139	218,258
Societe Generale	11,285	720,769
Sodexo	3,367	176,335
STMicroelectronics NV	34,373	261,156
Suez Environnement SA	3,959	75,044
Technip SA	2,775	166,891
Total SA	34,151	1,883,928
Unibail-Rodamco SE	666	115,762
Vallourec SA	1,850	242,088
Veolia Environnement	9,028	308,851
Vinci SA	10,804	546,983
Vivendi SA	23,421	598,522

		19,205,902

GERMANY – 6.17%
Allianz SE Registered	11,692	1,147,082
BASF SE	38,332	1,910,777
Celesio AG	4,699	124,513
Commerzbank AGa	21,978	171,376

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
Daimler AG Registered	19,425	$894,217
Deutsche Bank AG Registered	16,724	1,076,217
Deutsche Boerse AG	5,513	434,573
Deutsche Postbank AGa	2,146	58,964
Deutsche Telekom AG Registered	79,254	1,010,138
E.ON AG	44,622	1,680,261
Fresenius Medical Care AG & Co. KGaA	6,475	295,777
GEA Group AG	12,802	208,544
Hochtief AG	3,108	185,596
K+S AG	5,032	280,942
Linde AG	5,698	534,948
Merck KGaA	2,183	202,100
METRO AG	6,105	351,667
Muenchener Rueckversicherungs- Gesellschaft AG Registered	6,105	918,247
RWE AG	9,694	814,312
Salzgitter AG	1,961	197,812
SAP AG	26,159	1,223,868
Siemens AG Registered	21,275	1,689,107
ThyssenKrupp AG	14,245	436,230
Volkswagen AG	2,035	727,801
Wacker Chemie AG	999	132,625

		16,707,694

HONG KONG – 2.44%
Bank of East Asia Ltd.	48,600	161,790
Belle International Holdings Ltd.	148,000	149,909
BOC Hong Kong (Holdings) Ltd.	148,000	315,477
Cathay Pacific Airways Ltd.	111,000	172,729
Cheung Kong (Holdings) Ltd.	37,000	477,894
Cheung Kong Infrastructure Holdings Ltd.	37,000	134,870
CLP Holdings Ltd.	37,000	251,598
Esprit Holdings Ltd.	37,000	267,353
Hang Seng Bank Ltd.	22,200	360,640
Henderson Land Development Co. Ltd.	37,000	244,437
Hong Kong Aircraft Engineering Co. Ltd.	14,800	202,233
Hong Kong and China Gas Co. Ltd. (The)	111,300	249,023

Security	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	18,500	$348,991
Hongkong Electric Holdings Ltd.	55,500	306,143
Hutchison Whampoa Ltd.	37,000	277,140
Kingboard Chemical Holdings Co. Ltd.[b]	37,000	117,444
Li & Fung Ltd.	74,000	218,179
MTR Corp. Ltd.	55,500	201,231
New World Development Co. Ltd.	74,000	176,644
Noble Group Ltd.	149,600	216,819
Orient Overseas International Ltd.	37,000	207,199
Shangri-La Asia Ltd.	74,000	118,017
Sun Hung Kai Properties Ltd.	37,000	562,874
Swire Pacific Ltd. Class A	18,500	207,795
Tencent Holdings Ltd.	37,000	499,377
Wharf (Holdings) Ltd. (The)	37,000	174,018

		6,619,824

HUNGARY – 0.18%
MOL Hungarian Oil and Gas Nyrt[a]	3,626	265,255
OTP Bank Nyrt[a]	4,329	92,036
Richter Gedeon Nyrt	740	145,366

		502,657

INDIA – 1.81%
HDFC Bank Ltd. SP ADR[b]	13,912	1,360,176
ICICI Bank Ltd. SP ADR	33,078	1,036,995
Infosys Technologies Ltd. SP ADR	29,174	1,255,357
Reliance Industries Ltd. SP GDR[a,d]	333	26,973
Wipro Ltd. SP ADR	84,878	1,232,429

		4,911,930

INDONESIA – 0.56%
PT Bank Central Asia Tbk	555,000	211,096
PT Bank Mandiri Tbk	536,500	225,681
PT Bank Rakyat Indonesia Tbk	240,500	176,892
PT Bumi Resources Tbk	267,000	75,325
PT Indosat Tbk	127,422	69,970
PT Perusahaan Gas Negara Tbk	647,500	228,337
PT Semen Gresik (Persero) Tbk	166,500	99,816
PT Telekomunikasi Indonesia Tbk	388,500	350,335
PT United Tractors Tbk	55,500	72,416

		1,509,868

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
IRELAND – 0.30%
Anglo Irish Bank Corp. Ltd.[e]	64,486	$9
CRH PLC	29,375	697,577
Elan Corp. PLC[a]	14,541	117,508

		815,094

ITALY – 2.41%
Alleanza Assicurazioni SpA	17,686	132,267
Assicurazioni Generali SpA	35,286	799,927
Banco Popolare SpA[a]	12,950	104,100
Enel SpA	85,088	459,915
Eni SpA	96,496	2,234,062
Exor SpA	9,960	166,908
Fiat SpA[a]	23,717	261,601
Fondiaria-Sai SpA	4,477	74,580
Intesa Sanpaolo SpA[a]	170,555	631,714
Luxottica Group SpA[a]	4,404	109,641
Mediobanca SpA	23,828	332,754
Mediolanum SpA	29,082	165,233
Saipem SpA	5,365	144,518
Telecom Italia SpA	238,502	371,274
UniCredit SpA[a]	144,430	420,793
Unione di Banche Italiane ScpA	7,511	104,517

		6,513,804

JAPAN – 16.61%
Advantest Corp.	7,400	160,523
AEON Co. Ltd.	14,800	143,033
AEON Credit Service Co. Ltd.	3,700	41,899
Aisin Seiki Co. Ltd.	7,400	189,285
All Nippon Airways Co. Ltd.	37,000	102,610
Amada Co. Ltd.	37,000	233,983
Asahi Breweries Ltd.	14,800	233,983
Asahi Glass Co. Ltd.	37,000	319,492
Asahi Kasei Corp.	37,000	190,062
Astellas Pharma Inc.	14,800	561,248
Bridgestone Corp.	18,500	319,492
Canon Inc.	14,800	548,810
Canon Marketing Japan Inc.	11,100	175,837
Casio Computer Co. Ltd.	22,200	181,201
Chubu Electric Power Co. Inc.	7,400	177,236
Chugai Pharmaceutical Co. Ltd.	14,800	269,741
Citizen Watch Co. Ltd.	18,500	99,890
Coca-Cola West Co. Ltd.	11,100	216,065

Security	Shares	Value
Cosmo Oil Co. Ltd.	74,000	$219,991
Credit Saison Co. Ltd.	7,400	96,081
Daido Steel Co. Ltd.	37,000	152,361
Daiichi Sankyo Co. Ltd.	18,500	334,261
Daikin Industries Ltd.	7,400	267,409
Dainippon Pharmaceutical Co. Ltd.	37,000	342,035
Daiwa Securities Group Inc.	37,000	217,658
Denso Corp.	18,500	543,175
Eisai Co. Ltd.	7,400	261,967
Fanuc Ltd.	7,400	604,002
FUJIFILM Holdings Corp.	18,500	600,504
Fujitsu Ltd.	111,000	725,269
Gunma Bank Ltd.	74,000	427,543
Hachijuni Bank Ltd. (The)	74,000	430,653
Hino Motors Ltd.	37,000	122,822
Hitachi Construction Machinery Co. Ltd.	7,400	130,517
Hitachi High-Technologies Corp.	11,100	216,181
Hitachi Ltd.	37,000	123,599
Honda Motor Co. Ltd.	29,600	948,369
Hoya Pentax HD Corp.	14,800	355,250
IBIDEN Co. Ltd.	3,700	122,433
Idemitsu Kosan Co. Ltd.	3,700	307,443
IHI Corp.[a]	111,000	186,564
ITO EN Ltd.	14,800	231,495
ITOCHU Corp.	74,000	550,365
Japan Airlines Corp.[a,b]	74,000	125,154
Japan Petroleum Exploration Co. Ltd.	3,700	181,512
Japan Prime Realty Investment Corp.	185	395,866
Japan Retail Fund Investment Corp.	37	184,621
Japan Tobacco Inc.	37	106,497
JFE Holdings Inc.	11,100	444,257
JSR Corp.	7,400	132,616
JTEKT Corp.	11,100	124,882
Kansai Electric Power Co. Inc. (The)	11,100	246,615
Kawasaki Heavy Industries Ltd.	74,000	189,674
Kawasaki Kisen Kaisha Ltd.	37,000	138,757
Keio Corp.	74,000	441,536
Kobe Steel Ltd.	111,000	213,383
Komatsu Ltd.	7,600	123,666
Konica Minolta Holdings Inc.	18,500	201,140

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
Kubota Corp.	37,000	$331,152
Kuraray Co. Ltd.	18,500	208,525
Kurita Water Industries Ltd.	7,400	244,089
Kyocera Corp.	7,400	592,342
Leopalace21 Corp.	40,700	346,738
Mabuchi Motor Co. Ltd.	3,700	184,621
Marubeni Corp.	74,000	339,703
Meiji Holdings Co. Ltd.[a]	4,295	172,350
Minebea Co. Ltd.	37,000	149,640
Mitsubishi Chemical Holdings Corp.	37,000	165,187
Mitsubishi Corp.	33,300	661,138
Mitsubishi Electric Corp.	37,000	269,741
Mitsubishi Estate Co. Ltd.	37,000	612,942
Mitsubishi Gas Chemical Co. Inc.	37,000	226,598
Mitsubishi Heavy Industries Ltd.	74,000	294,616
Mitsubishi Motors Corp.[a]	37,000	68,018
Mitsubishi UFJ Financial Group Inc.	214,600	1,275,945
Mitsui Chemicals Inc.	37,000	134,871
Mitsui O.S.K. Lines Ltd.	37,000	224,266
Mitsumi Electric Co. Ltd.	7,400	181,512
Mizuho Financial Group Inc.	207,600	468,869
Murata Manufacturing Co. Ltd.	7,400	360,691
NEC Corp.[a]	111,000	387,121
Nidec Corp.	3,700	266,243
Nintendo Co. Ltd.	3,700	994,622
Nippon Mining Holdings Inc.	37,000	174,904
Nippon Steel Corp.	111,000	441,924
Nippon Telegraph and Telephone Corp.	11,100	455,917
Nishi-Nippon City Bank Ltd. (The)	74,000	186,564
Nisshin Seifun Group Inc.	37,000	447,366
Nisshin Steel Co. Ltd.	74,000	140,701
Nitto Denko Corp.	3,700	118,546
Nomura Holdings Inc.	48,100	418,876
NSK Ltd.	37,000	199,391
NTN Corp.	37,000	148,863
NTT DoCoMo Inc.	259	373,284
Omron Corp.	11,100	178,869
Ono Pharmaceutical Co. Ltd.	3,700	163,633
ORIX Corp.	2,960	186,254
Panasonic Corp.	37,000	583,014
Panasonic Electric Works Co. Ltd.	37,000	390,231

Security	Shares	Value
Ricoh Co. Ltd.	37,000	$482,735
Rohm Co. Ltd.	3,700	273,628
Santen Pharmaceutical Co. Ltd.	11,100	344,561
SANYO Electric Co. Ltd.[a]	148,000	329,597
Secom Co. Ltd.	3,700	157,414
Seiko Epson Corp.	7,400	113,182
Seven & I Holdings Co. Ltd.	18,500	431,430
77 Bank Ltd. (The)	74,000	435,317
Sharp Corp.	37,000	409,276
Shin-Etsu Chemical Co. Ltd.	11,100	594,674
Showa Shell Sekiyu K.K.	29,600	329,286
SMC Corp.	3,700	415,106
SoftBank Corp.	18,500	391,591
Sony Corp.	22,200	623,825
Stanley Electric Co. Ltd.	7,400	152,672
Sumitomo Chemical Co. Ltd.	37,000	182,289
Sumitomo Corp.	40,700	400,608
Sumitomo Heavy Industries Ltd.	37,000	177,625
Sumitomo Metal Industries Ltd.	74,000	183,455
Sumitomo Mitsui Financial Group Inc.	18,500	787,069
Taiyo Nippon Sanso Corp.	37,000	353,695
Takeda Pharmaceutical Co. Ltd.	22,200	893,177
TDK Corp.	3,700	193,561
Terumo Corp.	3,700	186,953
THK Co. Ltd.	11,100	181,201
Tokio Marine Holdings Inc.	11,100	320,658
Tokyo Electric Power Co. Inc. (The)	18,500	471,269
Tokyo Electron Ltd.	7,400	385,567
Tokyo Tatemono Co. Ltd.	74,000	360,691
TonenGeneral Sekiyu K.K.	37,000	351,363
Toray Industries Inc.	37,000	184,232
Toshiba Corp.	74,000	326,488
Toyo Seikan Kaisha Ltd.	14,800	315,605
Toyota Industries Corp.	7,400	199,002
Toyota Motor Corp.	59,200	2,481,307
Toyota Tsusho Corp.	7,400	113,027
Ube Industries Ltd.	74,000	212,994
Ushio Inc.	7,400	138,757
USS Co. Ltd.	1,850	115,048
Yahoo! Japan Corp.	370	120,684
Yokogawa Electric Corp.	18,500	144,199

		44,967,208

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
MEXICO – 1.23%
America Movil SAB de CV Series L	518,000	$1,109,377
Cemex SAB de CV CPO[a]	236,899	222,763
Fomento Economico Mexicano SAB de CV BD Units	96,200	371,227
Grupo Financiero Banorte SAB de CV Series O	51,800	127,631
Grupo Mexico SAB de CV Series B	97,125	137,325
Grupo Modelo SAB de CV Series Ca	51,800	203,262
Kimberly-Clark de Mexico SAB de CV Series A	48,100	200,023
Telmex Internacional SAB de CV Series L	370,000	234,281
Wal-Mart de Mexico SAB de CV Series V	210,900	717,160

		3,323,049

NETHERLANDS – 1.50%
Aegon NV	46,435	339,568
Akzo Nobel NV	11,100	605,797
ASML Holding NV	15,170	395,089
Heineken NV	4,440	176,318
ING Groep NV CVA	56,166	716,505
Koninklijke Ahold NV	31,450	355,770
Koninklijke DSM NV	7,400	263,123
Koninklijke KPN NV	39,183	585,793
Koninklijke Philips Electronics NV	22,755	516,174
TNT NV	5,081	120,048

		4,074,185

NORWAY – 0.27%
Renewable Energy Corp. ASA[a]	5,177	40,931
StatoilHydro ASA	22,015	468,488
Telenor ASA[a]	10,841	99,571
Yara International ASA	3,885	119,909

		728,899

PHILIPPINE ISLANDS – 0.25%
Bank of the Philippine Islands	355,200	336,140
Metropolitan Bank & Trust Co.	270,100	219,091
Philippine Long Distance Telephone Co.	2,590	137,095

		692,326

Security	Shares	Value
PORTUGAL – 0.23%
Banco Comercial Portugues SA Registered	443,519	$472,228
CIMPOR – Cimentos de Portugal SGPS SA	19,573	148,183

		620,411

RUSSIA – 1.32%
JSC MMC Norilsk Nickel SP ADR[a]	2,088	20,901
LUKOIL SP ADR	19,351	967,550
OAO Gazprom SP ADR	51,433	1,062,091
OAO NovaTek SP GDR[c]	6,845	295,088
OAO Tatneft SP ADR[c]	1,887	46,986
OAO TMK SP GDR[c]	13,135	139,231
OJSC Rosneft Oil Co. SP GDR[a]	7,326	44,762
Polyus Gold SP ADR[a]	7,326	157,509
Sistema JSFC SP GDR[a,c]	18,648	279,347
Surgutneftegaz SP ADR	65,120	506,634
Uralkali SP GDR[c]	2,331	42,890

		3,562,989

SINGAPORE – 1.53%
CapitaLand Ltd.	59,500	157,616
COSCO Corp. (Singapore) Ltd.	74,000	67,224
DBS Group Holdings Ltd.	37,500	360,944
Keppel Corp. Ltd.	37,000	215,270
Neptune Orient Lines Ltd.[b]	194,250	223,609
Oversea-Chinese Banking Corp. Ltd.	111,000	601,935
SembCorp Marine Ltd.	111,000	240,158
Singapore Airlines Ltd.	74,000	692,764
Singapore Exchange Ltd.	37,000	223,737
Singapore Telecommunications Ltd.	370,000	898,027
United Overseas Bank Ltd.	37,000	453,632

		4,134,916

SOUTH AFRICA – 1.27%
African Bank Investments Ltd.	80,734	308,666
Anglo Platinum Ltd.	2,442	172,740
AngloGold Ashanti Ltd.	8,806	332,518
ArcelorMittal South Africa Ltd.	21,612	275,702
Aspen Pharmacare Holdings Ltd.[a]	15,651	118,797
FirstRand Ltd.	120,768	233,713
Gold Fields Ltd.	23,014	271,421
Growthpoint Properties Ltd.	115,995	201,688
Harmony Gold Mining Co. Ltd.[a]	18,907	169,319

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
Impala Platinum Holdings Ltd.	13,690	$328,309
Kumba Iron Ore Ltd.	8,769	231,561
Sasol Ltd.	22,607	801,738

		3,446,172

SOUTH KOREA – 2.54%
KB Financial Group Inc. SP ADR[a]	22,956	985,042
Korea Electric Power Corp. SP ADR[a]	29,822	398,720
KT Corp. SP ADR	21,127	339,300
LG Display Co. Ltd. SP ADR	9,509	137,405
POSCO SP ADR	8,288	837,668
Samsung Electronics Co. Ltd. SP GDR[c]	9,509	2,814,664
Shinhan Financial Group Co. Ltd. SP ADR	16,292	1,096,126
SKTelecom Co. Ltd. SP ADR	15,947	268,388

		6,877,313

SPAIN – 3.99%
Abertis Infraestructuras SA	6,742	138,885
Acciona SA	1,628	195,611
Acerinox SA	16,539	326,398
Actividades de Construcciones y Servicios SA	6,663	353,203
Banco Bilbao Vizcaya Argentaria SA	86,244	1,408,578
Banco Popular Espanol SAb	30,154	270,827
Banco Santander SA	169,038	2,434,881
Fomento de Construcciones y Contratas SA	3,515	140,283
Gamesa Corporacion Tecnologica SA	16,576	356,739
Gas Natural SDG SA	3,996	74,386
Grupo Ferrovial SAb	3,626	123,892
Iberdrola SA	80,623	688,106
Indra Sistemas SA	7,326	167,481
Industria de Diseno Textil SA	8,177	437,518
Repsol YPF SA	40,996	946,809
Telefonica SA	97,162	2,404,451
Zardoya Otis SAb	14,430	326,103
Zardoya Otis SA New[e]	721	16,294

		10,810,445

SWEDEN – 1.97%
Alfa Laval AB	20,720	223,545
Assa Abloy AB Class B	11,470	187,354
Electrolux AB Class Ba	12,099	224,200

Security	Shares	Value
Getinge AB Class B	10,080	$149,430
Hennes & Mauritz AB Class B	13,505	795,251
Husqvarna AB Class Ba	28,083	175,391
Investor AB Class B	36,075	636,300
Millicom International Cellular SA SDR[a]	1,702	126,856
Nordea Bank AB	82,182	789,637
Sandvik AB	49,839	470,321
Scania AB Class B	31,487	365,208
Securitas AB Class B	15,060	140,568
Skandinaviska Enskilda Banken AB Class Aa	9,990	55,262
Skanska AB Class B	16,539	229,857
SSAB AB Class A	5,809	75,350
SSAB AB Class B	3,293	38,986
Svenska Handelsbanken AB Class A	6,919	167,626
Tele2 AB Class B	9,287	123,779
TeliaSonera AB	56,240	357,420

		5,332,341

SWITZERLAND – 5.14%
ABB Ltd. Registered[a]	61,161	1,109,280
Compagnie Financiere Richemont SA Class A Bearer Units	6,741	164,477
Credit Suisse Group AG Registered	21,608	1,013,895
Kuehne & Nagel International AG Registered	3,145	260,074
Logitech International SA Registered[a]	6,142	102,723
Nestle SA Registered	85,100	3,477,536
Nobel Biocare Holding AG Registered	4,440	104,704
Novartis AG Registered	54,649	2,485,038
Roche Holding AG Genusschein	16,132	2,525,660
Swiss Life Holding AG Registered[a]	666	66,275
Swiss Reinsurance Co. Registered	6,919	263,581
Syngenta AG Registered	2,183	500,188
Synthes Inc.	1,147	127,995
UBS AG Registered[a]	80,549	1,168,288
Zurich Financial Services AG Registered	2,738	534,244

		13,903,958

TAIWAN – 1.95%
AU Optronics Corp. SP ADR[a]	47,408	528,125
Chunghwa Telecom Co. Ltd. SP ADR	109,157	1,905,881

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	6,142	$42,748
Siliconware Precision Industries Co. SP ADR	72,853	493,943
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	154,319	1,615,720
United Microelectronics Corp. SP ADR	200,703	682,390

		5,268,807

THAILAND – 0.23%
Bangkok Bank PCL NVDR	51,282	167,273
Banpu PCL NVDR	3,700	40,773
Kasikornbank PCL NVDR	71,262	151,822
PTT Aromatics & Refining PCL NVDR	55,500	31,966
PTT Chemical PCL NVDR	22,200	39,142
PTT Exploration & Production PCL NVDR	11,100	45,013
PTT PCL NVDR	7,400	51,972
Ratchaburi Electricity Generating Holding PCL NVDR	29,600	33,488
Thai Oil PCL NVDR	25,900	28,541
TMB Bank PCL NVDR[a]	1,439,300	34,259

		624,249
TURKEY – 0.23%
Turkiye Petrol Rafinerileri AS	14,615	187,752
Turk Sise ve Cam Fabrikalari ASa,b	470,211	426,019

		613,771

UNITED KINGDOM – 15.44%
AMEC PLC	13,801	161,304
Anglo American PLC	32,116	1,027,600
AstraZeneca PLC	43,549	2,023,702
Aviva PLC	77,515	450,743
BAE Systems PLC	11,322	57,624
Banco Santander SA	5,000	70,997
Barclays PLC[f]	234,062	1,173,044
BG Group PLC	113,109	1,873,302
BHP Billiton PLC	50,172	1,300,067
BP PLC	480,112	3,957,482
British American Tobacco PLC	39,738	1,224,044
British Land Co. PLC[b]	16,072	115,906
BT Group PLC	209,790	440,489
Bunzl PLC	34,003	292,006
Cadbury PLC	28,675	280,955

Security	Shares	Value
Capita Group PLC	26,529	$293,574
Carnival PLC	4,440	128,373
Carphone Warehouse Group PLC (The)	29,008	86,323
Centrica PLC	102,702	375,008
Compass Group PLC	54,242	290,008
Diageo PLC	70,559	1,097,237
Experian PLC	32,412	265,447
Friends Provident Group PLC	69,042	80,295
G4S PLC	43,697	154,666
GlaxoSmithKline PLC	158,767	3,024,304
Home Retail Group PLC	33,781	175,852
HSBC Holdings PLC	421,062	4,228,484
ICAP PLC	28,527	214,712
Imperial Tobacco Group PLC	27,788	788,229
InterContinental Hotels Group PLC	12,173	137,029
International Power PLC	33,300	140,914
Invensys PLC	42,513	181,839
J Sainsbury PLC	43,919	231,175
Johnson Matthey PLC	11,988	281,420
Kingfisher PLC	71,484	252,129
Land Securities Group PLC	15,211	134,662
Legal & General Group PLC	228,845	244,517
Lloyds Banking Group PLC	130,018	183,218
London Stock Exchange Group PLC	15,799	186,490
Man Group PLC	49,469	226,969
Marks & Spencer Group PLC	47,545	272,529
National Grid PLC	66,156	612,545
Next PLC	6,660	188,254
Old Mutual PLC	135,346	215,004
Prudential PLC	65,564	487,227
Reckitt Benckiser PLC	16,946	807,981
Rexam PLC	109,483	428,355
Rio Tinto PLC	34,362	1,417,910
Royal Bank of Scotland Group PLC[a]	365,301	271,588
Royal Dutch Shell PLC Class A	11,840	308,567
SABMiller PLC	17,908	411,783
Sage Group PLC (The)	43,401	140,595
Scottish & Southern Energy PLC	20,942	384,336
Serco Group PLC	22,829	152,713
Shire PLC	11,951	175,939
Smith & Nephew PLC	34,410	271,257
Standard Chartered PLC	37,914	893,180

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
Standard Life PLC	53,428	$175,203
Tesco PLC	212,454	1,294,397
Thomson Reuters PLC	3,922	124,515
3i Group PLC	88,038	399,548
Tullow Oil PLC	31,154	510,547
United Utilities Group PLC	10,212	76,312
Vodafone Group PLC	1,273,688	2,590,913
Wm Morrison Supermarkets PLC	47,175	210,773
Wolseley PLC[a]	9,683	214,949
WPP PLC	29,304	224,326
Xstrata PLC	50,214	672,805

		41,786,190

TOTAL COMMON STOCKS
(Cost: $244,945,094)		264,554,947

PREFERRED STOCKS – 1.84%

BRAZIL – 1.53%
Aracruz Celulose SA SP ADR[a]	2,257	45,050
Banco Bradesco SA SP ADR	51,985	819,803
Brasil Telecom Participacoes SA SP ADR	777	32,875
Centrais Eletricas Brasileiras SA SP ADR	3,774	51,968
Companhia de Bebidas das Americas SP ADR	3,737	262,823
Companhia Energetica de Minas Gerais SP ADR	4,392	62,718
Companhia Paranaense de Energia SP ADR	3,737	57,998
Gerdau SA SP ADR	3,700	43,179
Net Servicos de Comunicacao SA SP ADR	3,774	38,344
Petroleo Brasileiro SA SP ADR	53,783	1,812,487
Vale SA SP ADR	50,098	861,686
Votorantim Celulose e Papel SA SP ADR[a]	3,737	55,831

		4,144,762

GERMANY – 0.20%
Henkel AG & Co. KGaA	6,290	230,075
Porsche Automobil Holding SE	3,034	196,749
RWE AG NVS	1,665	117,508

		544,332

Security	Shares	Value
ITALY – 0.11%
Intesa Sanpaolo SpA RNC	30,213	$84,812
Telecom Italia SpA RNC	191,401	214,509

		299,321

TOTAL PREFERRED STOCKS
(Cost: $4,092,949)		4,988,415

RIGHTS – 0.03%

BELGIUM – 0.00%
Fortis[a,e]	25,932	4

		4

SOUTH KOREA – 0.01%
KB Financial Group Inc.[a]	1,783	24,070

		24,070

UNITED KINGDOM – 0.02%
Rexam PLC[a]	39,812	56,762

		56,762

TOTAL RIGHTS
(Cost: $0)		80,836

WARRANTS – 0.00%

ITALY – 0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)[a]	7,511	547

		547

TOTAL WARRANTS
(Cost: $0)		547

SHORT-TERM INVESTMENTS – 1.23%

MONEY MARKET FUNDS – 1.23%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[f,g,h]	2,824,519	2,824,519
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[f,g,h]	391,112	391,112

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[f,g]	98,325	$98,325

		3,313,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,313,956)		3,313,956

TOTAL INVESTMENTS IN SECURITIES – 100.85%
(Cost: $252,351,999)		272,938,701

Other Assets, Less Liabilities – (0.85)%		(2,295,908)

NET ASSETS – 100.00%		$270,642,793

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Security valued using Level 3 inputs. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.18%

CHINA – 26.60%
Agile Property Holdings Ltd.	2,090,000	$2,955,645
Air China Ltd. Class Ha	2,090,000	1,348,378
Alibaba.com Ltd.[a,b]	418,000	958,967
Aluminum Corp. of China Ltd. Class H	2,508,000	2,918,970
Angang New Steel Co. Ltd. Class H	1,254,000	2,844,539
Anhui Conch Cement Co. Ltd. Class Hb	418,000	3,025,761
Bank of China Ltd. Class H	20,064,000	9,993,102
Bank of Communications Co. Ltd. Class H	3,135,000	3,859,059
Beijing Capital International Airport Co. Ltd. Class Ha	836,000	595,444
Beijing Enterprises Holdings Ltd.	418,000	2,100,774
BYD Co. Ltd. Class Ha,b	418,000	2,316,514
China Agri-Industries Holdings Ltd.	2,508,000	1,857,526
China BlueChemical Ltd. Class H	2,543,500	1,427,633
China CITIC Bank Class H	3,973,000	2,768,266
China Coal Energy Co. Class H	2,508,000	3,514,414
China Communications Construction Co. Ltd. Class H	935,000	1,213,683
China Construction Bank Class H	17,765,000	14,326,520
China COSCO Holdings Co. Ltd. Class H	2,194,500	3,171,386
China Dongxiang Group Co.[b]	1,463,000	1,111,873
China Everbright Ltd.	1,672,000	5,231,708
China High Speed Transmission Equipment Group Co. Ltd.[b]	429,000	1,074,984
China Life Insurance Co. Ltd. Class H	3,553,000	15,747,711
China Mengniu Dairy Co. Ltd.[a,b]	836,000	2,002,072
China Merchants Bank Co. Ltd. Class Hb	1,892,100	4,448,237
China Mobile Ltd.	2,821,500	29,634,660
China Oilfield Services Ltd. Class H	2,090,000	2,278,760
China Overseas Land & Investment Ltd.	2,573,760	6,349,674

Security	Shares	Value
China Petroleum & Chemical Corp. Class Hb	10,450,000	$9,384,714
China Railway Construction Corp. Class H	1,776,500	2,833,213
China Railway Group Ltd. Class Ha	2,508,000	2,258,803
China Resources Enterprise Ltd.	836,000	2,090,526
China Resources Land Ltd.	1,254,000	3,064,594
China Resources Power Holdings Co. Ltd.	906,400	2,344,929
China Shenhua Energy Co. Ltd. Class H	1,776,500	7,254,950
China Shipping Container Lines Co. Ltd. Class Ha,b	7,106,000	2,778,199
China Shipping Development Co. Ltd. Class H	1,254,000	1,899,595
China Travel International Investment Hong Kong Ltd.[b]	5,852,000	1,457,327
China Unicom (Hong Kong) Ltd.	836,000	1,205,990
China Yurun Food Group Ltd.[b]	627,000	991,867
CNOOC Ltd.	8,987,000	12,083,088
Country Garden Holdings Co.[b]	2,508,000	1,177,943
Datang International Power Generation Co. Ltd. Class H	2,508,000	1,647,179
Denway Motors Ltd.	7,524,000	3,737,705
Dongfang Electric Corp. Ltd. Class H	418,000	2,046,839
Dongfeng Motor Group Co. Ltd. Class H	4,598,000	4,900,546
Fosun International Ltd.	3,030,500	2,428,295
GOME Electrical Appliances Holdings Ltd.	3,135,160	906,157
Guangdong Investment Ltd.	2,090,000	1,170,392
Guangshen Railway Co. Ltd. Class H	418,000	202,257
Guangzhou R&F Properties Co. Ltd. Class H	919,600	2,026,667
Harbin Power Equipment Co. Ltd. Class H	1,254,000	1,485,374
Hengan International Group Co. Ltd.	418,000	2,432,475

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2009

Security	Shares	Value
Huaneng Power International Inc. Class Hb	836,000	$659,087
Industrial and Commercial Bank of China Ltd. Class H	22,572,000	16,251,735
Jiangsu Expressway Co. Ltd. Class H	418,000	366,220
Jiangxi Copper Co. Ltd. Class Hb	1,672,000	3,857,441
Lenovo Group Ltd.	5,434,000	2,580,257
Li Ning Co. Ltd.	836,000	2,766,872
Maanshan Iron & Steel Co. Ltd. Class Ha,b	2,508,000	1,951,373
Parkson Retail Group Ltd.	940,500	1,570,322
PetroChina Co. Ltd. Class H	11,286,000	13,412,050
PICC Property and Casualty Co. Ltd. Class Ha	1,672,000	1,305,230
Ping An Insurance (Group) Co. of China Ltd. Class H	522,500	4,638,422
Shanghai Electric Group Co. Ltd. Class H	4,180,000	2,195,160
Shanghai Industrial Holdings Ltd.	209,000	1,132,638
Shimao Property Holdings Ltd.	940,500	1,890,696
Sino-Ocean Land Holdings Ltd.	3,344,000	3,572,663
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	2,508,000	1,152,055
Soho China Ltd.[b]	4,075,500	2,592,527
Tingyi (Cayman Islands) Holding Corp.	1,672,000	3,098,034
Tsingtao Brewery Co. Ltd. Class H	418,000	1,450,855
Want Want China Holdings Ltd.	1,254,000	747,541
Yanzhou Coal Mining Co. Ltd. Class H	2,090,000	3,246,895
Zhejiang Expressway Co. Ltd. Class H	836,000	810,106
Zijin Mining Group Co. Ltd. Class H	4,180,000	3,899,510

		278,033,573

HONG KONG – 14.69%
ASM Pacific Technology Ltd.	104,500	709,247
Bank of East Asia Ltd.	1,379,400	4,592,037
Belle International Holdings Ltd.	1,881,000	1,905,259
BOC Hong Kong (Holdings) Ltd.	2,090,000	4,455,042
Cathay Pacific Airways Ltd.	627,000	975,687

Security	Shares	Value
Cheung Kong (Holdings) Ltd.	418,000	$5,398,907
China Insurance International Holdings Co. Ltd.[a,b]	836,000	2,524,164
Chinese Estates Holdings Ltd.	1,254,000	2,200,553
CLP Holdings Ltd.	836,000	5,684,763
CNPC Hong Kong Ltd.[b]	4,180,000	4,233,908
Esprit Holdings Ltd.	522,500	3,775,460
Foxconn International Holdings Ltd.[a]	627,000	438,493
Hang Lung Group Ltd.	836,000	4,330,991
Hang Lung Properties Ltd.	1,045,000	3,829,395
Hang Seng Bank Ltd.	334,400	5,432,347
Henderson Land Development Co. Ltd.	418,000	2,761,479
Hong Kong Aircraft Engineering Co. Ltd.	167,200	2,284,692
Hong Kong and China Gas Co. Ltd. (The)	1,881,000	4,208,559
Hong Kong Exchanges and Clearing Ltd.	731,500	13,799,304
Hongkong Electric Holdings Ltd.	313,500	1,729,295
Hopewell Holdings Ltd.	836,000	2,729,118
Huabao International Holdings Ltd.[b]	1,045,000	1,090,838
Hutchison Whampoa Ltd.	627,000	4,696,402
Hysan Development Co. Ltd.	1,045,000	2,858,562
Kerry Properties Ltd.	522,500	2,696,757
Kingboard Chemical Holdings Co. Ltd.[b]	313,500	995,103
Li & Fung Ltd.	1,672,000	4,929,671
Lifestyle International Holdings Ltd.	1,254,000	1,902,832
Link REIT (The)	1,881,000	4,271,663
Mongolia Energy Corp. Ltd.[a]	1,045,000	401,817
MTR Corp. Ltd.	418,000	1,515,577
New World Development Co. Ltd.	1,881,000	4,490,100
Noble Group Ltd.	1,672,000	2,423,272
NWS Holdings Ltd.	1,045,000	2,014,478
Orient Overseas International Ltd.	418,000	2,340,785
Shangri-La Asia Ltd.[b]	2,090,000	3,333,191
Shui On Land Ltd.	2,519,800	1,784,982
Sino Land Co. Ltd.	1,254,000	2,559,762

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2009

Security	Shares	Value
Sun Hung Kai Properties Ltd.	418,000	$6,358,953
Swire Pacific Ltd. Class A	209,000	2,347,527
Television Broadcasts Ltd.	418,000	1,828,401
Tencent Holdings Ltd.[b]	627,000	8,462,423
Wharf (Holdings) Ltd. (The)	627,000	2,948,904
Wheelock and Co. Ltd.	836,000	2,373,146
Wing Hang Bank Ltd.	313,500	3,007,558
Yue Yuen Industrial Holdings Ltd.	1,463,000	3,973,671

		153,605,075

INDIA – 9.12%
HDFC Bank Ltd. SP ADR	229,900	22,477,323
ICICI Bank Ltd. SP ADR	464,816	14,571,982
Infosys Technologies Ltd. SP ADR	453,112	19,497,409
Mahanagar Telephone Nigam Ltd. SP ADR	573,914	2,416,178
Reliance Industries Ltd. SP GDR[a,b,c]	311,441	25,226,721
Wipro Ltd. SP ADR[b]	765,567	11,116,033

		95,305,646

INDONESIA – 3.59%
PT Aneka Tambang Tbk	6,130,000	1,358,791
PT Astra Agro Lestari Tbk	731,500	1,422,464
PT Astra International Tbk	1,672,000	4,935,980
PT Bank Central Asia Tbk	6,234,000	2,371,118
PT Bank Danamon Indonesia Tbk	3,530,000	1,716,096
PT Bank Mandiri Tbk	4,778,000	2,009,889
PT Bank Rakyat Indonesia Tbk	3,218,000	2,366,892
PT Bumi Resources Tbk	11,954,000	3,372,413
PT Indocement Tunggal Prakarsa Tbk	2,386,000	2,235,748
PT Indofood Sukses Makmur Tbk	8,106,000	1,858,050
PT International Nickel Indonesia Tbk[a]	2,386,000	1,033,733
PT Perusahaan Gas Negara Tbk	7,274,000	2,565,139
PT Semen Gresik (Persero) Tbk	2,906,000	1,742,136
PT Tambang Batubara Bukit Asam Tbk	2,282,000	3,126,972
PT Unilever Indonesia Tbk	940,500	1,099,224
PT United Tractors Tbk	3,322,333	4,334,933

		37,549,578

Security	Shares	Value
PHILIPPINE ISLANDS – 1.14%
Ayala Corp.	153,800	$959,650
Ayala Land Inc.	1,045,000	197,785
Banco de Oro Unibank Inc.	1,142,800	831,905
Bank of the Philippine Islands	1,226,000	1,160,212
Energy Development Corp.	8,516,000	797,047
Jollibee Foods Corp.	5,010,400	5,262,587
Manila Electric Co.	323,000	1,538,415
Metropolitan Bank & Trust Co.	1,475,600	1,196,930

		11,944,531

SINGAPORE – 7.87%
Ascendas Real Estate Investment Trust	1,532,535	1,806,671
CapitaLand Ltd.	1,672,500	4,430,464
CapitaMall Trust Management Ltd.	2,760,800	3,024,905
City Developments Ltd.	418,000	2,939,232
ComfortDelGro Corp. Ltd.	2,090,000	2,246,455
COSCO Corp. (Singapore) Ltd.	1,881,000	1,708,755
DBS Group Holdings Ltd.	418,500	4,028,141
Fraser and Neave Ltd.	1,463,000	4,210,291
Genting Singapore PLC[a,b]	4,807,000	2,816,764
Golden Agri-Resources Ltd.	6,487,707	1,912,053
Jardine Cycle & Carriage Ltd.	209,000	3,420,408
Keppel Corp. Ltd.	836,000	4,863,937
Neptune Orient Lines Ltd.[b]	1,463,000	1,684,116
Olam International Ltd.[b]	1,463,000	2,576,901
Oversea-Chinese Banking Corp. Ltd.[b]	1,045,000	5,666,863
SembCorp Industries Ltd.	1,045,000	2,326,168
SembCorp Marine Ltd.	1,881,000	4,069,706
Singapore Exchange Ltd.	1,045,000	6,319,060
Singapore Press Holdings Ltd.[b]	209,000	520,308
Singapore Technologies Engineering Ltd.	2,926,000	5,336,417
Singapore Telecommunications Ltd.	1,881,000	4,565,376
United Overseas Bank Ltd.	627,000	7,687,223
UOL Group Ltd.	627,000	1,521,792
Wilmar International Ltd.[b]	627,000	2,604,438

		82,286,444

SOUTH KOREA – 17.93%
KB Financial Group Inc. SP ADR[a,b]	680,136	29,184,636
Korea Electric Power Corp. SP ADR[a]	1,299,785	17,378,125

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2009

Security	Shares	Value
KT Corp. SP ADR[b]	1,035,386	$16,628,299
LG Display Co. Ltd. SP ADR[b]	640,445	9,254,430
POSCO SP ADR	269,819	27,270,606
Samsung Electronics Co. Ltd. SP GDR[d]	159,503	47,212,888
Shinhan Financial Group Co. Ltd. SP ADR	412,634	27,762,016
SK Telecom Co. Ltd. SP ADR	756,162	12,726,207

		187,417,207

TAIWAN – 14.87%
Advanced Semiconductor Engineering Inc. SP ADR	1,031,833	3,632,053
AU Optronics Corp. SP ADR[a]	1,220,351	13,594,710
Chunghwa Telecom Co. Ltd. SP ADR[b]	1,926,791	33,641,771
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	1,796,146	12,501,176
Siliconware Precision Industries Co. SP ADR	1,998,876	13,552,379
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	4,819,472	50,459,872
United Microelectronics Corp. SP ADR[b]	8,245,123	28,033,418

		155,415,379

THAILAND – 2.37%
Bangkok Bank PCL NVDR	270,316	881,724
Bank of Ayudhya PCL NVDR	3,118,800	1,658,839
Banpu PCL NVDR	313,500	3,454,672
BEC World PCL NVDR	2,682,000	1,560,494
CP All PCL NVDR	4,989,600	2,448,614
Glow Energy PCL NVDR	331,600	289,894
IRPC PCL NVDR	7,901,600	794,107
Kasikornbank PCL NVDR	998,100	2,126,425
Krung Thai Bank PCL NVDR	4,096,400	1,011,160
Land and Houses PCL NVDR	19,255,148	2,914,017
PTT Aromatics & Refining PCL NVDR	1,662,800	957,710
PTT Chemical PCL NVDR	61,200	107,905
PTT Exploration & Production PCL NVDR	934,800	3,790,843
Ratchaburi Electricity Generating Holding PCL NVDR	186,000	210,432

Security	Shares	Value
Thai Oil PCL NVDR	729,300	$803,666
TMB Bank PCL NVDR[a]	72,112,800	1,716,467

		24,726,969

TOTAL COMMON STOCKS
(Cost: $801,763,245)		1,026,284,402

RIGHTS – 0.06%

SOUTH KOREA – 0.06%
KB Financial Group Inc.[a,b]	51,318	692,793

		692,793

TOTAL RIGHTS
(Cost: $0)		692,793

WARRANTS – 0.00%

SINGAPORE – 0.00%
Golden Agri-Resources Ltd. (Expires 7/23/12)[a]	323,418	28,035

		28,035

TOTAL WARRANTS
(Cost: $0)		28,035

EXCHANGE-TRADED FUNDS – 1.12%
iShares MSCI Malaysia Index Fund[e]	1,195,710	11,670,130

TOTAL EXCHANGE-TRADED FUNDS (Cost: $8,812,097)		11,670,130

SHORT-TERM INVESTMENTS – 7.86%

MONEY MARKET FUNDS – 7.86%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[e,f,g]	70,063,481	70,063,481
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26% [e,f,g]	9,701,715	9,701,715

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2009

Security	Shares	Value
Barclays Global Investors Funds
Treasury Money Market
Fund, SL Agency Shares 0.12%[e,f]	2,380,248	$2,380,248

		82,145,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,145,444)		82,145,444

TOTAL INVESTMENTS IN SECURITIES – 107.22% (Cost: $892,720,786)		1,120,820,804

Other Assets, Less Liabilities – (7.22)%		(75,474,033)

NET ASSETS – 100.00%		$1,045,346,771

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.45%

AUSTRALIA – 7.53%
Alumina Ltd.	278,340	$395,690
Arrow Energy Ltd.[a]	158,940	566,858
Asciano Group[a]	601,740	800,410
ASX Ltd.	47,820	1,493,999
BHP Billiton Ltd.	899,700	28,310,498
Billabong International Ltd.	54,540	417,145
Coca-Cola Amatil Ltd.	144,240	1,118,797
Cochlear Ltd.	16,983	785,571
Computershare Ltd.	125,105	1,022,379
CSL Ltd.	159,900	4,061,099
Energy Resources of Australia Ltd.	18,780	395,003
Fortescue Metals Group Ltd.[a]	342,815	1,202,697
Harvey Norman Holdings Ltd.	157,696	430,010
James Hardie Industries NVa	81,240	350,527
Leighton Holdings Ltd.	20,760	520,871
Lion Nathan Ltd.	84,780	825,342
Metcash Ltd.	122,280	435,094
Newcrest Mining Ltd.	131,220	3,272,692
Nufarm Ltd.	47,340	426,620
Origin Energy Ltd.	244,501	2,947,356
Paladin Energy Ltd.[a]	99,660	377,807
QBE Insurance Group Ltd.	129,420	2,098,070
Rio Tinto Ltd.	117,318	5,890,952
Santos Ltd.	146,746	1,771,401
Sonic Healthcare Ltd.	87,290	849,052
Telstra Corp. Ltd.	273,060	801,340
Toll Holdings Ltd.	115,440	651,643
Transurban Group	296,460	1,067,181
Westpac Banking Corp.	765,180	13,797,712
Woodside Petroleum Ltd.	130,817	4,970,090
Woolworths Ltd.	321,864	7,291,600
WorleyParsons Ltd.	40,939	878,434

		90,223,940

AUSTRIA – 0.12%
Oesterreichische Elektrizitaetswirtschafts AG Class A	25,020	1,212,791
Vienna Insurance Group	5,220	239,781

		1,452,572

Security	Shares	Value
BELGIUM – 0.89%
Anheuser-Busch InBev NV	191,760	$7,589,188
Colruyt SA	5,340	1,188,613
Groupe Bruxelles Lambert SA	13,260	1,046,749
UCB SA	15,540	511,139
Umicore	15,420	400,506

		10,736,195

DENMARK – 1.42%
A.P. Moller – Maersk A/S Class A	120	722,031
A.P. Moller – Maersk A/S Class B	300	1,856,489
Coloplast A/S Class B	4,140	301,916
DSV A/Sa	54,736	750,401
Novo Nordisk A/S Class B	121,460	7,111,580
Novozymes A/S Class B	13,689	1,223,756
Topdanmark A/Sa	5,110	694,715
Vestas Wind Systems A/Sa	54,305	3,805,181
William Demant Holding A/Sa	8,712	515,901

		16,981,970

FINLAND – 1.02%
Kone OYJ Class B	44,100	1,492,419
Nokia OYJ	734,820	9,730,328
Nokian Renkaat OYJ	29,045	610,266
Sampo OYJ Class A	22,380	464,833

		12,297,846

FRANCE – 7.35%
Accor SA	26,780	1,137,122
Aeroports de Paris	8,782	705,082
Alcatel-Lucent[a]	292,680	804,997
ALSTOM	56,940	3,888,604
BioMerieux SA	1,920	185,864
Bureau Veritas SA	12,840	605,280
Cap Gemini SA	37,860	1,738,834
Carrefour SA	105,900	4,944,852
Christian Dior SA	17,400	1,502,333
Compagnie Generale de Geophysique-Veritas[a]	24,600	495,946
Compagnie Generale des Etablissements Michelin Class B	20,520	1,473,812
Danone SA	146,022	7,793,369
Dassault Systemes SA	17,107	851,296
Electricite de France	60,600	2,987,717

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
Eramet	1,200	$335,581
Essilor International SA	53,760	2,964,890
Eutelsat Communications	8,880	246,819
Hermes International[b]	14,700	2,197,676
Icade	6,000	522,299
Iliad SA	3,240	344,054
L’Air Liquide SA	69,068	7,173,704
Legrand SA	23,100	562,154
L’Oreal SA	65,820	5,674,565
LVMH Moet Hennessy Louis Vuitton SA	65,880	5,911,373
Neopost SA	9,240	782,726
Pernod Ricard SAb	54,432	4,207,361
Publicis Groupe SA	29,520	1,043,788
Safran SA	52,440	806,663
SES SA	80,280	1,577,503
Societe BIC	6,300	375,717
Sodexo	29,048	1,521,293
STMicroelectronics NV	117,561	893,196
Suez Environnement SA	63,360	1,201,009
Thales SA	8,700	365,839
Total SA	367,680	20,282,939

		88,106,257

GERMANY – 5.98%
Adidas AG	55,200	2,320,403
Bayer AG	205,800	12,563,743
Bayerische Motoren Werke AG	86,820	3,991,778
Beiersdorf AG	25,260	1,265,251
Daimler AG Registered	118,800	5,468,880
Deutsche Bank AG Registered	52,500	3,378,463
Deutsche Boerse AG	53,520	4,218,816
Fraport AG	2,400	109,496
Fresenius Medical Care AG & Co. KGaA	52,812	2,412,447
Fresenius SE	6,360	311,083
GEA Group AG	46,380	755,528
Hamburger Hafen und Logistik AG	5,520	251,997
Hannover Rueckversicherung AG Registered[a]	11,940	483,293
Henkel AG & Co. KGaA	39,120	1,224,609
Hochtief AG	10,391	620,505
K+S AG	41,460	2,314,753

Security	Shares	Value
Linde AG	39,780	$3,734,682
MAN SE	18,360	1,262,450
Merck KGaA	16,500	1,527,555
METRO AG	16,620	957,365
Puma AG	1,624	409,440
QIAGEN NVa	52,500	996,643
SAP AG	229,260	10,726,101
SolarWorld AGb	23,280	563,069
Suedzucker AG	22,740	475,212
United Internet AG Registered[a]	27,300	346,406
Volkswagen AG	23,580	8,433,189
Wacker Chemie AG	4,020	533,688

		71,656,845

GREECE – 0.52%
Coca-Cola Hellenic Bottling Co. SA SP ADR	63,809	1,475,264
Hellenic Telecommunications Organization SA SP ADR	170,778	1,338,900
National Bank of Greece SA SP ADR	588,255	3,488,352

		6,302,516

HONG KONG – 2.54%
ASM Pacific Technology Ltd.	60,000	407,223
Bank of East Asia Ltd.	180,000	599,222
Cathay Pacific Airways Ltd.	240,000	373,469
Cheung Kong (Holdings) Ltd.[b]	240,000	3,099,851
Esprit Holdings Ltd.	276,500	1,997,923
Foxconn International Holdings Ltd.[a]	600,000	419,610
Hang Lung Properties Ltd.	600,000	2,198,695
Henderson Land Development Co. Ltd.	240,000	1,585,538
Hong Kong Aircraft Engineering Co. Ltd.	24,000	327,946
Hong Kong and China Gas Co. Ltd. (The)	1,080,930	2,418,478
Hong Kong Exchanges and Clearing Ltd.	270,000	5,093,386
Kerry Properties Ltd.	180,000	929,026
Li & Fung Ltd.	611,200	1,802,043
Lifestyle International Holdings Ltd.	120,000	182,089

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
Mongolia Energy Corp. Ltd.[a]	300,000	$115,354
MTR Corp. Ltd.	270,000	978,961
Noble Group Ltd.	240,000	347,838
Shangri-La Asia Ltd.	368,000	586,897
Sun Hung Kai Properties Ltd.	366,000	5,567,887
Swire Pacific Ltd. Class A	60,000	673,931
Wheelock and Co. Ltd.	240,000	681,286

		30,386,653

IRELAND – 0.17%
Elan Corp. PLC[a]	127,089	1,027,028
Kerry Group PLC Class A	43,275	1,019,689

		2,046,717

ITALY – 1.28%
A2A SpA	292,920	530,737
ACEA SpA	23,880	270,170
Atlantia SpA	62,640	1,374,746
Autogrill SpA[a]	42,908	413,967
Banca Carige SpA	204,900	580,703
Banca Monte dei Paschi di Siena SpA	425,940	794,098
Fiat SpA[a]	132,360	1,459,943
Lottomatica SpA	16,620	349,911
Luxottica Group SpA[a]	37,620	936,576
Mediobanca SpA	71,160	993,738
Mediolanum SpA	54,420	309,194
Prysmian SpA	28,402	486,022
Saipem SpA	71,940	1,937,866
Snam Rete Gas SpA	394,440	1,718,195
Tenaris SA	124,080	1,871,729
Terna SpA	135,780	475,961
Unione di Banche Italiane ScpA	61,620	857,456

		15,361,012

JAPAN – 23.08%
ABC-Mart Inc.	6,000	170,492
Advantest Corp.	18,000	390,462
AEON Mall Co. Ltd.	19,600	411,786
Ajinomoto Co. Inc.	60,000	572,299
All Nippon Airways Co. Ltd.	120,000	332,791
Asahi Breweries Ltd.	96,000	1,517,727
Asahi Kasei Corp.	300,000	1,541,047
ASICS Corp.	26,000	244,446
Astellas Pharma Inc.	30,000	1,137,665

Security	Shares	Value
Bank of Kyoto Ltd. (The)	60,000	$540,785
Benesse Corp.	18,000	775,251
Bridgestone Corp.	84,000	1,450,664
Casio Computer Co. Ltd.	18,000	146,919
Central Japan Railway Co.	427	2,561,238
Chubu Electric Power Co. Inc.	66,000	1,580,755
Chugai Pharmaceutical Co. Ltd.	60,000	1,093,545
Chugoku Bank Ltd. (The)	60,000	804,244
Chugoku Electric Power Co. Inc. (The)	66,000	1,374,148
Daido Steel Co. Ltd.	60,000	247,072
Daihatsu Motor Co. Ltd.	60,000	671,254
Daikin Industries Ltd.	73,100	2,641,567
Daito Trust Construction Co. Ltd.	12,000	587,426
Daiwa Securities Group Inc.	300,000	1,764,799
Dena Co. Ltd.	60	182,342
Denso Corp.	126,000	3,699,459
Dowa Holdings Co. Ltd.	60,000	272,283
East Japan Railway Co.	86,500	4,934,030
Elpida Memory Inc.[a]	30,500	346,027
FamilyMart Co. Ltd.	12,000	388,256
Fanuc Ltd.	49,500	4,040,286
Fast Retailing Co. Ltd.	12,300	1,587,972
Fuji Heavy Industries Ltd.	120,000	481,538
Fujitsu Ltd.	360,000	2,352,224
Furukawa Electric Co. Ltd. (The)	180,000	864,121
GS Yuasa Corp.[b]	120,000	1,090,393
Hachijuni Bank Ltd. (The)	120,000	698,356
Hankyu Hanshin Holdings Inc.	363,000	1,662,566
Hirose Electric Co. Ltd.	6,600	734,913
Hiroshima Bank Ltd. (The)	180,000	744,997
Hisamitsu Pharmaceutical Co. Inc.	18,000	618,310
Hitachi Construction Machinery Co. Ltd.	30,500	537,943
Hitachi High-Technologies Corp.	6,000	116,855
Hitachi Metals Ltd.	60,000	586,165
Hokuhoku Financial Group Inc.	300,000	680,708
Hokuriku Electric Power Co.	54,000	1,228,111
Honda Motor Co. Ltd.	222,000	7,112,769
Hoya Pentax HD Corp.	114,000	2,736,383
IBIDEN Co. Ltd.	36,000	1,191,239
IHI Corp.[a]	360,000	605,074
INPEX Corp.	185	1,407,006

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
Isetan Mitsukoshi Holdings Ltd.[b]	60,080	$633,019
ITOCHU Corp.	120,000	892,484
Iyo Bank Ltd. (The)	60,000	623,982
JAFCO Co. Ltd.	12,200	425,485
Japan Airlines Corp.[a]	240,000	405,904
Japan Steel Works Ltd. (The)	127,000	1,654,288
Japan Tobacco Inc.	1,200	3,453,963
JGC Corp.	61,000	1,050,896
Joyo Bank Ltd. (The)	180,000	911,392
JSR Corp.	48,800	874,550
Jupiter Telecommunications Co. Ltd.	360	300,646
Kajima Corp.	180,000	504,858
Kansai Electric Power Co. Inc. (The)	132,000	2,932,717
Kao Corp.	120,000	2,703,924
Kawasaki Heavy Industries Ltd.	420,000	1,076,527
KDDI Corp.	360	1,898,419
Keihin Electric Express Railway Co. Ltd.	136,000	1,127,202
Keio Corp.	60,000	358,002
Keyence Corp.	8,825	1,732,646
Kikkoman Corp.	60,000	697,726
Kintetsu Corp.	360,000	1,667,735
Kobe Steel Ltd.	660,000	1,268,764
Komatsu Ltd.	240,000	3,905,247
Konica Minolta Holdings Inc.	64,500	701,271
Kurita Water Industries Ltd.	38,300	1,263,323
Kyocera Corp.	18,000	1,440,832
Kyowa Hakko Kirin Co. Ltd.[b]	60,000	687,011
Lawson Inc.	18,000	743,106
Matsui Securities Co. Ltd.	36,000	341,489
Mazda Motor Corp.	240,000	625,243
McDonald’s Holdings Co. (Japan) Ltd.	30,000	542,676
Mediceo Paltac Holdings Co. Ltd.	18,000	223,688
Meiji Holdings Co. Ltd.[a]	18,000	722,307
Mitsubishi Chemical Holdings Corp.	300,000	1,339,356
Mitsubishi Electric Corp.	540,000	3,936,761
Mitsubishi Estate Co. Ltd.	305,000	5,052,629
Mitsubishi Heavy Industries Ltd.	780,000	3,105,415
Mitsubishi Materials Corp.	240,000	647,933

Security	Shares	Value
Mitsubishi Motors Corp.[a,b]	1,020,000	$1,875,098
Mitsubishi UFJ Financial Group Inc.	840,000	4,994,380
Mitsui Engineering & Shipbuilding Co. Ltd.	189,000	476,495
Mitsui Fudosan Co. Ltd.	204,500	3,737,906
Mitsui Sumitomo Insurance Group Holdings Inc.	108,000	2,756,867
Mitsumi Electric Co. Ltd.	18,000	441,515
Mizuho Trust & Banking Co. Ltd.[a]	480,000	615,158
NEC Corp.[a]	480,000	1,674,038
NGK Insulators Ltd.	60,000	1,351,962
NGK Spark Plug Co. Ltd.	60,000	658,018
Nidec Corp.	30,900	2,223,489
Nikon Corp.	73,000	1,458,543
Nintendo Co. Ltd.	30,000	8,064,499
Nippon Electric Glass Co. Ltd.	68,500	790,094
Nippon Mining Holdings Inc.	60,000	283,628
Nippon Sheet Glass Co. Ltd.	180,000	535,112
Nippon Steel Corp.	480,000	1,911,025
Nipponkoa Insurance Co. Ltd.	120,000	712,222
Nishi-Nippon City Bank Ltd. (The)	120,000	302,537
Nissan Chemical Industries Ltd.	61,000	816,367
Nissan Motor Co. Ltd.	330,000	2,388,466
Nisshin Steel Co. Ltd.	180,000	342,245
Nisshinbo Holdings Inc.	60,000	763,275
Nissin Foods Holdings Co. Ltd.	18,000	571,038
Nitori Co. Ltd.	12,200	868,911
Nomura Real Estate Holdings Inc.	18,000	314,638
Nomura Research Institute Ltd.	30,500	751,326
NTT Data Corp.	366	1,226,472
NTT Urban Development Corp.	360	338,841
Obayashi Corp.	180,000	799,832
Odakyu Electric Railway Co. Ltd.	186,000	1,598,277
Oji Paper Co. Ltd.	240,000	1,036,189
Olympus Corp.	54,000	1,542,938
Omron Corp.	42,000	676,800
Oriental Land Co. Ltd.	12,900	859,142
ORIX Corp.	10,800	679,573
Osaka Gas Co. Ltd.	360,000	1,191,239
OSAKA Titanium technologies Co. Ltd.	6,000	206,734

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
Otsuka Corp.	1,600	$83,030
Panasonic Corp.	522,000	8,225,222
Panasonic Electric Works Co. Ltd.	120,000	1,265,613
Rakuten Inc.	1,885	1,203,929
Resona Holdings Inc.[b]	138,000	2,026,619
Rinnai Corp.	12,000	520,616
Sankyo Co. Ltd.	6,000	355,481
Santen Pharmaceutical Co. Ltd.	18,000	558,748
SANYO Electric Co. Ltd.[a,b]	420,000	935,343
Sapporo Holdings Ltd.	60,000	360,523
Secom Co. Ltd.	54,000	2,297,390
Seven & I Holdings Co. Ltd.	222,000	5,177,163
Seven Bank Ltd.	240	622,974
Sharp Corp.	180,000	1,991,071
Shikoku Electric Power Co. Inc.	36,000	1,072,115
Shimadzu Corp.	60,000	462,629
Shimamura Co. Ltd.	6,100	548,516
Shimano Inc.	24,400	994,506
Shimizu Corp.	60,000	245,181
Shin-Etsu Chemical Co. Ltd.	109,500	5,866,380
Shionogi & Co. Ltd.	77,000	1,584,568
Shiseido Co. Ltd.	68,000	1,102,915
Shizuoka Bank Ltd. (The)	180,000	1,762,277
SMC Corp.	12,700	1,424,823
SoftBank Corp.	204,000	4,318,084
Sony Corp.	264,000	7,418,457
Sony Financial Holdings Inc.	244	747,674
Square Enix Holdings Co. Ltd.	12,000	265,350
Stanley Electric Co. Ltd.	36,000	742,728
Sumco Corp.	30,000	559,378
Sumitomo Chemical Co. Ltd.	420,000	2,069,226
Sumitomo Electric Industries Ltd.	108,300	1,341,307
Sumitomo Metal Industries Ltd.	900,000	2,231,210
Sumitomo Metal Mining Co. Ltd.	120,500	1,803,797
Sumitomo Realty & Development Co. Ltd.	104,000	2,130,364
Suruga Bank Ltd.	86,000	908,829
Suzuki Motor Corp.	96,000	2,410,211
T&D Holdings Inc.	39,000	1,138,925
Taiyo Nippon Sanso Corp.	120,000	1,147,119
Takashimaya Co. Ltd.	76,000	622,722
Terumo Corp.	48,800	2,465,760

Security	Shares	Value
THK Co. Ltd.	30,000	$489,732
Tobu Railway Co. Ltd.	256,000	1,546,300
Toho Co. Ltd.	24,000	424,560
Toho Gas Co. Ltd.	180,000	720,416
Tohoku Electric Power Co. Inc.	120,000	2,484,584
Tokio Marine Holdings Inc.	186,000	5,373,181
Tokuyama Corp.	60,000	451,284
Tokyo Electron Ltd.	48,500	2,527,023
Tokyo Gas Co. Ltd.	600,000	2,187,090
Tokyu Corp.	300,000	1,462,262
Toray Industries Inc.	376,000	1,872,199
Toshiba Corp.	1,080,000	4,764,956
Tosoh Corp.	120,000	349,178
Toyoda Gosei Co. Ltd.	18,300	563,254
Toyota Boshoku Corp.	18,000	350,186
Toyota Tsusho Corp.	24,000	366,574
Trend Micro Inc.	30,500	1,047,691
Tsumura & Co.	18,000	578,602
Ube Industries Ltd.	250,000	719,576
Uni-Charm Corp.	12,000	965,597
Ushio Inc.	24,000	450,024
West Japan Railway Co.	240	761,385
Yahoo! Japan Corp.	4,270	1,392,757
Yakult Honsha Co. Ltd.	36,000	788,487
Yamada Denki Co. Ltd.	25,350	1,576,469
Yamato Holdings Co. Ltd.	60,000	886,811
Yamato Kogyo Co. Ltd.	12,000	371,868
Yaskawa Electric Corp.	61,000	431,252

		276,679,084

NETHERLANDS – 2.60%
ASML Holding NV	81,840	2,131,446
Fugro NV CVA	14,760	658,855
Heineken Holding NV	20,040	686,143
Heineken NV	64,200	2,549,458
Koninklijke Ahold NV	325,260	3,679,415
Koninklijke KPN NV	476,220	7,119,572
Randstad Holding NVa	24,300	837,167
Reed Elsevier NV	90,420	942,731
Unilever NV CVA	422,340	11,478,470
Wolters Kluwer NV	55,140	1,078,811

		31,162,068

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
NEW ZEALAND – 0.12%
Auckland International Airport Ltd.	175,320	$196,217
Contact Energy Ltd.	126,480	524,589
Fletcher Building Ltd.	34,140	161,378
Sky City Entertainment Group Ltd.	278,160	602,487

		1,484,671

NORWAY – 0.56%
Norsk Hydro ASA[a]	38,520	225,267
Renewable Energy Corp. ASA[a]	83,755	662,187
Seadrill Ltd.	51,000	815,218
StatoilHydro ASA	102,180	2,174,431
Telenor ASA[a]	187,140	1,718,822
Yara International ASA	36,420	1,124,092

		6,720,017

PORTUGAL – 0.37%
BRISA – Auto-estradas de Portugal SA	71,952	592,678
EDP Renovaveis SAa	50,040	511,082
Energias de Portugal SA	607,200	2,395,767
Galp Energia SGPS SA Class B	30,660	399,038
Jeronimo Martins SGPS SA	36,120	251,949
Portugal Telecom SGPS SA Registered	29,220	294,461

		4,444,975

SINGAPORE – 1.43%
City Developments Ltd.	189,000	1,328,983
ComfortDelGro Corp. Ltd.	420,000	451,441
COSCO Corp. (Singapore) Ltd.	120,000	109,011
Genting Singapore PLC[a,b]	1,080,000	632,849
Golden Agri-Resources Ltd.	561,600	165,514
Keppel Corp. Ltd.	366,000	2,129,427
Olam International Ltd.[b]	300,000	528,414
Oversea-Chinese Banking Corp. Ltd.[b]	660,000	3,579,071
SembCorp Industries Ltd.	144,000	320,544
SembCorp Marine Ltd.	180,000	389,446
Singapore Exchange Ltd.[b]	255,000	1,541,972
Singapore Press Holdings Ltd.	240,000	597,483
Singapore Technologies Engineering Ltd.	480,000	875,420

Security	Shares	Value
Singapore Telecommunications Ltd.	1,440,000	$3,495,024
Wilmar International Ltd.	240,000	996,914

		17,141,513

SPAIN – 3.92%
Abertis Infraestructuras SA	77,919	1,605,124
Acciona SA	7,980	958,831
Actividades de Construcciones y Servicios SA	43,380	2,299,560
Banco de Valencia SA	51,120	495,732
Banco Popular Espanol SA	51,408	461,718
Bankinter SA	82,020	926,782
Cintra Concesiones de Infraestructuras de Transporte SA	64,486	525,694
Criteria CaixaCorp SAb	117,780	563,566
Enagas SA	46,860	921,796
Gamesa Corporacion Tecnologica SA	51,360	1,105,341
Grifols SA	34,080	617,249
Iberdrola Renovables SA	256,323	1,177,422
Indra Sistemas SA	40,800	932,738
Industria de Diseno Textil SA	58,330	3,120,998
Mapfre SAb	214,920	798,322
Red Electrica Corporacion SA	32,450	1,516,817
Telefonica SA	1,131,792	28,008,260
Zardoya Otis SAb	38,201	863,302
Zardoya Otis SA New[c]	1,878	42,441

		46,941,693

SWEDEN – 3.05%
Alfa Laval AB	99,480	1,073,275
Assa Abloy AB Class B	68,580	1,120,204
Atlas Copco AB Class A	185,160	2,185,739
Atlas Copco AB Class B	108,000	1,134,064
Electrolux AB Class Ba	68,040	1,260,813
Getinge AB Class B	58,824	872,029
Hennes & Mauritz AB Class B	133,860	7,882,440
Husqvarna AB Class Ba	123,540	771,563
Investor AB Class B	131,880	2,326,133
Lundin Petroleum ABa	65,351	573,199
Millicom International Cellular SA SDR[a]	17,640	1,314,774

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
Sandvik AB	268,140	$2,530,387
Scania AB Class B	90,780	1,052,930
Securitas AB Class B	88,680	827,727
Skandinaviska Enskilda Banken AB Class Aa	185,580	1,026,570
SKF AB Class B	115,740	1,719,745
Swedish Match AB	69,008	1,304,799
Telefonaktiebolaget LM Ericsson AB Class B	481,260	4,676,981
Volvo AB Class A	110,940	780,431
Volvo AB Class B	287,040	2,078,344

		36,512,147

SWITZERLAND – 13.92%
ABB Ltd. Registered[a]	580,581	10,530,027
Actelion Ltd. Registered[a]	26,940	1,475,599
Adecco SA Registered	32,840	1,571,438
Aryzta AGa	19,200	668,990
Compagnie Financiere Richemont SA Class A Bearer Units	132,600	3,235,378
Credit Suisse Group AG Registered	297,120	13,941,519
Geberit AG Registered	11,886	1,646,646
Givaudan SA Registered	2,380	1,580,033
Holcim Ltd. Registered[a]	58,712	3,540,450
Julius Baer Holding AG Registered	57,240	2,707,100
Kuehne & Nagel International AG Registered	16,083	1,329,976
Lindt & Spruengli AG Participation Certificates	240	472,753
Logitech International SA Registered[a]	39,600	662,300
Lonza Group AG Registered	13,500	1,328,362
Nestle SA Registered	976,500	39,903,805
Nobel Biocare Holding AG Registered	32,069	756,247
Novartis AG Registered	570,780	25,954,911
Roche Holding AG Genusschein	186,731	29,235,004
Schindler Holding AG Participation Certificates	14,400	923,206
SGS SA Registered	1,330	1,559,545
Sonova Holding AG Registered	13,154	1,151,930
Straumann Holding AG Registered	2,541	552,704

Security	Shares	Value
Swatch Group AG (The) Bearer	8,201	$1,488,181
Swatch Group AG (The) Registered	9,780	360,304
Syngenta AG Registered	26,280	6,021,508
Synthes Inc.[b]	16,819	1,876,852
UBS AG Registered[a]	852,120	12,359,204

		166,833,972

UNITED KINGDOM – 21.58%
Admiral Group PLC	49,140	779,229
AMEC PLC	85,140	995,103
Anglo American PLC	142,380	4,555,662
Antofagasta PLC	59,760	749,983
Associated British Foods PLC	44,220	583,549
AstraZeneca PLC	131,100	6,092,156
Autonomy Corp. PLC[a]	58,260	1,134,890
BAE Systems PLC	962,700	4,899,757
BG Group PLC	910,200	15,074,661
BHP Billiton PLC	589,440	15,273,684
British Airways PLC[a]	153,600	362,616
British American Tobacco PLC	517,620	15,944,173
British Sky Broadcasting Group PLC	320,603	2,902,054
Bunzl PLC	85,565	734,803
Burberry Group PLC	134,888	1,028,671
Cable & Wireless PLC	635,100	1,518,283
Cadbury PLC	325,080	3,185,099
Cairn Energy PLC[a]	35,160	1,396,629
Capita Group PLC	177,000	1,958,708
Carphone Warehouse Group PLC (The)	117,663	350,146
Centrica PLC	1,320,420	4,821,401
Cobham PLC	359,243	1,066,668
Compass Group PLC	492,660	2,634,039
Diageo PLC	694,800	10,804,580
Drax Group PLC	91,841	609,415
Eurasian Natural Resources Corp.	81,938	1,172,986
Experian PLC	262,920	2,153,257
Fresnillo PLC	42,240	437,322
G4S PLC	326,408	1,155,324
GlaxoSmithKline PLC	1,391,280	26,502,070
ICAP PLC	142,928	1,075,767
Imperial Tobacco Group PLC	275,497	7,814,697
InterContinental Hotels Group PLC	88,501	996,238

80	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value
International Power PLC	318,000	$1,345,669
Invensys PLC	221,063	945,542
J Sainsbury PLC	292,334	1,538,751
Johnson Matthey PLC	51,681	1,213,219
Kingfisher PLC	301,680	1,064,048
Liberty International PLC	81,072	586,007
London Stock Exchange Group PLC	38,640	456,102
Lonmin PLC[a]	42,600	975,323
Marks & Spencer Group PLC	189,900	1,088,510
National Grid PLC	614,460	5,689,342
Next PLC	51,360	1,451,759
Randgold Resources Ltd.	16,740	1,008,800
Reckitt Benckiser PLC	165,677	7,899,441
Reed Elsevier PLC	296,416	2,079,907
Rio Tinto PLC	369,660	15,253,608
Rolls-Royce Group PLC[a]	454,920	3,124,228
Royal Bank of Scotland Group PLC[a]	2,212,080	1,644,599
SABMiller PLC	242,823	5,583,564
Sage Group PLC (The)	349,387	1,131,818
Scottish & Southern Energy PLC	229,080	4,204,168
Serco Group PLC	132,906	889,065
Severn Trent PLC	27,480	441,226
Shire PLC	150,840	2,220,622
Smith & Nephew PLC	247,220	1,948,854
Smiths Group PLC	86,700	1,034,896
Standard Chartered PLC	512,760	12,079,625
Standard Life PLC	267,960	878,702
Tesco PLC	2,099,400	12,790,802
Thomas Cook Group PLC	116,520	419,185
Thomson Reuters PLC	50,640	1,607,710
3i Group PLC	244,020	1,107,452
TUI Travel PLC	152,760	574,885
Tullow Oil PLC	212,580	3,483,729
Unilever PLC	335,040	8,776,048
Vedanta Resources PLC	36,720	1,073,857
Whitbread PLC	43,105	618,500
Wm Morrison Supermarkets PLC	598,500	2,674,042
Xstrata PLC	519,819	6,964,922

		258,632,147

TOTAL COMMON STOCKS
(Cost: $1,323,528,638)		1,192,104,810

Security	Shares	Value
PREFERRED STOCKS – 0.26%

GERMANY – 0.26%
Fresenius SE	21,120	$1,191,128
Henkel AG & Co. KGaA	53,184	1,945,361

		3,136,489

TOTAL PREFERRED STOCKS
(Cost: $4,032,627)		3,136,489

WARRANTS – 0.00%

SINGAPORE – 0.00%
Golden Agri-Resources Ltd.
(Expires 7/23/12)[a]	32,640	2,829

		2,829

TOTAL WARRANTS
(Cost: $0)		2,829

SHORT-TERM INVESTMENTS – 1.33%

MONEY MARKET FUNDS – 1.33%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[d,e,f]	13,818,535	13,818,535
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[d,e,f]	1,913,458	1,913,458
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[d,e]	215,613	215,613

		15,947,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,947,606)		15,947,606

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 101.04%
(Cost: $1,343,508,871)	$1,211,191,734

Other Assets, Less Liabilities – (1.04)%	(12,495,826)

NET ASSETS – 100.00%	$1,198,695,908

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

82	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.05%

AUSTRALIA – 7.21%
AGL Energy Ltd.	116,031	$1,437,289
Alumina Ltd.	292,330	415,579
Amcor Ltd.	244,728	1,007,100
AMP Ltd.	458,924	2,144,179
Aristocrat Leisure Ltd.	75,640	270,398
Australia and New Zealand Banking Group Ltd.	585,280	9,016,189
AXA Asia Pacific Holdings Ltd.	231,260	817,097
Bendigo and Adelaide Bank Ltd.	65,348	445,482
BlueScope Steel Ltd.	410,192	1,149,214
Boral Ltd.	169,880	704,736
Brambles Ltd.	323,826	1,612,584
Caltex Australia Ltd.	35,092	380,134
CFS Retail Property Trust	370,355	528,039
Commonwealth Bank of Australia	365,304	12,998,167
Crown Ltd.	129,528	807,623
CSR Ltd.	271,622	418,883
Dexus Property Group	909,412	551,909
Fairfax Media Ltd.	486,204	596,203
Foster’s Group Ltd.	485,026	2,173,390
Goodman Fielder Ltd.	278,132	320,247
GPT Group	2,256,851	994,404
Incitec Pivot Ltd.	399,528	916,727
Insurance Australia Group Ltd.	502,386	1,532,807
James Hardie Industries NVa	48,856	210,799
Leighton Holdings Ltd.	21,080	528,900
Lend Lease Corp. Ltd.	79,670	513,311
Macquarie Airports	181,474	375,662
Macquarie Group Ltd.	73,470	2,688,710
Macquarie Infrastructure Group	637,360	768,310
Mirvac Group	565,992	599,935
National Australia Bank Ltd.	473,742	9,582,259
OneSteel Ltd.	269,328	669,478
Orica Ltd.	78,988	1,474,873
OZ Minerals Ltd.	898,380	836,492
Paladin Energy Ltd.[a]	41,416	157,006
Qantas Airways Ltd.	218,061	420,581
QBE Insurance Group Ltd.	124,434	2,017,240
Santos Ltd.	80,042	966,203
Sims Metal Management Ltd.	36,208	838,327

Security	Shares	Value
Stockland Corp. Ltd.	545,618	$1,428,838
Suncorp-Metway Ltd.	319,743	1,887,310
Tabcorp Holdings Ltd.	161,354	971,185
Tatts Group Ltd.	321,036	653,889
Telstra Corp. Ltd.	741,272	2,175,385
Toll Holdings Ltd.	63,860	360,481
Wesfarmers Ltd.	253,504	5,447,902
Wesfarmers Ltd. Partially Protected	35,340	759,177
Westfield Group	511,376	4,816,750

		82,387,383
AUSTRIA – 0.58%
Erste Group Bank AG	48,078	1,669,302
OMV AG	41,354	1,632,835
Raiffeisen International Bank Holding AG	15,066	668,776
Telekom Austria AG	88,536	1,344,340
Vienna Insurance Group	8,494	390,173
voestalpine AG	32,067	885,164

		6,590,590
BELGIUM – 1.05%
Belgacom SA	41,974	1,495,750
Compagnie Nationale a Portefeuille SA	9,610	494,300
Delhaize Group	26,232	1,865,843
Dexia SAa	143,158	1,118,525
Fortis[a]	581,932	2,252,343
Groupe Bruxelles Lambert SA	13,144	1,037,592
KBC Groep NVa	39,190	831,202
Mobistar SA	4,712	298,716
Solvay SA	15,272	1,489,000
UCB SA	11,222	369,112
Umicore	30,070	781,014

		12,033,397
DENMARK – 0.40%
Carlsberg A/S Class B	25,916	1,788,808
Danske Bank A/Sa	115,134	2,384,079
H. Lundbeck A/S	5,828	112,358
Trygvesta A/S	5,146	344,906

		4,630,151

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
FINLAND – 1.33%
Elisa OYJ	28,892	$527,176
Fortum OYJ	108,004	2,488,243
Kesko OYJ Class B	19,034	499,231
Metso OYJ	35,712	748,828
Neste Oil OYJ	35,248	495,731
Nokia OYJ	294,686	3,902,169
Orion OYJ Class B	22,886	399,094
Outokumpu OYJ	30,814	600,690
Pohjola Bank PLC	36,643	379,239
Rautaruukki OYJ	19,530	420,314
Sampo OYJ Class A	48,980	1,017,316
Sanoma OYJ	18,538	316,438
Stora Enso OYJ Class Ra	167,338	1,058,106
UPM-Kymmene OYJ	143,220	1,492,419
Wartsila OYJ Class B	22,878	814,126

		15,159,120
FRANCE – 13.38%
Accor SA	20,770	881,928
Air France-KLM[a]	32,054	401,321
Alcatel-Lucent[a]	273,110	751,171
ArcelorMittal	214,086	7,663,891
Atos Origin SAa	9,362	424,536
AXA	393,142	8,265,902
BNP Paribas	208,506	15,120,420
Bouygues SA	55,676	2,358,962
Carrefour SA	58,404	2,727,093
Casino Guichard-Perrachon SA	14,074	964,747
CNP Assurances SA	9,052	822,754
Compagnie de Saint-Gobain[b]	93,310	3,763,658
Compagnie Generale de Geophysique-Veritas[a]	20,088	404,982
Compagnie Generale des Etablissements Michelin Class B	18,848	1,353,724
Credit Agricole SA	223,448	3,172,686
Eiffage SA	9,672	641,401
Eurazeo	5,766	260,693
European Aeronautic Defence and Space Co.[b]	92,008	1,745,345
Fonciere des Regions	3,968	346,033
France Telecom SA	450,864	11,192,610

Security	Shares	Value
GDF Suez	301,630	$11,462,781
Gecina SA	3,941	322,725
Imerys SA	9,520	504,315
Klépierre	21,018	597,753
Lafarge SA	46,972	3,375,012
Lagardere SCA	31,160	1,157,661
M6-Metropole Television	8,990	178,757
Natixis[a]	247,256	640,450
PagesJaunes Groupe SA	33,575	360,339
PPR SA	19,282	2,137,484
PSA Peugeot Citroen SAa	40,672	1,227,063
Renault SAa	48,484	2,056,647
Sanofi-Aventis	262,012	17,072,647
Schneider Electric SA	57,660	5,210,583
SCOR SE	42,904	1,024,633
Societe BIC	2,046	122,019
Societe Generale	116,808	7,460,485
Societe Television Francaise 1	26,788	412,828
STMicroelectronics NV	73,656	559,618
Technip SA	24,862	1,495,224
Thales SA	18,486	777,345
Total SA	185,256	10,219,583
Unibail-Rodamco SE	20,786	3,612,942
Vallourec SA	14,012	1,833,587
Veolia Environnement	90,396	3,092,475
Vinci SA	103,540	5,242,008
Vivendi SA	292,454	7,473,646

		152,894,467
GERMANY – 9.28%
Allianz SE Registered	113,336	11,119,202
BASF SE	234,670	11,697,851
Celesio AG	14,632	387,715
Commerzbank AGa,b	180,854	1,410,232
Daimler AG Registered	114,452	5,268,723
Deutsche Bank AG Registered	91,636	5,896,930
Deutsche Lufthansa AG Registered	50,282	675,804
Deutsche Post AG Registered	219,170	3,450,637
Deutsche Postbank AGa	24,986	686,515
Deutsche Telekom AG Registered	703,142	8,961,947
E.ON AG	479,570	18,058,419

84	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
Hannover Rueckversicherung AG Registered[a]	8,246	$333,771
MAN SE	11,098	763,108
METRO AG	16,616	957,135
Muenchener Rueckversicherungs- Gesellschaft AG Registered	51,770	7,786,679
RWE AG	102,176	8,582,956
Salzgitter AG	10,230	1,031,930
Siemens AG Registered	202,802	16,101,262
ThyssenKrupp AG	85,436	2,616,341
TUI AGa,b	44,392	284,474

		106,071,631
GREECE – 0.08%
National Bank of Greece SA SP ADR	155,000	919,150

		919,150
HONG KONG – 2.54%
Bank of East Asia Ltd.	210,960	702,288
BOC Hong Kong (Holdings) Ltd.[b]	961,000	2,048,467
Cheung Kong (Holdings) Ltd.	186,000	2,402,384
Cheung Kong Infrastructure Holdings Ltd.	124,000	451,997
Chinese Estates Holdings Ltd.	186,000	326,398
CLP Holdings Ltd.	434,000	2,951,181
Hang Lung Group Ltd.	186,000	963,594
Hang Seng Bank Ltd.	186,000	3,021,581
Hongkong Electric Holdings Ltd.	372,000	2,051,987
Hopewell Holdings Ltd.	155,000	505,997
Hutchison Whampoa Ltd.	434,000	3,250,779
Hysan Development Co. Ltd.	186,000	508,797
Link REIT (The)	558,000	1,267,192
Mongolia Energy Corp. Ltd.[a]	310,000	119,199
MTR Corp. Ltd.	186,000	674,396
New World Development Co. Ltd.[b]	558,000	1,331,991
Noble Group Ltd.	248,000	359,433
NWS Holdings Ltd.	186,000	358,558
Orient Overseas International Ltd.	62,000	347,198
Shangri-La Asia Ltd.	124,000	197,759
Sino Land Co. Ltd.	372,000	759,355
Swire Pacific Ltd. Class Ab	155,000	1,740,989
Television Broadcasts Ltd.	62,000	271,198
Wharf (Holdings) Ltd. (The)	375,750	1,767,226

Security	Shares	Value
Wing Hang Bank Ltd.	31,000	$297,398
Yue Yuen Industrial Holdings Ltd.	124,000	336,798

		29,014,140
IRELAND – 0.35%
Anglo Irish Bank Corp. Ltd.[c]	246,432	35
CRH PLC	169,756	4,031,249

		4,031,284
ITALY – 5.62%
A2A SpA	136,152	246,692
Alleanza Assicurazioni SpA	87,628	655,338
Assicurazioni Generali SpA	253,704	5,751,425
Banca Monte dei Paschi di Siena SpA	411,872	767,870
Banca Popolare di Milano Scrl	114,762	691,084
Banco Popolare SpA[a]	173,352	1,393,515
Enel SpA	1,667,847	9,015,000
Eni SpA	650,876	15,068,988
Exor SpA	15,603	261,472
Fiat SpA[a]	72,974	804,910
Finmeccanica SpA	104,222	1,572,174
Fondiaria-Sai SpA	17,546	292,291
Intesa Sanpaolo SpA[a]	1,920,303	7,112,556
Italcementi SpA	27,342	355,661
Mediaset SpA	187,116	1,125,466
Mediobanca SpA	46,810	653,694
Parmalat SpA	436,418	1,084,637
Pirelli & C. SpA[a,b]	887,608	368,084
Telecom Italia SpA	2,556,260	3,979,303
Terna SpA	275,714	966,484
UniCredit SpA[a]	3,648,400	10,629,527
Unione di Banche Italiane ScpA	89,714	1,248,390
Unipol Gruppo Finanziario SpA[a]	109,678	136,525

		64,181,086
JAPAN – 22.88%
Acom Co. Ltd.[b]	10,036	211,906
Advantest Corp.	31,000	672,462
AEON Co. Ltd.	130,200	1,258,301
AEON Credit Service Co. Ltd.	24,300	275,176
Aioi Insurance Co. Ltd.	124,000	586,165
Aisin Seiki Co. Ltd.	43,400	1,110,132
Ajinomoto Co. Inc.	124,000	1,182,751
Alfresa Holdings Corp.	6,200	312,621

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
All Nippon Airways Co. Ltd.	62,000	$171,942
Amada Co. Ltd.	62,000	392,079
Aozora Bank Ltd.[a]	186,000	255,959
Asahi Glass Co. Ltd.	248,000	2,141,457
Astellas Pharma Inc.	80,600	3,056,526
Bank of Kyoto Ltd. (The)	91,000	820,190
Bank of Yokohama Ltd. (The)	310,000	1,670,571
Bridgestone Corp.	80,100	1,383,312
Brother Industries Ltd.	55,800	499,999
Canon Inc.	260,400	9,656,095
Canon Marketing Japan Inc.	24,800	392,861
Casio Computer Co. Ltd.	49,600	404,845
Chiba Bank Ltd. (The)	124,000	799,790
Chubu Electric Power Co. Inc.	117,800	2,821,409
Chuo Mitsui Trust Holdings Inc.	248,000	859,709
Citizen Watch Co. Ltd.	86,800	468,672
Coca-Cola West Co. Ltd.	12,400	241,370
Cosmo Oil Co. Ltd.	124,000	368,633
Credit Saison Co. Ltd.	43,400	563,500
Dai Nippon Printing Co. Ltd.	186,000	2,708,083
Daicel Chemical Industries Ltd.	62,000	392,731
Daiichi Sankyo Co. Ltd.	155,000	2,800,567
Dainippon Pharmaceutical Co. Ltd.	18,600	171,942
Daito Trust Construction Co. Ltd.	12,400	607,007
Daiwa House Industry Co. Ltd.	124,000	1,275,235
Daiwa Securities Group Inc.	124,000	729,450
Denki Kagaku Kogyo Kabushiki Kaisha	62,000	200,599
Dentsu Inc.	31,000	650,643
DIC Corp.	124,000	173,244
Eisai Co. Ltd.	68,200	2,414,349
Electric Power Development Co. Ltd.	31,020	915,659
Fuji Electric Holdings Co. Ltd.	124,000	216,230
Fuji Heavy Industries Ltd.	62,000	248,795
Fuji Media Holdings Inc.	186	295,623
FUJIFILM Holdings Corp.	117,800	3,823,751
Fujitsu Ltd.	124,000	810,211
Fukuoka Financial Group Inc.	248,000	1,081,149
Gunma Bank Ltd.	124,000	716,424
Hakuhodo DY Holdings Inc.	3,100	169,337
Hino Motors Ltd.	62,000	205,809

Security	Shares	Value
Hitachi Chemical Co. Ltd.	24,800	$504,102
Hitachi Ltd.	806,000	2,692,452
Hokkaido Electric Power Co. Inc.	49,600	958,185
Hokuhoku Financial Group Inc.	62,000	140,680
Honda Motor Co. Ltd.	210,800	6,753,926
Idemitsu Kosan Co. Ltd.	6,200	515,174
Isetan Mitsukoshi Holdings Ltd.	37,200	391,949
Isuzu Motors Ltd.	310,000	550,344
ITOCHU Corp.	248,000	1,844,467
Itochu Techno-Solutions Corp.	12,400	371,238
J. Front Retailing Co. Ltd.	62,000	342,581
Japan Petroleum Exploration Co. Ltd.	6,200	304,155
Japan Prime Realty Investment Corp.	124	265,338
Japan Real Estate Investment Corp.	124	1,031,651
Japan Retail Fund Investment Corp.	62	309,365
JFE Holdings Inc.	124,000	4,962,866
JS Group Corp.	55,800	860,491
JTEKT Corp.	31,000	348,768
Kaneka Corp.	124,000	857,104
Kansai Electric Power Co. Inc. (The)	74,400	1,652,986
Kansai Paint Co. Ltd.	62,000	475,445
Kawasaki Kisen Kaisha Ltd.	157,000	588,781
KDDI Corp.	434	2,288,650
Keio Corp.	120,000	716,004
Keisei Electric Railway Co. Ltd.	62,000	384,915
Kinden Corp.	22,000	183,959
Kintetsu Corp.	62,000	287,221
Kirin Holdings Co. Ltd.	186,000	2,766,700
Konami Corp.	18,600	393,708
Konica Minolta Holdings Inc.	62,000	674,090
Kubota Corp.	310,000	2,774,515
Kuraray Co. Ltd.	31,000	349,420
Kyocera Corp.	24,800	1,985,146
Kyushu Electric Power Co. Inc.	93,000	1,992,962
Leopalace21 Corp.	31,000	264,100
Mabuchi Motor Co. Ltd.	6,200	309,365
Makita Corp.	31,000	765,271

86	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
Marubeni Corp.	372,000	$1,707,695
Marui Group Co. Ltd.	86,800	619,121
Mediceo Paltac Holdings Co. Ltd.	24,800	308,193
Minebea Co. Ltd.	62,000	250,748
Mitsubishi Corp.	328,600	6,524,019
Mitsubishi Gas Chemical Co. Inc.	62,000	379,705
Mitsubishi Rayon Co. Ltd.	124,000	337,371
Mitsubishi Tanabe Pharma Corp.	62,000	734,009
Mitsubishi UFJ Financial Group Inc.	1,531,400	9,105,230
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,400	377,751
Mitsui & Co. Ltd.	434,000	5,411,608
Mitsui Chemicals Inc.	124,000	451,999
Mitsui Mining & Smelting Co. Ltd.[a]	124,000	339,976
Mitsui O.S.K. Lines Ltd.	310,000	1,878,985
Mitsumi Electric Co. Ltd.	6,200	152,077
Mizhuo Securities Co. Ltd.	82,000	298,041
Mizuho Financial Group Inc.	3,075,200	6,945,407
Murata Manufacturing Co. Ltd.	55,800	2,719,807
Namco Bandai Holdings Inc.	55,800	623,680
Nippon Building Fund Inc.	124	1,107,201
Nippon Express Co. Ltd.	248,000	1,133,253
Nippon Mining Holdings Inc.	155,000	732,707
Nippon Oil Corp.	310,000	1,634,750
Nippon Paper Group Inc.	18,600	476,748
Nippon Steel Corp.	806,000	3,208,929
Nippon Telegraph and Telephone Corp.	130,200	5,347,781
Nippon Yusen Kabushiki Kaisha	248,000	1,055,097
Nishi-Nippon City Bank Ltd. (The)	58,000	146,226
Nissan Motor Co. Ltd.	328,600	2,378,333
Nisshin Seifun Group Inc.	31,200	377,238
Nitto Denko Corp.	37,200	1,191,869
NOK Corp.	24,800	302,461
Nomura Holdings Inc.	632,400	5,507,218
Nomura Real Estate Office Fund Inc.	62	405,105
NSK Ltd.	124,000	668,228
NTN Corp.	62,000	249,446
NTT DoCoMo Inc.	3,968	5,718,889
Olympus Corp.	12,400	354,304

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	18,600	$822,585
ORIX Corp.	14,260	897,289
Osaka Gas Co. Ltd.	248,000	820,631
Promise Co. Ltd.[b]	21,700	227,269
Ricoh Co. Ltd.	186,000	2,426,724
Rohm Co. Ltd.	24,800	1,834,046
Sankyo Co. Ltd.	6,200	367,330
Sapporo Hokuyo Holdings Inc.[a]	124,000	415,526
SBI Holdings Inc.	4,154	834,771
Sega Sammy Holdings Inc.	43,400	568,971
Seiko Epson Corp.	31,000	474,143
Sekisui Chemical Co. Ltd.	124,000	728,147
Sekisui House Ltd.	124,000	1,161,910
77 Bank Ltd. (The)	124,000	729,450
Sharp Corp.	62,000	685,813
Shimizu Corp.	124,000	506,707
Shinsei Bank Ltd.[a]	310,000	455,906
Showa Denko K.K.	248,000	458,511
Showa Shell Sekiyu K.K.	51,200	569,576
Sojitz Corp.	316,200	657,677
Sompo Japan Insurance Inc.	248,000	1,636,052
Sumitomo Corp.	279,000	2,746,184
Sumitomo Electric Industries Ltd.	93,000	1,151,815
Sumitomo Heavy Industries Ltd.	124,000	595,283
Sumitomo Mitsui Financial Group Inc.	223,200	9,495,877
Sumitomo Rubber Industries Inc.	55,800	481,828
Sumitomo Trust and Banking Co. Ltd. (The)	372,000	2,024,224
Suzuken Co. Ltd.	12,400	371,889
T&D Holdings Inc.	24,800	724,240
Taiheiyo Cement Corp.	186,000	279,405
Taisei Corp.	310,000	700,142
Taisho Pharmaceutical Co. Ltd.	62,000	1,189,264
Takeda Pharmaceutical Co. Ltd.	192,200	7,732,822
TDK Corp.	31,000	1,621,724
Teijin Ltd.	186,000	586,165
Tokyo Electric Power Co. Inc. (The)	297,600	7,581,070
Tokyo Steel Manufacturing Co. Ltd.	31,000	341,930
Tokyo Tatemono Co. Ltd.	62,000	302,201

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
Tokyu Land Corp.	124,000	$497,589
TonenGeneral Sekiyu K.K.	62,000	588,770
Toppan Printing Co. Ltd.	124,000	1,258,301
TOTO Ltd.	62,000	422,690
Toyo Seikan Kaisha Ltd.	37,200	793,277
Toyota Industries Corp.	55,800	1,500,583
Toyota Motor Corp.	688,200	28,845,191
Toyota Tsusho Corp.	37,200	568,190
UNY Co. Ltd.	18,600	150,840
USS Co. Ltd.	3,720	231,340
West Japan Railway Co.	271	859,730
Yamaguchi Financial Group Inc.	62,000	843,427
Yamaha Corp.	43,400	573,074
Yamaha Motor Co. Ltd.	43,400	537,058
Yamato Holdings Co. Ltd.	62,000	916,372
Yokogawa Electric Corp.	49,600	386,609

		261,382,688
NETHERLANDS – 2.20%
Aegon NV	365,056	2,669,565
Akzo Nobel NV	61,628	3,363,427
ASML Holding NV	31,186	812,210
Corio NV	11,040	608,548
Heineken Holding NV	9,424	322,665
ING Groep NV CVA	502,324	6,408,104
Koninklijke Boskalis Westminster NV	7,006	174,270
Koninklijke DSM NV	32,674	1,161,795
Koninklijke Philips Electronics NV	253,835	5,757,993
Reed Elsevier NV	55,242	575,960
SBM Offshore NV	35,643	678,151
TNT NV	83,328	1,968,774
Wolters Kluwer NV	32,240	630,774

		25,132,236
NEW ZEALAND – 0.13%
Fletcher Building Ltd.	116,932	552,732
Telecom Corp. of New Zealand Ltd.	483,228	884,410

		1,437,142
NORWAY – 0.82%
DnB NOR ASA[a]	196,664	1,704,066
Norsk Hydro ASA[a]	81,840	478,604
Orkla ASA	206,708	1,629,917

Security	Shares	Value
Seadrill Ltd.	23,126	$369,661
StatoilHydro ASA	194,122	4,130,993
Telenor ASA[a]	50,902	467,519
Yara International ASA	18,476	570,256

		9,351,016
PORTUGAL – 0.32%
Banco Comercial Portugues SA Registered	737,190	784,909
Banco Espirito Santo SA Registered	150,408	934,209
BRISA – Auto-estradas de Portugal SA	38,734	319,057
CIMPOR – Cimentos de Portugal SGPS SA	86,862	657,614
Galp Energia SGPS SA Class B	12,400	161,385
Portugal Telecom SGPS SA Registered	74,710	752,880

		3,610,054
SINGAPORE – 1.45%
Ascendas Real Estate Investment Trust[b]	399,546	471,016
CapitaLand Ltd.	682,000	1,806,623
CapitaMall Trust Management Ltd.	558,800	612,256
COSCO Corp. (Singapore) Ltd.	124,000	112,645
DBS Group Holdings Ltd.	468,000	4,504,587
Fraser and Neave Ltd.	186,000	535,280
Golden Agri-Resources Ltd.	1,163,687	342,961
Jardine Cycle & Carriage Ltd.	62,000	1,014,667
Neptune Orient Lines Ltd.[b]	327,750	377,286
SembCorp Industries Ltd.	186,000	414,036
Singapore Airlines Ltd.	124,800	1,168,337
Singapore Telecommunications Ltd.	558,000	1,354,322
United Overseas Bank Ltd.	310,000	3,800,700

		16,514,716
SPAIN – 5.53%
Acerinox SA	22,568	445,381
Banco Bilbao Vizcaya Argentaria SA	914,624	14,938,078
Banco de Sabadell SAb	252,898	1,677,996
Banco de Valencia SA	10,912	105,818

88	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
Banco Popular Espanol SAb	142,480	$1,279,677
Banco Santander SA	2,013,921	29,009,203
Criteria CaixaCorp SA	100,936	482,969
Fomento de Construcciones y Contratas SA	7,812	311,774
Gas Natural SDG SA	60,388	1,124,126
Gestevision Telecinco SA	36,084	409,265
Grupo Ferrovial SA	17,484	597,389
Iberdrola SA	915,616	7,814,650
Iberia Lineas Aereas de Espana SAa	123,876	275,029
Repsol YPF SA	188,170	4,345,814
Sacyr Vallehermoso SA	24,366	388,285

		63,205,454
SWEDEN – 2.16%
Assa Abloy AB Class B	30,070	491,171
Holmen AB Class B	21,886	596,320
Nordea Bank AB	810,278	7,785,467
Skandinaviska Enskilda Banken AB Class Aa	220,348	1,218,896
Skanska AB Class B	104,346	1,450,185
SSAB AB Class A	53,630	695,652
SSAB AB Class B	29,884	353,794
Svenska Cellulosa AB Class B	151,034	1,922,831
Svenska Handelsbanken AB Class A	113,150	2,741,270
Swedbank AB Class Aa	88,660	678,461
Tele2 AB Class B	50,530	673,474
Telefonaktiebolaget LM Ericsson AB Class B	266,414	2,589,064
TeliaSonera AB	546,778	3,474,918

		24,671,503
SWITZERLAND – 1.26%
Baloise Holding Registered	11,966	947,274
BKW FMB Energie AG	930	71,462
Lindt & Spruengli AG Participation Certificates	124	244,256
Pargesa Holding SA Bearer	5,642	411,257
Swiss Life Holding AG Registered[a]	9,114	906,954
Swiss Reinsurance Co. Registered	88,040	3,353,905
Swisscom AG Registered	4,030	1,313,377

Security	Shares	Value
Zurich Financial Services AG Registered	36,704	$7,161,756

		14,410,241
UNITED KINGDOM – 20.48%
Anglo American PLC	222,270	7,111,863
Antofagasta PLC	47,430	595,243
Associated British Foods PLC	36,828	486,000
AstraZeneca PLC	235,166	10,928,055
Aviva PLC	667,926	3,883,929
Balfour Beatty PLC	93,806	475,491
Banco Santander SA	36,062	512,062
Barclays PLC[d]	2,745,174	13,757,935
Berkeley Group Holdings PLC (The) Units[a]	11,222	153,672
BP PLC	4,657,936	38,394,576
British Land Co. PLC[b]	233,395	1,683,163
BT Group PLC	1,950,109	4,094,580
Carnival PLC	44,206	1,278,124
FirstGroup PLC	99,572	547,225
Friends Provident Group PLC	584,908	680,237
Hammerson PLC	156,674	895,461
Home Retail Group PLC	229,710	1,195,790
HSBC Holdings PLC	4,278,310	42,964,613
International Power PLC	144,150	609,994
Investec PLC	97,588	653,616
Kazakhmys PLC	54,560	774,724
Kingfisher PLC	303,800	1,071,526
Ladbrokes PLC	182,218	530,168
Land Securities Group PLC	201,635	1,785,058
Legal & General Group PLC	1,589,815	1,698,693
Liberty International PLC	34,658	250,516
Lloyds Banking Group PLC	4,161,192	5,863,837
Man Group PLC	428,606	1,966,487
Marks & Spencer Group PLC	200,322	1,148,249
Old Mutual PLC	1,298,342	2,062,484
Pearson PLC	209,870	2,412,915
Prudential PLC	628,680	4,671,918
Rexam PLC	153,574	600,862
Royal Bank of Scotland Group PLC[a]	2,149,416	1,598,011
Royal Dutch Shell PLC Class A	880,896	22,957,385
Royal Dutch Shell PLC Class B	669,290	17,242,911
RSA Insurance Group PLC	782,936	1,643,256

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value
Schroders PLC	26,660	$432,038
SEGRO PLC	171,318	783,894
Severn Trent PLC	28,396	455,934
Standard Life PLC	323,392	1,060,476
Tomkins PLC	240,498	705,716
United Utilities Group PLC	168,397	1,258,390
Vodafone Group PLC	13,052,550	26,551,262
Wolseley PLC[a]	68,200	1,513,945
WPP PLC	261,640	2,002,886

		233,945,170

TOTAL COMMON STOCKS
(Cost: $1,297,359,526)		1,131,572,619

PREFERRED STOCKS – 0.60%

GERMANY – 0.40%
Bayerische Motoren Werke AG	13,578	396,555
Porsche Automobil Holding SE	23,126	1,499,672
RWE AG NVS	9,052	638,850
Volkswagen AG	26,102	2,034,966

		4,570,043
ITALY – 0.20%
Intesa Sanpaolo SpA RNC	208,155	584,321
Telecom Italia SpA RNC	1,530,222	1,714,968

		2,299,289

TOTAL PREFERRED STOCKS
(Cost: $8,096,533)		6,869,332

RIGHTS – 0.01%

BELGIUM – 0.00%
Fortis[a,b,c]	355,470	50

		50
UNITED KINGDOM – 0.01%
Rexam PLC[a]	55,845	79,621

		79,621

TOTAL RIGHTS
(Cost: $0)		79,671

Security	Shares	Value
WARRANTS – 0.00%

ITALY – 0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)[a]	142,013	$10,329

		10,329
SINGAPORE – 0.00%
Golden Agri-Resources Ltd. (Expires 7/23/12)[a]	68,562	5,943

		5,943

TOTAL WARRANTS
(Cost: $0)		16,272

SHORT-TERM INVESTMENTS – 0.67%

MONEY MARKET FUNDS – 0.67%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[d,e,f]	6,523,502	6,523,502
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[d,e,f]	903,312	903,312
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[d,e]	235,419	235,419

		7,662,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,662,233)		7,662,233

90	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 100.33% (Cost: $1,313,118,292)	$1,146,200,127

Other Assets, Less Liabilities – (0.33)%	(3,799,263)

NET ASSETS – 100.00%	$1,142,400,864

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.50%

AUSTRALIA – 6.99%
ABB Grain Ltd.	93,338	$691,385
Adelaide Brighton Ltd.	278,893	577,326
Andean Resources Ltd.[a]	186,440	300,694
Ansell Ltd.	103,132	792,226
APN News & Media Ltd.	325,031	503,950
Aquarius Platinum Ltd.	124,254	513,394
Atlas Iron Ltd.[a]	80,663	133,113
Austar United Communications Ltd.[a,b]	440,199	376,938
Australian Pipeline Trust	360,962	846,242
Australian Worldwide Exploration Ltd.[a,b]	293,171	650,753
AWB Ltd.	258,389	283,551
Beach Petroleum Ltd.	641,920	453,611
Bradken Ltd.	58,410	256,392
Carnarvon Petroleum Ltd.[a]	131,452	73,766
Centennial Coal Co. Ltd.	197,709	491,452
Challenger Financial Services Group Ltd.	206,323	461,407
Crane Group Ltd.	64,841	592,422
David Jones Ltd.	230,041	982,997
Diversified Utility & Energy Trusts Group	518,633	709,267
Dominion Mining Ltd.	65,254	223,506
Downer EDI Ltd.	197,001	1,062,911
Energy World Corp. Ltd.[a]	319,957	170,238
Felix Resources Ltd.	30,267	450,408
Flight Centre Ltd.[b]	33,158	267,389
Gindalbie Metals Ltd.[a]	222,902	162,146
Goodman Group	1,205,193	510,988
Gunns Ltd.	368,696	294,255
Healthscope Ltd.	161,011	582,276
Iluka Resources Ltd.[a]	105,315	275,794
Independence Group NL	85,196	375,387
Infigen Energy	568,052	609,203
ING Office Fund	958,809	386,596
IOOF Holdings Ltd.	109,858	433,820
JB Hi-Fi Ltd.	61,360	862,097
Kagara Ltd.[a]	258,951	232,501
Karoon Gas Australia Ltd.[a]	52,923	496,732

Security	Shares	Value
Kingsgate Consolidated Ltd.[a]	75,815	$438,050
Linc Energy Ltd.[a]	123,959	159,733
Lynas Corp. Ltd.[a]	354,531	131,159
Macarthur Coal Ltd.	68,558	446,846
Macmahon Holdings Ltd.	515,188	192,736
Minara Resources Ltd.[a]	109,091	100,669
Mincor Resources NL	153,639	281,001
Mount Gibson Iron Ltd.[a]	263,789	262,065
Murchison Metals Ltd.[a]	136,408	216,599
Nexus Energy Ltd.[a]	410,144	119,341
Pacific Brands Ltd.	606,882	600,392
PanAust Ltd.[a]	965,358	329,046
Panoramic Resources Ltd.	112,867	258,976
Publishing and Broadcasting Ltd.	274,114	624,404
Riversdale Mining Ltd.[a]	70,564	387,178
Roc Oil Co. Ltd.[a]	460,318	283,187
Seven Network Ltd.	73,396	389,293
Sigma Pharmaceuticals Ltd.	616,373	663,586
Silex Systems Ltd.[a]	49,442	284,848
Sino Gold Mining Ltd.[a,b]	118,003	518,958
Straits Resources Ltd.[a]	114,519	220,877
Sundance Resources Ltd.[a]	999,460	149,562
Timbercorp Ltd.[c]	652,266	54
TOWER Australia Group Ltd.	236,590	487,789
Transfield Services Ltd.	132,986	309,562
Transpacific Industries Group Ltd.[b]	74,142	74,582
United Group Ltd.	62,599	625,021
West Australian Newspapers Holdings Ltd.	95,108	476,780
Western Areas NLa	61,360	310,151

		26,429,578
AUSTRIA – 1.84%
Andritz AG	15,222	663,615
Atrium European Real Estate Ltd.[a]	97,114	505,298
bwin Interactive Entertainment AGa	11,251	457,797
conwert Immobilien Invest SEa	65,077	580,334
Immoeast AGa	163,961	450,964
IMMOFINANZ AGa,b	181,012	377,246
Intercell AGa	20,532	748,981
Oesterreichische Post AG	22,302	680,750
RHI AGa	28,025	590,027

92	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
Schoeller-Bleckmann Oilfield Equipment AG	4,484	$158,930
Sparkassen Immobilien AGa,b	146,924	885,281
Wienerberger AGa	35,636	590,613
Zumtobel AGa	23,367	250,121

		6,939,957
BELGIUM – 1.77%
Ackermans & van Haaren NV	12,874	898,004
Agfa-Gevaert NVa	81,420	250,490
Barco NVa	9,395	415,177
Cofinimmo SA	12,160	1,503,314
Compagnie Maritime Belge SA	6,549	211,509
EVS Broadcast Equipment SA	4,817	277,953
NV Bekaert SA	5,015	621,700
Nyrstar NVa	27,613	239,979
Omega Pharma SA	11,684	366,086
Option NVa,b	39,722	107,563
RHJ International SAa	76,537	493,722
SIPEF NV	5,216	237,379
Telenet Group Holding NVa	16,107	367,883
Tessenderlo Chemie NV	20,179	704,634

		6,695,393
DENMARK – 1.60%
ALK-Abello A/S	5,310	405,440
Bang & Olufsen A/S Class B	26,373	219,949
D/S Norden A/S	9,440	334,777
Danisco A/S	16,461	800,820
East Asiatic Co. Ltd. A/S	13,334	487,472
FLSmidth & Co. A/Sa	15,399	665,589
Formuepleje Epikur A/Sa	5,310	236,591
Genmab A/Sa	14,101	561,156
GN Store Nord A/Sa	119,593	573,844
Neurosearch A/Sa	8,555	188,144
NKT Holding A/Sa	11,269	427,535
Simcorp A/S	2,950	503,851
Sydbank A/Sa	25,193	633,201

		6,038,369
FINLAND – 1.41%
Alma Media Corp.[b]	76,818	595,731
Amer Sports OYJ Class A	55,224	528,483
Citycon OYJ	146,379	381,853
Huhtamaki OYJ	56,994	639,962

Security	Shares	Value
Konecranes OYJ	27,435	$744,080
Outotec OYJ	18,703	440,964
Tieto OYJ	39,412	671,634
Uponor OYJ	42,657	579,974
YIT OYJ[b]	56,227	734,183

		5,316,864
FRANCE – 4.27%
Altran Technologies SAa	66,316	194,526
Arkema	22,479	641,216
Beneteau SA	32,391	443,426
BOURBON SAb	19,470	813,478
Club Mediterranee SAa	21,997	318,879
Derichebourg	67,614	197,471
Etablissements Maurel et Prom	40,533	698,782
Eurofins Scientific SAb	5,900	332,874
GAGFAH SA	37,583	313,839
Groupe Eurotunnel SA	72,216	426,123
Groupe Steria SCA	28,261	678,535
Haulotte Group[b]	24,426	191,157
Havas SA	190,157	547,817
IMS International Metal Service[a]	17,700	283,313
Ingenico SA	23,246	484,139
Nexans SA	10,856	726,613
Nexity	12,449	426,767
NicOx SAa	24,084	298,428
Orpea SAa	15,989	755,765
Remy Cointreau Group	19,411	764,229
Rhodia SAa,b	45,902	497,778
Saft Groupe SA	15,812	613,566
SEB SA	18,585	882,424
Sechilienne-Sidec	13,806	529,071
Societe Immobiliere de Location pour l’Industrie et le Commerce	8,555	852,658
Soitec SAa	51,271	446,822
SR Teleperformance SA	34,574	1,088,184
Theolia SAa	11,564	60,497
Ubisoft Entertainment SAa	24,426	415,040
Valeo SAa	21,653	570,993
Zodiac Aerospace[b]	16,933	650,343

		16,144,753

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
GERMANY – 5.35%
AIXTRON AG	40,710	$663,741
Aurubis AG	16,874	584,681
Bilfinger Berger AG	15,399	803,415
Conergy AGa	162,545	156,705
Demag Cranes AG	13,924	343,489
DEUTZ AGa	57,702	274,872
Douglas Holding AG	23,954	948,185
ElringKlinger AG	19,588	373,796
Freenet AGa	41,890	513,719
Gerresheimer AG	14,101	314,069
Gildemeister AG	30,267	323,549
Heidelberger Druckmaschinen AGa,b	44,958	330,169
Infineon Technologies AGa,b	253,759	1,039,726
IVG Immobilien AGa	35,400	244,417
Kloeckner & Co. SEa	23,305	596,714
Kontron AG	42,067	481,299
KUKA AGa,b	21,594	321,150
LANXESS AG	36,167	1,047,051
LEONI AG	18,172	352,700
MLP AGb	33,925	459,328
MorphoSys AGa	20,652	477,839
MTU Aero Engines Holding AG	22,243	804,143
Nordex AGa	12,176	195,584
Pfleiderer AG Registered[a]	30,267	252,317
Praktiker Bau-und Heimwerkermaerkte Holding AG	31,565	314,602
Premiere AGa	146,084	608,905
Q-Cells SEa,b	22,243	398,287
Rheinmetall AG	14,514	702,918
RHON KLINIKUM AGb	38,114	872,683
SGL Carbon SEa,b	23,836	780,292
Software AG	10,207	759,726
Solon SEa,b	7,552	108,782
Stada Arzneimittel AG	23,659	571,565
Symrise AG	46,374	742,281
Tognum AG	33,925	470,390
Vossloh AG	5,605	646,685
Wincor Nixdorf AG	17,464	932,446
Wirecard AG	39,722	425,185

		20,237,405

Security	Shares	Value
HONG KONG – 2.19%
AAC Acoustic Technologies Holdings Inc.	354,000	$341,665
APAC Resources Ltd.[a]	1,180,000	132,464
Big Media Group Ltd.[a]	5,900,000	103,535
C C Land Holdings Ltd.	354,000	265,841
Cafe de Coral Holdings Ltd.	590,000	1,245,463
Champion REIT[b]	1,239,000	495,597
China WindPower Group Ltd.[a]	1,770,000	214,682
Daphne International Holdings Ltd.	472,000	317,304
First Pacific Co. Ltd.[b]	1,534,000	985,712
Galaxy Entertainment Group Ltd.[a]	354,000	107,798
Giordano International Ltd.[b]	2,714,000	847,463
Johnson Electric Holdings Ltd.[a,b]	1,534,000	453,269
Melco International Development Ltd.[a,b]	413,000	268,049
Midland Holdings Ltd.	354,000	283,655
Pacific Basin Shipping Ltd.	944,000	711,345
Polytec Asset Holdings Ltd.	1,475,000	228,386
Shun Tak Holdings Ltd.	472,000	386,733
Techtronic Industries Co. Ltd.[b]	590,000	489,507
VTech Holdings Ltd.	59,000	420,610

		8,299,078
IRELAND – 1.57%
Allied Irish Banks PLC	303,201	756,559
Bank of Ireland[a]	339,014	961,274
C&C Group PLC	135,169	392,854
DCC PLC	44,368	943,541
FBD Holdings PLC	26,373	261,732
Grafton Group PLC[a]	92,512	443,317
Greencore Group PLC	188,387	285,782
Independent News & Media PLC	300,900	100,678
Irish Life & Permanent PLC	101,684	496,207
Paddy Power PLC	22,184	549,015
Smurfit Kappa Group PLC	42,362	246,241
United Drug PLC	192,980	517,099

		5,954,299
ITALY – 3.15%
Alitalia SpA[a,c]	44,030	6
Arnoldo Mondadori Editore SpA[a]	215,763	907,752
Azimut Holding SpA	89,031	946,678

94	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
Banca Piccolo Credito Valtellinese Scrl	126,319	$1,244,667
Banca Popolare dell’Etruria e del Lazio Scrl	103,722	647,028
Benetton Group SpA	49,973	423,678
Beni Stabili SpA	567,816	434,309
Buzzi Unicem SpA	42,480	632,976
CIR SpA - Compagnie Industriali Riunite[a]	346,348	653,076
Danieli SpA RNC	31,506	335,007
Davide Campari-Milano SpA	134,697	1,142,935
ERG SpA	31,565	464,966
Gemina SpA[a]	344,452	269,568
Gruppo Editoriale L’Espresso SpA[a,b]	286,091	520,798
Hera SpA	310,635	761,897
Impregilo SpA	139,358	528,019
Recordati SpA	146,851	976,449
Societa Cattolica di Assicurazioni Scrl[a]	30,291	1,001,479

		11,891,288
JAPAN – 29.94%
Access Co. Ltd.[a]	118	343,482
AnGes MG Inc.[a]	177	325,571
Awa Bank Ltd. (The)	177,000	1,020,778
Bank of Iwate Ltd. (The)	17,700	1,028,216
Bank of Nagoya Ltd. (The)	118,000	513,178
Calsonic Kansei Corp.	118,000	288,818
Capcom Co. Ltd.	23,600	475,000
Chiyoda Corp.	59,000	498,303
COMSYS Holdings Corp.	64,900	747,207
Culture Convenience Club Co. Ltd.[b]	41,300	314,972
CyberAgent Inc.	295	277,352
DA Office Investment Corp.	118	364,307
Daifuku Co. Ltd.	59,000	404,097
Daihen Corp.	118,000	391,701
Daikyo Inc.[a]	177,000	277,042
Dainippon Screen Manufacturing Co. Ltd.[a]	177,000	639,614
Daio Paper Corp.	59,000	529,293
Daishi Bank Ltd. (The)	295,000	1,165,187
Daiwabo Holdings Co. Ltd.	59,000	230,558
DISCO Corp.[b]	17,700	922,233

Security	Shares	Value
Don Quijote Co. Ltd.	23,600	$488,635
Duskin Co. Ltd.	29,500	510,079
eAccess Ltd.	826	637,754
Ebara Corp.[a]	177,000	568,958
EDION Corp.	47,200	273,695
Exedy Corp.	23,600	554,084
Fuji Machine Manufacturing Co. Ltd.	41,300	509,769
Fuji Soft Inc.	23,600	472,025
Fujikura Ltd.	177,000	931,530
Funai Electric Co. Ltd.	11,800	489,627
Global One Real Estate Investment Corp.	118	904,879
Glory Ltd.	35,400	725,143
GMO Internet Inc.	35,400	148,375
H2O Retailing Corp.	118,000	682,998
Hamamatsu Photonics K.K.	41,300	808,256
Hanwa Co. Ltd.	177,000	715,846
Haseko Corp.[a]	560,500	529,912
Heiwa Real Estate Co. Ltd.	206,500	718,016
Higo Bank Ltd. (The)	177,000	1,076,559
HIS Co. Ltd.	23,600	480,950
Hitachi Zosen Corp.[a]	442,500	567,099
Hogy Medical Co. Ltd.	5,900	301,833
Hokkoku Bank Ltd. (The)	236,000	870,172
Hosiden Corp.	41,300	533,197
Hyakugo Bank Ltd. (The)	177,000	868,312
Hyakujushi Bank Ltd. (The)	236,000	1,110,647
Iino Kaiun Kaisha Ltd.	76,700	406,080
Inui Steamship Co. Ltd.	23,600	174,778
Iseki & Co. Ltd.[a]	118,000	542,928
IT Holdings Corp.	41,300	828,647
Izumi Co. Ltd.	47,200	642,588
Japan Airport Terminal Co. Ltd.	41,300	479,834
Japan Digital Laboratory Co. Ltd.	64,900	801,066
Japan Excellent Inc.	118	570,198
Japan Logistics Fund Inc.	118	793,319
Japan Securities Finance Co. Ltd.	82,600	682,874
Juki Corp.[b]	177,000	215,683
Juroku Bank Ltd. (The)	177,000	632,176
JVC KENWOOD Holdings Inc.[a]	542,800	342,119
K.K. DaVinci Advisors[a,b]	767	87,984
kabu.com Securities Co. Ltd.	236	271,464

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
Kagoshima Bank Ltd. (The)	118,000	$924,712
Kakaku.com Inc.	118	472,273
Kanematsu Corp.[a]	472,000	451,200
Kayaba Industry Co. Ltd.	118,000	270,224
Keihin Corp.	29,500	443,453
Keiyo Bank Ltd. (The)	177,000	981,732
Kenedix Inc.[a,b]	413	158,788
Kenedix Realty Investment Corp.	177	589,411
Kitz Corp.	118,000	471,033
Kiyo Holdings Inc.	531,000	647,051
Kobayashi Pharmaceutical Co. Ltd.	17,700	678,660
Koito Manufacturing Co. Ltd.	59,000	861,495
Komeri Co. Ltd.	23,600	647,051
K’s Holdings Corp.	23,600	696,633
Maruha Nichiro Holdings Inc.	295,000	440,044
Marusan Securities Co. Ltd.	94,400	648,538
Matsuya Co. Ltd.[b]	17,700	186,120
Meidensha Corp.[b]	118,000	702,831
Meitec Corp.[b]	47,200	855,793
MID REIT Inc.	177	401,618
Miraca Holdings Inc.	29,500	732,890
Misumi Group Inc.	59,000	961,280
Mitsubishi Steel Manufacturing Co. Ltd.	177,000	390,462
Mizuno Corp.	177,000	793,939
Monex Group Inc.	708	319,807
Mori Seiki Co. Ltd.	47,200	532,020
MORI TRUST Sogo REIT Inc.	118	861,495
Musashino Bank Ltd. (The)	23,600	825,547
Nabtesco Corp.	59,000	666,264
Nagase & Co. Ltd.	118,000	1,327,570
Nanto Bank Ltd. (The)	118,000	692,914
Net One Systems Co. Ltd.	354	621,392
Nichicon Corp.	29,500	444,692
Nichi-Iko Pharmaceutical Co. Ltd.	17,700	585,692
Nifco Inc.	47,200	857,776
Nihon Dempa Kogyo Co. Ltd.	17,700	429,508
Nihon Kohden Corp.	29,500	409,365
Nihon Parkerizing Co. Ltd.	59,000	670,602
Nihon Unisys Ltd.	59,000	513,798
Nippon Coke & Engineering Co. Ltd.	88,500	105,982

Security	Shares	Value
Nippon Commercial Investment Corp.	118	$209,114
Nippon Denko Co. Ltd.[b]	59,000	386,123
Nippon Kayaku Co. Ltd.	177,000	1,459,583
Nippon Konpo Unyu Soko Co. Ltd.	118,000	1,406,902
Nippon Light Metal Co. Ltd.[a]	413,000	403,477
Nippon Paint Co. Ltd.	236,000	1,217,249
Nippon Residential Investment Corp.	177	418,166
Nippon Seiki Co. Ltd.	59,000	722,044
Nippon Sharyo Ltd.	118,000	736,299
Nippon Shinyaku Co. Ltd.	59,000	770,387
Nippon Suisan Kaisha Ltd.	177,000	483,429
Nippon Yakin Kogyo Co. Ltd.	59,000	302,453
Nishimatsuya Chain Co. Ltd.	47,200	479,958
Nishi-Nippon Railroad Co. Ltd.	295,000	1,100,110
Nissha Printing Co. Ltd.	11,800	640,853
Nisshin OilliO Group Ltd. (The)	118,000	624,739
Nitto Boseki Co. Ltd.	236,000	416,492
NSD Co. Ltd.	47,200	493,345
Ogaki Kyoritsu Bank Ltd. (The)	177,000	777,205
Okasan Securities Group Inc.	177,000	899,921
Oki Electric Industry Co. Ltd.[a]	413,000	438,185
Okinawa Electric Power Co. Inc. (The)	11,800	618,541
Okuma Corp.	118,000	529,293
Orient Corp.[a]	177,000	208,246
ORIX JREIT Inc.	177	866,453
Osaka Securities Exchange Co. Ltd.	118	526,813
OSG Corp.	64,900	592,448
Pacific Metals Co. Ltd.	59,000	467,934
Park 24 Co. Ltd.	59,000	490,866
Pioneer Corp.[a]	94,400	274,687
Point Inc.	7,670	410,914
Press Kogyo Co. Ltd.	118,000	205,767
Rengo Co. Ltd.	118,000	736,299
Resorttrust Inc.	82,600	924,960
Roland Corp.	41,300	485,474
Ryohin Keikaku Co. Ltd.	17,700	730,721
Sagami Railway Co. Ltd.	531,000	2,220,054
Saizeriya Co. Ltd.	29,500	464,835
San-in Godo Bank Ltd. (The)	118,000	1,105,688

96	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
Sanken Electric Co. Ltd.	118,000	$463,596
Sankyu Inc.	177,000	667,504
Sanwa Holdings Corp.	295,000	1,062,923
Sanyo Shokai Ltd.	59,000	194,611
Sanyo Special Steel Co. Ltd.	118,000	477,231
Sawai Pharmaceutical Co. Ltd.	11,800	621,020
Seino Holdings Co. Ltd.	177,000	1,377,772
Shiga Bank Ltd. (The)	177,000	1,085,855
Shima Seiki Manufacturing Ltd.	17,700	443,453
Shimachu Co. Ltd.	41,300	872,031
Shinko Plantech Co. Ltd.	41,300	337,099
Sinfonia Technology Co. Ltd.	118,000	291,297
So-net Entertainment Corp.	59	120,547
So-net M3 Inc.	59	208,246
Star Micronics Co. Ltd.	35,400	358,109
Sumitomo Bakelite Co. Ltd.	236,000	1,321,372
Sumitomo Forestry Co. Ltd.	100,300	793,381
Sumitomo Osaka Cement Co. Ltd.	295,000	557,802
Sumitomo Warehouse Co. Ltd. (The)	177,000	745,596
Sysmex Corp.	17,700	674,941
Tadano Ltd.	118,000	562,761
Taiyo Yuden Co. Ltd.	59,000	802,616
Takara Holdings Inc.	118,000	782,163
Takefuji Corp.[b]	63,720	346,061
Toagosei Co. Ltd.	236,000	711,508
TOC Co. Ltd.	88,500	361,642
Toda Corp.	177,000	671,222
Toho Holdings Co. Ltd.	29,500	395,110
Toho Zinc Co. Ltd.	118,000	489,627
Tokai Carbon Co. Ltd.	118,000	628,457
Tokai Tokyo Financial Holdings Inc.	177,000	645,192
Tokyo Dome Corp.	177,000	557,802
Tokyo Seimitsu Co. Ltd.	35,400	487,891
Tokyo Tomin Bank Ltd. (The)	23,600	438,805
TOKYU REIT Inc.	118	652,009
Tomy Co. Ltd.	100,300	886,100
Topcon Corp.[b]	59,000	313,609
Toshiba Machine Co. Ltd.	118,000	430,128
TS Tech Co. Ltd.	23,600	457,398
ULVAC Inc.[b]	17,700	475,062
Wacom Co. Ltd.	236	497,312
Works Applications Co. Ltd.	295	211,345

Security	Shares	Value
Xebio Co. Ltd.	23,600	$509,460
Yamatake Corp.	35,400	773,486
Yodogawa Steel Works Ltd.	177,000	842,282
Yoshinoya Holdings Co. Ltd.	708	840,422
Zeon Corp.	118,000	489,627

		113,158,162

NETHERLANDS – 2.69%
Aalberts Industries NV	49,501	457,574
Arcadis NV	37,288	699,933
BinckBank NV	32,393	477,622
Crucell NVa	30,444	751,882
CSM NV	37,160	651,433
Gemalto NVa	30,680	1,139,610
Imtech NV	31,034	656,017
Kardan NVa	12,095	85,738
Koninklijke BAM Groep NV	53,041	461,721
Koninklijke Wessanen NV	92,748	403,554
Mediq NV	39,471	519,757
Nutreco Holding NV	13,688	584,999
Oce NV	53,926	264,453
Telegraaf Media Groep NV	23,601	386,467
TomTom NVa	30,562	334,069
USG People NVa,b	34,303	454,719
VastNed Retail NV	12,477	667,770
Wavin NVb	104,253	190,520
Wereldhave NV	12,036	967,872

		10,155,710

NEW ZEALAND – 0.78%
Fisher & Paykel Appliances Holdings Ltd.	756,970	433,566
Fisher & Paykel Healthcare Corp. Ltd.	394,002	843,021
Freightways Ltd.	381,376	780,855
Kiwi Income Property Trust	839,747	547,319
Mainfreight Ltd.	116,289	348,343

		2,953,104

NORWAY – 2.67%
ABG Sundal Collier Holding ASA	472,000	546,689
Acergy SAb	88,913	944,030
Aker Solutions ASA	56,912	486,293
Cermaq ASA[a]	43,900	310,215
DNO International ASA[a]	346,861	422,596

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
Fred Olsen Energy ASA	18,054	$653,896
Frontline Ltd.[b]	20,119	463,274
Golar LNG Ltd.	35,400	357,974
Marine Harvest ASA[a]	890,605	556,999
Norwegian Property ASA[a]	83,345	78,797
ODIM ASA	16,500	103,998
Petroleum Geo-Services ASA[a]	35,282	246,508
Schibsted ASA[a]	20,161	228,600
Songa Offshore SEa	35,400	127,088
SpareBanken 1 SMN	98,760	641,726
Stolt-Nielsen SA	27,239	356,201
Storebrand ASA[a]	122,130	659,663
Subsea 7 Inc.[a,b]	41,300	476,474
Tandberg ASA	43,129	910,726
TGS-NOPEC Geophysical Co. ASA[a]	55,578	627,294
Tomra Systems ASA	95,934	363,109
Veidekke ASA	91,550	535,389

		10,097,539

PORTUGAL – 0.73%
Mota-Engil SGPS SA	150,273	637,018
Portucel Empresa Produtore de Pasta e Papel SAb	356,310	868,368
Redes Energeticas Nacionais SA	103,451	420,643
Semapa – Sociedade de Investimento e Gestao SGPS SA	92,134	839,906

		2,765,935

SINGAPORE – 2.32%
Banyan Tree Holdings Ltd.[a]	767,000	359,020
Biosensors International Group Ltd.[a,b]	531,000	204,365
CapitaCommercial Trust	708,000	419,777
CDL Hospitality Trusts[b]	472,000	396,047
Ezra Holdings Ltd.[a,b]	295,000	315,038
Indofood Agri Resources Ltd.[a,b]	177,000	187,795
Keppel Land Ltd.[b]	354,000	652,987
Metro Holdings Ltd.	1,947,000	891,106
Raffles Education Corp. Ltd.	708,000	319,129
Singapore Petroleum Co. Ltd.	118,000	509,788
Singapore Post Ltd.	2,006,000	1,251,968
SMRT Corp. Ltd.[b]	472,000	556,430
Straits Asia Resources Ltd.	236,000	348,587
Suntec REIT[b]	1,416,000	1,070,310

Security	Shares	Value
Venture Corp. Ltd.	118,000	$781,457
Wing Tai Holdings Ltd.	413,000	495,468

		8,759,272

SPAIN – 2.45%
Abengoa SA	23,541	600,421
Banco Pastor SAb	82,017	661,631
Bolsas y Mercados Espanoles	31,171	1,004,058
Construcciones y Auxiliar de Ferrocarriles SA	1,593	709,161
Ebro Puleva SA	71,449	1,175,043
FAES FARMA SA	97,275	513,031
La Seda de Barcelona SA Class Ba,c	377,757	107,113
NH Hoteles SAa,b	103,012	408,927
Obrascon Huarte Lain SA	25,193	606,838
Papeles y Cartones de Europa SA	112,071	446,477
Tecnicas Reunidas SA	13,275	655,334
Tubacex SA	106,377	393,630
Tubos Reunidos SA	114,106	315,459
Viscofan SA	52,569	1,228,249
Zeltia SAa,b	101,952	439,409

		9,264,781

SWEDEN – 3.88%
Alliance Oil Co. Ltd. SDR[a,b]	25,500	322,893
Boliden AB	95,462	1,018,787
Castellum AB	86,848	634,793
D. Carnegie & Co. ABb,c	25,632	–
Elekta AB Class Bb	55,342	862,191
Eniro ABa,b	153,400	513,769
Fabege AB	94,046	400,179
Hakon Invest AB	35,400	374,151
Hexagon AB Class Bb	64,900	699,305
Hexpol ABa	23,600	133,463
Intrum Justitia AB	47,200	482,671
JM ABa	59,000	489,959
Kinnevik Investment AB	82,010	1,091,921
Kungsleden AB	73,986	394,034
Lindab International AB	35,400	295,190
Loomis AB Class B	40,238	383,861
Meda AB Class A	82,600	634,922
Modern Times Group MTG AB Class B	22,125	816,936
NCC AB Class B	35,400	359,573

98	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
Nibe Industrier AB Class B	56,994	$531,974
Niscayah Group AB	225,380	395,984
Nobia ABa	114,401	516,628
Oriflame Cosmetics SA SDR	16,358	803,833
PA Resources ABa,b	59,000	211,371
Peab AB	84,901	391,566
Ratos AB Class B	43,660	1,036,770
RNB RETAIL AND BRANDS ABa	202,000	124,772
SAS ABa	370,638	185,693
Trelleborg AB Class Ba	112,610	561,095

		14,668,284
SWITZERLAND – 3.68%
Athris Holding AG Bearer[a]	266	219,967
Bank Sarasin & Compagnie AG Class B Registered[a]	23,600	764,190
Barry Callebaut AG Registered[a]	1,003	578,735
Basilea Pharmaceutica AG Registered[a]	3,953	350,766
Bucher Industries AG Registered	3,481	377,452
Burckhardt Compression Holding AG	2,360	307,650
Charles Voegele Holding AG Bearer[a]	6,490	233,369
Clariant AG Registered[a]	97,704	726,255
Flughafen Zurich AG Registered	2,006	546,117
Forbo Holding AG Registered[a]	1,357	296,302
Galenica AG Registered	2,478	736,780
Georg Fischer AG Registered[a]	1,888	394,528
Jelmoli Holding AG Registered	1,366	503,246
Kaba Holding AG Class B Registered	2,832	548,112
Kuoni Reisen Holding AG Class B Registered	2,065	617,821
Panalpina Welttransport Holding AG Registered	6,372	485,486
Partners Group Holding AG	6,726	703,066
Petroplus Holdings AGa	24,072	379,337
PSP Swiss Property AG Registered[a]	18,880	995,531
Rieter Holding AG Registered[a]	2,242	416,215
Schulthess Group AG Registered	7,395	427,038
Sika AG Bearer	830	986,360
Sulzer AG Registered	8,732	571,992
Tecan AG Registered	10,974	469,040
Temenos Group AG Registered[a]	26,432	525,570

Security	Shares	Value
Valora Holding AG Registered	2,537	$512,704
Von Roll Holding AG Bearer	37,819	255,816

		13,929,445
UNITED KINGDOM – 20.22%
Aberdeen Asset Management PLC	263,317	543,493
Aegis Group PLC	408,103	558,173
Afren PLC[a]	241,074	220,815
Aggreko PLC	103,250	936,316
Amlin PLC	172,457	950,644
ARM Holdings PLC	480,319	1,005,325
Arriva PLC	82,128	590,576
Ashtead Group PLC	305,266	315,038
AVEVA Group PLC	41,064	550,070
Babcock International Group PLC	96,996	756,989
Barratt Developments PLC[a]	133,694	439,965
BBA Aviation PLC	254,880	571,503
Bellway PLC	57,702	703,110
Bodycote PLC	102,500	242,575
Bovis Homes Group PLC	81,538	624,521
Brit Insurance Holdings PLC	126,260	436,956
Britvic PLC	135,523	766,148
BSS Group PLC (The)	100,890	434,041
BTG PLC[a]	112,218	333,478
Carillion PLC	238,478	1,028,926
Catlin Group Ltd.	128,266	659,202
Central African Mining & Exploration Co. PLC[a]	945,298	227,239
Charter International PLC	62,363	578,976
Chemring Group PLC	20,060	674,109
Chloride Group PLC	206,795	487,683
Climate Exchange PLC[a]	16,874	260,303
Close Brothers Group PLC	74,222	850,883
COLT Telecom Group SAa	145,907	269,105
Cookson Group PLC	130,095	671,298
CSR PLC[a]	65,667	464,858
Daily Mail & General Trust PLC Class A NVS	104,843	521,442
Dairy Crest Group PLC	82,128	448,293
Dana Petroleum PLC[a]	39,117	890,392
Davis Service Group PLC (The)	101,893	568,849
De La Rue PLC	41,851	577,611
Debenhams PLC	435,361	640,565

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
Dimension Data Holdings PLC	705,463	$704,655
DS Smith PLC	205,084	254,999
DSG International PLC	1,557,801	710,215
easyJet PLC[a]	74,458	373,098
Electrocomponents PLC	225,262	554,574
Emerald Energy PLC[a]	35,164	364,062
Enterprise Inns PLC	201,367	475,717
Filtrona PLC	253,877	544,000
Forth Ports PLC	32,922	537,610
GAME Group PLC (The)	170,864	416,402
GKN PLC	662,715	1,128,896
Go-Ahead Group PLC (The)	21,889	436,190
Greene King PLC	119,131	834,937
Halfords Group PLC	197,709	1,140,646
Halma PLC	285,088	902,729
Hays PLC	458,961	724,746
Henderson Group PLC	341,197	595,350
Heritage Oil PLC[a]	87,910	794,292
Hiscox Ltd.	180,599	905,703
HMV Group PLC	270,633	489,049
Homeserve PLC	27,140	619,118
Hunting PLC	60,888	421,943
IG Group Holdings PLC	125,552	626,521
Inchcape PLC	1,625,686	741,164
Informa PLC	231,126	918,655
Inmarsat PLC	161,129	1,479,888
Intermediate Capital Group PLC[b]	210,652	686,236
Interserve PLC	87,674	284,887
Intertek Group PLC	64,015	1,102,662
ITV PLC	1,176,932	785,349
Jardine Lloyd Thompson Group PLC	45,489	326,542
JD Wetherspoon PLC	84,134	630,457
JKX Oil & Gas PLC	45,253	172,552
John Wood Group PLC	130,626	578,211
Kesa Electricals PLC	320,311	691,663
Laird PLC	84,960	245,433
Logica PLC	571,061	958,568
Luminar Group Holdings PLC	115,404	286,984
Marston’s PLC	391,236	601,586
Melrose PLC	156,114	298,283
Michael Page International PLC	146,792	734,336
Micro Focus International PLC	78,116	522,551

Security	Shares	Value
Misys PLC[a]	230,218	$691,771
Mitchells & Butlers PLC[a]	120,183	518,536
Mondi PLC	152,220	668,748
Morgan Crucible Co. PLC (The)	160,716	343,045
Northumbrian Water Group PLC	204,317	790,927
Novae Group PLC	68,263	334,983
Pace PLC	106,672	381,546
Paragon Group of Companies PLC	274,350	473,024
PartyGaming PLC[a]	81,656	346,556
PayPoint PLC	24,898	202,258
Pennon Group PLC	120,537	912,234
Persimmon PLC	120,301	897,983
Peter Hambro Mining PLC	48,249	522,732
Petrofac Ltd.	81,066	1,008,637
Premier Farnell PLC	252,284	599,142
Premier Foods PLC[a]	806,772	518,284
Premier Oil PLC[a]	43,306	888,102
Provident Financial PLC	68,322	914,070
Punch Taverns PLC[a]	261,347	454,938
QinetiQ Group PLC	233,699	523,041
Redrow PLC[a]	84,311	267,669
Regal Petroleum PLC[a]	94,872	104,987
Regus PLC	295,354	341,533
Rentokil Initial PLC	643,690	1,035,127
Restaurant Group PLC (The)	222,843	590,181
SDL PLC[a]	74,222	440,515
Shaftesbury PLC	126,297	692,006
SIG PLC	216,766	437,527
Signet Jewelers Ltd.	37,655	832,767
SOCO International PLC[a]	19,057	409,770
Spectris PLC	64,487	595,487
Spirent Communications PLC	162,066	188,077
SSL International PLC	89,916	842,975
Tate & Lyle PLC	163,725	998,189
Taylor Wimpey PLC[a]	1,162,477	751,613
Travis Perkins PLC	70,328	949,652
Trinity Mirror PLC	122,189	165,602
Tullett Prebon PLC	103,191	607,317
UK Coal PLC[a]	79,827	155,501
Ultra Electronics Holdings PLC	46,669	882,020
Vectura Group PLC[a]	343,321	443,956
Venture Production PLC	43,956	608,485

100	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2009

Security	Shares	Value
VT Group PLC	100,300	$781,527
W.S. Atkins PLC	45,312	477,767
Weir Group PLC (The)	74,340	673,532
Wellstream Holdings PLC	35,872	323,816
WH Smith PLC	103,427	729,590
William Hill PLC	245,086	745,590
Wincanton PLC	103,545	321,008
Xchanging PLC	125,198	398,514
Yell Group PLC[a]	466,985	238,064

		76,421,850

TOTAL COMMON STOCKS
(Cost: $376,639,427)		376,121,066

RIGHTS – 0.04%

AUSTRALIA – 0.00%
Transpacific Industries Group Ltd.[a,b,c]	131,231	1,091

		1,091

GERMANY – 0.03%
Infineon Technologies AGa	236,555	85,856
RHON-KLINIKUM AGa	35,530	44,782

		130,638

UNITED KINGDOM – 0.01%
Luminar Group Holdings PLC[a,c]	38,468	35,076

		35,076

TOTAL RIGHTS
(Cost: $0)		166,805

WARRANTS – 0.01%

SWITZERLAND – 0.01%
Bank Sarasin & Compagnie AG (Expires 9/15/09)[a]	21,200	19,304

		19,304

TOTAL WARRANTS
(Cost: $17,411)		19,304

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.36%

MONEY MARKET FUNDS – 4.36%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[d,e,f]	14,374,123	$14,374,123
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[d,e,f]	1,990,390	1,990,390
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[d,e]	122,770	122,770

		16,487,283

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,487,283)		16,487,283

TOTAL INVESTMENTS IN SECURITIES – 103.91%
(Cost: $393,144,121)		392,794,458

Other Assets, Less Liabilities – (3.91)%		(14,795,859)

NET ASSETS – 100.00%		$377,998,599

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	101

Schedule of Investments

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.38%

AUSTRALIA – 3.89%
AGL Energy Ltd.	2,704	$33,495
Alumina Ltd.	7,548	10,730
Amcor Ltd.	4,316	17,761
AMP Ltd.	9,373	43,792
Aristocrat Leisure Ltd.	2,509	8,969
Arrow Energy Ltd.[a]	3,744	13,353
ASX Ltd.	884	27,618
Australia and New Zealand Banking Group Ltd.	9,763	150,398
AXA Asia Pacific Holdings Ltd.	3,926	13,872
Bendigo and Adelaide Bank Ltd.	1,885	12,850
BHP Billiton Ltd.	16,666	524,422
BlueScope Steel Ltd.	8,060	22,581
Boral Ltd.	4,628	19,199
Brambles Ltd.	7,020	34,958
Caltex Australia Ltd.	1,352	14,646
CFS Retail Property Trust	12,129	17,293
Coca-Cola Amatil Ltd.	3,328	25,814
Cochlear Ltd.	390	18,040
Commonwealth Bank of Australia	7,228	257,185
Computershare Ltd.	2,236	18,273
CSL Ltd.	2,938	74,619
CSR Ltd.	4,355	6,716
Dexus Property Group	12,202	7,405
Energy Resources of Australia Ltd.	195	4,101
Fairfax Media Ltd.	10,340	12,679
Fortescue Metals Group Ltd.[a]	6,240	21,892
Foster’s Group Ltd.	11,882	53,243
Goodman Fielder Ltd.	8,099	9,325
GPT Group	35,520	15,651
Harvey Norman Holdings Ltd.	4,173	11,379
Incitec Pivot Ltd.	9,178	21,059
Insurance Australia Group Ltd.	8,528	26,019
James Hardie Industries NVa	3,276	14,135
Leighton Holdings Ltd.	702	17,613
Lend Lease Corp. Ltd.	1,924	12,396
Lion Nathan Ltd.	2,705	26,333
Macquarie Group Ltd.[b]	1,404	51,381
Macquarie Infrastructure Group	13,611	16,407
Mirvac Group	16,178	17,148

Security	Shares	Value
National Australia Bank Ltd.	8,840	$178,804
Newcrest Mining Ltd.	2,314	57,712
OneSteel Ltd.	9,590	23,838
Orica Ltd.	1,888	35,253
Origin Energy Ltd.	5,044	60,803
OZ Minerals Ltd.	15,292	14,239
Paladin Energy Ltd.[a]	2,522	9,561
Perpetual Ltd.	520	14,486
Qantas Airways Ltd.	5,122	9,879
QBE Insurance Group Ltd.	4,667	75,658
Rio Tinto Ltd.	1,956	98,218
Santos Ltd.	4,287	51,749
Sims Metal Management Ltd.	624	14,448
Sonic Healthcare Ltd.	1,966	19,123
SP AusNet	30,777	19,957
Stockland Corp. Ltd.	10,683	27,976
Suncorp-Metway Ltd.	6,227	36,755
Tabcorp Holdings Ltd.	4,004	24,100
Tatts Group Ltd.	7,306	14,881
Telstra Corp. Ltd.	19,840	58,224
Toll Holdings Ltd.	2,795	15,777
Transurban Group	5,382	19,374
Wesfarmers Ltd.	4,199	90,238
Wesfarmers Ltd. Partially Protected	299	6,423
Westfield Group	8,957	84,368
Westpac Banking Corp.	13,260	239,104
Woodside Petroleum Ltd.	2,535	96,312
Woolworths Ltd.	6,006	136,062
WorleyParsons Ltd.	975	20,921

		3,258,993

AUSTRIA – 0.22%
Erste Group Bank AG	1,104	38,332
Oesterreichische Elektrizitaetswirtschafts AG Class A	651	31,556
OMV AG	975	38,497
Raiffeisen International Bank Holding AG	403	17,889
Telekom Austria AG	1,898	28,819
Vienna Insurance Group	130	5,972
voestalpine AG	728	20,095

		181,160

102	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
BELGIUM – 0.49%
Anheuser-Busch InBev NV	3,464	$137,093
Belgacom SA	616	21,951
Colruyt SA	91	20,255
Compagnie Nationale a Portefeuille SA	208	10,699
Delhaize Group	468	33,288
Dexia SAa	3,120	24,377
Fortis[a]	12,694	49,132
Groupe Bruxelles Lambert SA	405	31,971
KBC Groep NVa	1,053	22,334
Mobistar SA	138	8,748
Solvay SA	242	23,595
UCB SA	533	17,531
Umicore	221	5,740

		406,714

CANADA – 5.41%
Addax Petroleum Corp.	533	25,267
Agnico-Eagle Mines Ltd.	871	50,910
Agrium Inc.	676	30,958
Alimentation Couche-Tard Inc. Class B	1,092	17,192
Bank of Montreal	2,587	129,266
Bank of Nova Scotia	4,888	207,619
Barrick Gold Corp.	4,355	151,545
BCE Inc.	1,027	23,492
Biovail Corp.	806	10,698
Bombardier Inc. Class B	7,254	25,632
Brookfield Asset Management Inc. Class A	2,548	53,336
Brookfield Properties Corp.	1,235	11,481
CAE Inc.	2,132	14,100
Cameco Corp.	1,729	47,339
Canadian Imperial Bank of Commerce	1,872	114,820
Canadian National Railway Co.	2,405	116,546
Canadian Natural Resources Ltd.	2,652	158,860
Canadian Oil Sands Trust	1,131	28,372
Canadian Pacific Railway Ltd.	767	33,983
Canadian Tire Corp. Ltd. Class A	377	18,859
Canadian Utilities Ltd. Class A	403	13,643
CGI Group Inc. Class Aa	2,262	22,911
CI Financial Corp.	741	14,462
Crescent Point Energy Corp.	468	15,151

Security	Shares	Value
Eldorado Gold Corp.[a]	1,768	$17,711
Enbridge Inc.	1,924	74,194
EnCana Corp.	3,705	198,016
Enerplus Resources Fund	663	14,406
Ensign Energy Services Inc.	741	11,200
Fairfax Financial Holdings Ltd.	91	27,609
Finning International Inc.	689	10,605
First Quantum Minerals Ltd.	351	23,295
Fortis Inc.	962	22,655
Franco-Nevada Corp.	468	11,645
George Weston Ltd.	78	4,236
Gerdau Ameristeel Corp.	1,326	9,162
Gildan Activewear Inc.[a]	663	11,014
Goldcorp Inc.	3,705	140,270
Great-West Lifeco Inc.	1,131	27,095
Groupe Aeroplan Inc.	1,469	13,330
Husky Energy Inc.	1,222	35,831
IAMGOLD Corp.	1,456	15,380
IGM Financial Inc.	650	27,050
Imperial Oil Ltd.	1,560	62,264
Inmet Mining Corp.	299	12,490
Intact Financial Corp.	260	8,497
Ivanhoe Mines Ltd.[a]	1,625	13,077
Kinross Gold Corp.	3,588	70,525
Loblaw Companies Ltd.	832	26,320
Magna International Inc. Class A	494	24,903
Manulife Financial Corp.	7,579	183,393
Metro Inc. Class A	221	6,899
National Bank of Canada	871	46,817
Nexen Inc.	2,288	47,258
Niko Resources Ltd.	299	20,992
Onex Corp.	754	14,751
Open Text Corp.[a]	299	11,292
Pan American Silver Corp.[a]	455	8,863
Penn West Energy Trust	2,080	27,032
Petro-Canada	2,379	97,902
Potash Corp. of Saskatchewan Inc.	1,521	141,197
Power Corp. of Canada	1,573	43,999
Power Financial Corp.	1,053	30,438
Research In Motion Ltd.[a]	2,496	188,903
Ritchie Bros. Auctioneers Inc.	195	4,654
Rogers Communications Inc. Class B	2,431	67,302

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Royal Bank of Canada	6,500	$308,316
Saputo Inc.	871	18,965
Shaw Communications Inc. Class B	1,794	31,380
Sherritt International Corp.	2,412	13,676
Shoppers Drug Mart Corp.	923	38,428
Silver Wheaton Corp.[a]	1,352	12,418
Sino-Forest Corp. Class Aa	1,274	17,323
SNC-Lavalin Group Inc.	689	28,972
Sun Life Financial Inc.	2,717	92,535
Suncor Energy Inc.	4,498	144,955
Talisman Energy Inc.	5,083	78,283
Teck Resources Ltd. Class Ba	2,353	61,703
TELUS Corp. NVS	767	21,107
Thomson Reuters Corp.	1,209	38,906
Tim Hortons Inc.	1,040	28,174
TMX Group Inc.	481	15,416
Toronto-Dominion Bank (The)	3,926	229,183
TransAlta Corp.	1,157	22,967
TransCanada Corp.	2,964	84,004
Trican Well Service Ltd.	1,170	10,389
Viterra Inc.[a]	1,235	10,361
Yamana Gold Inc.	3,198	30,380
Yellow Pages Income Fund	1,976	9,139

		4,537,894

DENMARK – 0.45%
Carlsberg A/S Class B	416	28,714
Coloplast A/S Class B	273	19,909
Danske Bank A/Sa	2,340	48,454
DSV A/Sa	1,105	15,149
Novo Nordisk A/S Class B	2,418	141,576
Novozymes A/S Class B	247	22,081
Topdanmark A/Sa	182	24,743
Vestas Wind Systems A/Sa	936	65,586
William Demant Holding A/Sa	133	7,876

		374,088

FINLAND – 0.66%
Elisa OYJ	884	16,130
Fortum OYJ	2,327	53,610
Kesko OYJ Class B	442	11,593
Kone OYJ Class B	806	27,276
Metso OYJ	689	14,447
Neste Oil OYJ	767	10,787

Security	Shares	Value
Nokia OYJ	18,486	$244,788
Nokian Renkaat OYJ	910	19,120
Orion OYJ Class B	273	4,761
Outokumpu OYJ	793	15,459
Rautaruukki OYJ	559	12,030
Sampo OYJ Class A	2,275	47,252
Stora Enso OYJ Class Ra	3,991	25,236
UPM-Kymmene OYJ	2,847	29,667
Wartsila OYJ Class B	559	19,892

		552,048

FRANCE – 5.57%
Accor SA	1,066	45,264
Aeroports de Paris	247	19,831
Air France-KLM[a]	728	9,115
Alcatel-Lucent[a]	11,544	31,751
ALSTOM	832	56,820
ArcelorMittal	4,259	152,465
Atos Origin SAa	468	21,222
AXA	7,826	164,543
BNP Paribas	4,147	300,732
Bouygues SA	1,079	45,717
Bureau Veritas SA	78	3,677
Cap Gemini SA	702	32,241
Carrefour SA	3,185	148,719
Casino Guichard-Perrachon SA	247	16,931
Christian Dior SA	208	17,959
CNP Assurances SA	221	20,087
Compagnie de Saint-Gobain	1,824	73,571
Compagnie Generale de Geophysique-Veritas[a]	650	13,104
Compagnie Generale des Etablissements Michelin Class B	741	53,221
Credit Agricole SA	4,525	64,249
Danone SA	2,649	141,380
Dassault Systemes SA	442	21,995
Eiffage SA	169	11,207
Electricite de France	975	48,070
Eramet	52	14,542
Essilor International SA	949	52,338
Eurazeo	117	5,290
European Aeronautic Defence and Space Co.[b]	1,496	28,378

104	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Fonciere des Regions	52	$4,535
France Telecom SA	9,022	223,969
GDF Suez	5,942	225,813
Gecina SA	78	6,387
Hermes International[b]	273	40,814
Icade	169	14,711
Iliad SA	52	5,522
Klépierre	573	16,296
Lafarge SA	960	68,978
Lagardere SCA	676	25,115
L’Air Liquide SA	1,354	140,632
L’Oreal SA	1,248	107,594
LVMH Moet Hennessy Louis Vuitton SA	1,222	109,649
Natixis[a]	15,525	40,213
Neopost SA	247	20,924
Pernod Ricard SA	1,140	88,117
PPR SA	403	44,674
PSA Peugeot Citroen SAa	780	23,532
Publicis Groupe SA	988	34,934
Renault SAa	936	39,704
Safran SA	1,352	20,797
Sanofi-Aventis	5,213	339,678
Schneider Electric SA	1,157	104,555
SCOR SE	975	23,285
SES SA	1,053	20,691
Societe Generale	2,145	137,000
Societe Television Francaise 1	936	14,425
Sodexo	533	27,914
STMicroelectronics NV	3,458	26,273
Suez Environnement SA	1,795	34,025
Technip SA	481	28,928
Thales SA	481	20,226
Total SA	10,413	574,430
Unibail-Rodamco SE	351	61,010
Vallourec SA	247	32,322
Veolia Environnement	1,729	59,150
Vinci SA	2,002	101,357
Vivendi SA	5,876	150,161

		4,672,759

GERMANY – 4.00%
Adidas AG	923	38,800
Allianz SE Registered	2,275	223,196

Security	Shares	Value
BASF SE	4,836	$241,065
Bayer AG	3,783	230,946
Bayerische Motoren Werke AG	1,378	63,357
Beiersdorf AG	403	20,186
Celesio AG	442	11,712
Daimler AG Registered	4,381	201,676
Deutsche Bank AG Registered	2,782	179,026
Deutsche Boerse AG	988	77,881
Deutsche Lufthansa AG Registered	975	13,104
Deutsche Post AG Registered	3,783	59,560
Deutsche Postbank AGa	871	23,932
Deutsche Telekom AG Registered	14,469	184,416
E.ON AG	9,295	350,007
Fresenius Medical Care AG & Co. KGaA	936	42,756
GEA Group AG	1,118	18,212
Hamburger Hafen und Logistik AG	104	4,748
Hannover Rueckversicherung AG Registered[a]	260	10,524
Henkel AG & Co. KGaA	507	15,871
Hochtief AG	195	11,645
K+S AG	728	40,645
Linde AG	598	56,142
MAN SE	559	38,437
Merck KGaA	325	30,088
METRO AG	624	35,944
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,027	154,470
QIAGEN NVa	910	17,275
RWE AG	2,132	179,092
Salzgitter AG	221	22,293
SAP AG	4,342	203,144
Siemens AG Registered	4,134	328,215
SolarWorld AG	429	10,376
Suedzucker AG	208	4,347
ThyssenKrupp AG	1,833	56,133
Volkswagen AG	429	153,428

		3,352,649

GREECE – 0.10%
Hellenic Telecommunications Organization SA SP ADR	2,717	21,301
National Bank of Greece SA SP ADR	10,214	60,569

		81,870

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
HONG KONG – 1.50%
Bank of East Asia Ltd.	10,880	$36,220
BOC Hong Kong (Holdings) Ltd.	19,500	41,566
Cheung Kong (Holdings) Ltd.	13,000	167,909
CLP Holdings Ltd.	6,500	44,200
Esprit Holdings Ltd.[b]	6,500	46,967
Foxconn International Holdings Ltd.[a]	13,000	9,092
Hang Lung Properties Ltd.	13,000	47,638
Hang Seng Bank Ltd.	5,200	84,474
Hong Kong and China Gas Co. Ltd. (The)	13,200	29,534
Hong Kong Exchanges and Clearing Ltd.	6,500	122,619
Hongkong Electric Holdings Ltd.	6,500	35,855
Hutchison Whampoa Ltd.	13,000	97,374
Kerry Properties Ltd.	6,500	33,548
Link REIT (The)	13,000	29,522
MTR Corp. Ltd.	13,000	47,135
New World Development Co. Ltd.	13,000	31,032
Noble Group Ltd.	13,400	19,421
Sun Hung Kai Properties Ltd.	13,000	197,767
Swire Pacific Ltd. Class A	6,500	73,009
Wharf (Holdings) Ltd. (The)	13,000	61,142

		1,256,024

IRELAND – 0.20%
Anglo Irish Bank Corp. Ltd.[c]	6,552	1
CRH PLC	3,436	81,596
Elan Corp. PLC[a]	2,327	18,805
Ingersoll-Rand PLC	1,600	46,208
Kerry Group PLC Class A	871	20,523

		167,133

ITALY – 1.84%
A2A SpA	11,414	20,681
Alleanza Assicurazioni SpA	1,354	10,126
Assicurazioni Generali SpA	4,896	110,991
Atlantia SpA	1,629	35,751
Autogrill SpA[a]	1,469	14,173
Banca Carige SpA	6,123	17,353
Banca Monte dei Paschi di Siena SpA	11,297	21,061
Banca Popolare di Milano Scrl	2,072	12,477
Banco Popolare SpA[a]	4,940	39,711

Security	Shares	Value
Enel SpA	31,213	$168,712
Eni SpA	12,200	282,453
Fiat SpA[a]	4,073	44,926
Finmeccanica SpA	1,183	17,845
Fondiaria-Sai SpA	364	6,064
Intesa Sanpaolo SpA[a]	35,668	132,110
Luxottica Group SpA[a]	884	22,008
Mediaset SpA	3,601	21,659
Mediobanca SpA	2,795	39,032
Mediolanum SpA	3,770	21,420
Parmalat SpA	6,752	16,781
Pirelli & C. SpA[a]	33,254	13,790
Prysmian SpA	845	14,460
Saipem SpA	858	23,112
Snam Rete Gas SpA	4,160	18,121
Telecom Italia SpA	51,273	79,816
Tenaris SA	2,067	31,180
Terna SpA	9,464	33,175
UniCredit SpA[a]	76,756	223,627
Unione di Banche Italiane ScpA	2,658	36,987
Unipol Gruppo Finanziario SpA[a]	9,048	11,263

		1,540,865

NETHERLANDS – 1.37%
Aegon NV	7,332	53,617
Akzo Nobel NV	1,404	76,625
ASML Holding NV	2,054	53,495
Corio NV	299	16,482
Fugro NV CVA	156	6,964
Heineken NV	1,209	48,011
ING Groep NV CVA	12,532	159,870
Koninklijke Ahold NV	6,370	72,059
Koninklijke DSM NV	819	29,121
Koninklijke KPN NV	9,373	140,128
Koninklijke Philips Electronics NV	5,681	128,868
Randstad Holding NVa	182	6,270
Reed Elsevier NV	3,341	34,834
SBM Offshore NV	775	14,745
TNT NV	2,162	51,081
Unilever NV CVA	8,372	227,536
Wolters Kluwer NV	1,573	30,776

		1,150,482

106	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
NORWAY – 0.37%
DnB NOR ASA[a]	4,316	$37,398
Norsk Hydro ASA[a]	1,758	10,281
Orkla ASA	1,378	10,866
Renewable Energy Corp. ASA[a]	1,031	8,151
Seadrill Ltd.	1,872	29,923
StatoilHydro ASA	6,968	148,282
Telenor ASA[a]	4,500	41,331
Yara International ASA	888	27,408

		313,640

PORTUGAL – 0.22%
Banco Comercial Portugues SA Registered	23,531	25,054
Banco Espirito Santo SA Registered	3,005	18,665
BRISA – Auto-estradas de Portugal SA	3,382	27,858
CIMPOR – Cimentos de Portugal SGPS SA	819	6,200
EDP Renovaveis SAa	312	3,187
Energias de Portugal SA	11,960	47,189
Galp Energia SGPS SA Class B	533	6,937
Portugal Telecom SGPS SA Registered	4,997	50,357
		185,447

SINGAPORE – 0.82%
CapitaLand Ltd.	13,000	34,437
CapitaMall Trust Management Ltd.	39,200	42,950
ComfortDelGro Corp. Ltd.	26,000	27,946
DBS Group Holdings Ltd.	13,000	125,127
Genting Singapore PLC[a]	13,000	7,618
Neptune Orient Lines Ltd.	35,499	40,864
Oversea-Chinese Banking Corp. Ltd.	13,000	70,497
SembCorp Marine Ltd.	13,000	28,127
Singapore Press Holdings Ltd.	13,000	32,364
Singapore Technologies Engineering Ltd.	13,000	23,709
Singapore Telecommunications Ltd.	39,000	94,657
United Overseas Bank Ltd.	13,000	159,384
		687,680

SPAIN – 2.53%
Abertis Infraestructuras SA	1,516	31,229
Acciona SA	143	17,182
Acerinox SA	1,027	20,268
Actividades de Construcciones y Servicios SA	962	50,995

Security	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	18,242	$297,937
Banco de Sabadell SA	4,849	32,173
Banco de Valencia SA	1,284	12,451
Banco Popular Espanol SAb	4,548	40,848
Banco Santander SA	37,817	544,729
Bankinter SA	1,501	16,961
Cintra Concesiones de Infraestructuras de Transporte SA	1,638	13,353
Criteria CaixaCorp SA	3,068	14,680
Enagas SA	923	18,157
Gamesa Corporacion Tecnologica SA	1,001	21,543
Gas Natural SDG SA	1,131	21,054
Gestevision Telecinco SA	468	5,308
Grifols SA	559	10,124
Grupo Ferrovial SA	338	11,549
Iberdrola Renovables SA	2,496	11,465
Iberdrola SA	18,798	160,438
Indra Sistemas SA	962	21,993
Industria de Diseno Textil SA	1,144	61,211
Mapfre SA	6,524	24,233
Red Electrica Corporacion SA	572	26,737
Repsol YPF SA	3,887	89,771
Sacyr Vallehermoso SA	613	9,768
Telefonica SA	20,995	519,560
Zardoya Otis SA	614	13,876
Zardoya Otis SA New[c]	42	949
		2,120,542

SWEDEN – 1.36%
Alfa Laval AB	1,924	20,758
Assa Abloy AB Class B	1,495	24,420
Atlas Copco AB Class A	3,133	36,984
Atlas Copco AB Class B	1,807	18,975
Electrolux AB Class Ba	1,456	26,980
Getinge AB Class B	1,080	16,010
Hennes & Mauritz AB Class B	2,327	137,027
Husqvarna AB Class Ba	1,577	9,849
Investor AB Class B	1,807	31,872
Lundin Petroleum ABa	1,794	15,735
Millicom International Cellular SA SDR[a]	338	25,192
Nordea Bank AB	15,483	148,767
Sandvik AB	4,615	43,551
Scania AB Class B	1,768	20,506

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Securitas AB Class B	1,833	$17,109
Skandinaviska Enskilda Banken AB Class Aa	10,011	55,378
Skanska AB Class B	2,275	31,618
SKF AB Class B	1,690	25,111
SSAB AB Class A	988	12,816
Svenska Cellulosa AB Class B	2,587	32,935
Svenska Handelsbanken AB Class A	2,340	56,691
Swedbank AB Class Aa	4,641	35,515
Swedish Match AB	1,131	21,385
Tele2 AB Class B	1,378	18,366
Telefonaktiebolaget LM Ericsson AB Class B	14,756	143,402
TeliaSonera AB	10,933	69,482
Volvo AB Class A	1,131	7,956
Volvo AB Class B	5,421	39,251

		1,143,641

SWITZERLAND – 4.02%
ABB Ltd. Registered[a]	10,764	195,227
Actelion Ltd. Registered[a]	559	30,618
Adecco SA Registered	663	31,725
Aryzta AGa	312	10,871
Baloise Holding Registered	234	18,524
Compagnie Financiere Richemont SA Class A Bearer Units	2,470	60,267
Credit Suisse Group AG Registered	5,356	251,315
Geberit AG Registered	208	28,816
Givaudan SA Registered	43	28,547
Holcim Ltd. Registered[a]	1,326	79,960
Julius Baer Holding AG Registered	1,092	51,645
Kuehne & Nagel International AG Registered	351	29,026
Logitech International SA Registered[a]	871	14,567
Lonza Group AG Registered	247	24,304
Nestle SA Registered	17,628	720,353
Nobel Biocare Holding AG Registered	585	13,795
Novartis AG Registered	10,179	462,867
Pargesa Holding SA Bearer	216	15,745
Roche Holding AG Genusschein	3,484	545,462
Schindler Holding AG Participation Certificates	221	14,169
SGS SA Registered	26	30,487

Security	Shares	Value
Sonova Holding AG Registered	234	$20,492
Straumann Holding AG Registered	26	5,655
Swatch Group AG (The) Bearer	72	13,065
Swatch Group AG (The) Registered	210	7,737
Swiss Life Holding AG Registered[a]	221	21,992
Swiss Reinsurance Co. Registered	1,885	71,810
Swisscom AG Registered	78	25,420
Syngenta AG Registered	520	119,147
Synthes Inc.[b]	299	33,366
UBS AG Registered[a]	17,331	251,370
Zurich Financial Services AG Registered	715	139,512

		3,367,856

UNITED KINGDOM – 11.04%
Admiral Group PLC	702	11,132
AMEC PLC	1,703	19,904
Anglo American PLC	6,348	203,114
Antofagasta PLC	1,625	20,394
Associated British Foods PLC	1,495	19,729
AstraZeneca PLC	7,098	329,841
Autonomy Corp. PLC[a]	949	18,486
Aviva PLC	12,753	74,158
BAE Systems PLC	17,472	88,925
Balfour Beatty PLC	2,587	13,113
Barclays PLC[d]	55,264	276,966
Berkeley Group Holdings PLC (The) Units[a]	91	1,246
BG Group PLC	16,627	275,375
BHP Billiton PLC	11,141	288,688
BP PLC	90,935	749,562
British Airways PLC[a]	3,835	9,054
British American Tobacco PLC	9,933	305,965
British Land Co. PLC	3,965	28,594
British Sky Broadcasting Group PLC	5,811	52,600
BT Group PLC	39,117	82,133
Bunzl PLC	1,287	11,052
Burberry Group PLC	2,197	16,755
Cable & Wireless PLC	9,672	23,122
Cadbury PLC	6,501	63,696
Cairn Energy PLC[a]	715	28,401
Capita Group PLC	2,704	29,923
Carnival PLC	910	26,311

108	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Centrica PLC	24,520	$89,533
Cobham PLC	6,383	18,952
Compass Group PLC	9,113	48,723
Diageo PLC	12,480	194,072
Drax Group PLC	1,807	11,990
Eurasian Natural Resources Corp.	1,600	22,905
Experian PLC	4,810	39,393
FirstGroup PLC	2,041	11,217
Friends Provident Group PLC	8,584	9,983
G4S PLC	5,837	20,660
GlaxoSmithKline PLC	25,285	481,646
Hammerson PLC	3,840	21,947
Home Retail Group PLC	4,342	22,603
HSBC Holdings PLC	88,756	891,326
ICAP PLC	2,691	20,254
Imperial Tobacco Group PLC	4,512	127,987
InterContinental Hotels Group PLC	1,586	17,853
International Power PLC	7,384	31,247
Invensys PLC	4,017	17,182
Investec PLC	2,470	16,543
J Sainsbury PLC	6,643	34,967
Johnson Matthey PLC	1,001	23,499
Kazakhmys PLC	1,326	18,829
Kingfisher PLC	11,973	42,230
Ladbrokes PLC	4,030	11,725
Land Securities Group PLC	4,671	41,352
Legal & General Group PLC	30,628	32,726
Liberty International PLC[b]	1,692	12,230
London Stock Exchange Group PLC	819	9,667
Lonmin PLC[a]	985	22,552
Man Group PLC	13,520	62,031
Marks & Spencer Group PLC	8,502	48,734
National Grid PLC	12,753	118,081
Next PLC	1,040	29,397
Old Mutual PLC	25,675	40,786
Pearson PLC	4,121	47,380
Prudential PLC	12,051	89,555
Randgold Resources Ltd.	273	16,452
Reckitt Benckiser PLC	2,938	140,083
Reed Elsevier PLC	5,447	38,221
Rexam PLC	4,498	17,599
Rio Tinto PLC	6,929	285,917

Security	Shares	Value
Rolls-Royce Group PLC[a]	9,113	$62,585
Royal Dutch Shell PLC Class A	17,056	444,503
Royal Dutch Shell PLC Class B	12,935	333,244
RSA Insurance Group PLC	11,713	24,584
SABMiller PLC	4,394	101,037
Sage Group PLC (The)	5,928	19,203
Schroders PLC	923	14,958
Scottish & Southern Energy PLC	4,186	76,823
SEGRO PLC	3,573	16,349
Serco Group PLC	2,730	18,262
Severn Trent PLC	1,066	17,116
Shire PLC	2,496	36,745
Smith & Nephew PLC	4,498	35,458
Smiths Group PLC	1,521	18,155
Standard Chartered PLC	9,334	219,891
Standard Life PLC	9,893	32,441
Tesco PLC	38,857	236,740
Thomas Cook Group PLC	2,392	8,605
Thomson Reuters PLC	1,015	32,224
3i Group PLC	8,882	40,310
Tomkins PLC	6,344	18,616
TUI Travel PLC	3,393	12,769
Tullow Oil PLC	3,757	61,569
Unilever PLC	6,435	168,559
United Utilities Group PLC	3,071	22,949
Vedanta Resources PLC	559	16,348
Vodafone Group PLC	256,789	522,356
Whitbread PLC	962	13,803
Wm Morrison Supermarkets PLC	9,412	42,052
Wolseley PLC[a]	1,573	34,918
WPP PLC	5,538	42,394
Xstrata PLC	10,285	137,806

		9,251,640

UNITED STATES – 53.32%
Abbott Laboratories	7,605	342,149
Abercrombie & Fitch Co. Class A	442	12,637
Accenture Ltd. Class A	2,821	98,932
ACE Ltd.	1,573	77,171
Activision Blizzard Inc.[a]	2,782	31,854
Adobe Systems Inc.[a]	2,548	82,606
Advance Auto Parts Inc.	483	22,329
Advanced Micro Devices Inc.[a,b]	2,262	8,279

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
AES Corp. (The)[a]	3,328	$42,565
Aetna Inc.	2,314	62,409
Affiliated Computer Services Inc. Class Aa	585	27,735
Aflac Inc.	2,613	98,927
AGCO Corp.[a]	377	11,860
Agilent Technologies Inc.[a]	1,963	45,581
Air Products and Chemicals Inc.	1,079	80,493
Akamai Technologies Inc.[a]	780	12,823
Alcoa Inc.	5,759	67,726
Allegheny Energy Inc.	611	15,403
Allegheny Technologies Inc.	468	12,673
Allergan Inc.	1,417	75,710
Alliance Data Systems Corp.[a]	364	18,564
Alliant Energy Corp.	611	15,984
Allstate Corp. (The)	2,730	73,464
Altera Corp.	1,703	31,829
Altria Group Inc.	10,361	181,628
Amazon.com Inc.[a]	1,690	144,934
AMB Property Corp.	910	18,027
Ameren Corp.	1,144	29,092
American Eagle Outfitters Inc.	1,170	16,836
American Electric Power Co. Inc.	1,950	60,372
American Express Co.	6,188	175,306
American International Group Inc.[b]	520	6,833
American Tower Corp. Class Aa	2,002	68,248
Ameriprise Financial Inc.	1,976	54,933
AmerisourceBergen Corp.	1,768	34,865
AMETEK Inc.	338	10,938
Amgen Inc.[a]	5,083	316,722
Amphenol Corp. Class A	780	26,013
Anadarko Petroleum Corp.	2,262	109,028
Analog Devices Inc.	1,521	41,630
Annaly Capital Management Inc.	2,626	44,248
Aon Corp.	1,300	51,285
Apache Corp.	1,664	139,693
Apollo Group Inc. Class Aa	650	44,876
Apple Inc.[a]	4,381	715,812
Applied Materials Inc.	6,396	88,265
Aqua America Inc.	481	8,687
Arch Coal Inc.	702	12,222
Archer-Daniels-Midland Co.	2,873	86,535

Security	Shares	Value
Arrow Electronics Inc.[a]	676	$17,421
Associated Banc-Corp.	1,131	12,260
Assurant Inc.	1,001	25,546
AT&T Inc.	30,303	794,848
Autodesk Inc.[a]	1,131	24,667
Automatic Data Processing Inc.	2,509	93,460
AutoNation Inc.[a,b]	650	13,442
AutoZone Inc.[a,b]	221	33,939
AvalonBay Communities Inc.	431	25,084
Avery Dennison Corp.	494	13,205
Avnet Inc.[a]	741	18,080
Avon Products Inc.	2,132	69,034
Axis Capital Holdings Ltd.	377	10,729
Baker Hughes Inc.	1,560	63,180
Ball Corp.	234	11,316
Bank of New York Mellon Corp. (The)	6,916	189,083
Baxter International Inc.	2,990	168,546
BB&T Corp.	3,211	73,468
Beckman Coulter Inc.	377	23,747
Becton, Dickinson and Co.	1,170	76,226
Bed Bath & Beyond Inc.[a]	1,274	44,272
Berkshire Hathaway Inc. Class Ba	55	174,928
Best Buy Co. Inc.	1,625	60,726
Biogen Idec Inc.[a]	1,430	67,997
BJ Services Co.	1,365	19,356
Black & Decker Corp. (The)	325	12,220
BlackRock Inc.	78	14,862
BMC Software Inc.[a]	962	32,737
Boeing Co. (The)	3,432	147,267
BorgWarner Inc.	416	13,807
Boston Properties Inc.	494	26,133
Boston Scientific Corp.[a]	6,980	74,965
Bristol-Myers Squibb Co.	9,945	216,204
Broadcom Corp. Class Aa	2,093	59,085
Brown-Forman Corp. Class B NVS	533	23,425
Bunge Ltd.	650	45,481
Burlington Northern Santa Fe Corp.	1,729	135,882
C.H. Robinson Worldwide Inc.	741	40,407
C.R. Bard Inc.	520	38,256
CA Inc.	1,950	41,223
Cablevision NY Group Class A	1,183	24,216
Cabot Oil & Gas Corp.	494	17,354

110	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Calpine Corp.[a]	2,158	$27,795
Cameron International Corp.[a]	1,014	31,667
Campbell Soup Co.	1,053	32,675
Capital One Financial Corp.	2,782	85,407
Cardinal Health Inc.	1,807	60,173
CarMax Inc.[a]	1,417	22,856
Carnival Corp.	2,067	57,855
Caterpillar Inc.	2,860	126,012
CBS Corp. Class B NVS	4,810	39,394
Celanese Corp. Series A	689	17,707
Celgene Corp.[a]	2,288	130,324
CenterPoint Energy Inc.	1,547	18,641
CenturyTel Inc.	1,122	35,220
Cephalon Inc.[a,b]	338	19,824
Cerner Corp.[a]	247	16,075
CF Industries Holdings Inc.	325	25,656
Charles River Laboratories International Inc.[a]	416	13,757
Charles Schwab Corp. (The)	5,590	99,893
Chesapeake Energy Corp.	3,211	68,844
Chevron Corp.	9,764	678,305
Chubb Corp.	1,729	79,845
Church & Dwight Co. Inc.	208	12,268
CIGNA Corp.	1,378	39,135
Cimarex Energy Co.	650	23,257
Cincinnati Financial Corp.	650	15,698
Cintas Corp.	780	19,640
Cisco Systems Inc.[a]	29,343	645,839
Citrix Systems Inc.[a]	897	31,933
Cliffs Natural Resources Inc.	793	21,720
Clorox Co. (The)	728	44,415
CME Group Inc.	352	98,148
Coach Inc.	1,456	43,083
Coca-Cola Co. (The)	10,283	512,505
Coca-Cola Enterprises Inc.	1,378	25,893
Cognizant Technology Solutions Corp. Class Aa	1,430	42,314
Colgate-Palmolive Co.	2,496	180,810
Comcast Corp. Class A	9,659	143,533
Comcast Corp. Class A Special	4,174	58,394
Comerica Inc.	1,105	26,343
Computer Sciences Corp.[a]	806	38,825

Security	Shares	Value
ConAgra Foods Inc.	2,366	$46,445
ConocoPhillips	6,838	298,889
CONSOL Energy Inc.	1,053	37,413
Consolidated Edison Inc.	1,274	50,145
Constellation Brands Inc. Class Aa	1,508	20,599
Constellation Energy Group Inc.	871	24,998
Cooper Industries Ltd. Class A	1,001	32,983
Corning Inc.	7,787	132,379
Costco Wholesale Corp.	2,171	107,465
Covance Inc.[a]	416	22,942
Coventry Health Care Inc.[a]	754	17,342
Covidien PLC	2,444	92,408
Crown Castle International Corp.[a]	1,144	32,879
Crown Holdings Inc.[a]	320	8,032
CSX Corp.	2,444	98,053
Cummins Inc.	988	42,494
CVS Caremark Corp.	7,048	235,967
D.R. Horton Inc.	1,352	15,670
Danaher Corp.	1,144	70,059
Darden Restaurants Inc.	702	22,738
DaVita Inc.[a]	507	25,198
Dean Foods Co.[a]	1,001	21,211
Deere & Co.	2,210	96,665
Dell Inc.[a]	8,299	111,041
Delta Air Lines Inc.[a]	644	4,463
Denbury Resources Inc.[a]	1,300	21,580
DENTSPLY International Inc.	988	32,950
Devon Energy Corp.	2,080	120,827
DeVry Inc.	273	13,579
Diamond Offshore Drilling Inc.	325	29,208
DIRECTV Group Inc. (The)[a,b]	2,627	68,039
Discover Financial Services	3,107	36,911
Discovery Communications Inc. Class Aa	808	19,796
Discovery Communications Inc. Class Ca	808	18,099
Dish Network Corp. Class Aa	1,171	19,848
Dollar Tree Inc.[a]	325	14,989
Dominion Resources Inc.	2,847	96,229
Dover Corp.	962	32,718
Dow Chemical Co. (The)	5,863	124,120
Dr Pepper Snapple Group Inc.[a]	1,392	34,257

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
DST Systems Inc.[a]	299	$13,255
DTE Energy Co.	1,092	37,630
Duke Energy Corp.	6,279	97,199
Duke Realty Corp.	1,521	14,434
Dun & Bradstreet Corp. (The)	286	20,589
E.I. du Pont de Nemours and Co.	4,615	142,742
Eastman Chemical Co.	429	21,304
Eaton Corp.	702	36,448
Eaton Vance Corp.	403	11,534
eBay Inc.[a]	5,356	113,815
Ecolab Inc.	923	38,314
Edison International	1,508	48,739
El Paso Corp.	3,471	34,918
Electronic Arts Inc.[a]	1,534	32,935
Eli Lilly and Co.	5,057	176,439
EMC Corp.[a]	9,997	150,555
Emerson Electric Co.	3,835	139,517
Energen Corp.	156	6,446
Energizer Holdings Inc.[a]	260	16,656
ENSCO International Inc.	689	26,106
Entergy Corp.	949	76,233
EOG Resources Inc.	1,248	92,389
EQT Corp.	702	26,943
Equifax Inc.	689	17,948
Equity Residential	1,404	33,696
Estee Lauder Companies Inc. (The) Class A	611	22,265
Everest Re Group Ltd.	403	32,329
Exelon Corp.	3,315	168,601
Expedia Inc.[a]	663	13,731
Expeditors International Washington Inc.	1,014	34,405
Express Scripts Inc.[a]	1,189	83,278
Exxon Mobil Corp.	24,129	1,698,440
Family Dollar Stores Inc.	795	24,979
Fastenal Co.	689	24,508
Federal Realty Investment Trust	299	17,058
FedEx Corp.	1,430	97,011
Fidelity National Financial Inc. Class A	1,166	16,732
Fidelity National Information Services Inc.	858	20,094
Fifth Third Bancorp	4,117	39,112

Security	Shares	Value
First American Corp.	325	$9,604
First Solar Inc.[a]	243	37,517
FirstEnergy Corp.	1,495	61,594
Fiserv Inc.[a]	676	32,049
Flextronics International Ltd.[a]	5,122	27,249
FLIR Systems Inc.[a]	572	12,292
Flowserve Corp.	208	16,800
Fluor Corp.	832	43,930
FMC Corp.	80	3,891
FMC Technologies Inc.[a]	598	26,013
Ford Motor Co.[a]	13,910	111,280
Forest Laboratories Inc.[a]	1,365	35,258
Fortune Brands Inc.	702	27,778
Foster Wheeler AGa	988	22,823
FPL Group Inc.	1,872	106,086
Franklin Resources Inc.	1,014	89,922
Freeport-McMoRan Copper & Gold Inc.	2,106	126,992
FTI Consulting Inc.[a]	130	7,076
GameStop Corp. Class Aa	782	17,118
Gap Inc. (The)	2,847	46,463
Garmin Ltd.[b]	598	16,541
General Dynamics Corp.	1,703	94,329
General Mills Inc.	1,560	91,900
Genuine Parts Co.	949	33,614
Genzyme Corp.[a]	1,300	67,457
Gilead Sciences Inc.[a]	4,459	218,179
Goldman Sachs Group Inc. (The)	2,550	416,415
Goodrich Corp.	351	18,027
Goodyear Tire & Rubber Co. (The)[a]	1,612	27,436
Google Inc. Class Aa	1,196	529,888
H&R Block Inc.	1,508	25,169
H.J. Heinz Co.	1,482	56,998
Halliburton Co.	4,355	96,202
Hansen Natural Corp.[a]	390	12,094
Harley-Davidson Inc.	1,235	27,911
Harris Corp.	572	17,909
Harsco Corp.	416	11,444
Hasbro Inc.	975	25,838
HCP Inc.	1,066	27,460
Health Care REIT Inc.	143	5,729
Helmerich & Payne Inc.	546	18,761
Henry Schein Inc.[a]	169	8,683

112	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Hershey Co. (The)	689	$27,526
Hess Corp.	1,469	81,089
Hewlett-Packard Co.	11,963	517,998
Hologic Inc.[a]	1,183	17,378
Home Depot Inc. (The)	8,372	217,170
Honeywell International Inc.	3,523	122,248
Hormel Foods Corp.	130	4,668
Hospira Inc.[a]	767	29,476
Hudson City Bancorp Inc.	2,522	35,459
Humana Inc.[a]	741	24,342
IHS Inc. Class Aa	221	11,037
Illinois Tool Works Inc.	2,288	92,778
Illumina Inc.[a]	559	20,202
IMS Health Inc.	1,144	13,728
Integrys Energy Group Inc.	572	19,322
Intel Corp.	27,771	534,592
IntercontinentalExchange Inc.[a]	351	33,015
International Business Machines Corp.	6,513	768,078
International Flavors & Fragrances Inc.	533	18,794
International Game Technology	1,651	32,607
International Paper Co.	2,208	41,532
Interpublic Group of Companies Inc. (The)[a]	2,899	15,104
Intuit Inc.[a]	1,534	45,560
Intuitive Surgical Inc.[a]	208	47,283
Invesco Ltd.	2,433	48,052
Iron Mountain Inc.[a]	819	23,923
ITT Corp.	780	38,532
ITT Educational Services Inc.[a]	195	18,983
J.B. Hunt Transport Services Inc.	169	4,724
J.C. Penney Co. Inc.	1,066	32,140
J.M. Smucker Co. (The)	520	26,016
Jacobs Engineering Group Inc.[a]	572	23,441
Jefferies Group Inc.[a,b]	507	11,590
Johnson & Johnson	13,446	818,727
Johnson Controls Inc.	2,977	77,045
Joy Global Inc.	510	18,962
JPMorgan Chase & Co.	19,006	734,582
Juniper Networks Inc.[a]	2,522	65,900
KBR Inc.	676	14,324
Kellogg Co.	1,235	58,663
KeyCorp	6,030	34,853

Security	Shares	Value
Kimberly-Clark Corp.	2,015	$117,777
Kimco Realty Corp.	3,241	31,891
Kinder Morgan Management LLC[a]	270	12,685
KLA-Tencor Corp.	936	29,840
Kohl’s Corp.[a]	1,534	74,476
Kraft Foods Inc. Class A	7,384	209,263
Kroger Co. (The)	3,341	71,431
L-3 Communications Holdings Inc.	624	47,112
Laboratory Corp. of America Holdings[a]	559	37,559
Lam Research Corp.[a]	624	18,757
Las Vegas Sands Corp.[a]	1,469	13,735
Legg Mason Inc.	1,118	31,461
Leggett & Platt Inc.	1,287	22,329
Lender Processing Services Inc.	364	12,442
Leucadia National Corp.[a]	2,145	52,553
Level 3 Communications Inc.[a]	10,553	12,980
Liberty Global Inc. Series Aa	923	19,337
Liberty Global Inc. Series Ca	832	17,339
Liberty Media Corp. – Liberty Entertainment Group Series Aa	7,285	203,761
Liberty Media Corp. – Liberty Interactive Group Series Aa	4,615	30,736
Life Technologies Corp.[a]	823	37,471
Limited Brands Inc.	1,794	23,214
Lincoln National Corp.	2,037	43,164
Linear Technology Corp.	1,053	28,294
Lockheed Martin Corp.	1,651	123,429
Loews Corp.	1,508	45,270
Lorillard Inc.	793	58,460
Lowe’s Companies Inc.	7,384	165,845
LSI Corp.[a]	3,432	17,778
M&T Bank Corp.[b]	481	28,052
Macy’s Inc.	2,184	30,379
Manpower Inc.	416	19,947
Marathon Oil Corp.	3,523	113,617
Marriott International Inc. Class A	1,449	31,211
Marsh & McLennan Companies Inc.	2,665	54,419
Martin Marietta Materials Inc.	195	16,784
Marvell Technology Group Ltd.[a]	2,483	33,123
Masco Corp.	1,950	27,164
MasterCard Inc. Class A	465	90,224
Mattel Inc.	1,937	34,052

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Maxim Integrated Products Inc.	1,339	$23,727
McAfee Inc.[a]	780	34,772
McCormick & Co. Inc. NVS	715	23,037
McDermott International Inc.[a]	2,119	41,405
McDonald’s Corp.	5,202	286,422
McGraw-Hill Companies Inc. (The)	1,716	53,797
McKesson Corp.	1,469	75,139
MDU Resources Group Inc.	585	11,776
MeadWestvaco Corp.	858	16,722
Medco Health Solutions Inc.[a]	2,457	129,877
Medtronic Inc.	5,616	198,919
MEMC Electronic Materials Inc.[a]	1,768	31,152
Merck & Co. Inc.	10,504	315,225
Metavante Technologies Inc.[a]	403	12,412
MetLife Inc.	4,251	144,321
MetroPCS Communications Inc.[a]	975	11,554
Microchip Technology Inc.	1,079	29,057
Micron Technology Inc.[a]	4,173	26,665
Microsoft Corp.	39,291	924,124
Millipore Corp.[a]	338	23,525
Mirant Corp.[a]	240	4,334
Mohawk Industries Inc.[a]	338	17,434
Molson Coors Brewing Co. Class B	611	27,623
Monsanto Co.	2,886	242,424
Moody’s Corp.	1,170	27,776
Morgan Stanley	6,434	183,369
Mosaic Co. (The)	1,119	58,356
Motorola Inc.	10,660	76,326
Murphy Oil Corp.	871	50,692
Mylan Inc.[a,b]	1,430	18,862
Myriad Genetics Inc.[a]	299	8,199
Nabors Industries Ltd.[a]	1,313	22,347
NASDAQ OMX Group Inc. (The)[a]	962	20,327
National Oilwell Varco Inc.[a]	2,081	74,791
National Semiconductor Corp.	1,352	20,361
NetApp Inc.[a]	1,807	40,585
New York Community Bancorp Inc.[b]	2,041	22,329
Newell Rubbermaid Inc.	1,261	16,229
Newfield Exploration Co.[a]	624	24,542
Newmont Mining Corp.	2,262	93,534
News Corp. Class A	10,101	104,343
News Corp. Class B	2,418	29,064
NII Holdings Inc.[a]	1,235	28,430

Security	Shares	Value
Nike Inc. Class B	1,820	$103,085
NiSource Inc.	1,365	17,595
Noble Corp.	1,274	43,138
Noble Energy Inc.	819	50,057
Nordstrom Inc.[b]	689	18,217
Norfolk Southern Corp.	2,093	90,522
Northeast Utilities	455	10,470
Northern Trust Corp.	1,261	75,420
Northrop Grumman Corp.	1,625	72,443
NRG Energy Inc.[a]	1,378	37,495
NSTAR	273	8,763
Nuance Communications Inc.[a]	845	11,154
Nucor Corp.	1,521	67,639
NVIDIA Corp.[a]	2,977	38,493
NYSE Euronext Inc.	1,924	51,852
Occidental Petroleum Corp.	3,913	279,153
Old Republic International Corp.	1,625	16,803
Omnicare Inc.	546	13,033
Omnicom Group Inc.	1,508	51,272
ONEOK Inc.	234	7,745
Oracle Corp.	19,565	432,973
O’Reilly Automotive Inc.[a]	455	18,500
Owens-Illinois Inc.[a]	949	32,209
PACCAR Inc.	1,729	59,910
Pactiv Corp.[a]	273	6,874
Pall Corp.	663	19,943
Parker Hannifin Corp.	845	37,417
PartnerRe Ltd.	312	21,400
Patterson Companies Inc.[a]	793	20,110
Patterson-UTI Energy Inc.	507	7,002
Paychex Inc.	1,664	44,096
Peabody Energy Corp.	1,456	48,208
Pentair Inc.	754	20,599
People’s United Financial Inc.	2,522	40,983
Pepco Holdings Inc.	1,443	20,750
Pepsi Bottling Group Inc.	988	33,543
PepsiAmericas Inc.	137	3,669
PepsiCo Inc.	7,683	436,010
Perrigo Co.	312	8,468
Petrohawk Energy Corp.[a]	1,391	33,773
PetSmart Inc.	910	20,357
Pfizer Inc.	33,085	527,044
PG&E Corp.	1,755	70,849

114	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Pharmaceutical Product Development Inc.	494	$10,260
Philip Morris International Inc.	9,893	461,014
Pinnacle West Capital Corp.	598	19,112
Pioneer Natural Resources Co.	572	16,331
Pitney Bowes Inc.	676	13,959
Plains Exploration & Production Co.[a]	507	14,526
Plum Creek Timber Co. Inc.	975	30,498
PNC Financial Services Group Inc. (The)	2,626	96,269
Polo Ralph Lauren Corp.	390	24,590
PPG Industries Inc.	819	45,045
PPL Corp.	1,846	62,376
Praxair Inc.	1,586	123,993
Precision Castparts Corp.	585	46,689
Priceline.com Inc.[a,b]	182	23,591
Pride International Inc.[a]	806	20,206
Principal Financial Group Inc.	1,963	46,523
Procter & Gamble Co. (The)	14,378	798,123
Progress Energy Inc.	1,508	59,476
Progressive Corp. (The)[a]	3,276	51,040
ProLogis	1,651	14,512
Prudential Financial Inc.	2,366	104,743
Public Service Enterprise Group Inc.	2,496	80,995
Public Storage	650	47,171
Pulte Homes Inc.[b]	663	7,538
QUALCOMM Inc.	8,125	375,456
Quanta Services Inc.[a]	754	17,576
Quest Diagnostics Inc.	806	44,024
Questar Corp.	832	27,514
Qwest Communications International Inc.	7,670	29,606
R.R. Donnelley & Sons Co.	975	13,553
Ralcorp Holdings Inc.[a]	195	12,384
Range Resources Corp.	754	34,993
Raytheon Co.	2,054	96,435
Red Hat Inc.[a]	819	18,698
Regency Centers Corp.	377	12,094
Regions Financial Corp.	9,490	41,946
RenaissanceRe Holdings Ltd.	442	22,211
Republic Services Inc.	1,053	28,010
Reynolds American Inc.	780	33,938
Robert Half International Inc.	767	19,014

Security	Shares	Value
Rockwell Automation Inc.	767	$31,761
Rockwell Collins Inc.	806	34,013
Roper Industries Inc.	221	10,568
Ross Stores Inc.	689	30,378
Rowan Companies Inc.	702	14,974
Royal Caribbean Cruises Ltd.	728	10,571
Safeway Inc.	2,197	41,589
SAIC Inc.[a]	598	10,818
Salesforce.com Inc.[a]	468	20,283
SanDisk Corp.[a]	962	17,143
Sara Lee Corp.	3,328	35,410
SBA Communications Corp. Class Aa	403	10,514
SCANA Corp.	169	5,974
Schering-Plough Corp.	7,930	210,224
Schlumberger Ltd.	5,798	310,193
Scripps Networks Interactive Inc. Class A	351	11,330
Seagate Technology	2,769	33,339
Sealed Air Corp.	1,105	20,321
Sears Holdings Corp.[a,b]	286	18,973
SEI Investments Co.	819	15,479
Sempra Energy	1,183	62,025
Sherwin-Williams Co. (The)	533	30,781
Sigma-Aldrich Corp.	585	29,689
Simon Property Group Inc.	1,329	74,052
SLM Corp.[a]	3,354	29,817
Smith International Inc.	1,079	27,115
Southern Co.	3,861	121,235
Southwestern Energy Co.[a]	1,693	70,141
Spectra Energy Corp.	3,068	56,328
Sprint Nextel Corp.[a]	15,730	62,920
SPX Corp.	260	13,733
St. Jude Medical Inc.[a]	1,677	63,240
Stanley Works (The)	520	20,878
Staples Inc.	3,536	74,327
Starbucks Corp.[a]	3,458	61,207
Starwood Hotels & Resorts Worldwide Inc.	1,066	25,168
State Street Corp.	2,795	140,589
Stericycle Inc.[a]	208	10,650
Stryker Corp.	1,417	55,093
Sun Microsystems Inc.[a]	3,694	33,874

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
Sunoco Inc.	585	$14,444
SunPower Corp. Class Aa,b	536	17,259
SunTrust Banks Inc.	2,330	45,435
SUPERVALU Inc.	1,040	15,423
Symantec Corp.[a]	3,978	59,392
Synopsys Inc.[a]	780	15,584
Sysco Corp.	3,003	71,351
T. Rowe Price Group Inc.	1,469	68,617
Target Corp.	3,435	149,835
TD AMERITRADE Holding Corp.[a]	1,326	24,584
Telephone and Data Systems Inc.	403	10,373
Teradata Corp.[a]	975	23,956
Texas Instruments Inc.	6,305	151,635
TFS Financial Corp.	312	3,463
Thermo Fisher Scientific Inc.[a]	2,080	94,182
3M Co.	3,575	252,109
Tiffany & Co.	676	20,165
Time Warner Cable Inc.	1,745	57,690
Time Warner Inc.	5,240	139,698
TJX Companies Inc. (The)	2,184	79,126
Toll Brothers Inc.[a]	897	17,545
Torchmark Corp.	379	14,804
Total System Services Inc.	1,131	16,603
Transocean Ltd.[a]	1,573	125,352
Travelers Companies Inc. (The)	2,873	123,740
Tyco Electronics Ltd.	2,431	52,194
Tyco International Ltd.	3,029	91,536
Tyson Foods Inc. Class A	1,703	19,465
U.S. Bancorp	10,686	218,101
Ultra Petroleum Corp.[a]	783	34,546
Union Pacific Corp.	2,691	154,786
United Parcel Service Inc. Class B	3,315	178,115
United States Steel Corp.	754	29,972
United Technologies Corp.	4,342	236,509
UnitedHealth Group Inc.	5,865	164,572
Unum Group	1,781	33,429
Urban Outfitters Inc.[a]	351	8,438
URS Corp.[a]	323	16,344
Valero Energy Corp.	2,730	49,140
Varian Medical Systems Inc.[a]	624	22,008
Ventas Inc.	676	23,863
VeriSign Inc.[a]	962	19,663
Verizon Communications Inc.	13,767	441,508

Security	Shares	Value
Vertex Pharmaceuticals Inc.[a]	767	$27,620
VF Corp.	546	35,321
Viacom Inc. Class Ba	2,509	58,108
Virgin Media Inc.	1,482	15,487
Visa Inc. Class A	2,216	145,059
VMware Inc. Class Aa	338	10,894
Vornado Realty Trust	736	37,551
Vulcan Materials Co.	533	25,307
W.R. Berkley Corp.	845	19,629
W.W. Grainger Inc.	390	35,065
Walgreen Co.	4,927	152,983
Wal-Mart Stores Inc.	11,505	573,869
Walt Disney Co. (The)	8,580	215,530
Washington Post Co. (The) Class B	39	17,609
Waste Management Inc.	2,444	68,701
Waters Corp.[a]	494	24,824
Watson Pharmaceuticals Inc.[a]	124	4,307
Weatherford International Ltd.[a]	3,276	61,458
WellPoint Inc.[a]	2,496	131,389
Wells Fargo & Co.	21,971	537,411
Western Digital Corp.[a]	1,105	33,426
Western Union Co.	3,744	65,445
Weyerhaeuser Co.	1,222	42,819
Whirlpool Corp.	364	20,781
White Mountains Insurance Group Ltd.	52	13,416
Whole Foods Market Inc.[a,b]	702	16,981
Williams Companies Inc. (The)	2,964	49,469
Willis Group Holdings Ltd.	949	23,649
Windstream Corp.	2,275	19,952
Wisconsin Energy Corp.	533	22,903
Wyeth	6,500	302,575
Wynn Resorts Ltd.[a,b]	468	23,948
Xcel Energy Inc.	2,379	47,437
Xerox Corp.	4,212	34,496
Xilinx Inc.	1,456	31,581
XTO Energy Inc.	2,769	111,397
Yahoo! Inc.[a]	6,396	91,591
Yum! Brands Inc.	2,158	76,523
Zimmer Holdings Inc.[a]	1,170	54,522

		44,693,248

TOTAL COMMON STOCKS
(Cost: $86,455,376)		83,296,373

116	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2009

Security	Shares	Value
PREFERRED STOCKS – 0.25%

GERMANY – 0.17%
Fresenius SE	312	$17,596
Henkel AG & Co. KGaA	832	30,433
Porsche Automobil Holding SE	468	30,349
RWE AG NVS	221	15,597
Volkswagen AG	624	48,648

		142,623

ITALY – 0.08%
Intesa Sanpaolo SpA RNC	11,934	33,501
Telecom Italia SpA RNC	30,394	34,064

		67,565

TOTAL PREFERRED STOCKS
(Cost: $252,812)		210,188

RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[a,c]	2,148	1

		1

UNITED KINGDOM – 0.00%
Rexam PLC[a]	1,635	2,331

		2,331

TOTAL RIGHTS
(Cost: $0)		2,332

WARRANTS – 0.00%

ITALY – 0.00%
Unione di Banche Italiane ScpA (Expires 6/30/11)[a]	2,658	193

		193

TOTAL WARRANTS
(Cost: $0)		193

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.53%

MONEY MARKET FUNDS – 0.53%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.33%[d,e,f]	357,224	$357,224
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.26%[d,e,f]	49,465	49,465
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[d,e]	35,225	35,225

		441,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $441,914)		441,914

TOTAL INVESTMENTS IN SECURITIES – 100.16% (Cost: $87,150,102)		83,951,000

Other Assets, Less Liabilities – (0.16)%		(133,204)

NET ASSETS – 100.00%		$83,817,796

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	117

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2009

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$31,408,053	$9,433,286,419	$33,175,556	$494,555,920
Affiliated issuers (Note 2)	229,814	808,059,731	1,752,319	7,007,125

Total cost of investments	$31,637,867	$10,241,346,150	$34,927,875	$501,563,045

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$23,238,951	$11,271,593,256	$42,628,188	$490,425,429
Affiliated issuers (Note 2)	229,814	808,059,731	1,752,319	7,067,365

Total fair value of investments	23,468,765	12,079,652,987	44,380,507	497,492,794
Foreign currencies, at value[b]	67,079	21,828,893	52,131	321,735
Receivables:
Investment securities sold	11,340	–	–	–
Due from custodian (Note 4)	–	–	–	75,298
Dividends and interest	49,599	8,177,636	20,765	824,912
Capital shares sold	–	–	–	115,457

Total Assets	23,596,783	12,109,659,516	44,453,403	498,830,196

LIABILITIES
Payables:
Investment securities purchased	35,447	–	–	494,326
Collateral for securities on loan (Note 5)	225,366	802,837,603	1,720,978	5,385,861
Capital shares redeemed	–	16,431	–	–
Investment advisory fees (Note 2)	9,299	6,135,451	20,662	130,244

Total Liabilities	270,112	808,989,485	1,741,640	6,010,431

NET ASSETS	$23,326,671	$11,300,670,031	$42,711,763	$492,819,765

Net assets consist of:
Paid-in capital	$33,391,176	$10,975,659,584	$34,249,494	$504,295,434
Undistributed net investment income	44,279	39,628,852	74,140	952,403
Accumulated net realized loss	(1,940,603)	(1,552,908,210)	(1,065,121)	(8,370,798)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(8,168,181)	1,838,289,805	9,453,250	(4,057,274)

NET ASSETS	$23,326,671	$11,300,670,031	$42,711,763	$492,819,765

Shares outstanding[c]	800,000	268,200,000	900,000	13,100,000

Net asset value per share	$29.16	$42.14	$47.46	$37.62

[a]	Securities on loan with values of $220,818, $751,764,792, $1,552,827 and $5,185,370, respectively. See Note 5.
[b]	Cost of foreign currencies: $66,695, $21,849,285, $51,529 and $316,111, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

118	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2009

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$248,063,981	$801,763,245	$1,327,561,265	$1,285,561,521
Affiliated issuers (Note 2)	4,288,018	90,957,541	15,947,606	27,556,771

Total cost of investments	$252,351,999	$892,720,786	$1,343,508,871	$1,313,118,292

Investments in securities, at fair value (including securities on loana) (Note 1): Unaffiliated issuers	$268,451,701	$1,027,005,230	$1,195,244,128	$1,124,779,959
Affiliated issuers (Note 2)	4,487,000	93,815,574	15,947,606	21,420,168

Total fair value of investments	272,938,701	1,120,820,804	1,211,191,734	1,146,200,127
Foreign currencies, at value[b]	436,023	411,426	1,961,689	1,246,519
Receivables:
Investment securities sold	–	–	465	–
Due from custodian (Note 4)	–	2,438,816	–	–
Dividends and interest	740,932	4,427,998	2,709,440	2,738,788

Total Assets	274,115,656	1,128,099,044	1,215,863,328	1,150,185,434

LIABILITIES
Payables:
Investment securities purchased	183,056	2,454,461	1,055,560	–
Collateral for securities on loan (Note 5)	3,215,631	79,765,196	15,731,993	7,426,814
Investment advisory fees (Note 2)	74,176	532,616	379,867	357,756

Total Liabilities	3,472,863	82,752,273	17,167,420	7,784,570

NET ASSETS	$270,642,793	$1,045,346,771	$1,198,695,908	$1,142,400,864

Net assets consist of:
Paid-in capital	$258,562,994	$818,607,691	$1,628,648,687	$1,489,286,818
Undistributed net investment income	685,320	5,185,897	645,583	1,286,053
Accumulated net realized loss	(9,212,862)	(6,553,057)	(298,356,309)	(181,309,452)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	20,607,341	228,106,240	(132,242,053)	(166,862,555)

NET ASSETS	$270,642,793	$1,045,346,771	$1,198,695,908	$1,142,400,864

Shares outstanding[c]	7,400,000	20,900,000	24,000,000	24,800,000

Net asset value per share	$36.57	$50.02	$49.95	$46.06

[a]	Securities on loan with values of $3,091,867, $73,947,215, $15,036,675 and $7,052,574, respectively. See Note 5.
[b]	Cost of foreign currencies: $431,345, $406,589, $1,921,890 and $1,236,329, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2009

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$376,656,838	$86,399,104
Affiliated issuers (Note 2)	16,487,283	750,998

Total cost of investments	$393,144,121	$87,150,102

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$376,307,175	$83,232,120
Affiliated issuers (Note 2)	16,487,283	718,880

Total fair value of investments	392,794,458	83,951,000
Foreign currencies, at value[b]	1,163,975	103,477
Receivables:
Investment securities sold	623,750	–
Due from custodian (Note 4)	100,498	–
Dividends and interest	720,850	203,974
Capital shares sold	85,708	–

Total Assets	395,489,239	84,258,451

LIABILITIES
Payables:
Investment securities purchased	1,015,962	–
Collateral for securities on loan (Note 5)	16,364,513	406,689
Investment advisory fees (Note 2)	110,165	33,966

Total Liabilities	17,490,640	440,655

NET ASSETS	$377,998,599	$83,817,796

Net assets consist of:
Paid-in capital	$394,392,374	$88,738,336
Undistributed net investment income	870,428	215,556
Accumulated net realized loss	(16,926,516)	(1,941,302)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(337,687)	(3,194,794)

NET ASSETS	$377,998,599	$83,817,796

Shares outstanding[c]	11,800,000	2,600,000

Net asset value per share	$32.03	$32.24

[a]	Securities on loan with values of $15,644,557 and $394,717, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,159,136 and $102,738, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

120	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2009

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$596,460	$191,015,096	$473,088	$6,511,641
Dividends from affiliated issuers (Note 2)	–	–	–	9,201
Interest from affiliated issuers (Note 2)	28	22,321	17	760
Securities lending income from affiliated issuers (Note 2)	12,884	10,999,266	5,499	69,815

Total investment income	609,372	202,036,683	478,604	6,591,417

EXPENSES
Investment advisory fees (Note 2)	97,038	48,140,087	94,034	807,337
Foreign taxes (Note 1)	–	–	–	1,220

Total expenses	97,038	48,140,087	94,034	808,557

Net investment income	512,334	153,896,596	384,570	5,782,860

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,700,953)	(1,908,075,651)	(1,061,999)	(8,731,019)
Investments in affiliated issuers (Note 2)	–	–	–	(14,866)
In-kind redemptions	–	78,216,276	–	1,247,829
Foreign currency transactions	(12,115)	(84,024)	920	16,253

Net realized loss	(1,713,068)	(1,829,943,399)	(1,061,079)	(7,481,803)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,080,226)	2,279,784,792	9,384,298	3,192,963
Translation of assets and liabilities in foreign currencies	1,355	(19,102)	618	12,465

Net change in unrealized appreciation (depreciation)	(5,078,871)	2,279,765,690	9,384,916	3,205,428

Net realized and unrealized gain (loss)	(6,791,939)	449,822,291	8,323,837	(4,276,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,279,605)	$603,718,887	$8,708,407	$1,506,485

[a]	Net of foreign withholding tax of $45,755, $16,456,990, $44,974 and $433,901, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2009

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund[a]	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$6,214,687	$11,520,808	$28,648,090	$36,760,629
Dividends from affiliated issuers (Note 2)	6,440	301,040	–	272,557
Interest from affiliated issuers (Note 2)	198	469	1,547	1,279
Securities lending income from affiliated issuers (Note 2)	26,343	61,867	285,023	240,277

Total investment income	6,247,668	11,884,184	28,934,660	37,274,742

EXPENSES
Investment advisory fees (Note 2)	625,701	2,495,039	4,071,198	3,559,419
Foreign taxes (Note 1)	4,402	–	34,653	–

Total expenses	630,103	2,495,039	4,105,851	3,559,419

Less:
Investment advisory fees waived (Note 2)	–	(34,292)	–	–

Net expenses	630,103	2,460,747	4,105,851	3,559,419

Net investment income	5,617,565	9,423,437	24,828,809	33,715,323

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(9,442,972)	(6,573,482)	(279,364,208)	(156,387,228)
Investments in affiliated issuers (Note 2)	(59,841)	(269,492)	–	(679,509)
In-kind redemptions	(5,899,399)	22,420,547	(3,822,012)	(6,594,801)
Foreign currency transactions	81,698	51,040	(2,237)	(97,095)

Net realized gain (loss)	(15,320,514)	15,628,613	(283,188,457)	(163,758,633)

Net change in unrealized appreciation (depreciation) on:
Investments	22,452,353	228,100,018	(73,823,817)	(11,804,364)
Translation of assets and liabilities in foreign currencies	20,379	6,222	84,624	38,957

Net change in unrealized appreciation (depreciation)	22,472,732	228,106,240	(73,739,193)	(11,765,407)

Net realized and unrealized gain (loss)	7,152,218	243,734,853	(356,927,650)	(175,524,040)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,769,783	$253,158,290	$(332,098,841)	$(141,808,717)

[a]	For the period from August 13, 2008 (commencement of operations) to July 31, 2009.
[b]	Net of foreign withholding tax of $639,216, $1,497,827, $2,405,128 and $3,424,519, respectively.

See notes to financial statements.

122	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2009

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,682,778	$2,943,024
Dividends from affiliated issuers (Note 2)	–	3,374
Interest from affiliated issuers (Note 2)	394	248
Securities lending income from affiliated issuers (Note 2)	170,582	35,043

Total investment income	6,853,754	2,981,689

EXPENSES
Investment advisory fees (Note 2)	866,355	254,837
Foreign taxes (Note 1)	–	836

Total expenses	866,355	255,673

Net investment income	5,987,399	2,726,016

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,016,527)	(4,473,118)
Investments in affiliated issuers (Note 2)	–	153,586
In-kind redemptions	9,154,377	40,557,972
Foreign currency transactions	(98,748)	26,683

Net realized gain (loss)	(7,960,898)	36,265,123

Net change in unrealized appreciation (depreciation) on:
Investments	10,370,932	1,878,440
Translation of assets and liabilities in foreign currencies	14,932	4,378

Net change in unrealized appreciation (depreciation)	10,385,864	1,882,818

Net realized and unrealized gain	2,424,966	38,147,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,412,365	$40,873,957

[a]	Net of foreign withholding tax of $553,075 and $158,366, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	123

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares FTSE/Xinhua China 25 Index Fund
	Year ended July 31, 2009	Period from November 12, 2007[a] to July 31, 2008	Year ended July 31, 2009	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$512,334	$364,986	$153,896,596	$115,428,549
Net realized gain (loss)	(1,713,068)	(232,835)	(1,829,943,399)	2,260,227,726
Net change in unrealized appreciation (depreciation)	(5,078,871)	(3,089,310)	2,279,765,690	(2,324,448,542)

Net increase (decrease) in net assets resulting from operations	(6,279,605)	(2,957,159)	603,718,887	51,207,733

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(529,454)	(298,287)	(127,160,014)	(154,639,327)

Total distributions to shareholders	(529,454)	(298,287)	(127,160,014)	(154,639,327)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,778,825	26,612,351	7,989,061,958	7,277,657,443
Cost of shares redeemed	–	–	(3,843,313,014)	(6,346,722,216)

Net increase in net assets from capital share transactions	6,778,825	26,612,351	4,145,748,944	930,935,227

INCREASE (DECREASE) IN NET ASSETS	(30,234)	23,356,905	4,622,307,817	827,503,633

NET ASSETS
Beginning of period	23,356,905	–	6,678,362,214	5,850,858,581

End of period	$23,326,671	$23,356,905	$11,300,670,031	$6,678,362,214

Undistributed net investment income included in net assets at end of period	$44,279	$70,704	$39,628,852	$12,976,294

SHARES ISSUED AND REDEEMED
Shares sold	200,000	600,000	258,600,000	144,000,000
Shares redeemed	–	–	(137,250,000)	(121,650,000)

Net increase in shares outstanding	200,000	600,000	121,350,000	22,350,000

[a]	Commencement of operations.

See notes to financial statements.

124	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE China (HK Listed) Index Fund		iShares MSCI ACWI Index Fund
	Year ended July 31, 2009	Period from June 24, 2008[a] to July 31, 2008	Year ended July 31, 2009	Period from March 26, 2008[a] to July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$384,570	$(1,719)	$5,782,860	$391,819
Net realized gain (loss)	(1,061,079)	(3,122)	(7,481,803)	288,994
Net change in unrealized appreciation (depreciation)	9,384,916	68,334	3,205,428	(7,262,702)

Net increase (decrease) in net assets resulting from operations	8,708,407	63,493	1,506,485	(6,581,889)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(311,435)	–	(5,240,306)	–

Total distributions to shareholders	(311,435)	–	(5,240,306)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,350,412	4,900,886	512,754,342	165,198,479
Cost of shares redeemed	–	–	(169,464,676)	(5,352,670)

Net increase in net assets from capital share transactions	29,350,412	4,900,886	343,289,666	159,845,809

INCREASE IN NET ASSETS	37,747,384	4,964,379	339,555,845	153,263,920

NET ASSETS
Beginning of period	4,964,379	–	153,263,920	–

End of period	$42,711,763	$4,964,379	$492,819,765	$153,263,920

Undistributed net investment income included in net assets at end of period	$74,140	$85	$952,403	$392,307

SHARES ISSUED AND REDEEMED
Shares sold	800,000	100,000	15,400,000	3,300,000
Shares redeemed	–	–	(5,500,000)	(100,000)

Net increase in shares outstanding	800,000	100,000	9,900,000	3,200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	125

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI All Country Asia ex Japan Index Fund

	Year ended July 31, 2009	Period from March 26, 2008[a] to July 31, 2008	Period from August 13, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,617,565	$249,381	$9,423,437
Net realized gain (loss)	(15,320,514)	(54,449)	15,628,613
Net change in unrealized appreciation (depreciation)	22,472,732	(1,865,391)	228,106,240

Net increase (decrease) in net assets resulting from operations	12,769,783	(1,670,459)	253,158,290

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,263,263)	–	(4,289,082)

Total distributions to shareholders	(5,263,263)	–	(4,289,082)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	271,841,593	50,020,881	963,409,716
Cost of shares redeemed	(57,055,742)	–	(166,932,153)

Net increase in net assets from capital share transactions	214,785,851	50,020,881	796,477,563

INCREASE IN NET ASSETS	222,292,371	48,350,422	1,045,346,771

NET ASSETS
Beginning of period	48,350,422	–	–

End of period	$270,642,793	$48,350,422	$1,045,346,771

Undistributed net investment income included in net assets at end of period	$685,320	$249,117	$5,185,897

SHARES ISSUED AND REDEEMED
Shares sold	8,800,000	1,000,000	26,100,000
Shares redeemed	(2,400,000)	–	(5,200,000)

Net increase in shares outstanding	6,400,000	1,000,000	20,900,000

[a]	Commencement of operations.

See notes to financial statements.

126	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund

	Year ended July 31, 2009	Year ended July 31, 2008	Year ended July 31, 2009	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,828,809	$24,794,767	$33,715,323	$42,888,553
Net realized gain (loss)	(283,188,457)	(9,057,776)	(163,758,633)	7,303,253
Net change in unrealized appreciation (depreciation)	(73,739,193)	(141,921,894)	(11,765,407)	(255,977,545)

Net decrease in net assets resulting from operations	(332,098,841)	(126,184,903)	(141,808,717)	(205,785,739)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,879,748)	(27,818,266)	(33,575,451)	(61,663,569)
From net realized gain	–	(332,580)	–	(15,065,069)

Total distributions to shareholders	(27,879,748)	(28,150,846)	(33,575,451)	(76,728,638)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	259,018,581	1,016,117,996	524,040,578	187,032,387
Cost of shares redeemed	(41,339,520)	(32,941,055)	(130,702,410)	(176,728,883)

Net increase in net assets from capital share transactions	217,679,061	983,176,941	393,338,168	10,303,504

INCREASE (DECREASE) IN NET ASSETS	(142,299,528)	828,841,192	217,954,000	(272,210,873)

NET ASSETS
Beginning of year	1,340,995,436	512,154,244	924,446,864	1,196,657,737

End of year	$1,198,695,908	$1,340,995,436	$1,142,400,864	$924,446,864

Undistributed net investment income included in net assets at end of year	$645,583	$3,641,392	$1,286,053	$1,127,986

SHARES ISSUED AND REDEEMED
Shares sold	5,600,000	13,200,000	13,200,000	2,400,000
Shares redeemed	(1,200,000)	(400,000)	(4,000,000)	(2,400,000)

Net increase in shares outstanding	4,400,000	12,800,000	9,200,000	–

See notes to financial statements.

FINANCIAL STATEMENTS	127

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund		iShares MSCI Kokusai Index Fund
	Year ended July 31, 2009	Period from December 10, 2007[a] to July 31, 2008	Year ended July 31, 2009	Period from December 10, 2007[a] to July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,987,399	$1,002,500	$2,726,016	$352,390
Net realized gain (loss)	(7,960,898)	(611,658)	36,265,123	152,789
Net change in unrealized appreciation (depreciation)	10,385,864	(10,723,551)	1,882,818	(5,077,612)

Net increase (decrease) in net assets resulting from operations	8,412,365	(10,332,709)	40,873,957	(4,572,433)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,582,744)	(728,089)	(2,676,486)	(214,409)

Total distributions to shareholders	(5,582,744)	(728,089)	(2,676,486)	(214,409)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	284,900,940	166,993,798	523,297,727	64,075,315
Cost of shares redeemed	(65,664,962)	–	(520,026,309)	(16,939,566)

Net increase in net assets from capital share transactions	219,235,978	166,993,798	3,271,418	47,135,749

INCREASE IN NET ASSETS	222,065,599	155,933,000	41,468,889	42,348,907

NET ASSETS
Beginning of period	155,933,000	–	42,348,907	–

End of period	$377,998,599	$155,933,000	$83,817,796	$42,348,907

Undistributed net investment income included in net assets at end of period	$870,428	$295,874	$215,556	$137,725

SHARES ISSUED AND REDEEMED
Shares sold	10,600,000	3,800,000	20,000,000	1,400,000
Shares redeemed	(2,600,000)	–	(18,400,000)	(400,000)

Net increase in shares outstanding	8,000,000	3,800,000	1,600,000	1,000,000

[a]	Commencement of operations.

See notes to financial statements.

128	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE Developed Small Cap ex-North America Index Fund

	Year ended Jul. 31, 2009	Period from Nov. 12, 2007[a] to Jul. 31, 2008

Net asset value, beginning of period	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.67	0.96
Net realized and unrealized loss[c]	(9.78)	(10.09)

Total from investment operations	(9.11)	(9.13)

Less distributions from:
Net investment income	(0.66)	(0.79)

Total distributions	(0.66)	(0.79)

Net asset value, end of period	$29.16	$38.93

Total return	(23.06)%	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,327	$23,357
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	2.64%	3.13%
Portfolio turnover rate[f]	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund

	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[b]	Year ended Jul. 31, 2007[b]	Year ended Jul. 31, 2006[b]	Period from Oct. 5, 2004[a] to Jul. 31, 2005[b]

Net asset value, beginning of period	$45.48	$46.99	$26.05	$20.47	$17.87

Income from investment operations:
Net investment income	0.75 [c]	0.92 [c]	0.59 [c]	0.61 [c]	0.33
Net realized and unrealized gain (loss)[d]	(3.56)	(1.17)	20.79	5.39	2.27

Total from investment operations	(2.81)	(0.25)	21.38	6.00	2.60

Less distributions from:
Net investment income	(0.53)	(1.26)	(0.44)	(0.42)	–

Total distributions	(0.53)	(1.26)	(0.44)	(0.42)	–

Net asset value, end of period	$42.14	$45.48	$46.99	$26.05	$20.47

Total return	(5.86)%	(0.85)%	82.72%	29.81%	14.57%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,300,670	$6,678,362	$5,850,859	$2,973,412	$1,000,952
Ratio of expenses to average net assets[f]	0.73%	0.74%	0.74%	0.74%	0.78%
Ratio of net investment income to average net assets[f]	2.33%	1.76%	1.74%	2.62%	2.97%
Portfolio turnover rate[g]	44%	24%	36%	45%	13%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Year ended Jul. 31, 2009	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	1.11	(0.02)
Net realized and unrealized gain (loss)[c]	(2.81)	0.65

Total from investment operations	(1.70)	0.63

Less distributions from:
Net investment income	(0.48)	–

Total distributions	(0.48)	–

Net asset value, end of period	$47.46	$49.64

Total return	(3.26)%	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,712	$4,964
Ratio of expenses to average net assets[e]	0.72%	0.74%
Ratio of net investment income (loss) to average net assets[e]	2.96%	(0.35)%
Portfolio turnover rate[f]	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	131

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008

Net asset value, beginning of period	$47.89	$49.93

Income from investment operations:
Net investment income[b]	0.82	0.39
Net realized and unrealized loss[c]	(10.63)	(2.43)

Total from investment operations	(9.81)	(2.04)

Less distributions from:
Net investment income	(0.46)	–

Total distributions	(0.46)	–

Net asset value, end of period	$37.62	$47.89

Total return	(20.31)%	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$492,820	$153,264
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes	0.35%	n/a
Ratio of net investment income to average net assets[e]	2.50%	2.25%
Portfolio turnover rate[f]	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

132	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008

Net asset value, beginning of period	$48.35	$50.15

Income from investment operations:
Net investment income[b]	0.94	0.68
Net realized and unrealized loss[c]	(12.03)	(2.48)

Total from investment operations	(11.09)	(1.80)

Less distributions from:
Net investment income	(0.69)	–

Total distributions	(0.69)	–

Net asset value, end of period	$36.57	$48.35

Total return	(22.70)%	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$270,643	$48,350
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes	0.35%	n/a
Ratio of net investment income to average net assets[e]	3.14%	3.79%
Portfolio turnover rate[f]	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	133

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI All Country Asia ex Japan Index Fund
Period from Aug. 13, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$49.77

Income from investment operations:
Net investment income[b]	0.98
Net realized and unrealized loss[c]	(0.47)

Total from investment operations	0.51

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$50.02

Total return	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,045,347
Ratio of expenses to average net assets prior to waive fees[e]	0.72%
Ratio of expenses to average net assets after waived fees[e]	0.71%
Ratio of net investment income to average net assets[e]	2.71%
Portfolio turnover rate[f]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

134	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006

Net asset value, beginning of period	$68.42	$75.32	$61.72	$50.88

Income from investment operations:
Net investment income[b]	1.12	1.70	1.35	1.34
Net realized and unrealized gain (loss)[c]	(18.41)	(6.97)	12.94	9.73

Total from investment operations	(17.29)	(5.27)	14.29	11.07

Less distributions from:
Net investment income	(1.18)	(1.61)	(0.69)	(0.23)
Net realized gain	–	(0.02)	–	–

Total distributions	(1.18)	(1.63)	(0.69)	(0.23)

Net asset value, end of period	$49.95	$68.42	$75.32	$61.72

Total return	(25.03)%	(7.11)%	23.28%	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,198,696	$1,340,995	$512,154	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets exclusive of foreign taxes	0.40%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.44%	2.30%	1.93%	2.25%
Portfolio turnover rate[f]	33%	37%	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	135

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006

Net asset value, beginning of period	$59.26	$76.71	$63.05	$51.00

Income from investment operations:
Net investment income[b]	1.53	2.72	2.16	2.61
Net realized and unrealized gain (loss)[c]	(13.43)	(15.42)	12.69	9.69

Total from investment operations	(11.90)	(12.70)	14.85	12.30

Less distributions from:
Net investment income	(1.30)	(3.83)	(1.19)	(0.25)
Net realized gain	–	(0.92)	–	–

Total distributions	(1.30)	(4.75)	(1.19)	(0.25)

Net asset value, end of period	$46.06	$59.26	$76.71	$63.05

Total return	(19.73)%	(17.21)%	23.70%	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,142,401	$924,447	$1,196,658	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.79%	3.88%	2.95%	4.34%
Portfolio turnover rate[f]	35%	28%	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

136	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008

Net asset value, beginning of period	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.74	0.87
Net realized and unrealized loss[c]	(9.19)	(9.98)

Total from investment operations	(8.45)	(9.11)

Less distributions from:
Net investment income	(0.56)	(0.55)

Total distributions	(0.56)	(0.55)

Net asset value, end of period	$32.03	$41.04

Total return	(20.31)%	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$377,999	$155,933
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.76%	3.10%
Portfolio turnover rate[f]	23%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	137

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008

Net asset value, beginning of period	$42.35	$50.29

Income from investment operations:
Net investment income[b]	0.74	0.76
Net realized and unrealized loss[c]	(9.98)	(8.49)

Total from investment operations	(9.24)	(7.73)

Less distributions from:
Net investment income	(0.87)	(0.21)

Total distributions	(0.87)	(0.21)

Net asset value, end of period	$32.24	$42.35

Total return	(21.54)%	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$83,818	$42,349
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of expenses to average net assets exclusive of foreign taxes	0.25%	n/a
Ratio of net investment income to average net assets[e]	2.67%	2.67%
Portfolio turnover rate[f]	14%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

138	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares FTSE China (HK Listed), iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap and iShares MSCI Kokusai Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI All Country Asia ex Japan Index Fund commenced operations on August 13, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Continued)

iSHARES® TRUST

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

140	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of July 31, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
FTSE Developed Small Cap ex-North America	$23,468,765	$–	$–	$23,468,765
FTSE/Xinhua China 25	12,079,652,987	–	–	12,079,652,987
FTSE China (HK Listed)	44,380,507	–	–	44,380,507

MSCI ACWI
Common Stocks	485,414,298	–	–	485,414,298
Preferred Stocks	6,224,047	–	–	6,224,047
Rights	25,556	–	1	25,557
Warrants	1,712	–	–	1,712
Short-Term Investments	5,827,180	–	–	5,827,180

Total MSCI ACWI	497,492,793	–	1	497,492,794

MSCI ACWI ex US	272,938,701	–	–	272,938,701
MSCI All Country Asia ex Japan	1,120,820,804	–	–	1,120,820,804
MSCI EAFE Growth	1,211,191,734	–	–	1,211,191,734
MSCI EAFE Value	1,146,200,127	–	–	1,146,200,127

MSCI EAFE Small Cap
Common Stocks	376,013,893	–	107,173	376,121,066
Rights	130,638	–	36,167	166,805
Warrants	19,304	–	–	19,304
Short-Term Investments	16,487,283	–	–	16,487,283

Total MSCI EAFE Small Cap	392,651,118	–	143,340	392,794,458

MSCI Kokusai	83,951,000	–	–	83,951,000

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended July 31, 2009:

iShares Index Fund and Asset Class	Balance at Beginning of Year	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
MSCI ACWI
Common Stocks	$98,397	$–	$–	$(98,397)	$–	$–
Rights	–	–	–	1	1	1
MSCI EAFE Small Cap
Common Stocks	160,987	(758,778)	311,888	393,076	107,173	(763,355)
Rights	–	–	–	36,167	36,167	36,167
SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of July 31, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

142	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2009, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
FTSE Developed Small Cap ex-North America	$133,481	$(8,304,809)	$(1,893,177)	$(10,064,505)
FTSE/Xinhua China 25	39,628,852	593,200,572	(307,818,977)	325,010,447
FTSE China (HK Listed)	74,140	8,755,395	(367,266)	8,462,269
MSCI ACWI	1,047,567	(6,629,102)	(5,894,134)	(11,475,669)
MSCI ACWI ex US	994,537	18,988,170	(7,902,908)	12,079,799
MSCI All Country Asia ex Japan Index	7,079,018	225,036,340	(5,376,278)	226,739,080
MSCI EAFE Growth	2,233,198	(155,973,181)	(276,212,796)	(429,952,779)
MSCI EAFE Value	2,676,455	(202,923,507)	(146,638,902)	(346,885,954)
MSCI EAFE Small Cap	3,727,564	(8,193,913)	(11,927,426)	(16,393,775)
MSCI Kokusai	243,606	(3,638,040)	(1,526,106)	(4,920,540)

For the years ended July 31, 2009 and July 31, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2009.

From November 1, 2008 to July 31, 2009, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2010, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
FTSE Developed Small Cap ex-North America	$1,449,976
FTSE/Xinhua China 25	245,667,428
FTSE China (HK Listed)	317,086
MSCI ACWI	5,325,815
MSCI ACWI ex US	7,452,014

iShares Index Fund	Deferred Net Realized Capital Losses
MSCI All Country Asia ex Japan Index	$5,261,498
MSCI EAFE Growth	253,945,614
MSCI EAFE Value	116,994,387
MSCI EAFE Small Cap	11,263,879
MSCI Kokusai	1,401,343

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of July 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2016	Expiring 2017	Total
FTSE Developed Small Cap ex-North America	$–	$–	$443,201	$443,201
FTSE/Xinhua China 25	3,332,711	451,243	58,367,595	62,151,549
FTSE China (HK Listed)	–	–	50,180	50,180
MSCI ACWI	–	–	568,319	568,319
MSCI ACWI ex US	–	–	450,894	450,894
MSCI All Country Asia ex Japan	–	–	114,780	114,780
MSCI EAFE Growth	–	2,756,980	19,510,202	22,267,182
MSCI EAFE Value	–	3,201,806	26,442,709	29,644,515
MSCI EAFE Small Cap	–	–	663,547	663,547
MSCI Kokusai	–	–	124,763	124,763

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$31,774,495	$964,725	$(9,270,455)	$(8,305,730)
FTSE/Xinhua China 25	11,486,435,383	633,342,730	(40,125,126)	593,217,604
FTSE China (HK Listed)	35,625,730	8,754,777	–	8,754,777
MSCI ACWI	504,134,873	19,639,650	(26,281,729)	(6,642,079)
MSCI ACWI ex US	253,971,170	29,253,839	(10,286,308)	18,967,531
MSCI All Country Asia ex Japan	895,790,686	225,048,143	(18,025)	225,030,118
MSCI EAFE Growth	1,367,239,999	21,996,887	(178,045,152)	(156,048,265)
MSCI EAFE Value	1,349,179,244	20,430,190	(223,409,307)	(202,979,117)
MSCI EAFE Small Cap	401,000,347	26,681,669	(34,887,558)	(8,205,889)
MSCI Kokusai	87,593,348	1,971,452	(5,613,800)	(3,642,348)

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Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of July 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40
MSCI EAFE Small Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares FTSE/Xinhua China 25 and iShares FTSE China (HK Listed) Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

For its investment advisory services to the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds and the iShares MSCI EAFE Index Fund as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI All Country Asia ex Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund, and the iShares MSCI BRIC and iShares MSCI Emerging Markets Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

Effective August 13, 2008, BGFA has contractually agreed to waive a portion of its advisory fees for the iShares MSCI All Country Asia ex Japan Index Fund through November 30, 2009 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$12,884
FTSE/Xinhua China 25	10,999,266
FTSE China (HK Listed)	5,499
MSCI ACWI	69,815
MSCI ACWI ex US	26,343

iShares Index Fund	Securities Lending Agent Fees
MSCI All Country Asia ex Japan	$61,867
MSCI EAFE Growth	285,023
MSCI EAFE Value	240,277
MSCI EAFE Small Cap	170,582
MSCI Kokusai	35,043

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which

146	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the year ended July 31, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

MSCI ACWI
Barclays PLC	43	278	74	247	$1,240,185	$9,201	$(14,866)

MSCI ACWI ex US
Barclays PLC	25	269	60	234	1,173,044	6,440	(59,841)

MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	–	1,417	221	1,196	11,670,130	301,040	(269,492)

MSCI EAFE Value
Barclays PLC	1,275	1,861	391	2,745	13,757,935	272,557	(679,509)

MSCI Kokusai
Barclays PLC	16	359	320	55	276,966	3,374	153,586

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$3,646,035	$3,343,697
FTSE/Xinhua China 25	3,031,694,149	2,986,713,878
FTSE China (HK Listed)	3,895,151	3,308,508
MSCI ACWI	18,966,783	13,002,253
MSCI ACWI ex US	14,257,069	12,679,877
MSCI All Country Asia ex Japan	34,010,039	20,670,478
MSCI EAFE Growth	349,215,433	347,272,465
MSCI EAFE Value	324,296,905	317,371,015
MSCI EAFE Small Cap	58,114,552	50,100,634
MSCI Kokusai	15,971,788	12,863,901

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended July 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE Developed Small Cap ex-North America	$6,642,626	$–
FTSE/Xinhua China 25	7,935,982,767	3,826,073,582
FTSE China (HK Listed)	28,766,926	–
MSCI ACWI	506,133,818	167,945,992
MSCI ACWI ex US	269,480,071	56,525,525
MSCI All Country Asia ex Japan	944,461,560	162,800,191
MSCI EAFE Growth	254,176,289	40,770,118
MSCI EAFE Value	517,255,500	129,327,143
MSCI EAFE Small Cap	275,693,244	64,806,481
MSCI Kokusai	513,738,838	513,358,094

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

148	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of July 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and be entitled to vote at the meeting.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the year ended July 31, 2009, events and transactions through September 22, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

NOTES TO FINANCIAL STATEMENTS	149

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE Developed Small Cap ex-North America Index Fund, iShares FTSE/Xinhua China 25 Index Fund, iShares FTSE China (HK Listed) Index Fund, iShares MSCI ACWI Index Fund, iShares MSCI ACWI ex US Index Fund, iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund, iShares MSCI EAFE Small Cap Index Fund and MSCI Kokusai Index Fund, each a fund of iShares Trust, (the “Funds”), at July 31, 2009, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2009

150	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended July 31, 2009 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

MSCI ACWI	42.60%
MSCI ACWI ex US	0.06
MSCI EAFE Growth	0.06
MSCI Kokusai	48.01

For the fiscal year ended July 31, 2009, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Code as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

FTSE Developed Small Cap ex-North America	$642,215	$45,723
FTSE/Xinhua China 25	207,472,086	16,429,114
FTSE China (HK Listed)	518,063	44,905
MSCI ACWI	4,580,904	429,519
MSCI ACWI ex US	6,857,049	638,013
MSCI All Country Asia ex Japan	13,018,635	1,496,593
MSCI EAFE Growth	31,037,654	2,401,525
MSCI EAFE Value	40,457,705	3,380,501
MSCI EAFE Small Cap	7,235,853	552,462

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2009:

iShares Index Fund	Qualified Dividend Income

FTSE Developed Small Cap ex-North America	$529,454
FTSE/Xinhua China 25	127,160,014
FTSE China (HK Listed)	311,435
MSCI ACWI	5,240,306
MSCI ACWI ex US	5,263,263

iShares Index Fund	Qualified Dividend Income

MSCI All Country Asia ex Japan	$4,289,082
MSCI EAFE Growth	27,879,748
MSCI EAFE Value	33,575,451
MSCI EAFE Small Cap	5,582,744
MSCI Kokusai	2,643,098

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	151

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

I. iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares FTSE China (HK Listed), iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap, and iShares MSCI Kokusai Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUND’S EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-year and “last quarter” periods ended March 31, 2009, as applicable, and a comparison

152	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same indexes as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates for the iShares FTSE/Xinhua China 25 Index Fund and the iShares FTSE China (HK Listed) Index Fund (the “China Funds”) and the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds (the “ACWI Funds”). The Board noted that the Advisory Contract did not provide for any breakpoints in the other Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the other Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board discussed the substantial growth in assets of certain iShares funds, including the China Funds and the ACWI Funds, over the last few years. The Board noted that the asset size of the iShares MSCI EAFE Growth Index Fund decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current breakpoints for the China Funds and the ACWI Funds were appropriate and warranted for these Funds but that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	153

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the investment advisory fees for all the Funds, including the current breakpoints for the China Funds and the ACWI Funds, reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was available for any of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Fund for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate for the Fund under the Advisory Contract was generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

154	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

II. iShares MSCI All Country Asia ex Japan Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Fund. The Board also considered BGFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board also noted that the Fund had met its investment objectives consistently since its inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUND’S EXPENSES AND PERFORMANCE OF THE FUND

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the “last quarter” period ended March 31, 2009, and a comparison of the Fund’s performance to its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	155

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

performance benchmark index for the same period. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and expenses of the funds in the Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Fund based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Fund’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Fund). The Board also discussed BGFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Fund’s profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Fund’s shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information

156	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

was not available for the Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Fund in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	157

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE Developed Small Cap ex-North America Index Fund

Period Covered: January 1, 2008 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	6	1.60%
Greater than 4.5% and Less than 5.0%	1	0.27
Greater than 4.0% and Less than 4.5%	3	0.80
Greater than 3.5% and Less than 4.0%	3	0.80
Greater than 3.0% and Less than 3.5%	1	0.27
Greater than 2.5% and Less than 3.0%	11	2.93
Greater than 2.0% and Less than 2.5%	6	1.60
Greater than 1.5% and Less than 2.0%	17	4.52
Greater than 1.0% and Less than 1.5%	33	8.78
Greater than 0.5% and Less than 1.0%	61	16.22
Between 0.5% and –0.5%	125	33.22
Less than –0.5% and Greater than –1.0%	44	11.70
Less than –1.0% and Greater than –1.5%	32	8.51
Less than –1.5% and Greater than –2.0%	11	2.93
Less than –2.0% and Greater than –2.5%	9	2.39
Less than –2.5% and Greater than –3.0%	5	1.33
Less than –3.0% and Greater than –3.5%	3	0.80
Less than –3.5%	5	1.33

	376	100.00%

158	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE/Xinhua China 25 Index Fund

Period Covered: January 1, 2005 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	11	0.97%
Greater than 5.5% and Less than 6.0%	4	0.35
Greater than 5.0% and Less than 5.5%	4	0.35
Greater than 4.5% and Less than 5.0%	2	0.18
Greater than 4.0% and Less than 4.5%	8	0.71
Greater than 3.5% and Less than 4.0%	13	1.15
Greater than 3.0% and Less than 3.5%	18	1.59
Greater than 2.5% and Less than 3.0%	19	1.68
Greater than 2.0% and Less than 2.5%	30	2.65
Greater than 1.5% and Less than 2.0%	48	4.25
Greater than 1.0% and Less than 1.5%	110	9.73
Greater than 0.5% and Less than 1.0%	207	18.32
Between 0.5% and –0.5%	337	29.83
Less than –0.5% and Greater than –1.0%	102	9.03
Less than –1.0% and Greater than –1.5%	68	6.02
Less than –1.5% and Greater than –2.0%	32	2.83
Less than –2.0% and Greater than –2.5%	33	2.92
Less than –2.5% and Greater than –3.0%	22	1.95
Less than –3.0% and Greater than –3.5%	13	1.15
Less than –3.5% and Greater than –4.0%	12	1.06
Less than –4.0% and Greater than –4.5%	9	0.80
Less than –4.5% and Greater than –5.0%	6	0.53
Less than –5.0% and Greater than –5.5%	3	0.27
Less than –5.5% and Greater than –6.0%	2	0.18
Less than –6.0%	17	1.50

	1,130	100.00%

SUPPLEMENTAL INFORMATION	159

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE China (HK Listed) Index Fund

Period Covered: July 1, 2008 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	10	3.98%
Greater than 5.0% and Less than 5.5%	3	1.20
Greater than 4.5% and Less than 5.0%	6	2.39
Greater than 4.0% and Less than 4.5%	6	2.39
Greater than 3.5% and Less than 4.0%	8	3.19
Greater than 3.0% and Less than 3.5%	9	3.59
Greater than 2.5% and Less than 3.0%	21	8.37
Greater than 2.0% and Less than 2.5%	18	7.17
Greater than 1.5% and Less than 2.0%	15	5.98
Greater than 1.0% and Less than 1.5%	20	7.97
Greater than 0.5% and Less than 1.0%	21	8.37
Between 0.5% and –0.5%	43	17.10
Less than –0.5% and Greater than –1.0%	17	6.77
Less than –1.0% and Greater than –1.5%	12	4.78
Less than –1.5% and Greater than –2.0%	12	4.78
Less than –2.0% and Greater than –2.5%	6	2.39
Less than –2.5% and Greater than –3.0%	5	1.99
Less than –3.0% and Greater than –3.5%	3	1.20
Less than –4.0% and Greater than –4.5%	3	1.20
Less than –4.5% and Greater than –5.0%	2	0.80
Less than –5.0% and Greater than –5.5%	1	0.40
Less than –5.5% and Greater than –6.0%	3	1.20
Less than –6.0%	7	2.79

	251	100.00%

160	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI Index Fund

Period Covered: April 1, 2008 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	0.95%
Greater than 3.0% and Less than 3.5%	3	0.95
Greater than 2.0% and Less than 2.5%	2	0.63
Greater than 1.5% and Less than 2.0%	8	2.54
Greater than 1.0% and Less than 1.5%	21	6.67
Greater than 0.5% and Less than 1.0%	73	23.17
Between 0.5% and –0.5%	163	51.75
Less than –0.5% and Greater than –1.0%	27	8.57
Less than –1.0% and Greater than –1.5%	8	2.54
Less than –1.5% and Greater than –2.0%	4	1.27
Less than –2.0% and Greater than –2.5%	1	0.32
Less than –2.5% and Greater than –3.0%	1	0.32
Less than –3.0% and Greater than –3.5%	1	0.32

	315	100.00%

iShares MSCI ACWI ex US Index Fund

Period Covered: April 1, 2008 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	1.90%
Greater than 4.0% and Less than 4.5%	2	0.63
Greater than 3.5% and Less than 4.0%	1	0.32
Greater than 3.0% and Less than 3.5%	3	0.95
Greater than 2.5% and Less than 3.0%	9	2.86
Greater than 2.0% and Less than 2.5%	8	2.54
Greater than 1.5% and Less than 2.0%	11	3.49
Greater than 1.0% and Less than 1.5%	31	9.84
Greater than 0.5% and Less than 1.0%	51	16.19
Between 0.5% and –0.5%	119	37.78
Less than –0.5% and Greater than –1.0%	29	9.21
Less than –1.0% and Greater than –1.5%	21	6.67
Less than –1.5% and Greater than –2.0%	10	3.17
Less than –2.0% and Greater than –2.5%	5	1.59
Less than –2.5% and Greater than –3.0%	5	1.59
Less than –3.0%	4	1.27

	315	100.00%

SUPPLEMENTAL INFORMATION	161

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI All Country Asia ex Japan Index Fund

Period Covered: October 1, 2008 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	1	0.53%
Greater than 5.0% and Less than 5.5%	1	0.53
Greater than 4.5% and Less than 5.0%	1	0.53
Greater than 4.0% and Less than 4.5%	3	1.60
Greater than 3.5% and Less than 4.0%	2	1.07
Greater than 3.0% and Less than 3.5%	3	1.60
Greater than 2.5% and Less than 3.0%	5	2.67
Greater than 2.0% and Less than 2.5%	10	5.35
Greater than 1.5% and Less than 2.0%	13	6.95
Greater than 1.0% and Less than 1.5%	22	11.76
Greater than 0.5% and Less than 1.0%	30	16.04
Between 0.5% and –0.5%	51	27.32
Less than –0.5% and Greater than –1.0%	17	9.09
Less than –1.0% and Greater than –1.5%	9	4.81
Less than –1.5% and Greater than –2.0%	6	3.21
Less than –2.0% and Greater than –2.5%	2	1.07
Less than –2.5% and Greater than –3.0%	4	2.14
Less than –3.0% and Greater than –3.5%	3	1.60
Less than –3.5% and Greater than –4.0%	1	0.53
Less than –4.0% and Greater than –4.5%	2	1.07
Less than –4.5%	1	0.53

	187	100.00%

162	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Growth Index Fund

Period Covered: October 1, 2005 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	7	0.74%
Greater than 3.5% and Less than 4.0%	2	0.21
Greater than 3.0% and Less than 3.5%	2	0.21
Greater than 2.5% and Less than 3.0%	12	1.28
Greater than 2.0% and Less than 2.5%	12	1.28
Greater than 1.5% and Less than 2.0%	18	1.91
Greater than 1.0% and Less than 1.5%	78	8.29
Greater than 0.5% and Less than 1.0%	219	23.27
Between 0.5% and –0.5%	464	49.30
Less than –0.5% and Greater than –1.0%	60	6.38
Less than –1.0% and Greater than –1.5%	34	3.61
Less than –1.5% and Greater than –2.0%	15	1.59
Less than –2.0% and Greater than –2.5%	5	0.53
Less than –2.5% and Greater than –3.0%	3	0.32
Less than –3.0% and Greater than –3.5%	4	0.43
Less than –3.5% and Greater than –4.0%	1	0.11
Less than –4.0% and Greater than –4.5%	1	0.11
Less than –4.5% and Greater than –5.0%	1	0.11
Less than –5.0% and Greater than –5.5%	1	0.11
Less than –5.5%	2	0.21

	941	100.00%

SUPPLEMENTAL INFORMATION	163

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Value Index Fund

Period Covered: October 1, 2005 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	0.64%
Greater than 4.0% and Less than 4.5%	2	0.21
Greater than 3.5% and Less than 4.0%	1	0.11
Greater than 3.0% and Less than 3.5%	2	0.21
Greater than 2.5% and Less than 3.0%	14	1.49
Greater than 2.0% and Less than 2.5%	11	1.17
Greater than 1.5% and Less than 2.0%	23	2.44
Greater than 1.0% and Less than 1.5%	62	6.59
Greater than 0.5% and Less than 1.0%	208	22.10
Between 0.5% and –0.5%	454	48.25
Less than –0.5% and Greater than –1.0%	73	7.76
Less than –1.0% and Greater than –1.5%	47	4.99
Less than –1.5% and Greater than –2.0%	14	1.49
Less than –2.0% and Greater than –2.5%	5	0.53
Less than –2.5% and Greater than –3.0%	6	0.64
Less than –3.0% and Greater than –3.5%	6	0.64
Less than –3.5% and Greater than –4.0%	2	0.21
Less than –4.0%	5	0.53

	941	100.00%

164	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Small Cap Index Fund

Period Covered: January 1, 2008 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	7	1.86%
Greater than 5.5% and Less than 6.0%	1	0.27
Greater than 5.0% and Less than 5.5%	1	0.27
Greater than 4.5% and Less than 5.0%	1	0.27
Greater than 4.0% and Less than 4.5%	2	0.53
Greater than 3.5% and Less than 4.0%	7	1.86
Greater than 3.0% and Less than 3.5%	5	1.33
Greater than 2.5% and Less than 3.0%	13	3.46
Greater than 2.0% and Less than 2.5%	23	6.12
Greater than 1.5% and Less than 2.0%	27	7.18
Greater than 1.0% and Less than 1.5%	50	13.30
Greater than 0.5% and Less than 1.0%	64	17.02
Between 0.5% and –0.5%	100	26.59
Less than –0.5% and Greater than –1.0%	31	8.24
Less than –1.0% and Greater than –1.5%	14	3.72
Less than –1.5% and Greater than –2.0%	15	3.99
Less than –2.0% and Greater than –2.5%	3	0.80
Less than –2.5% and Greater than –3.0%	6	1.60
Less than –3.0% and Greater than –3.5%	4	1.06
Less than –3.5%	2	0.53

	376	100.00%

iShares MSCI Kokusai Index Fund

Period Covered: January 1, 2008 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.27%
Greater than 4.0% and Less than 4.5%	1	0.27
Greater than 3.5% and Less than 4.0%	2	0.53
Greater than 3.0% and Less than 3.5%	1	0.27
Greater than 2.5% and Less than 3.0%	2	0.53
Greater than 2.0% and Less than 2.5%	4	1.06
Greater than 1.5% and Less than 2.0%	10	2.66
Greater than 1.0% and Less than 1.5%	40	10.64
Greater than 0.5% and Less than 1.0%	97	25.80
Between 0.5% and –0.5%	197	52.38
Less than –0.5% and Greater than –1.0%	16	4.26
Less than –1.0% and Greater than –1.5%	4	1.06
Less than –1.5%	1	0.27

	376	100.00%

SUPPLEMENTAL INFORMATION	165

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 179 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Non-Executive Chairman (since 2009), iShares; Global Chief Executive Officer (2008-2009) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

166	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)  (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

J. Darrell Duffie, 55	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2002) and Chair (2006-2007) of the Finance and Investment Committees (since 2006) of the Thacher School.	Director (since 2005) of iShares, Inc.; Advisory Board Member (since 2009) of Forward Funds.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of ProMark Absolute Return Strategies Fund LLC (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 54	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

*John E. Martinez, 48	Trustee (since 2003).	Director (since 2005) of EquityRock Capital Management; Director (since 2003) of Larkin Street Youth Services.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

TRUSTEE AND OFFICER INFORMATION	167

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 54	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

*	Prior to August 13, 2009, John E. Martinez was deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI. Effective August 13, 2009, John E. Martinez is a non-interested person notwithstanding his former affiliation with the BGFA and its affiliates prior to 2002.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

168	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Senior Director (since 2009) of Fund Administration of Intermediary Investor Business of BGI; Director (2004-2009) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 57	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 46	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2008) of Index Equity, BGI; Global Head (since 2006-2008) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Director (since 2009) of Fixed Income Investment Strategy, BGI; Head (2005-2008) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	169

Notes:

170	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	171

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares U.S. Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

172	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	173

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-1241-0909

174	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

BGI-AR-72-0709

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors. N.A. (BGI). neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”) or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

© 2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com: and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE/Xinhua China 25 Index Fund and the iShares FTSE Series also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. The iShares MSCI Series discloses its complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request bycalling1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLD.® BARCLAYS GLOBAL INVESTORS

2009 ANNUAL REPORT TO SHAREHOLDERS

I Shares®

MSCI SERIES

JULY 31, 2009

Would you prefer to receive materials like this electronically? See inside cover for details.

iShares MSCI EAFE Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE INDEX FUND

(TICKER: EFA)

INVESTMENT OBJECTIVE

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2009 (the “reporting period”), the total return for the Fund was (22.38)%, while the total return for the Index was (22.60)%.

MARKET OVERVIEW AND DISCUSSION OF PERFORMANCE

Most international markets declined during the reporting period, as reduced U.S. consumer spending exerted downward pressure on European and Japanese exporters. Europe’s unemployment rate hit 9.4% in June, its highest rate in ten years, and the region’s gross domestic product (GDP) declined during the period. On the positive side, inflation in the “Eurozone” was historically low at the end of the reporting period. Meanwhile, the United Kingdom economy also declined, although more moderately than in Continental Europe.

In Japan, exports dropped about 50% in the first half of 2009 as GDP declined a record 13.5% during the fourth quarter of 2008 and 14.2% in the first quarter of 2009. However, Japan’s economy was showing signs of recovery by June. Manufacturers were boosting production after months of cutbacks. The yen also strengthened. In addition, the Bank of Japan declared the economy was showing signs of “leveling out.”

Australia’s economy, though weakened, did not enter a recession during the reporting period. Australian GDP contracted 0.6% in the fourth quarter of 2008, but grew 0.4% in the first quarter of 2009. Australia benefited from its close economic ties to China, whose economy held up relatively well during the period.

Value-oriented stocks generally outperformed growth stocks within the Index in the declining market environment. Overall, most market capitalizations and investment styles posted negative returns for the reporting period. However, markets rallied late in the period, helping to mitigate declines for the fiscal year, as business conditions appeared to gradually improve.

The ten largest holdings of the Fund represented approximately 14% of Fund net assets as of July 31, 2009. Only one company out of the top ten delivered a positive return as of July 31, 2009 – Telefonica SA, a telecommunications company based in Spain. HSBC Holdings PLC (banking), Total SA, a French oil company, and Vodafone Group PLC (mobile telecommunications), posted the most significant declines.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

Performance as of July 31, 2009

Average Annual Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(22.38)%	(21.53)%	(22.60)%	4.69%	4.75%	4.80%	4.22%	4.28%	4.31%

Cumulative Total Returns

Year Ended 7/31/09			Five Years Ended 7/31/09			Inception to 7/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(22.38)%	(21.53)%	(22.60)%	25.73%	26.09%	26.42%	38.99%	39.57%	39.98%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/09
Sector	Percentage of Net Assets
Financial	24.86%

Consumer Non-Cyclical	18.29

Industrial	11.67

Consumer Cyclical	10.26

Basic Materials	8.95

Communications	8.59

Energy	8.13

Utilities	5.88

Technology	2.08

Diversified	0.92

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/09
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	1.91%

BP PLC (United Kingdom)	1.69

Nestle SA Registered (Switzerland)	1.63

Total SA (France)	1.29

Banco Santander SA (Spain)	1.26

Toyota Motor Corp. (Japan)	1.25

Roche Holding AG Genusschein (Switzerland)	1.22

Vodafone Group PLC (United Kingdom)	1.17

BHP Billiton Ltd. (Australia)	1.16

Telefonica SA (Spain)	1.15

TOTAL	13.73%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/09 to 7/31/09)
Actual	$1,000.00	$1,305.60	0.35%	$2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.23%

AUSTRALIA – 7.50%
AGL Energy Ltd.	1,733,316	$21,470,784
Alumina Ltd.	8,306,272	11,808,267
Amcor Ltd.	3,303,534	13,594,645
AMP Ltd.	7,024,269	32,818,698
Aristocrat Leisure Ltd.	1,480,674	5,293,121
Arrow Energy Ltd.[a]	2,024,334	7,219,770
Asciano Group[a]	9,501,258	12,638,193
ASX Ltd.	673,712	21,048,200
Australia and New Zealand Banking Group Ltd.	8,107,996	124,902,993
AXA Asia Pacific Holdings Ltd.	3,581,760	12,655,209
Bendigo and Adelaide Bank Ltd.	1,027,144	7,002,113
BHP Billiton Ltd.	11,813,412	371,727,880
Billabong International Ltd.[b]	616,148	4,712,559
BlueScope Steel Ltd.	6,504,732	18,223,979
Boral Ltd.	2,588,248	10,737,183
Brambles Ltd.	4,984,616	24,822,323
Caltex Australia Ltd.	643,864	6,974,651
Coca-Cola Amatil Ltd.	2,472,054	19,174,476
Cochlear Ltd.	223,864	10,355,123
Commonwealth Bank of Australia	5,129,592	182,520,014
Computershare Ltd.	1,818,596	14,861,877
Crown Ltd.[b]	2,059,718	12,842,599
CSL Ltd.	2,184,234	55,474,613
CSR Ltd.	5,884,320	9,074,529
Dexus Property Group	18,853,276	11,441,780
Energy Resources of Australia Ltd.	237,718	4,999,960
Fairfax Media Ltd.[b]	8,736,333	10,712,852
Fortescue Metals Group Ltd.[a]	4,492,124	15,759,705
Foster’s Group Ltd.	7,274,384	32,596,344
Goodman Fielder Ltd.	4,751,162	5,470,582
GPT Group	33,026,812	14,552,125
Harvey Norman Holdings Ltd.[b]	2,866,474	7,816,382
Incitec Pivot Ltd.	5,958,940	13,672,943
Insurance Australia Group Ltd.	7,349,004	22,422,212

Security	Shares	Value
James Hardie Industries NVa	1,966,770	$8,486,035
Leighton Holdings Ltd.	497,969	12,494,113
Lend Lease Corp. Ltd.	1,822,860	11,744,618
Lion Nathan Ltd.	1,026,558	9,993,653
Macquarie Airports	2,846,220	5,891,850
Macquarie Group Ltd.[b]	1,096,914	40,142,694
Macquarie Infrastructure Group[b]	9,217,702	11,111,548
Metcash Ltd.	1,936,922	6,891,913
Mirvac Group	9,396,790	9,960,327
National Australia Bank Ltd.	6,653,972	134,588,198
Newcrest Mining Ltd.	1,722,656	42,963,902
Nufarm Ltd.	531,934	4,793,701
OneSteel Ltd.	4,782,076	11,886,981
Orica Ltd.	1,332,500	24,880,601
Origin Energy Ltd.	3,095,664	37,316,914
OZ Minerals Ltd.	12,091,638	11,258,669
Paladin Energy Ltd.[a]	2,027,532	7,686,285
Qantas Airways Ltd.	3,510,775	6,771,344
QBE Insurance Group Ltd.	3,469,830	56,250,542
Rio Tinto Ltd.	1,561,690	78,417,983
Santos Ltd.	2,919,774	35,245,182
Sims Metal Management Ltd.	567,112	13,130,399
Sonic Healthcare Ltd.	1,284,530	12,494,360
Stockland Corp. Ltd.	8,666,580	22,695,628
Suncorp-Metway Ltd.	4,453,235	26,285,598
Tabcorp Holdings Ltd.	2,628,559	15,821,228
Tatts Group Ltd.	5,199,948	10,591,293
Telstra Corp. Ltd.	15,219,282	44,663,502
Toll Holdings Ltd.	2,383,576	13,454,968
Transurban Group	4,181,918	15,053,840
Wesfarmers Ltd.	3,551,912	76,332,001
Wesfarmers Ltd. Partially Protected	488,228	10,488,155
Westfield Group	7,157,124	67,414,350
Westpac Banking Corp.	10,012,938	180,553,113
Woodside Petroleum Ltd.	1,730,118	65,731,846
Woolworths Ltd.	4,276,792	96,887,676
WorleyParsons Ltd.	586,300	12,580,323

		2,404,354,017

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
AUSTRIA – 0.36%
Erste Group Bank AGb	667,316	$23,169,677
Oesterreichische Elektrizitaetswirtschafts AG Class A	358,176	17,361,820
OMV AG	562,848	22,223,680
Raiffeisen International Bank Holding AGb	240,916	10,694,202
Telekom Austria AG	1,278,134	19,407,318
Vienna Insurance Group	207,870	9,548,529
voestalpine AG	420,004	11,593,619

		113,998,845
BELGIUM – 0.97%
Anheuser-Busch InBev NV	2,562,664	101,421,249
Belgacom SA	564,980	20,133,145
Colruyt SA	75,686	16,846,701
Delhaize Group	366,177	26,045,627
Dexia SAa,b	1,858,038	14,517,260
Fortis[a,b]	8,278,556	32,041,799
Groupe Bruxelles Lambert SA	363,282	28,677,597
KBC Groep NVa	563,914	11,960,357
Mobistar SA	150,151	9,518,776
Solvay SA	236,545	23,062,822
UCB SA	398,430	13,105,080
Umicore	549,458	14,271,172

		311,601,585
DENMARK – 0.89%
A.P. Moller - Maersk A/S Class A	1,072	6,450,146
A.P. Moller - Maersk A/S Class B	4,280	26,485,905
Carlsberg A/S Class B	376,298	25,973,328
Coloplast A/S Class B	139,646	10,183,920
Danske Bank A/Sa	1,516,918	31,410,804
DSV A/Sa,b	721,285	9,888,424
Novo Nordisk A/S Class B	1,607,528	94,122,045
Novozymes A/S Class B	179,088	16,009,942
Topdanmark A/Sa	101,270	13,767,868
Vestas Wind Systems A/Sa	729,144	51,091,519

		285,383,901
FINLAND – 1.18%
Elisa OYJ	585,234	10,678,438
Fortum OYJ	1,619,254	37,305,082
Kesko OYJ Class B	239,850	6,290,876

Security	Shares	Value
Kone OYJ Class B	598,026	$20,238,212
Metso OYJ	434,928	9,119,797
Neste Oil OYJ[b]	524,667	7,378,959
Nokia OYJ	13,127,790	173,835,373
Nokian Renkaat OYJ	421,070	8,847,125
Orion OYJ Class B	252,642	4,405,653
Outokumpu OYJ	471,172	9,185,056
Pohjola Bank PLC	609,760	6,310,757
Rautaruukki OYJ	325,765	7,010,934
Sampo OYJ Class A	1,583,010	32,879,177
Stora Enso OYJ Class Ra	2,241,798	14,175,259
UPM-Kymmene OYJ	1,948,648	20,305,813
Wartsila OYJ Class B	299,546	10,659,502

		378,626,013
FRANCE – 10.40%
Accor SAb	592,696	25,166,828
Aeroports de Paris	95,944	7,703,073
Air France-KLM[a,b]	489,294	6,126,034
Alcatel-Lucent[a]	8,430,994	23,188,901
ALSTOM	736,689	50,310,715
ArcelorMittal	3,071,146	109,941,460
Atos Origin SAa	221,728	10,054,641
AXA	5,576,246	117,241,869
BNP Paribas	2,943,226	213,436,606
Bouygues SA	777,114	32,925,900
Bureau Veritas SA	155,636	7,336,710
Cap Gemini SA	535,143	24,578,054
Carrefour SA	2,240,732	104,627,835
Casino Guichard-Perrachon SA	167,362	11,472,366
Christian Dior SA	155,636	13,437,764
CNP Assurances SA	120,458	10,948,663
Compagnie de Saint-Gobain	1,310,115	52,843,472
Compagnie Generale de Geophysique-Veritas[a]	475,436	9,584,982
Compagnie Generale des Etablissements Michelin Class B	528,736	37,975,519
Credit Agricole SAb	3,138,304	44,560,045
Danone SA	1,969,968	105,139,554
Dassault Systemes SA	289,952	14,428,889
Eiffage SAb	138,580	9,189,968
Electricite de France	817,622	40,310,609

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Eramet	18,122	$5,067,839
Essilor International SAb	769,652	42,446,673
Eurazeo	137,514	6,217,289
European Aeronautic Defence and Space Co.[b]	1,473,212	27,946,088
Eutelsat Communications	223,860	6,222,186
Fonciere des Regions	73,554	6,414,336
France Telecom SA	6,436,508	159,785,040
GDF Suez	4,235,218	160,950,095
Gecina SA	66,092	5,412,224
Hermes International[b]	196,144	29,323,869
Icade	70,752	6,158,951
Iliad SAb	57,564	6,112,691
Klepierre[b]	310,206	8,822,279
Lafarge SA	688,824	49,493,086
Lagardere SCA	502,086	18,653,569
L’Air Liquide SA	875,186	90,900,638
L’Oreal SA	849,602	73,247,058
LVMH Moet Hennessy Louis Vuitton SA	830,414	74,512,548
Natixis[a]	3,533,790	9,153,326
Neopost SA	163,098	13,816,123
PagesJaunes Groupe SAb	523,266	5,615,883
Pernod Ricard SAb	730,210	56,442,115
PPR SA	280,358	31,078,770
PSA Peugeot Citroen SAa	611,884	18,460,369
Publicis Groupe SAb	505,284	17,866,178
Renault SAa	672,646	28,533,025
Safran SA	716,599	11,023,147
Sanofi-Aventis	3,736,330	243,458,478
Schneider Electric SA	838,942	75,812,995
SCOR SE	670,514	16,013,214
SES SA	1,073,462	21,093,544
Societe BIC	183,352	10,934,683
Societe Generale	1,628,848	104,033,931
Sodexo	398,684	20,879,753
STMicroelectronics NV	2,636,218	20,029,252
Suez Environnement SA	1,008,436	19,115,225
Technip SA	357,543	21,502,978
Thales SA	375,232	15,778,680
Total SA	7,495,046	413,461,608
Unibail-Rodamco SE	287,820	50,027,764

Security	Shares	Value
Vallourec SAb	192,946	$25,248,590
Veolia Environnement	1,328,236	45,439,362
Vinci SA	1,434,836	72,642,665
Vivendi SAb	4,173,390	106,650,747

		3,334,329,321
GERMANY – 7.63%
Adidas AG	722,748	30,381,643
Allianz SE Registered	1,607,528	157,711,839
BASF SE	3,277,950	163,399,547
Bayer AG	2,752,412	168,030,115
Bayerische Motoren Werke AG	1,210,976	55,677,810
Beiersdorf AG	329,631	16,510,923
Celesio AG	382,694	10,140,529
Commerzbank AGa,b	2,608,502	20,340,121
Daimler AG Registered	3,227,848	148,591,860
Deutsche Bank AG Registered	1,982,760	127,593,922
Deutsche Boerse AG	703,560	55,459,454
Deutsche Lufthansa AG Registered	860,262	11,562,154
Deutsche Post AG Registered	3,000,790	47,244,779
Deutsche Postbank AGa	328,328	9,021,138
Deutsche Telekom AG Registered	10,034,258	127,892,363
E.ON AG	6,764,836	254,732,876
Fraport AG	110,864	5,057,970
Fresenius Medical Care AG & Co. KGaA	767,520	35,060,241
GEA Group AG	499,954	8,144,224
Hannover Rueckversicherung AG Registered[a]	206,804	8,370,756
Hochtief AG	159,900	9,548,529
K+S AG	540,462	30,174,531
Linde AG	483,964	45,436,188
MAN SE	404,014	27,780,356
Merck KGaA	259,038	23,981,498
METRO AG	416,806	24,009,352
Muenchener Rueckversicherungs- Gesellschaft AG Registered	737,672	110,952,580
Puma AG	34,112	8,600,266
QIAGEN NVa	708,890	13,457,336
RWE AG	1,501,994	126,170,031

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Salzgitter AG	155,636	$15,699,457
SAP AG	3,028,506	141,690,925
Siemens AG Registered	2,915,510	231,474,001
SolarWorld AGb	295,282	7,141,931
ThyssenKrupp AG	1,253,616	38,389,984
TUI AGa,b	733,408	4,699,847
United Internet AG Registered[a]	410,410	5,207,636
Volkswagen AG	313,404	112,086,313
Wacker Chemie AG	53,300	7,076,007

		2,444,501,032
GREECE – 0.40%
Hellenic Telecommunications Organization SA SP ADR	5,171,192	40,542,145
National Bank of Greece SA SP ADR	14,977,826	88,818,508

		129,360,653
HONG KONG – 2.57%
Bank of East Asia Ltd.	5,543,240	18,453,506
BOC Hong Kong (Holdings) Ltd.	11,193,000	23,858,990
Cheung Kong (Holdings) Ltd.	6,420,000	82,921,013
Chinese Estates Holdings Ltd.[b]	2,132,000	3,741,292
CLP Holdings Ltd.	6,396,000	43,492,520
Esprit Holdings Ltd.[b]	3,944,200	28,499,842
Foxconn International Holdings Ltd.[a]	7,492,000	5,239,533
Hang Lung Group Ltd.	2,132,000	11,045,064
Hang Lung Properties Ltd.	8,528,000	31,250,792
Hang Seng Bank Ltd.	2,345,200	38,097,906
Henderson Land Development Co. Ltd.	5,350,000	35,344,288
Hong Kong and China Gas Co. Ltd. (The)	15,990,432	35,777,072
Hong Kong Exchanges and Clearing Ltd.	3,731,000	70,383,056
Hongkong Electric Holdings Ltd.	5,350,000	29,511,100
Hutchison Whampoa Ltd.	7,490,000	56,102,154
Kerry Properties Ltd.	2,134,000	11,014,122
Li & Fung Ltd.	8,762,200	25,834,191
Link REIT (The)	7,995,000	18,156,270

Security	Shares	Value
Mongolia Energy Corp. Ltd.[a]	10,685,000	$4,108,528
MTR Corp. Ltd.	6,951,000	25,202,818
New World Development Co. Ltd.	8,528,599	20,358,460
Noble Group Ltd.	5,360,000	7,768,385
NWS Holdings Ltd.	3,216,000	6,199,578
Orient Overseas International Ltd.	1,070,000	5,991,961
Shangri-La Asia Ltd.	4,288,000	6,838,624
Sino Land Co. Ltd.	4,264,000	8,704,006
Sun Hung Kai Properties Ltd.	5,330,000	81,084,251
Swire Pacific Ltd. Class A	4,280,000	48,073,754
Wharf (Holdings) Ltd. (The)	6,396,375	30,083,402
Wing Hang Bank Ltd.	533,000	5,113,328
Yue Yuen Industrial Holdings Ltd.	2,132,000	5,790,750

		824,040,556
IRELAND – 0.27%
Anglo Irish Bank Corp. Ltd.[c]	3,570,811	506
CRH PLC	2,436,436	57,858,807
Elan Corp. PLC[a]	1,722,656	13,921,085
Kerry Group PLC Class A	652,392	15,372,316
Ryanair Holdings PLC[a]	177,504	780,135

		87,932,849
ITALY – 3.43%
A2A SpA	4,782,638	8,665,588
Alleanza Assicurazioni SpA	1,964,638	14,692,803
Assicurazioni Generali SpA	3,770,442	85,475,251
Atlantia SpA	942,344	20,681,407
Autogrill SpA[a,b]	960,466	9,266,373
Banca Carige SpA	1,997,684	5,661,601
Banca Monte dei Paschi di Siena SpA[b]	9,627,551	17,949,040
Banca Popolare di Milano Scrl	1,689,610	10,174,651
Banco Popolare SpA[a]	2,460,328	19,777,697
Enel SpA	23,969,008	129,556,608
Eni SpA	9,153,742	211,926,130
Fiat SpA[a,b]	2,692,730	29,701,068
Finmeccanica SpA	1,597,980	24,105,304
Intesa Sanpaolo SpA[a]	26,637,208	98,660,806
Italcementi SpA[b]	414,674	5,394,020
Luxottica Group SpA[a]	550,056	13,694,024

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Mediaset SpA	2,833,428	$17,042,515
Mediobanca SpA	1,739,712	24,294,795
Mediolanum SpA[b]	1,262,144	7,171,039
Parmalat SpA	6,406,495	15,922,163
Pirelli & C. SpA[a,b]	12,800,747	5,308,366
Prysmian SpA	381,628	6,530,511
Saipem SpA	858,130	23,115,662
Snam Rete Gas SpA	5,615,688	24,462,144
Telecom Italia SpA	34,414,744	53,573,071
Tenaris SA	1,661,937	25,070,087
Terna SpA	4,343,215	15,224,649
UniCredit SpA[a]	50,319,464	146,604,563
Unione di Banche Italiane ScpA	2,063,776	28,717,889

		1,098,419,825
JAPAN – 22.99%
Acom Co. Ltd.[b]	159,900	3,376,217
Advantest Corp.	534,200	11,588,035
AEON Co. Ltd.	2,238,600	21,634,666
AEON Credit Service Co. Ltd.	533,090	6,036,777
Aioi Insurance Co. Ltd.	1,066,000	5,039,130
Aisin Seiki Co. Ltd.	746,200	19,087,106
Ajinomoto Co. Inc.	2,140,000	20,411,996
All Nippon Airways Co. Ltd.[b]	2,136,000	5,923,673
Amada Co. Ltd.	2,140,000	13,533,064
Aozora Bank Ltd.[a]	3,198,000	4,400,840
Asahi Breweries Ltd.	1,385,800	21,909,018
Asahi Glass Co. Ltd.	3,613,000	31,197,920
Asahi Kasei Corp.	4,280,000	21,985,609
Astellas Pharma Inc.	1,599,090	60,640,947
Bank of Kyoto Ltd. (The)	2,140,000	19,287,988
Bank of Yokohama Ltd. (The)	5,367,000	28,922,433
Benesse Corp.	321,000	13,825,306
Bridgestone Corp.	2,025,400	34,978,283
Brother Industries Ltd.	533,000	4,775,976
Canon Inc.	3,731,000	138,352,119
Casio Computer Co. Ltd.	852,800	6,960,719
Central Japan Railway Co.	5,350	32,090,446
Chiba Bank Ltd. (The)	3,198,000	20,626,840
Chubu Electric Power Co. Inc.	2,345,200	56,169,505
Chugai Pharmaceutical Co. Ltd.	959,400	17,485,782

Security	Shares	Value
Chugoku Electric Power Co. Inc. (The)	852,800	$17,755,655
Chuo Mitsui Trust Holdings Inc.	3,218,000	11,155,418
Citizen Watch Co. Ltd.	1,279,200	6,906,968
Coca-Cola West Co. Ltd.	378,600	7,369,565
Cosmo Oil Co. Ltd.	1,066,000	3,169,053
Credit Saison Co. Ltd.	639,600	8,304,487
Dai Nippon Printing Co. Ltd.	2,140,000	31,157,519
Daicel Chemical Industries Ltd.	1,070,000	6,777,772
Daido Steel Co. Ltd.	1,433,000	5,900,898
Daiichi Sankyo Co. Ltd.	2,451,895	44,301,270
Daikin Industries Ltd.	852,800	30,817,081
Daito Trust Construction Co. Ltd.	319,800	15,654,898
Daiwa House Industry Co. Ltd.	2,132,000	21,925,815
Daiwa Securities Group Inc.	5,350,000	31,472,242
Dena Co. Ltd.	1,076	3,269,991
Denso Corp.	1,599,000	46,947,896
Dentsu Inc.[b]	750,700	15,756,065
DIC Corp.	3,210,000	4,484,794
Dowa Holdings Co. Ltd.	1,070,000	4,855,717
East Japan Railway Co.	1,172,600	66,886,055
Eisai Co. Ltd.	963,000	34,091,181
Electric Power Development Co. Ltd.	535,000	15,792,321
Elpida Memory Inc.[a,b]	427,400	4,848,910
FamilyMart Co. Ltd.	321,000	10,385,839
Fanuc Ltd.	666,400	54,392,857
Fast Retailing Co. Ltd.	213,200	27,524,849
Fuji Electric Holdings Co. Ltd.	1,070,000	1,865,854
Fuji Heavy Industries Ltd.	2,132,000	8,555,323
Fuji Media Holdings Inc.	1,922	3,054,768
FUJIFILM Holdings Corp.	1,705,600	55,363,244
Fujitsu Ltd.	7,490,000	48,939,335
Fukuoka Financial Group Inc.	4,269,000	18,610,589
Furukawa Electric Co. Ltd. (The)	2,140,000	10,273,439
GS Yuasa Corp.[b]	1,066,000	9,686,328
Gunma Bank Ltd.	2,140,000	12,364,095
Hankyu Hanshin Holdings Inc.	4,276,000	19,584,390
Hikari Tsushin Inc.	107,500	2,320,631
Hino Motors Ltd.	1,070,000	3,551,867

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Hirose Electric Co. Ltd.	107,500	$11,970,167
Hiroshima Bank Ltd. (The)	3,198,000	13,236,115
Hitachi Construction Machinery Co. Ltd.[b]	320,200	5,647,521
Hitachi Ltd.	11,726,000	39,170,839
Hokkaido Electric Power Co. Inc.	213,200	4,118,649
Hokuhoku Financial Group Inc.	6,396,000	14,512,695
Hokuriku Electric Power Co.	319,800	7,273,145
Honda Motor Co. Ltd.	5,756,400	184,432,166
Hoya Pentax HD Corp.	1,492,400	35,822,617
IBIDEN Co. Ltd.	535,000	17,703,136
Idemitsu Kosan Co. Ltd.	107,200	8,907,527
IHI Corp.[a]	2,936,000	4,934,713
INPEX Corp.	3,198	24,322,202
Isetan Mitsukoshi Holdings Ltd.[b]	1,172,600	12,354,827
Isuzu Motors Ltd.	5,330,000	9,462,367
ITO EN Ltd.[b]	214,000	3,347,298
ITOCHU Corp.	5,350,000	39,789,905
Itochu Techno-Solutions Corp.	214,000	6,406,849
J. Front Retailing Co. Ltd.	1,604,600	8,866,217
Japan Airlines Corp.[a,b]	2,140,000	3,619,308
Japan Real Estate Investment Corp.	1,072	8,918,788
Japan Steel Works Ltd. (The)	1,068,000	13,911,655
Japan Tobacco Inc.	15,994	46,035,569
JFE Holdings Inc.	1,705,675	68,266,419
JGC Corp.	1,070,000	18,433,741
Joyo Bank Ltd. (The)	3,210,000	16,253,165
JS Group Corp.	1,070,480	16,507,849
JSR Corp.	670,900	12,023,272
Kajima Corp.	3,198,000	8,969,652
Kamigumi Co. Ltd.	1,070,000	8,868,428
Kansai Electric Power Co. Inc. (The)	2,771,600	61,578,171
Kao Corp.	2,132,000	48,039,708
Kawasaki Heavy Industries Ltd.	5,350,000	13,712,905
Kawasaki Kisen Kaisha Ltd.	3,210,000	12,038,132
KDDI Corp.	9,594	50,592,867
Keihin Electric Express Railway Co. Ltd.	2,140,000	17,736,856

Security	Shares	Value
Keio Corp.	2,140,000	$12,768,738
Keyence Corp.	117,649	23,098,480
Kikkoman Corp.	1,070,000	12,442,775
Kinden Corp.	1,070,000	8,947,109
Kintetsu Corp.[b]	6,420,000	29,741,268
Kirin Holdings Co. Ltd.	3,210,000	47,747,886
Kobe Steel Ltd.	10,700,000	20,569,358
Komatsu Ltd.	3,210,000	52,232,681
Konami Corp.	428,000	9,059,509
Konica Minolta Holdings Inc.	2,140,000	23,266,979
Kubota Corp.	4,280,000	38,306,214
Kuraray Co. Ltd.	1,605,000	18,090,918
Kurita Water Industries Ltd.[b]	428,200	14,124,145
Kyocera Corp.	642,000	51,389,674
Kyowa Hakko Kirin Co. Ltd.	1,066,000	12,205,893
Kyushu Electric Power Co. Inc.	1,604,600	34,386,092
Lawson Inc.	321,000	13,252,062
Makita Corp.	428,800	10,585,430
Marubeni Corp.	6,396,000	29,361,332
Marui Group Co. Ltd.	1,172,600	8,363,836
Matsui Securities Co. Ltd.	426,400	4,044,742
Mazda Motor Corp.	3,216,000	8,378,255
Meiji Holdings Co. Ltd.[a]	250,652	10,058,203
Minebea Co. Ltd.	2,140,000	8,654,866
Mitsubishi Chemical Holdings Corp.	4,264,000	19,036,714
Mitsubishi Corp.	4,690,400	93,123,126
Mitsubishi Electric Corp.	6,805,000	49,610,484
Mitsubishi Estate Co. Ltd.	4,269,000	70,720,237
Mitsubishi Gas Chemical Co. Inc.	2,132,000	13,056,946
Mitsubishi Heavy Industries Ltd.[b]	10,660,000	42,440,674
Mitsubishi Materials Corp.	4,264,000	11,511,613
Mitsubishi Motors Corp.[a,b]	12,828,000	23,582,121
Mitsubishi UFJ Financial Group Inc.	32,513,080	193,312,708
Mitsubishi UFJ Lease & Finance Co. Ltd.	223,860	6,819,623
Mitsui & Co. Ltd.	6,076,200	75,765,002
Mitsui Chemicals Inc.	2,140,000	7,800,620

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Mitsui Engineering & Shipbuilding Co. Ltd.	3,210,000	$8,092,862
Mitsui Fudosan Co. Ltd.	3,198,000	58,453,910
Mitsui Mining & Smelting Co. Ltd.[a,b]	3,210,000	8,800,987
Mitsui O.S.K. Lines Ltd.	4,297,000	26,045,160
Mitsui Sumitomo Insurance Group Holdings Inc.	1,385,848	35,375,919
Mitsumi Electric Co. Ltd.	319,800	7,844,246
Mizuho Financial Group Inc.[b]	42,213,600	95,340,344
Mizuho Trust & Banking Co. Ltd.[a]	5,360,000	6,869,268
Murata Manufacturing Co. Ltd.	856,000	41,723,199
Namco Bandai Holdings Inc.	852,800	9,531,795
NEC Corp.[a]	6,437,000	22,449,540
NGK Insulators Ltd.	1,070,000	24,109,985
NGK Spark Plug Co. Ltd.	1,070,000	11,734,650
Nidec Corp.	428,000	30,797,836
Nikon Corp.	1,070,000	21,378,643
Nintendo Co. Ltd.	359,100	96,532,055
Nippon Building Fund Inc.	2,144	19,143,863
Nippon Electric Glass Co. Ltd.	1,201,500	13,858,365
Nippon Express Co. Ltd.	3,210,000	14,668,313
Nippon Meat Packers Inc.	1,070,000	13,038,500
Nippon Mining Holdings Inc.	2,665,000	12,597,825
Nippon Oil Corp.	5,350,000	28,212,616
Nippon Paper Group Inc.	320,700	8,220,054
Nippon Sheet Glass Co. Ltd.	3,210,000	9,542,833
Nippon Steel Corp.	18,211,000	72,503,482
Nippon Telegraph and Telephone Corp.	1,705,600	70,055,108
Nippon Yusen Kabushiki Kaisha	4,264,000	18,140,869
Nipponkoa Insurance Co. Ltd.	2,144,000	12,725,038
Nishi-Nippon City Bank Ltd. (The)	4,265,000	10,752,666
Nissan Motor Co. Ltd.	8,741,200	63,266,839
Nisshin Seifun Group Inc.	1,127,200	13,628,942
Nisshin Steel Co. Ltd.	4,280,000	8,137,822
Nissin Foods Holdings Co. Ltd.	321,000	10,183,518
Nitori Co. Ltd.	106,600	7,592,290
Nitto Denko Corp.	642,000	20,569,358
NOK Corp.	535,000	6,524,870

Security	Shares	Value
Nomura Holdings Inc.	8,954,400	$77,978,860
Nomura Real Estate Holdings Inc.	213,200	3,726,717
NSK Ltd.	2,140,000	11,532,328
NTN Corp.	2,140,000	8,609,906
NTT Data Corp.	4,280	14,342,350
NTT DoCoMo Inc.	53,300	76,818,740
Obayashi Corp.	2,132,000	9,473,565
Oji Paper Co. Ltd.	3,210,000	13,859,026
Olympus Corp.	746,200	21,321,120
Omron Corp.	884,900	14,259,537
Oracle Corp. Japan	106,600	4,266,463
Oriental Land Co. Ltd.	214,000	14,252,429
ORIX Corp.	362,440	22,805,984
Osaka Gas Co. Ltd.	7,490,000	24,784,390
Panasonic Corp.	6,822,468	107,502,516
Promise Co. Ltd.[b]	373,100	3,907,566
Rakuten Inc.	24,518	15,659,377
Resona Holdings Inc.[b]	1,705,600	25,047,837
Ricoh Co. Ltd.	2,140,000	27,920,374
Rohm Co. Ltd.	428,000	31,652,083
Sankyo Co. Ltd.	213,200	12,631,420
SANYO Electric Co. Ltd.[a,b]	6,407,000	14,268,438
Sapporo Hokuyo Holdings Inc.[a]	2,146,000	7,191,281
Sapporo Holdings Ltd.	2,140,000	12,858,659
SBI Holdings Inc.[b]	60,762	12,210,484
Secom Co. Ltd.	746,200	31,746,520
Sega Sammy Holdings Inc.	746,238	9,783,130
Seiko Epson Corp.	533,000	8,152,193
Sekisui Chemical Co. Ltd.	2,140,000	12,566,416
Sekisui House Ltd.	2,140,000	20,052,314
Seven & I Holdings Co. Ltd.	2,665,080	62,151,138
77 Bank Ltd. (The)	2,140,000	12,588,897
Sharp Corp.	4,280,000	47,343,243
Shikoku Electric Power Co. Inc.	213,200	6,349,304
Shimamura Co. Ltd.	106,600	9,585,545
Shimano Inc.	321,000	13,083,460
Shimizu Corp.	2,132,000	8,712,096
Shin-Etsu Chemical Co. Ltd.	1,385,800	74,243,185
Shinsei Bank Ltd.[a,b]	5,330,000	7,838,647
Shionogi & Co. Ltd.	1,070,000	22,019,329
Shiseido Co. Ltd.	1,070,000	17,354,693

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Shizuoka Bank Ltd. (The)	3,208,000	$31,407,700
Showa Denko K.K.	4,280,000	7,913,021
Showa Shell Sekiyu K.K.	852,800	9,487,002
SMC Corp.	214,000	24,008,824
SoftBank Corp.	2,675,400	56,630,401
Sojitz Corp.	4,690,400	9,755,756
Sompo Japan Insurance Inc.	3,210,000	21,176,323
Sony Corp.	3,517,800	98,850,937
Sony Financial Holdings Inc.	3,201	9,808,621
Stanley Electric Co. Ltd.	670,900	13,841,563
Sumco Corp.	426,400	7,950,628
Sumitomo Chemical Co. Ltd.	6,420,000	31,629,602
Sumitomo Corp.	3,944,200	38,822,579
Sumitomo Electric Industries Ltd.	2,558,400	31,686,051
Sumitomo Heavy Industries Ltd.	2,140,000	10,273,438
Sumitomo Metal Industries Ltd.	11,726,000	29,070,182
Sumitomo Metal Mining Co. Ltd.	1,066,000	15,957,246
Sumitomo Mitsui Financial Group Inc.[b]	3,198,000	136,056,516
Sumitomo Realty & Development Co. Ltd.	1,463,000	29,968,486
Sumitomo Rubber Industries Inc.	533,000	4,602,406
Sumitomo Trust and Banking Co. Ltd. (The)	5,340,000	29,057,408
Suruga Bank Ltd.	1,070,000	11,307,527
Suzuken Co. Ltd.	321,040	9,628,333
Suzuki Motor Corp.	1,172,600	29,439,718
T&D Holdings Inc.	906,100	26,461,033
Taiheiyo Cement Corp.	2,132,000	3,202,647
Taisei Corp.	2,132,000	4,815,169
Taisho Pharmaceutical Co. Ltd.	1,070,000	20,524,398
Taiyo Nippon Sanso Corp.	1,070,000	10,228,479
Takashimaya Co. Ltd.	2,232,000	18,288,356
Takeda Pharmaceutical Co. Ltd.	2,665,000	107,221,493
TDK Corp.	444,000	23,227,271
Teijin Ltd.	3,210,000	10,116,077
Terumo Corp.	642,000	32,438,888

Security	Shares	Value
THK Co. Ltd.	319,800	$5,220,539
Tobu Railway Co. Ltd.	3,210,000	19,389,149
Toho Co. Ltd.	746,200	13,200,282
Tohoku Electric Power Co. Inc.	1,818,600	37,653,874
Tokio Marine Holdings Inc.	2,451,800	70,827,775
Tokuyama Corp.	1,070,000	8,047,902
Tokyo Broadcasting System Holdings Inc.	179,100	2,797,644
Tokyo Electric Power Co. Inc. (The)	4,157,400	105,905,720
Tokyo Electron Ltd.	641,400	33,419,234
Tokyo Gas Co. Ltd.	8,528,000	31,085,834
Tokyo Steel Manufacturing Co. Ltd.	535,000	5,901,045
Tokyo Tatemono Co. Ltd.	1,066,000	5,195,903
Tokyu Corp.	4,280,000	20,861,600
Tokyu Land Corp.	2,140,000	8,587,425
TonenGeneral Sekiyu K.K.	2,140,000	20,322,076
Toppan Printing Co. Ltd.	2,140,000	21,715,847
Toray Industries Inc.	5,350,000	26,639,004
Toshiba Corp.	12,792,000	56,438,258
Tosoh Corp.	2,140,000	6,227,008
TOTO Ltd.	2,140,000	14,589,632
Toyo Seikan Kaisha Ltd.	639,600	13,639,246
Toyoda Gosei Co. Ltd.	321,000	9,880,036
Toyota Industries Corp.	852,800	22,933,641
Toyota Motor Corp.	9,594,000	402,122,590
Toyota Tsusho Corp.	749,000	11,440,160
Trend Micro Inc.[b]	535,000	18,377,541
Tsumura & Co.	213,200	6,853,217
Ube Industries Ltd.	4,280,000	12,319,134
Uni-Charm Corp.	214,000	17,219,812
Ushio Inc.	319,800	5,996,565
USS Co. Ltd.	149,800	9,315,783
West Japan Railway Co.	7,490	23,761,542
Yahoo! Japan Corp.	51,168	16,689,599
Yakult Honsha Co. Ltd.	319,800	7,004,391
Yamada Denki Co. Ltd.	298,480	18,561,916
Yamaguchi Financial Group Inc.	1,076,000	14,637,533
Yamaha Corp.	670,700	8,856,242
Yamaha Motor Co. Ltd.	857,700	10,613,694
Yamato Holdings Co. Ltd.	2,140,000	31,629,602

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Yaskawa Electric Corp.	1,070,000	$7,564,578
Yokogawa Electric Corp.	852,800	6,647,173

		7,367,796,082
NETHERLANDS – 2.42%
Aegon NV	5,026,190	36,755,294
Akzo Nobel NV	875,186	47,764,402
ASML Holding NV	1,591,628	41,452,467
Corio NV	141,778	7,815,104
Fugro NV CVA	192,946	8,612,696
Heineken NV	850,398	33,770,306
ING Groep NV CVA	7,127,276	90,922,050
Koninklijke Ahold NV	4,320,498	48,874,455
Koninklijke Boskalis Westminster NV	207,870	5,170,646
Koninklijke DSM NV	596,960	21,226,208
Koninklijke KPN NV	6,125,236	91,573,343
Koninklijke Philips Electronics NV	3,594,552	81,538,818
Randstad Holding NVa	356,044	12,266,188
Reed Elsevier NV	2,239,666	23,351,057
SBM Offshore NV	561,748	10,687,933
TNT NV	1,418,266	33,509,092
Unilever NV CVA	5,834,218	158,563,937
Wolters Kluwer NV	1,140,906	22,321,769

		776,175,765
NORWAY – 0.69%
DnB NOR ASA[a]	2,730,026	23,655,288
Norsk Hydro ASA[a]	2,316,418	13,546,524
Orkla ASA	3,063,684	24,157,511
Renewable Energy Corp. ASA[a,b]	1,272,782	10,062,915
Seadrill Ltd.	963,530	15,401,704
StatoilHydro ASA	4,017,754	85,499,403
Telenor ASA[a]	3,024,242	27,776,709
Yara International ASA	720,616	22,241,596

		222,341,650
PORTUGAL – 0.37%
Banco Comercial Portugues SA Registered	11,722,802	12,481,622
Banco Espirito Santo SA Registered	2,736,422	16,996,362
BRISA - Auto-estradas de Portugal SA	1,749,306	14,409,256

Security	Shares	Value
EDP Renovaveis SAa,b	866,658	$8,851,586
Energias de Portugal SA	7,924,177	31,265,619
Galp Energia SGPS SA Class Bb	606,554	7,894,267
Portugal Telecom SGPS SA Registered	2,527,486	25,470,404

		117,369,116
SINGAPORE – 1.44%
CapitaLand Ltd.[b]	8,528,000	22,590,728
City Developments Ltd.	2,132,000	14,991,491
ComfortDelGro Corp. Ltd.	11,770,000	12,651,087
COSCO Corp. (Singapore) Ltd.[b]	3,198,000	2,905,156
DBS Group Holdings Ltd.	6,446,000	62,043,952
Fraser and Neave Ltd.	6,396,150	18,407,144
Genting Singapore PLC[a,b]	13,858,000	8,120,391
Golden Agri-Resources Ltd.	24,518,194	7,225,985
Keppel Corp. Ltd.	4,280,000	24,901,494
Olam International Ltd.	4,288,000	7,552,803
Oversea-Chinese Banking Corp. Ltd.	10,701,200	58,030,848
Singapore Airlines Ltd.	1,857,200	17,386,499
Singapore Exchange Ltd.[b]	3,204,000	19,374,418
Singapore Press Holdings Ltd.	9,594,750	23,886,240
Singapore Technologies Engineering Ltd.	7,462,000	13,609,140
Singapore Telecommunications Ltd.	23,452,285	56,921,048
United Overseas Bank Ltd.	5,350,000	65,592,733
UOL Group Ltd.	4,525,000	10,982,629
Wilmar International Ltd.	3,216,000	13,358,649

		460,532,435
SPAIN – 4.65%
Abertis Infraestructuras SA	1,097,980	22,618,286
Acciona SA	116,194	13,961,210
Acerinox SA	668,382	13,190,572
Actividades de Construcciones y Servicios SAb	528,736	28,028,122
Banco Bilbao Vizcaya Argentaria SA	12,513,774	204,380,964
Banco de Sabadell SAb	3,178,812	21,091,640
Banco de Valencia SA	729,300	7,072,321

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Banco Popular Espanol SAb	2,838,992	$25,498,254
Banco Santander SA	27,994,829	403,247,035
Bankinter SA	1,057,472	11,948,870
Cintra Concesiones de Infraestructuras de Transporte SA	1,012,700	8,255,594
Criteria CaixaCorp SA	3,156,426	15,103,202
Enagas SA	700,362	13,777,018
Fomento de Construcciones y Contratas SA	34,112	1,361,398
Gamesa Corporacion Tecnologica SA	702,494	15,118,686
Gas Natural SDG SA	1,013,766	18,871,312
Grifols SA	508,482	9,209,502
Grupo Ferrovial SA	225,992	7,721,644
Iberdrola Renovables SA	3,471,962	15,948,492
Iberdrola SAb	13,121,394	111,989,195
Iberia Lineas Aereas de Espana SAa	1,807,936	4,013,973
Industria de Diseno Textil SA	790,972	42,321,657
Mapfre SA	2,560,532	9,511,109
Red Electrica Corporacion SA	423,996	19,818,937
Repsol YPF SA	2,687,386	62,065,576
Sacyr Vallehermoso SA	347,068	5,530,706
Telefonica SAb	14,936,792	369,638,196
Zardoya Otis SAb	427,466	9,660,276
Zardoya Otis SA New[b,c]	21,373	483,007

		1,491,436,754
SWEDEN – 2.59%
Alfa Laval ABb	1,376,316	14,848,865
Assa Abloy AB Class B	1,192,854	19,484,390
Atlas Copco AB Class A	2,488,044	29,370,346
Atlas Copco AB Class B	1,522,248	15,984,513
Electrolux AB Class Ba	982,852	18,212,705
Getinge AB Class B	663,052	9,829,330
Hennes & Mauritz AB Class B	1,723,722	101,502,579
Holmen AB Class B	292,084	7,958,310
Husqvarna AB Class Ba,b	1,725,854	10,778,740
Investor AB Class B	1,427,374	25,176,391
Lundin Petroleum ABa	914,628	8,022,282

Security	Shares	Value
Millicom International Cellular SA SDR[a]	281,424	$20,975,558
Nordea Bank AB	11,179,142	107,413,550
Sandvik AB	3,558,461	33,580,524
Scania AB Class B	1,067,066	12,376,577
Securitas AB Class B	1,274,936	11,900,079
Skandinaviska Enskilda Banken AB Class Aa	5,571,982	30,822,461
Skanska AB Class B	1,363,414	18,948,522
SKF AB Class B	1,471,430	21,863,519
SSAB AB Class A	777,964	10,091,225
Svenska Cellulosa AB Class B	2,083,786	26,528,921
Svenska Handelsbanken AB Class A	1,724,788	41,786,211
Swedbank AB Class Aa	1,381,536	10,572,060
Swedish Match AB	1,290,926	24,408,749
Tele2 AB Class B	1,168,336	15,571,826
Telefonaktiebolaget LM Ericsson AB Class B	10,481,978	101,865,955
TeliaSonera AB	7,958,756	50,579,990
Volvo AB Class Bb	3,899,780	28,236,778

		828,690,956
SWITZERLAND – 7.56%
ABB Ltd. Registered[a]	7,828,704	141,989,595
Actelion Ltd. Registered[a]	375,236	20,552,996
Adecco SA Registered	432,124	20,677,711
Aryzta AGa	308,074	10,734,286
Baloise Holding Registered	196,144	15,527,497
Compagnie Financiere Richemont SA Class A Bearer Units	1,939,054	47,312,017
Credit Suisse Group AG Registered	3,969,784	186,270,933
Geberit AG Registered	154,570	21,413,600
Givaudan SA Registered	30,914	20,523,162
Holcim Ltd. Registered[a]	856,278	51,635,254
Julius Baer Holding AG Registered	782,444	37,004,785
Kuehne & Nagel International AG Registered	194,012	16,043,733
Logitech International SA Registered[a,b]	724,609	12,118,896

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Lonza Group AG Registered	186,550	$18,356,000
Nestle SA Registered	12,762,152	521,514,002
Nobel Biocare Holding AG Registered	511,680	12,066,377
Novartis AG Registered	7,502,508	341,159,342
Roche Holding AG Genusschein	2,489,110	389,700,381
Schindler Holding AG Participation Certificates	143,910	9,226,286
SGS SA Registered	18,122	21,249,676
Sonova Holding AG Registered	183,352	16,056,610
Swatch Group AG (The) Bearer	114,062	20,698,080
Swatch Group AG (The) Registered	221,728	8,168,655
Swiss Life Holding AG Registered[a]	140,712	14,002,560
Swiss Reinsurance Co. Registered	1,240,824	47,269,486
Swisscom AG Registered	84,214	27,445,352
Syngenta AG Registered	346,450	79,381,715
Synthes Inc.[b]	241,982	27,003,055
UBS AG Registered[a]	11,422,190	165,668,187
Zurich Financial Services AG Registered	515,944	100,672,000

		2,421,442,229
UNITED KINGDOM – 20.92%
Admiral Group PLC	640,666	10,159,256
AMEC PLC	1,118,234	13,069,743
Anglo American PLC	4,664,816	149,257,808
Antofagasta PLC	1,396,460	17,525,468
Associated British Foods PLC	1,118,234	14,756,759
AstraZeneca PLC	5,116,800	237,775,319
Autonomy Corp. PLC[a]	756,860	14,743,434
Aviva PLC	9,452,222	54,963,810
BAE Systems PLC	12,635,298	64,308,606
Balfour Beatty PLC	1,541,436	7,813,348
Banco Santander SA	652,855	9,270,205
Barclays PLC[d]	39,008,138	195,496,327
Berkeley Group Holdings PLC (The) Units[a]	271,830	3,722,397
BG Group PLC	11,788,894	195,246,737
BHP Billiton PLC	7,786,064	201,754,012

Security	Shares	Value
BP PLC	65,869,206	$542,948,681
British Airways PLC[a]	2,022,202	4,773,971
British American Tobacco PLC	7,023,874	216,355,358
British Land Co. PLC[b]	3,124,446	22,532,403
British Sky Broadcasting Group PLC	3,992,170	36,136,568
BT Group PLC	27,648,842	58,053,362
Bunzl PLC	1,523,314	13,081,707
Burberry Group PLC	1,688,544	12,877,022
Cable & Wireless PLC	9,064,198	21,669,050
Cadbury PLC	4,807,660	47,104,941
Cairn Energy PLC[a]	497,822	19,774,528
Capita Group PLC	2,077,634	22,991,407
Carnival PLC	638,534	18,461,872
Centrica PLC	17,985,552	65,672,708
Cobham PLC	4,616,846	13,708,382
Compass Group PLC	6,714,734	35,900,770
Diageo PLC	8,791,302	136,710,311
Drax Group PLC	1,320,774	8,764,055
Eurasian Natural Resources Corp.	988,182	14,146,354
Experian PLC	3,576,430	29,290,171
FirstGroup PLC	1,562,756	8,588,552
Fresnillo PLC	639,600	6,621,954
Friends Provident Group PLC	7,976,878	9,276,964
G4S PLC	4,262,934	15,088,696
GlaxoSmithKline PLC	18,323,474	349,038,295
Hammerson PLC[b]	2,617,030	14,957,472
Home Retail Group PLC	3,179,878	16,553,329
HSBC Holdings PLC	60,849,412	611,075,738
ICAP PLC	1,964,638	14,787,121
Imperial Tobacco Group PLC	3,610,542	102,415,961
InterContinental Hotels Group PLC	1,108,640	12,479,740
International Power PLC	5,595,434	23,677,986
Invensys PLC	2,961,348	12,666,435
Investec PLC	1,660,828	11,123,751
J Sainsbury PLC	3,800,290	20,003,487
Johnson Matthey PLC	800,566	18,793,412
Kazakhmys PLC	811,226	11,518,992
Kingfisher PLC	8,309,470	29,308,131
Ladbrokes PLC	2,117,076	6,159,689

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
Land Securities Group PLC	2,860,078	$25,320,039
Legal & General Group PLC	21,437,260	22,905,377
Liberty International PLC[b]	1,354,886	9,793,422
Lloyds Banking Group PLC	58,978,582	83,110,996
London Stock Exchange Group PLC	599,092	7,071,617
Lonmin PLC[a]	578,838	13,252,443
Man Group PLC	6,268,080	28,758,577
Marks & Spencer Group PLC	5,601,830	32,109,781
National Grid PLC	8,492,822	78,635,822
Next PLC	693,966	19,615,881
Old Mutual PLC	18,541,637	29,454,352
Pearson PLC	2,797,184	32,159,755
Prudential PLC	8,829,678	65,616,098
Randgold Resources Ltd.	276,094	16,638,211
Reckitt Benckiser PLC	2,101,086	100,179,289
Reed Elsevier PLC	3,805,620	26,703,465
Rexam PLC	1,818,596	7,115,304
Rio Tinto PLC	4,850,300	200,142,229
Rolls-Royce Group PLC[a]	6,608,134	45,382,310
Royal Bank of Scotland Group PLC[a]	1,879,696	1,397,484
Royal Dutch Shell PLC Class A	12,426,362	323,848,416
Royal Dutch Shell PLC Class B	9,437,298	243,133,005
RSA Insurance Group PLC	11,885,492	24,945,723
SABMiller PLC	3,189,553	73,341,792
Sage Group PLC (The)	4,856,696	15,732,970
Schroders PLC	467,974	7,583,745
Scottish & Southern Energy PLC	3,188,406	58,514,901
SEGRO PLC	2,430,692	11,122,035
Serco Group PLC	1,888,952	12,636,002
Severn Trent PLC	882,648	14,172,041
Shire PLC	2,019,004	29,723,187
Smith & Nephew PLC	3,260,894	25,705,878
Smiths Group PLC	1,272,804	15,192,851
Standard Chartered PLC	6,709,404	158,060,465
Standard Life PLC	7,834,034	25,689,578
Tesco PLC	27,465,490	167,336,210
Thomas Cook Group PLC	1,578,746	5,679,593
Thomson Reuters PLC	644,930	20,475,127
3i Group PLC	3,851,458	17,479,320

Security	Shares	Value
Tomkins PLC	3,000,790	$8,805,502
TUI Travel PLC	2,343,068	8,817,714
Tullow Oil PLC	2,830,230	46,381,377
Unilever PLC	4,512,378	118,197,365
United Utilities Group PLC	2,516,826	18,807,634
Vedanta Resources PLC	524,472	15,337,908
Vodafone Group PLC	184,945,670	376,213,144
Whitbread PLC	829,348	11,900,059
Wm Morrison Supermarkets PLC	7,399,106	33,058,508
Wolseley PLC[a]	1,039,350	23,072,127
WPP PLC	4,179,958	31,998,090
Xstrata PLC	6,771,232	90,726,002

		6,704,003,276

TOTAL COMMON STOCKS
(Cost: $36,898,019,273)		31,802,336,860

PREFERRED STOCKS – 0.40%

GERMANY – 0.30%
Fresenius SE	331,526	18,697,435
Henkel AG & Co. KGaA	707,824	25,890,751
Porsche Automobil Holding SE	321,336	20,837,960
Volkswagen AG	384,826	30,001,833

		95,427,979

ITALY – 0.10%
Intesa Sanpaolo SpA RNC	3,132,974	8,794,712
Telecom Italia SpA RNC	21,445,788	24,034,967

		32,829,679

TOTAL PREFERRED STOCKS
(Cost: $173,719,343)		128,257,658

RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[a,b,c]	6,897,693	978

		978
UNITED KINGDOM – 0.00%
Rexam PLC[a]	661,307	942,859

		942,859

TOTAL RIGHTS
(Cost: $0)		943,837

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2009

Security	Shares	Value
WARRANTS – 0.00%

ITALY – 0.00%
Unione di Banche Italiane ScpA
(Expires 6/30/11)[a]	2,450,052	$178,194

		178,194

SINGAPORE – 0.00%
Golden Agri-Resources Ltd. (Expires 7/23/12)[a]	1,304,797	113,102

		113,102

TOTAL WARRANTS (Cost: $0)		291,296

SHORT-TERM INVESTMENTS – 1.81%

MONEY MARKET FUNDS – 1.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%[d,e,f]	507,209,093	507,209,093
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%[d,e,f]	70,233,420	70,233,420
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%[d,e]	1,140,555	1,140,555

		578,583,068

TOTAL SHORT-TERM INVESTMENTS
(Cost: $578,583,068)		578,583,068

TOTAL INVESTMENTS IN SECURITIES – 101.44%
(Cost: $37,650,321,684)		32,510,412,719

Other Assets, Less Liabilities – (1.44)%		(462,315,063)

NET ASSETS – 100.00%		$32,048,097,656

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Statement of Assets and Liabilities

iSHARES® TRUST

July 31, 2009

iShares MSCI EAFE Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$36,764,220,835
Affiliated issuers (Note 2)	886,100,849

Total cost of investments	$37,650,321,684

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$31,736,333,324
Affiliated issuers (Note 2)	774,079,395

Total fair value of investments	32,510,412,719
Foreign currencies, at value[b]	43,188,023
Receivables:
Dividends and interest	95,826,505

Total Assets	32,649,427,247

LIABILITIES
Payables:
Investment securities purchased	15,070,497
Collateral for securities on loan (Note 5)	577,442,513
Investment advisory fees (Note 2)	8,816,581

Total Liabilities	601,329,591

NET ASSETS	$32,048,097,656

Net assets consist of:
Paid-in capital	$39,921,549,229
Undistributed net investment income	17,833,546
Accumulated net realized loss	(2,752,932,784)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(5,138,352,335)

NET ASSETS	$32,048,097,656

Shares outstanding[c]	639,600,000

Net asset value per share	$50.11

[a]	Securities on loan with value of $552,787,360. See Note 5.
[b]	Cost of foreign currencies: $42,935,172.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® TRUST

Year ended July 31, 2009

iShares MSCI EAFE Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,013,566,308
Dividends from affiliated issuers (Note 2)	6,000,905
Interest from affiliated issuers (Note 2)	36,298
Securities lending income from affiliated issuers (Note 2)	17,914,911

Total investment income	1,037,518,422

EXPENSES
Investment advisory fees (Note 2)	102,160,526
Foreign taxes (Note 1)	500,086

Total expenses	102,660,612

Net investment income	934,857,810

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,180,876,734)
Investments in affiliated issuers (Note 2)	(22,590,809)
In-kind redemptions	546,690,037
Foreign currency transactions	(735,717)

Net realized loss	(1,657,513,223)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,298,244,632)
Translation of assets and liabilities in foreign currencies	1,634,352

Net change in unrealized appreciation (depreciation)	(8,296,610,280)

Net realized and unrealized loss	(9,954,123,503)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,019,265,693)

[a]	Net of foreign withholding tax of $82,551,033.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Index Fund
	Year ended July 31, 2009	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$934,857,810	$1,441,822,772
Net realized gain (loss)	(1,657,513,223)	1,582,626,610
Net change in unrealized appreciation (depreciation)	(8,296,610,280)	(9,268,956,761)

Net decrease in net assets resulting from operations	(9,019,265,693)	(6,244,507,379)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,002,586,439)	(2,120,955,623)

Total distributions to shareholders	(1,002,586,439)	(2,120,955,623)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,416,139,859	8,674,382,311
Cost of shares redeemed	(6,043,566,179)	(5,938,096,401)

Net increase in net assets from capital share transactions	1,372,573,680	2,736,285,910

DECREASE IN NET ASSETS	(8,649,278,452)	(5,629,177,092)

NET ASSETS
Beginning of year	40,697,376,108	46,326,553,200

End of year	$32,048,097,656	$40,697,376,108

Undistributed net investment income included in net assets at end of year	$17,833,546	$75,388,211

SHARES ISSUED AND REDEEMED
Shares sold	174,000,000	111,000,000
Shares redeemed	(144,000,000)	(83,400,000)

Net increase in shares outstanding	30,000,000	27,600,000

See notes to financial statements.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005

Net asset value, beginning of year	$66.76	$79.60	$65.68	$54.00	$45.49

Income from investment operations:
Net investment income	1.45 [a]	2.32 [a]	1.85 [a]	1.70 [a]	0.97
Net realized and unrealized gain (loss)[b]	(16.61)	(11.85)	13.60	11.09	8.34

Total from investment operations	(15.16)	(9.53)	15.45	12.79	9.31

Less distributions from:
Net investment income	(1.49)	(3.31)	(1.53)	(1.11)	(0.80)

Total distributions	(1.49)	(3.31)	(1.53)	(1.11)	(0.80)

Net asset value, end of year	$50.11	$66.76	$79.60	$65.68	$54.00

Total return	(22.38)%	(12.35)%	23.75%	23.91%	20.53%

Ratios/Supplemental data:
Net assets, end of year (000s)	$32,048,098	$40,697,376	$46,326,553	$29,320,817	$17,721,489
Ratio of expenses to average net assets	0.35%	0.34%	0.34%	0.35%	0.36%
Ratio of expenses to average net assets exclusive of foreign taxes	0.35%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.19%	3.07%	2.48%	2.77%	2.57%
Portfolio turnover rate[c]	7%	12%	5%	7%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of the Fund’s investments according to the fair value hierarchy as of July 31, 2009. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments in Securities
Asset Class	Level 1	Level 2	Level 3	Total
Common Stocks	$31,801,853,347	$–	$483,513	$31,802,336,860
Preferred Stocks	128,257,658	–	–	128,257,658
Rights	942,859	–	978	943,837
Warrants	291,296	–	–	291,296
Short-Term Investments	578,583,068	–	–	578,583,068

	$32,509,928,228	$–	$484,491	$32,510,412,719

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended July 31, 2009:

Asset Class	Balance at Beginning of Year	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
Common Stocks	$19,719,390	$(24,115,191)	$(9,636,882)	$14,516,196	$483,513	$(23,144,399)
Rights	–	–	–	978	978	978

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of July 31, 2009, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of July 31, 2009, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $53,451,359, unrealized depreciation of $5,769,082,294, and capital and other losses of $2,157,820,638, for net accumulated losses of $7,873,451,573.

For the years ended July 31, 2009 and July 31, 2008, the tax characterization of distributions paid for the Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2009.

From November 1, 2008 to July 31, 2009, the Fund incurred net realized capital losses of $1,552,232,788. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending July 31, 2010.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2009, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $17,452,072, $150,352 and $587,985,426 expiring in 2012, 2013 and 2017, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2009, the Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2009 are disclosed in the Fund’s Statement of Operations.

As of July 31, 2009, the cost of investments for federal income tax purposes was $38,281,051,643. Net unrealized depreciation was $5,770,638,924, of which $1,196,223,812 represented gross unrealized appreciation on securities and $6,966,862,736 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of July 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Fund for its distribution services.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2009, BGI earned securities lending agent fees of $17,914,911.

The Fund may invest in certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

For the year ended July 31, 2009, the Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Loss
Barclays PLC	28,159	19,163	8,314	39,008	$195,496,327	$6,000,905	$(22,590,809)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2009, aggregated $2,047,441,186 and $2,074,470,975, respectively.

In-kind purchases and sales (see Note 4) for the year ended July 31, 2009, aggregated $7,311,614,410 and $5,969,733,462, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of July 31, 2009, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of July 31, 2009 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with BGFA. In order for the management of the Fund to continue uninterrupted, the Board approved a new investment advisory agreement for the Fund subject to shareholder approval. A special meeting of shareholders of the Fund is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and be entitled to vote at the meeting.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the year ended July 31, 2009, events and transactions through September 22, 2009, the date the financial statements are available to be issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI EAFE Index Fund, (the “Fund”), at July 31, 2009, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, 0.02% of the income dividends paid by the Fund during the fiscal year ended July 31, 2009 qualified for the dividends-received deduction.

For the fiscal year ended July 31, 2009, the Fund earned foreign source income of $1,101,872,404 and paid foreign taxes of $81,890,498 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $964,849,201 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2009.

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Fund. The Board also considered BGFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board also noted that the Fund had met its investment objectives consistently since its inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUND’S EXPENSES AND PERFORMANCE OF THE FUND

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-year and “last quarter” periods ended March 31, 2009, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Fund based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Fund’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Fund). The Board also discussed BGFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Fund’s profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s asset size decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Fund’s shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). In reviewing the comparative investment advisory/management fee information, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate under the Advisory Contract was generally higher than the investment advisory/management fee

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Fund in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Supplemental Information (Unaudited)

iSHARES® TRUST

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares MSCI EAFE Index Fund (the “Fund”) and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI EAFE Index Fund

Period Covered: January 1, 2004 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	5	0.36%
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	12	0.87
Greater than 2.0% and Less than 2.5%	12	0.87
Greater than 1.5% and Less than 2.0%	21	1.52
Greater than 1.0% and Less than 1.5%	84	6.08
Greater than 0.5% and Less than 1.0%	354	25.62
Between 0.5% and –0.5%	697	50.45
Less than –0.5% and Greater than –1.0%	112	8.10
Less than –1.0% and Greater than –1.5%	41	2.97
Less than –1.5% and Greater than –2.0%	17	1.23
Less than –2.0% and Greater than –2.5%	5	0.36
Less than –2.5% and Greater than –3.0%	6	0.43
Less than –3.0% and Greater than –3.5%	2	0.14
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0%	2	0.14

	1,382	100.00%

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 179 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Non-Executive Chairman (since 2009), iShares; Global Chief Executive Officer (2008-2009) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

J. Darrell Duffie, 55	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2002) and Chair (2006-2007) of the Finance and Investment Committees (since 2006) of the Thacher School.	Director (since 2005) of iShares, Inc.; Advisory Board Member (since 2009) of Forward Funds.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of ProMark Absolute Return Strategies Fund LLC (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 54	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

*John E. Martinez, 48	Trustee (since 2003).	Director (since 2005) of EquityRock Capital Management; Director (since 2003) of Larkin Street Youth Services.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 54	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

*	Prior to August 13, 2009, John E. Martinez was deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI. Effective August 13, 2009, John E. Martinez is a non-interested person notwithstanding his former affiliation with BGFA and its affiliates prior to 2002.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

TRUSTEE AND OFFICER INFORMATION	37

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Senior Director (since 2009) of Fund Administration of Intermediary Investor Business of BGI; Director (2004-2009) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 57	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 46	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2008) of Index Equity, BGI; Global Head (since 2006-2008) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Director (since 2009) of Fixed Income Investment Strategy, BGI; Head (2005-2008) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	39

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Trading
iShares Russell Domestic Index Funds	Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

Trading
iShares North American Sector/Subsector Index Funds	Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares U.S. Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

Trading
iShares International Country Index Funds	Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

Trading
iShares Target Date Index Funds	Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	41

The iShares® Family of Funds (Continued)

Trading
iShares AMT-Free Municipal Bond Funds	Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

Trading
iShares International Bond Funds	Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-1241-0909

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays global investors. All rights reserved. Ishares® is a registered trademark of Barclays global investors, n.a. all other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal

A description of the policies that the fund uses to determine how to vote proxies relating to portfolio securities and information about how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended june 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the fund’s website at www.ishares.com; and on the u.s. securities and exchange commission (sec) website at www.sec.gov.

The fund files its complete schedule of portfolio holdings with the sec for the first and third quarters of each fiscal year on form n-q. the fund’s form n-q is available on the sec’s website or may be reviewed and copied at the sec’s public reference room in Washington, d.c. information on the operation of the public reference room may be obtained by calling 1-800-sec-0330. the fund also discloses its complete schedule of portfolio holdings on a monthly basis on the fund’s website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the u.s. in which ishares funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-AR- -0709

Ishares®

LET’S BUILD A BETTER INVESTMENT WORLDR.

BARCLAYS GLOBAL INVESTORS

2009 ANNUAL REPORT TO SHAREHOLDERS ISHARES®S&P ALLOCATION SERIES ISHARES® S&P TARGET DATE SERIES JULY 31, 2009

Would you prefer to receive materials like this electronically? see inside cover for details.

iShares S&P Conservative Allocation Fund

iShares S&P Moderate Allocation Fund

iShares S&P Growth Allocation Fund

iShares S&P Aggressive Allocation Fund

iShares S&P Target Date Retirement Income Index Fund

iShares S&P Target Date 2010 Index Fund

iShares S&P Target Date 2015 Index Fund

iShares S&P Target Date 2020 Index Fund

iShares S&P Target Date 2025 Index Fund

iShares S&P Target Date 2030 Index Fund

iShares S&P Target Date 2035 Index Fund

iShares S&P Target Date 2040 Index Fund

ishares ® is not listed, electronic delivery may not be available. Please contact your brokerage firm

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery. Com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

MARKET PERFORMANCE OVERVIEW FOR THE REPORTING PERIOD

(November 4, 2008 through July 31, 2009)

Stock markets throughout the world rallied during the reporting period, mitigating severe declines from 2008 during the first two quarters of 2009 as global economies responded to a challenging recession. Overall, most market capitalizations and investment styles posted positive returns for the reporting period as business and economic conditions appeared to gradually improve.

The broad U.S. stock market produced a slightly positive return in an environment of ongoing market volatility and changing market sentiment. After dipping to multi-year lows in early March 2009, major equity indices rebounded in the final months of the reporting period amid suggestions of a possible economic recovery. Manufacturing levels continued to fall, but declined less in the first quarter of 2009 than in previous quarters. Similarly, unemployment levels grew at a slower pace in the first quarter of 2009 than in prior quarters. In addition, gross domestic product (GDP) declined only 1.0% in the second quarter of 2009, after contracting at an annualized rate of 5.4% during the fourth quarter of 2008 and 6.4% during the first quarter of 2009. An apparent optimism about the federal government’s efforts to stimulate economic activity – The U.S. Federal Reserve responded to economic concerns by cutting its federal funds rate target from 2.00% to a range of 0.00-0.25% – also appeared to provide additional market support.

Most international stock markets also rebounded during the reporting period, albeit in a volatile market environment. Developed international markets produced solid returns for the period as European markets were able to overcome high unemployment rates and GDP declines. In addition, inflation in the “Eurozone” was historically low at the end of the reporting period. In Japan, the economy showed signs of recovery in June as manufacturers boosted production after months of cutbacks, and the yen strengthened. In addition, The Bank of Japan declared the economy was showing signs of “leveling out”, despite reductions in export activity and declines in GDP for the first two quarters of 2009. Emerging markets rose sharply during the reporting period, led by China, whose GDP continued to grow at a strong rate. In addition, the Chinese government launched a stimulus program in November that directly benefited the country’s infrastructure industries. During the second quarter of 2009, China’s economy grew by about 8% versus the same period last year. Other emerging market countries followed suit, as stock markets in Brazil, Taiwan, and South Korea also produced robust returns for the reporting period.

Real estate investment trusts (REITs) continued to struggle during the reporting period, still feeling the effects of slowdowns in consumer and business spending, which led to reduced demand for commercial real estate, higher vacancy rates, and a substantial decline in commercial property values. Frozen credit markets also limited access to capital for many REITs, thereby curtailing development and leading to concerns about their ability to refinance debt maturing in 2009 and 2010.

Within the fixed income space, changing market sentiment was also a theme during the reporting period. Treasury, investment-grade corporate, and government agency bonds rallied toward the end of 2008 as the economic downturn and credit crisis led to a significant “flight to quality”, as investors moved away from riskier assets towards the relative safety of high-quality bonds. In fact, after the federal funds target rate cut in December 2008, treasury yields were down to historic lows. However, following the federal government’s approval of a massive fiscal stimulus package designed to resuscitate the economy, and the appearance of various signs of improvement and stabilization in the overall economy and credit markets, investors moved towards riskier assets. These assets, such as lower-grade corporate bonds, were now considered attractively valued by many investors versus treasury bonds. As a result, both high-yield and investment-grade corporate bonds have soundly outperformed treasury bonds during 2009. Treasury inflation-protected securities (TIPS) also performed strongly during the period, as concerns over deflation early in the reporting period became mitigated as a possible economic recovery and future expansion appeared more likely – thereby increasing the demand for TIPS.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

INVESTMENT OBJECTIVES

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target risk profile of each Fund.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index seeks to measure the performance of an asset allocation strategy targeted to a conservative risk profile. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. For the period from November 4, 2008 (inception date of the Conservative Allocation Fund) through July 31, 2009, the total return for the Conservative Allocation Fund was 5.03%, while the total return for the Conservative Allocation Index was 5.06%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index seeks to measure the performance of an asset allocation strategy targeted to a moderate risk profile. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. For the period from November 4, 2008 (inception date of the Moderate Allocation Fund) through July 31, 2009, the total return for the Moderate Allocation Fund was 5.48%, while the total return for the Moderate Allocation Index was 5.52%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index seeks to measure the performance of an asset allocation strategy targeted to a growth focused risk profile. The Growth Allocation Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. For the period from November 4, 2008 (inception date of the Growth Allocation Fund) through July 31, 2009, the total return for the Growth Allocation Fund and the Growth Allocation Index was 5.83%.

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index seeks to measure the performance of an asset allocation strategy targeted to an aggressive risk profile. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. For the period from November 4, 2008 (inception date of the Aggressive Allocation Fund) through July 31, 2009, the total return for the Aggressive Allocation Fund was 6.04%, while the total return for the Aggressive Allocation Index was 6.08%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the use of representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

2	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

UNDERLYING FUND ALLOCATION WEIGHTS* (as of July 31, 2009)
Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares S&P 500 Index Fund	10.08%	19.45%	21.83%	26.42%
iShares S&P MidCap 400 Index Fund	3.55%	3.42%	9.79%	22.67%
iShares S&P SmallCap 600 Index Fund	1.18%	2.28%	5.44%	8.24%
Total Domestic Equity	14.81%	25.15%	37.06%	57.33%

International Equity
iShares MSCI EAFE Index Fund	5.81%	12.97%	20.16%	21.39%
iShares MSCI Emerging Markets Index Fund	–	1.45%	2.78%	5.26%
Total International Equity	5.81%	14.42%	22.94%	26.65%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	26.35%	24.23%	20.45%	11.76%
iShares Barclays Short Treasury Bond Fund	28.44%	21.93%	9.60%	–
iShares Barclays TIPS Bond Fund	21.53%	11.32%	9.01%	4.26%
Total Domestic Fixed Income	76.32%	57.48%	39.06%	16.02%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	3.06%	2.95%	0.94%	–
Total Domestic Real Estate	3.06%	2.95%	0.94%	–

Fund Total	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of July 31, 2009, and will vary over time. Holdings are subject to change.

PERFORMANCE AS OF JULY 31, 2009

	Cumulative Total Return

	Inception to 7/31/09

iSHARES ALLOCATION FUND	NAV	MARKET	INDEX
S&P Conservative	5.03%	4.98%	5.06%
S&P Moderate	5.48%	5.52%	5.52%
S&P Growth	5.83%	5.91%	5.83%
S&P Aggressive	6.04%	6.19%	6.08%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

4	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/4/08 for each of the Funds.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

6	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P TARGET DATE SERIES

INVESTMENT OBJECTIVES

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target retirement horizon of each Fund.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon. For the period from November 4, 2008 (inception date of the Retirement Income Fund) through July 31, 2009, the total return for the Retirement Income Fund was 6.31%, while the total return for the Retirement Income Index was 6.39%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations which target an approximate 2010 retirement horizon. For the period from November 4, 2008 (inception date of the 2010 Fund) through July 31, 2009, the total return for the 2010 Fund was 6.41%, while the total return for the 2010 Index was 6.49%.

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon. For the period from November 4, 2008 (inception date of the 2015 Fund) through July 31, 2009, the total return for the 2015 Fund was 6.39%, while the total return for the 2015 Index was 6.48%.

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent the market consensus for asset allocations which target an approximate 2020 retirement horizon. For the period from November 4, 2008 (inception date of the 2020 Fund) through July 31, 2009, the total return for the 2020 Fund was 6.22%, while the total return for the 2020 Index was 6.31%.

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon. For the period from November 4, 2008 (inception date of the 2025 Fund) through July 31, 2009, the total return for the 2025 Fund was 5.97%, while the total return for the 2025 Index was 6.08%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent the market consensus for asset allocations which target an approximate 2030 retirement horizon. For the period from November 4, 2008 (inception date of the 2030 Fund) through July 31, 2009, the total return for the 2030 Fund was 5.52%, while the total return for the 2030 Index was 5.66%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon. For the period from November 4, 2008 (inception date of the 2035 Fund) through July 31, 2009, the total return for the 2035 Fund was 5.18%, while the total return for the 2035 Index was 5.29%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent the market consensus for asset allocations which target an approximate 2040 retirement horizon. For the period from November 4, 2008 (inception date of the 2040 Fund) through July 31, 2009, the total return for the 2040 Fund was 4.96%, while the total return for the 2040 Index was 5.07%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the use of representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of July 31, 2009)

Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Domestic Equity
iShares S&P 500 Index Fund	23.64%	31.12%	37.64%	43.04%	47.37%	50.69%	53.04%	54.43%
iShares S&P MidCap 400 Index Fund	1.85%	2.71%	3.47%	4.13%	4.71%	5.20%	5.61%	5.94%
iShares S&P SmallCap 600 Index Fund	2.50%	3.78%	4.88%	5.82%	6.60%	7.23%	7.72%	8.07%
Total Domestic Equity	27.99%	37.61%	45.99%	52.99%	58.68%	63.12%	66.37%	68.44%

International Equity
iShares MSCI EAFE Index Fund	6.23%	8.51%	10.70%	12.43%	13.85%	14.97%	15.81%	16.38%
iShares MSCI Emerging Markets Index Fund	–	1.06%	1.53%	2.03%	2.45%	2.78%	3.04%	3.21%
Total International Equity	6.23%	9.57%	12.23%	14.46%	16.30%	17.75%	18.85%	19.59%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	42.54%	35.64%	29.51%	24.11%	19.38%	15.95%	12.03%	9.48%
iShares Barclays Short Treasury Bond Fund	15.61%	10.94%	7.23%	4.42%	2.48%	1.37%	1.07%	1.00%
iShares Barclays TIPS Bond Fund	6.06%	4.50%	3.19%	2.13%	1.28%	–	–	–
Total Domestic Fixed Income	64.21%	51.08%	39.93%	30.66%	23.14%	17.32%	13.10%	10.48%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	1.57%	1.74%	1.85%	1.89%	1.88%	1.81%	1.68%	1.49%
Total Domestic Real Estate	1.57%	1.74%	1.85%	1.89%	1.88%	1.81%	1.68%	1.49%

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of July 31, 2009, and will vary over time. Holdings are subject to change.

8	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

PERFORMANCE AS OF JULY 31, 2009

	Cumulative Total Return

	Inception to 7/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX
S&P Target Date Retirement Income	6.31%	8.57%	6.39%
S&P Target Date 2010	6.41%	8.29%	6.49%
S&P Target Date 2015	6.39%	6.43%	6.48%
S&P Target Date 2020	6.22%	6.33%	6.31%
S&P Target Date 2025	5.97%	5.96%	6.08%
S&P Target Date 2030	5.52%	5.60%	5.66%
S&P Target Date 2035	5.18%	8.09%	5.29%
S&P Target Date 2040	4.96%	5.85%	5.07%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

10	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

12	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/4/08 for each of the Funds.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (2/1/09 to 7/31/09)
S&P Conservative
Actual	$1,000.00	$1,066.60	0.11%	$0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Moderate
Actual	1,000.00	1,109.70	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Growth
Actual	1,000.00	1,165.30	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Aggressive
Actual	1,000.00	1,233.10	0.11	0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55

14	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)  (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value (2/1/09)	Ending Account Value (7/31/09)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (2/1/09 to 7/31/09)
S&P Target Date Retirement Income
Actual	$1,000.00	$1,089.20	0.11%	$0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2010
Actual	1,000.00	1,113.80	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2015
Actual	1,000.00	1,137.20	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2020
Actual	1,000.00	1,158.90	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2025
Actual	1,000.00	1,178.50	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2030
Actual	1,000.00	1,196.70	0.11	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2035
Actual	1,000.00	1,211.60	0.11	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2040
Actual	1,000.00	1,221.80	0.11	0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.95%

DOMESTIC FIXED INCOME – 76.28%
iShares Barclays Aggregate Bond Fund	26,845	$2,767,719
iShares Barclays Short Treasury Bond Fund	27,110	2,987,522
iShares Barclays TIPS Bond Fund	22,313	2,261,199

		8,016,440

DOMESTIC EQUITY – 17.86%
iShares Cohen & Steers Realty Majors Index Fund	8,111	321,926
iShares S&P 500 Index Fund	10,678	1,058,510
iShares S&P MidCap 400 Index Fund	5,950	372,589
iShares S&P SmallCap 600 Index Fund	2,539	124,056

		1,877,081

INTERNATIONAL EQUITY – 5.81%
iShares MSCI EAFE Index Fund	12,105	610,213

		610,213

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,085,994)		10,503,734

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	6,223	$6,223

		6,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,223)		6,223

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $10,092,217)		10,509,957

Other Assets, Less Liabilities – (0.01)%		(927)

NET ASSETS – 100.00%		$10,509,030

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P MODERATE ALLOCATION FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.93%

DOMESTIC FIXED INCOME – 57.44%
iShares Barclays Aggregate Bond Fund	43,662	$4,501,552
iShares Barclays Short Treasury Bond Fund	36,968	4,073,874
iShares Barclays TIPS Bond Fund	20,745	2,102,298

		10,677,724

DOMESTIC EQUITY – 28.08%
iShares Cohen & Steers Realty Majors Index Fund	13,826	548,754
iShares S&P 500 Index Fund	36,461	3,614,379
iShares S&P MidCap 400 Index Fund	10,140	634,967
iShares S&P SmallCap 600 Index Fund	8,657	422,981

		5,221,081

INTERNATIONAL EQUITY – 14.41%
iShares MSCI EAFE Index Fund	47,796	2,409,396
iShares MSCI Emerging Markets Index Fund	7,551	269,722

		2,679,118

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $17,504,976)		18,577,923

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	13,559	$13,559

		13,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,559)		13,559

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $17,518,535)		18,591,482

Other Assets, Less Liabilities – (0.00)%		(613)

NET ASSETS – 100.00%		$18,590,869

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® S&P GROWTH ALLOCATION FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.93%

DOMESTIC FIXED INCOME – 39.03%
iShares Barclays Aggregate Bond Fund	53,113	$5,475,950
iShares Barclays Short Treasury Bond Fund	23,326	2,570,525
iShares Barclays TIPS Bond Fund	23,801	2,411,993

		10,458,468

DOMESTIC EQUITY – 37.98%
iShares Cohen & Steers Realty Majors Index Fund	6,341	251,674
iShares S&P 500 Index Fund	58,983	5,846,985
iShares S&P MidCap 400 Index Fund	41,883	2,622,714
iShares S&P SmallCap 600 Index Fund	29,800	1,456,028

		10,177,401

INTERNATIONAL EQUITY – 22.92%
iShares MSCI EAFE Index Fund	107,101	5,398,962
iShares MSCI Emerging Markets Index Fund	20,818	743,619

		6,142,581

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $24,453,473)		26,778,450

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	19,845	$19,845

		19,845

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,845)		19,845

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $24,473,318)		26,798,295

Other Assets, Less Liabilities – (0.00)%		(993)

NET ASSETS – 100.00%		$26,797,302

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.90%

DOMESTIC EQUITY – 57.27%
iShares S&P 500 Index Fund	50,257	$4,981,976
iShares S&P MidCap 400 Index Fund	68,266	4,274,817
iShares S&P SmallCap 600 Index Fund	31,792	1,553,357

		10,810,150

INTERNATIONAL EQUITY – 26.62%
iShares MSCI EAFE Index Fund	80,010	4,033,304
iShares MSCI Emerging Markets Index Fund	27,762	991,659

		5,024,963

DOMESTIC FIXED INCOME – 16.01%
iShares Barclays Aggregate Bond Fund	21,517	2,218,403
iShares Barclays TIPS Bond Fund	7,935	804,133

		3,022,536

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $16,886,814)		18,857,649

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	18,228	$18,228

		18,228

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,228)		18,228

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $16,905,042)		18,875,877

Other Assets, Less Liabilities – (0.00)%		(236)

NET ASSETS – 100.00%		$18,875,641

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC FIXED INCOME – 64.18%
iShares Barclays Aggregate Bond Fund	10,978	$1,131,832
iShares Barclays Short Treasury Bond Fund	3,768	415,233
iShares Barclays TIPS Bond Fund	1,591	161,232

		1,708,297

DOMESTIC EQUITY – 29.54%
iShares Cohen & Steers Realty Majors Index Fund	1,055	41,873
iShares S&P 500 Index Fund	6,345	628,980
iShares S&P MidCap 400 Index Fund	787	49,282
iShares S&P SmallCap 600 Index Fund	1,358	66,352

		786,487

INTERNATIONAL EQUITY – 6.22%
iShares MSCI EAFE Index Fund	3,286	165,647

		165,647

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,603,732)		2,660,431

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	1,740	$1,740

		1,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,740)		1,740

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,605,472)		2,662,171

Other Assets, Less Liabilities – (0.01)%		(242)

NET ASSETS – 100.00%		$2,661,929

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2010 INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.93%

DOMESTIC FIXED INCOME – 51.04%
iShares Barclays Aggregate Bond Fund	9,363	$965,325
iShares Barclays Short Treasury Bond Fund	2,689	296,328
iShares Barclays TIPS Bond Fund	1,203	121,912

		1,383,565

DOMESTIC EQUITY – 39.32%
iShares Cohen & Steers Realty Majors Index Fund	1,189	47,191
iShares S&P 500 Index Fund	8,504	843,002
iShares S&P MidCap 400 Index Fund	1,173	73,453
iShares S&P SmallCap 600 Index Fund	2,094	102,313

		1,065,959

INTERNATIONAL EQUITY – 9.57%
iShares MSCI EAFE Index Fund	4,575	230,626
iShares MSCI Emerging Markets Index Fund	804	28,719

		259,345

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,646,784)		2,708,869

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	2,114	$2,114

		2,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,114)		2,114

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,648,898)		2,710,983

Other Assets, Less Liabilities – (0.01)%		(244)

NET ASSETS – 100.00%		$2,710,739

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® S&P TARGET DATE 2015 INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.93%

DOMESTIC EQUITY – 47.80%
iShares Cohen & Steers Realty
Majors Index Fund	1,264	$50,168
iShares S&P 500 Index Fund	10,311	1,022,129
iShares S&P MidCap 400 Index Fund	1,504	94,181
iShares S&P SmallCap 600 Index Fund	2,713	132,557

		1,299,035

DOMESTIC FIXED INCOME – 39.91%
iShares Barclays Aggregate Bond Fund	7,774	801,499
iShares Barclays Short Treasury Bond Fund	1,782	196,376
iShares Barclays TIPS Bond Fund	856	86,747

		1,084,622

INTERNATIONAL EQUITY – 12.22%
iShares MSCI EAFE Index Fund	5,763	290,513
iShares MSCI Emerging Markets
Index Fund	1,162	41,507

		332,020

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,642,817)		2,715,677

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%[a]	2,122	$2,122

		2,122

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,122)		2,122

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $2,644,939)		2,717,799

Other Assets, Less Liabilities – (0.01)%		(243)

NET ASSETS – 100.00%		$2,717,556

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2020 INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.93%

DOMESTIC FIXED INCOME – 30.64%
iShares Barclays Aggregate Bond Fund	6,356	$655,304
iShares Barclays Short Treasury Bond Fund	1,091	120,228
iShares Barclays TIPS Bond Fund	570	57,764

		833,296

DOMESTIC EQUITY – 54.84%
iShares Cohen & Steers Realty Majors Index Fund	1,296	51,438
iShares S&P 500 Index Fund	11,799	1,169,635
iShares S&P MidCap 400 Index Fund	1,791	112,152
iShares S&P SmallCap 600 Index Fund	3,237	158,160

		1,491,385

INTERNATIONAL EQUITY – 14.45%
iShares MSCI EAFE Index Fund	6,701	337,797
iShares MSCI Emerging Markets Index Fund	1,546	55,223

		393,020

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,650,473)		2,717,701

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	2,240	$2,240

		2,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,240)		2,240

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $2,652,713)		2,719,941

Other Assets, Less Liabilities – (0.01)%		(242)

NET ASSETS – 100.00%		$2,719,699

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P TARGET DATE 2025 INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC EQUITY – 60.52%
iShares Cohen & Steers Realty Majors Index Fund	1,931	$76,641
iShares S&P 500 Index Fund	19,483	1,931,349
iShares S&P MidCap 400 Index Fund	3,066	191,993
iShares S&P SmallCap 600 Index Fund	5,509	269,170

		2,469,153

DOMESTIC FIXED INCOME – 23.13%
iShares Barclays Aggregate Bond Fund	7,665	790,262
iShares Barclays Short Treasury Bond Fund	917	101,053
iShares Barclays TIPS Bond Fund	515	52,190

		943,505

INTERNATIONAL EQUITY – 16.29%
iShares MSCI EAFE Index Fund	11,200	564,592
iShares MSCI Emerging Markets Index Fund	2,798	99,945

		664,537

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,904,291)		4,077,195

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	3,030	$3,030

		3,030

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,030)		3,030

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $3,907,321)		4,080,225

Other Assets, Less Liabilities – (0.01)%		(352)

NET ASSETS – 100.00%		$4,079,873

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2030 INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.88%

DOMESTIC EQUITY – 64.85%
iShares Cohen & Steers Realty Majors Index Fund	1,850	$73,426
iShares S&P 500 Index Fund	20,785	2,060,417
iShares S&P MidCap 400 Index Fund	3,372	211,155
iShares S&P SmallCap 600 Index Fund	6,016	293,942

		2,638,940

INTERNATIONAL EQUITY – 17.74%
iShares MSCI EAFE Index Fund	12,073	608,600
iShares MSCI Emerging Markets Index Fund	3,168	113,161

		721,761

DOMESTIC FIXED INCOME – 17.29%
iShares Barclays Aggregate Bond Fund	6,286	648,087
iShares Barclays Short Treasury Bond Fund	505	55,651

		703,738

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,906,434)		4,064,439

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS – 0.13%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	5,196	$5,196

		5,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,196)		5,196

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $3,911,630)		4,069,635

Other Assets, Less Liabilities – (0.01)%		(359)

NET ASSETS – 100.00%		$4,069,276

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P TARGET DATE 2035 INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.90%

DOMESTIC EQUITY – 67.98%
iShares Cohen & Steers Realty Majors Index Fund	1,143	$45,366
iShares S&P 500 Index Fund	14,479	1,435,303
iShares S&P MidCap 400 Index Fund	2,423	151,728
iShares S&P SmallCap 600 Index Fund	4,276	208,925

		1,841,322

INTERNATIONAL EQUITY – 18.83%
iShares MSCI EAFE Index Fund	8,489	427,930
iShares MSCI Emerging Markets Index Fund	2,301	82,192

		510,122

DOMESTIC FIXED INCOME – 13.09%
iShares Barclays Aggregate Bond Fund	3,157	325,487
iShares Barclays Short Treasury Bond Fund	263	28,983

		354,470

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,656,857)		2,705,914

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.12%[a]	3,112	$3,112

		3,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,112)		3,112

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $2,659,969)		2,709,026

Other Assets, Less Liabilities – (0.01)%		(239)

NET ASSETS – 100.00%		$2,708,787

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

26	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2040 INDEX FUND

July 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.90%

DOMESTIC EQUITY – 69.87%
iShares Cohen & Steers Realty Majors Index Fund	1,015	$40,285
iShares S&P 500 Index Fund	14,836	1,470,693
iShares S&P MidCap 400 Index Fund	2,564	160,558
iShares S&P SmallCap 600 Index Fund	4,464	218,111

		1,889,647

INTERNATIONAL EQUITY – 19.57%
iShares MSCI EAFE Index Fund	8,778	442,499
iShares MSCI Emerging Markets Index Fund	2,430	86,800

		529,299

DOMESTIC FIXED INCOME – 10.46%
iShares Barclays Aggregate Bond Fund	2,484	256,100
iShares Barclays Short Treasury Bond Fund	244	26,889

		282,989

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,651,358)		2,701,935

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%[a]	2,877	$2,877

		2,877

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,877)		2,877

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $2,654,235)		2,704,812

Other Assets, Less Liabilities – (0.01)%		(238)

NET ASSETS – 100.00%		$2,704,574

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2009

	iShares S&P Allocation Fund
	Conservative	Moderate	Growth	Aggressive

ASSETS
Investments, at cost:	$10,092,217	$17,518,535	$24,473,318	$16,905,042

Investments in securities, at fair value (Note 1):	$10,509,957	$18,591,482	$26,798,295	$18,875,877
Receivables:
Capital shares sold	–	897	977	1,245
Securities lending income (Note 5)	1	17	159	35

Total Assets	10,509,958	18,592,396	26,799,431	18,877,157

LIABILITIES
Payables:
Investment advisory fees (Note 2)	928	1,527	2,129	1,516

Total Liabilities	928	1,527	2,129	1,516

NET ASSETS	$10,509,030	$18,590,869	$26,797,302	$18,875,641

Net assets consist of:
Paid-in capital	$10,114,642	$17,531,151	$24,564,839	$17,025,114
Undistributed net investment income	–	18,745	20,066	7,162
Accumulated net realized loss	(23,352)	(31,974)	(112,580)	(127,470)
Net unrealized appreciation	417,740	1,072,947	2,324,977	1,970,835

NET ASSETS	$10,509,030	$18,590,869	$26,797,302	$18,875,641

Shares outstanding[a]	400,000	700,000	1,000,000	700,000

Net asset value per share	$26.27	$26.56	$26.80	$26.97

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2009

	iShares S&P Target Date Index Fund
	Retirement Income	2010	2015	2020

ASSETS
Investments, at cost:	$2,605,472	$2,648,898	$2,644,939	$2,652,713

Investments in securities, at fair value (Note 1):	$2,662,171	$2,710,983	$2,717,799	$2,719,941

Total Assets	2,662,171	2,710,983	2,717,799	2,719,941

LIABILITIES
Payables:
Investment advisory fees (Note 2)	242	244	243	242

Total Liabilities	242	244	243	242

NET ASSETS	$2,661,929	$2,710,739	$2,717,556	$2,719,699

Net assets consist of:
Paid-in capital	$2,627,375	$2,634,406	$2,633,557	$2,634,209
Undistributed net investment income	–	36,275	35,712	34,971
Accumulated net realized loss	(22,145)	(22,027)	(24,573)	(16,709)
Net unrealized appreciation	56,699	62,085	72,860	67,228

NET ASSETS	$2,661,929	$2,710,739	$2,717,556	$2,719,699

Shares outstanding[a]	100,000	100,000	100,000	100,000

Net asset value per share	$26.62	$27.11	$27.18	$27.20

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2009

	iShares S&P Target Date Index Fund
	2025	2030	2035	2040

ASSETS
Investments, at cost:	$3,907,321	$3,911,630	$2,659,969	$2,654,235

Investments in securities, at fair value (Note 1):	$4,080,225	$4,069,635	$2,709,026	$2,704,812
Receivables:
Securities lending income (Note 5)	9	–	–	–

Total Assets	4,080,234	4,069,635	2,709,026	2,704,812

LIABILITIES
Payables:
Investment advisory fees (Note 2)	361	359	239	238

Total Liabilities	361	359	239	238

NET ASSETS	$4,079,873	$4,069,276	$2,708,787	$2,704,574

Net assets consist of:
Paid-in capital	$3,852,624	$3,864,481	$2,634,825	$2,630,906
Undistributed net investment income	55,719	46,927	32,101	30,223
Accumulated net realized loss	(1,374)	(137)	(7,196)	(7,132)
Net unrealized appreciation	172,904	158,005	49,057	50,577

NET ASSETS	$4,079,873	$4,069,276	$2,708,787	$2,704,574

Shares outstanding[a]	150,000	150,000	100,000	100,000

Net asset value per share	$27.20	$27.13	$27.09	$27.05

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended July 31, 2009

	iShares S&P Allocation Fund
	Conservative[a]	Moderate[a]	Growth[a]	Aggressive[a]

NET INVESTMENT INCOME
Dividends from Underlying Funds	$114,223	$196,293	$344,821	$313,457
Interest	5	8	12	10
Securities lending income	46	239	1,837	1,732

Total investment income	114,274	196,540	346,670	315,199

EXPENSES
Investment advisory fees (Note 2)	10,369	16,905	25,997	22,581

Total expenses	10,369	16,905	25,997	22,581
Less investment advisory fees waived (Note 2)	(5,807)	(9,467)	(14,558)	(12,646)

Net expenses	4,562	7,438	11,439	9,935

Net investment income	109,712	189,102	335,231	305,264

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(23,173)	(33,145)	(121,281)	(251,553)
In-kind redemptions	151,509	126,692	615,721	(640,376)
Realized gain distributions from Underlying Funds	137	83	122	–

Net realized gain (loss)	128,473	93,630	494,562	(891,929)

Net change in unrealized appreciation (depreciation)	417,740	1,072,947	2,324,977	1,970,835

Net realized and unrealized gain	546,213	1,166,577	2,819,539	1,078,906

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$655,925	$1,355,679	$3,154,770	$1,384,170

[a]	For the period from November 4, 2008 (commencement of operations) to July 31, 2009.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Continued)

iSHARES® TRUST

Period ended July 31, 2009

	iShares S&P Target Date Index Fund
	Retirement Income[a]	2010[a]	2015[a]	2020[a]

NET INVESTMENT INCOME
Dividends from Underlying Funds	$55,629	$56,254	$56,427	$56,277
Interest	2	2	2	2
Securities lending income	84	42	–	–

Total investment income	55,715	56,298	56,429	56,279

EXPENSES
Investment advisory fees (Note 2)	4,656	4,622	4,566	4,511

Total expenses	4,656	4,622	4,566	4,511
Less investment advisory fees waived (Note 2)	(2,608)	(2,588)	(2,557)	(2,526)

Net expenses	2,048	2,034	2,009	1,985

Net investment income	53,667	54,264	54,420	54,294

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(22,236)	(22,727)	(25,482)	(17,941)
In-kind redemptions	85,032	85,727	78,227	73,223
Realized gain distributions from Underlying Funds	25	19	14	10

Net realized gain	62,821	63,019	52,759	55,292

Net change in unrealized appreciation (depreciation)	56,699	62,085	72,860	67,228

Net realized and unrealized gain	119,520	125,104	125,619	122,520

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,187	$179,368	$180,039	$176,814

[a]	For the period from November 4, 2008 (commencement of operations) to July 31, 2009.

See notes to financial statements.

32	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended July 31, 2009

	iShares S&P Target Date Index Fund
	2025[a]	2030[a]	2035[a]	2040[a]

NET INVESTMENT INCOME
Dividends from Underlying Funds	$118,508	$70,623	$54,354	$52,756
Interest	4	3	2	2
Securities lending income	757	–	130	81

Total investment income	119,269	70,626	54,486	52,839

EXPENSES
Investment advisory fees (Note 2)	8,946	5,543	4,366	4,338

Total expenses	8,946	5,543	4,366	4,338
Less investment advisory fees waived (Note 2)	(5,010)	(3,104)	(2,445)	(2,429)

Net expenses	3,936	2,439	1,921	1,909

Net investment income	115,333	68,187	52,565	50,930

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,274)	1,681	(9,428)	(10,240)
In-kind redemptions	(120,779)	204,501	60,425	55,816
Realized gain distributions from Underlying Funds	18	3	–	–

Net realized gain (loss)	(125,035)	206,185	50,997	45,576

Net change in unrealized appreciation (depreciation)	172,904	158,005	49,057	50,577

Net realized and unrealized gain	47,869	364,190	100,054	96,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,202	$432,377	$152,619	$147,083

[a]	For the period from November 4, 2008 (commencement of operations) to July 31, 2009.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund
	Period from November 4, 2008[a] to July 31, 2009	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$109,712	$189,102
Net realized gain	128,473	93,630
Net change in unrealized appreciation (depreciation)	417,740	1,072,947

Net increase in net assets resulting from operations	655,925	1,355,679

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(110,296)	(170,440)
From net realized gain	(480)	–

Total distributions to shareholders	(110,776)	(170,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,799,712	19,945,655
Cost of shares redeemed	(3,835,831)	(2,540,025)

Net increase in net assets from capital share transactions	9,963,881	17,405,630

INCREASE IN NET ASSETS	10,509,030	18,590,869

NET ASSETS
Beginning of period	–	–

End of period	$10,509,030	$18,590,869

Undistributed net investment income included in net assets at end of period	$–	$18,745

SHARES ISSUED AND REDEEMED
Shares sold	550,000	800,000
Shares redeemed	(150,000)	(100,000)

Net increase in shares outstanding	400,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

34	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund	iShares S&P Aggressive Allocation Fund
	Period from November 4, 2008[a] to July 31, 2009	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$335,231	$305,264
Net realized gain (loss)	494,562	(891,929)
Net change in unrealized appreciation (depreciation)	2,324,977	1,970,835

Net increase in net assets resulting from operations	3,154,770	1,384,170

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(315,287)	(298,102)

Total distributions to shareholders	(315,287)	(298,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,585,018	31,657,601
Cost of shares redeemed	(13,627,199)	(13,868,028)

Net increase in net assets from capital share transactions	23,957,819	17,789,573

INCREASE IN NET ASSETS	26,797,302	18,875,641

NET ASSETS
Beginning of period	–	–

End of period	$26,797,302	$18,875,641

Undistributed net investment income included in net assets at end of period	$20,066	$7,162

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	1,350,000
Shares redeemed	(550,000)	(650,000)

Net increase in shares outstanding	1,000,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund
	Period from November 4, 2008[a] to July 31, 2009	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,667	$54,264
Net realized gain	62,821	63,019
Net change in unrealized appreciation (depreciation)	56,699	62,085

Net increase in net assets resulting from operations	173,187	179,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(53,692)	(18,008)
From net realized gain	(242)	–

Total distributions to shareholders	(53,934)	(18,008)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,837,976	3,848,948
Cost of shares redeemed	(1,295,300)	(1,299,569)

Net increase in net assets from capital share transactions	2,542,676	2,549,379

INCREASE IN NET ASSETS	2,661,929	2,710,739

NET ASSETS
Beginning of period	–	–

End of period	$2,661,929	$2,710,739

Undistributed net investment income included in net assets at end of period	$–	$36,275

SHARES ISSUED AND REDEEMED
Shares sold	150,000	150,000
Shares redeemed	(50,000)	(50,000)

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

36	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund
	Period from November 4, 2008[a] to July 31, 2009	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,420	$54,294
Net realized gain	52,759	55,292
Net change in unrealized appreciation (depreciation)	72,860	67,228

Net increase in net assets resulting from operations	180,039	176,814

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,722)	(19,333)

Total distributions to shareholders	(18,722)	(19,333)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,849,144	3,847,867
Cost of shares redeemed	(1,292,905)	(1,285,649)

Net increase in net assets from capital share transactions	2,556,239	2,562,218

INCREASE IN NET ASSETS	2,717,556	2,719,699

NET ASSETS
Beginning of period	–	–

End of period	$2,717,556	$2,719,699

Undistributed net investment income included in net assets at end of period	$35,712	$34,971

SHARES ISSUED AND REDEEMED
Shares sold	150,000	150,000
Shares redeemed	(50,000)	(50,000)

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund	iShares S&P Target Date 2030 Index Fund
	Period from November 4, 2008[a] to July 31, 2009	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$115,333	$68,187
Net realized gain (loss)	(125,035)	206,185
Net change in unrealized appreciation (depreciation)	172,904	158,005

Net increase in net assets resulting from operations	163,202	432,377

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,632)	(21,263)

Total distributions to shareholders	(59,632)	(21,263)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,648,515	4,928,823
Cost of shares redeemed	(4,672,212)	(1,270,661)

Net increase in net assets from capital share transactions	3,976,303	3,658,162

INCREASE IN NET ASSETS	4,079,873	4,069,276

NET ASSETS
Beginning of period	–	–

End of period	$4,079,873	$4,069,276

Undistributed net investment income included in net assets at end of period	$55,719	$46,927

SHARES ISSUED AND REDEEMED
Shares sold	350,000	200,000
Shares redeemed	(200,000)	(50,000)

Net increase in shares outstanding	150,000	150,000

[a]	Commencement of operations.

See notes to financial statements.

38	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund
	Period from November 4, 2008[a] to July 31, 2009	Period from November 4, 2008[a] to July 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$52,565	$50,930
Net realized gain	50,997	45,576
Net change in unrealized appreciation (depreciation)	49,057	50,577

Net increase in net assets resulting from operations	152,619	147,083

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,464)	(20,707)

Total distributions to shareholders	(20,464)	(20,707)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,841,782	3,839,189
Cost of shares redeemed	(1,265,150)	(1,260,991)

Net increase in net assets from capital share transactions	2,576,632	2,578,198

INCREASE IN NET ASSETS	2,708,787	2,704,574

NET ASSETS
Beginning of period	–	–

End of period	$2,708,787	$2,704,574

Undistributed net investment income included in net assets at end of period	$32,101	$30,223

SHARES ISSUED AND REDEEMED
Shares sold	150,000	150,000
Shares redeemed	(50,000)	(50,000)

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Conservative Allocation Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.44

Income from investment operations:
Net investment income[b]	0.49
Net realized and unrealized gain[c]	0.77

Total from investment operations	1.26

Less distributions from:
Net investment income	(0.43)

Total distributions	(0.43)

Net asset value, end of period	$26.27

Total return	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,509
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.65%
Portfolio turnover rate[g]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Moderate Allocation Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.60

Income from investment operations:
Net investment income[b]	0.52
Net realized and unrealized gain[c]	0.86

Total from investment operations	1.38

Less distributions from:
Net investment income	(0.42)

Total distributions	(0.42)

Net asset value, end of period	$26.56

Total return	5.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,591
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.80%
Portfolio turnover rate[g]	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Growth Allocation Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.79

Income from investment operations:
Net investment income[b]	0.58
Net realized and unrealized gain[c]	0.88

Total from investment operations	1.46

Less distributions from:
Net investment income	(0.45)

Total distributions	(0.45)

Net asset value, end of period	$26.80

Total return	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,797
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	3.22%
Portfolio turnover rate[g]	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Aggressive Allocation Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.96

Income from investment operations:
Net investment income[b]	0.59
Net realized and unrealized gain[c]	0.91

Total from investment operations	1.50

Less distributions from:
Net investment income	(0.49)

Total distributions	(0.49)

Net asset value, end of period	$26.97

Total return	6.04%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,876
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	3.38%
Portfolio turnover rate[g]	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date Retirement Income Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.58

Income from investment operations:
Net investment income[b]	0.53
Net realized and unrealized gain[c]	1.05

Total from investment operations	1.58

Less distributions from:
Net investment income	(0.54)

Total distributions	(0.54)

Net asset value, end of period	$26.62

Total return	6.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,662
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.88%
Portfolio turnover rate[g]	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2010 Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.66

Income from investment operations:
Net investment income[b]	0.54
Net realized and unrealized gain[c]	1.09

Total from investment operations	1.63

Less distributions from:
Net investment income	(0.18)

Total distributions	(0.18)

Net asset value, end of period	$27.11

Total return	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,711
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.94%
Portfolio turnover rate[g]	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2015 Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.74

Income from investment operations:
Net investment income[b]	0.54
Net realized and unrealized gain[c]	1.09

Total from investment operations	1.63

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$27.18

Total return	6.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,718
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.98%
Portfolio turnover rate[g]	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2020 Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.81

Income from investment operations:
Net investment income[b]	0.54
Net realized and unrealized gain[c]	1.04

Total from investment operations	1.58

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$27.20

Total return	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,720
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	3.01%
Portfolio turnover rate[g]	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2025 Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.88

Income from investment operations:
Net investment income[b]	0.57
Net realized and unrealized gain[c]	0.95

Total from investment operations	1.52

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$27.20

Total return	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,080
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	3.22%
Portfolio turnover rate[g]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2030 Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.94

Income from investment operations:
Net investment income[b]	0.54
Net realized and unrealized gain[c]	0.86

Total from investment operations	1.40

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$27.13

Total return	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,069
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	3.08%
Portfolio turnover rate[g]	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2035 Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$25.98

Income from investment operations:
Net investment income[b]	0.52
Net realized and unrealized gain[c]	0.79

Total from investment operations	1.31

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$27.09

Total return	5.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,709
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	3.01%
Portfolio turnover rate[g]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2040 Index Fund
Period from Nov. 4, 2008[a] to Jul. 31, 2009

Net asset value, beginning of period	$26.00

Income from investment operations:
Net investment income[b]	0.51
Net realized and unrealized gain[c]	0.75

Total from investment operations	1.26

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$27.05

Total return	4.96%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,705
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.94%
Portfolio turnover rate[g]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Conservative Allocation, iShares S&P Moderate Allocation, iShares S&P Growth Allocation and iShares S&P Aggressive Allocation Funds (each, a “Fund,” collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “iShares S&P Target Date Funds”). The iShares S&P Allocation Funds and iShares S&P Target Date Funds (collectively, the “Funds”) commenced operations on November 4, 2008.

The investment objective of each of the iShares S&P Allocation Funds and iShares S&P Target Date Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an S&P Target Risk Index or S&P Target Date Index, respectively (each, an “Underlying Index”). Each Underlying Index is comprised entirely of securities of iShares Funds (each, an “Underlying Fund”, collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Each Fund is an exchange-traded fund (“ETF”) fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

52	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of July 31, 2009, the value of each Fund’s investments in each of its Underlying Funds was classified as a Level 1 price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in the Underlying Fund, nor the levels of the investments held within each Underlying Fund.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net assets and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2009, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

iShares Allocation/Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings
S&P Conservative	$–	$394,388	$–	$394,388
S&P Moderate	18,745	1,040,973	–	1,059,718
S&P Growth	20,066	2,227,478	(15,081)	2,232,463
S&P Aggressive	7,162	1,864,229	(20,864)	1,850,527
S&P Target Date Retirement Income	–	34,554	–	34,554
S&P Target Date 2010	36,275	40,058	–	76,333
S&P Target Date 2015	35,712	48,287	–	83,999
S&P Target Date 2020	34,971	50,519	–	85,490
S&P Target Date 2025	55,719	171,530	–	227,249
S&P Target Date 2030	46,927	157,868	–	204,795
S&P Target Date 2035	32,101	41,936	(75)	73,962
S&P Target Date 2040	30,223	43,667	(222)	73,668

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the period ended July 31, 2009 were as follows:

iShares Allocation/Index Fund	2009
S&P Conservation Allocation
Distributions paid from:
Ordinary income	$110,776

Total Distributions	$110,776

S&P Moderate Allocation
Distributions paid from:
Ordinary income	$170,440

Total Distributions	$170,440

S&P Growth Allocation
Distributions paid from:
Ordinary income	$315,287

Total Distributions	$315,287

S&P Aggressive Allocation
Distributions paid from:
Ordinary income	$298,102

Total Distributions	$298,102

S&P Target Date Retirement Income
Distributions paid from:
Ordinary income	$53,934

Total Distributions	$53,934

S&P Target Date 2010
Distributions paid from:
Ordinary income	$18,008

Total Distributions	$18,008

S&P Target Date 2015
Distributions paid from:
Ordinary income	$18,722

Total Distributions	$18,722

S&P Target Date 2020
Distributions paid from:
Ordinary income	$19,333

Total Distributions	$19,333

S&P Target Date 2025
Distributions paid from:
Ordinary income	$59,632

Total Distributions	$59,632

54	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	2009
S&P Target Date 2030
Distributions paid from:
Ordinary income	$21,263

Total Distributions	$21,263

S&P Target Date 2035
Distributions paid from:
Ordinary income	$20,464

Total Distributions	$20,464

S&P Target Date 2040
Distributions paid from:
Ordinary income	$20,707

Total Distributions	$20,707

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended July 31, 2009.

From November 4, 2008 to July 31, 2009, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2010, as follows:

iShares Allocation/Index Fund	Deferred Net Realized Capital Losses
S&P Growth	$15,081
S&P Aggressive	20,864
S&P Target Date 2035	75
S&P Target Date 2040	222

The Funds do not have net capital loss carryforwards as of July 31, 2009, the tax year-end of the Funds.

For the period ended July 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended July 31, 2009 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
S&P Conservative	$10,115,569	$397,051	$(2,663)	$394,388
S&P Moderate	17,550,509	1,045,035	(4,062)	1,040,973
S&P Growth	24,570,817	2,230,446	(2,968)	2,227,478
S&P Aggressive	17,011,648	1,864,229	–	1,864,229
S&P Target Date Retirement Income	2,627,617	40,892	(6,338)	34,554
S&P Target Date 2010	2,670,925	46,431	(6,373)	40,058
S&P Target Date 2015	2,669,512	54,328	(6,041)	48,287
S&P Target Date 2020	2,669,422	56,708	(6,189)	50,519
S&P Target Date 2025	3,908,695	177,996	(6,466)	171,530
S&P Target Date 2030	3,911,767	161,905	(4,037)	157,868
S&P Target Date 2035	2,667,090	55,526	(13,590)	41,936
S&P Target Date 2040	2,661,145	58,442	(14,775)	43,667

Management has reviewed the tax positions as of July 31, 2009 and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisers (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to receive an annual investment advisory fee of 0.25% of the average daily net assets of each Fund. BGFA has contractually agreed to waive a portion of the advisory fees it is entitled to receive from each Fund, in an amount equal to 0.14%, through October 31, 2009. After giving effect to the fee waiver, BGFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BGFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

56	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended July 31, 2009, BGI earned securities lending agent fees as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Conservative	$ 46
S&P Moderate	239
S&P Growth	1,837
S&P Aggressive	1,732
S&P Target Date Retirement Income	84

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Target Date 2010	$ 42
S&P Target Date 2025	757
S&P Target Date 2035	130
S&P Target Date 2040	81

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2009 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$420,036	$351,889
S&P Moderate	642,070	615,801
S&P Growth	1,261,018	1,220,318
S&P Aggressive	1,468,027	1,445,381
S&P Target Date Retirement Income	503,445	501,875
S&P Target Date 2010	540,628	503,692
S&P Target Date 2015	477,558	443,621
S&P Target Date 2020	418,024	385,017
S&P Target Date 2025	475,980	418,704
S&P Target Date 2030	436,539	388,094
S&P Target Date 2035	267,559	235,564
S&P Target Date 2040	282,719	252,315

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the period ended July 31, 2009 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$13,721,904	$3,832,393
S&P Moderate	19,922,717	2,537,557
S&P Growth	37,533,269	13,614,936
S&P Aggressive	31,612,845	13,856,748
S&P Target Date Retirement Income	3,834,327	1,294,961
S&P Target Date 2010	3,844,692	1,297,844
S&P Target Date 2015	3,844,342	1,288,207
S&P Target Date 2020	3,843,426	1,281,242
S&P Target Date 2025	8,639,960	4,667,892
S&P Target Date 2030	4,923,153	1,271,346
S&P Target Date 2035	3,837,485	1,263,620
S&P Target Date 2040	3,835,284	1,259,906

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s Underlying Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

58	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and be entitled to vote at the meeting.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the period ended July 31, 2009, events and transactions through September 22, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

NOTES TO FINANCIAL STATEMENTS	59

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund, iShares S&P Growth Allocation Fund, iShares S&P Aggressive Allocation Fund, iShares S&P Target Date Retirement Income Index Fund, iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund and iShares S&P Target Date 2040 Index Fund (the “Funds”), at July 31, 2009, the results of each of their operations and the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2009

60	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended July 31, 2009 qualified for the dividends-received deduction:

iShares Allocation/Index Fund	Dividends- Received Deduction

S&P Conservation	9.41%
S&P Moderate	20.87
S&P Growth	24.17
S&P Aggressive	37.10
S&P Target Date Retirement Income	20.79
S&P Target Date 2010	78.89

iShares Allocation/Index Fund	Dividends- Received Deduction

S&P Target Date 2015	90.95%
S&P Target Date 2020	100.00
S&P Target Date 2025	76.52
S&P Target Date 2030	100.00
S&P Target Date 2035	100.00
S&P Target Date 2040	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2009:

iShares Allocation/Index Fund	Qualified Dividend Income
S&P Conservation	$22,284
S&P Moderate	78,236
S&P Growth	169,759
S&P Aggressive	215,873
S&P Target Date Retirement Income	16,270
S&P Target Date 2010	18,008

iShares Allocation/Index Fund	Qualified Dividend Income
S&P Target Date 2015	$18,722
S&P Target Date 2020	19,333
S&P Target Date 2025	59,632
S&P Target Date 2030	21,263
S&P Target Date 2035	20,464
S&P Target Date 2040	20,707

Under Section 871(k)(2)(C) of the Code, certain Funds hereby designate the following amounts as short-term capital gains distributions for the tax year ended July 31, 2009:

iShares Allocation/Index Fund	Short-Term Capital Gains Distributions
S&P Conservation	$480
S&P Target Date Retirement Income	242

In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	61

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same period. To the extent that any of the comparison funds included in the Lipper Group track the same index

62	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. As part of this discussion, the Board noted that after giving effect to fee waivers, the net total expense ratio with respect to each Fund appropriately reflects services to be rendered to the Funds by BGFA, inclusive of services to the underlying iShares funds comprising the Funds’ investable assets. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the investment advisory fee rates of the Funds, as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board also considered the effect of fee waivers in place for the Funds. In light of this history, the Board determined that the current breakpoints were appropriate and warranted at this juncture for the identified Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

64	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Conservative Allocation Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.81%
Greater than 1.5% and Less than 2.0%	8	6.45
Greater than 1.0% and Less than 1.5%	30	24.19
Greater than 0.5% and Less than 1.0%	27	21.77
Between 0.5% and –0.5%	49	39.51
Less than –0.5% and Greater than –1.0%	4	3.23
Less than –1.0% and Greater than –1.5%	4	3.23
Less than –1.5% and Greater than –2.0%	1	0.81

	124	100.00%

SUPPLEMENTAL INFORMATION	65

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Moderate Allocation Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	8	6.45%
Greater than 1.0% and Less than 1.5%	19	15.32
Greater than 0.5% and Less than 1.0%	35	28.23
Between 0.5% and –0.5%	54	43.55
Less than –0.5% and Greater than –1.0%	5	4.03
Less than –1.0% and Greater than –1.5%	2	1.61
Less than –1.5% and Greater than –2.0%	1	0.81

	124	100.00%

iShares S&P Growth Allocation Fund Period Covered: January 1, 2009 through June 30, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	2	1.61%
Greater than 2.5% and Less than 3.0%	1	0.81
Greater than 2.0% and Less than 2.5%	1	0.81
Between 0.5% and –0.5%	118	95.15
Less than –1.0% and Greater than –1.5%	1	0.81
Less than –2.0%	1	0.81

	124	100.00%

iShares S&P Aggressive Allocation Fund
Period Covered: January 1, 2009 through June 30, 2009
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	1.61%
Greater than 1.5% and Less than 2.0%	4	3.23
Greater than 0.5% and Less than 1.0%	2	1.61
Between 0.5% and –0.5%	115	92.74
Less than –0.5%	1	0.81

	124	100.00%

66	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date Retirement Income Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	2	1.61%
Greater than 5.0% and Less than 5.5%	2	1.61
Greater than 4.5% and Less than 5.0%	9	7.26
Greater than 4.0% and Less than 4.5%	10	8.06
Greater than 3.5% and Less than 4.0%	11	8.87
Greater than 3.0% and Less than 3.5%	3	2.42
Greater than 2.5% and Less than 3.0%	4	3.23
Greater than 2.0% and Less than 2.5%	4	3.23
Greater than 1.5% and Less than 2.0%	4	3.23
Greater than 1.0% and Less than 1.5%	5	4.03
Greater than 0.5% and Less than 1.0%	11	8.87
Between 0.5% and –0.5%	51	41.12
Less than –0.5% and Greater than –1.0%	2	1.61
Less than –1.0% and Greater than –1.5%	4	3.23
Less than –1.5% and Greater than –2.0%	1	0.81
Less than –2.0%	1	0.81

	124	100.00%

iShares S&P Target Date 2010 Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	2	1.61%
Greater than 4.5% and Less than 5.0%	2	1.61
Greater than 4.0% and Less than 4.5%	1	0.81
Greater than 3.5% and Less than 4.0%	18	14.52
Greater than 3.0% and Less than 3.5%	13	10.48
Greater than 2.5% and Less than 3.0%	18	14.52
Greater than 2.0% and Less than 2.5%	8	6.45
Greater than 1.5% and Less than 2.0%	5	4.03
Greater than 1.0% and Less than 1.5%	3	2.42
Greater than 0.5% and Less than 1.0%	9	7.26
Between 0.5% and –0.5%	37	29.83
Less than –0.5% and Greater than –1.0%	1	0.81
Less than –1.0% and Greater than –1.5%	2	1.61
Less than –1.5% and Greater than –2.0%	1	0.81
Less than –3.0% and Greater than –3.5%	1	0.81
Less than –4.0% and Greater than –4.5%	2	1.61
Less than –4.5% and Greater than –5.0%	1	0.81

	124	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2015 Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	124	100.00%

	124	100.00%

iShares S&P Target Date 2020 Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.81%
Between 0.5% and –0.5%	123	99.19

	124	100.00%

iShares S&P Target Date 2025 Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.81%
Between 0.5% and –0.5%	123	99.19

	124	100.00%

iShares S&P Target Date 2030 Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	1.61%
Between 0.5% and –0.5%	122	98.39

	124	100.00%

68	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2035 Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	4	3.23%
Greater than 5.0% and Less than 5.5%	1	0.81
Greater than 4.5% and Less than 5.0%	1	0.81
Greater than 4.0% and Less than 4.5%	5	4.03
Greater than 3.5% and Less than 4.0%	11	8.87
Greater than 3.0% and Less than 3.5%	12	9.68
Greater than 2.5% and Less than 3.0%	9	7.26
Greater than 2.0% and Less than 2.5%	7	5.65
Greater than 1.5% and Less than 2.0%	6	4.84
Greater than 1.0% and Less than 1.5%	7	5.65
Greater than 0.5% and Less than 1.0%	6	4.84
Between 0.5% and –0.5%	39	31.42
Less than –0.5% and Greater than –1.0%	5	4.03
Less than –1.0% and Greater than –1.5%	4	3.23
Less than –2.0% and Greater than –2.5%	1	0.81
Less than –2.5% and Greater than –3.0%	2	1.61
Less than –3.0% and Greater than –3.5%	1	0.81
Less than –4.0% and Greater than –4.5%	2	1.61
Less than –4.5% and Greater than –5.0%	1	0.81

	124	100.00%

iShares S&P Target Date 2040 Index Fund

Period Covered: January 1, 2009 through June 30, 2009

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.81%
Greater than 3.5% and Less than 4.0%	3	2.42
Greater than 3.0% and Less than 3.5%	3	2.42
Greater than 2.5% and Less than 3.0%	7	5.65
Greater than 2.0% and Less than 2.5%	4	3.23
Greater than 1.5% and Less than 2.0%	10	8.06
Greater than 1.0% and Less than 1.5%	17	13.71
Greater than 0.5% and Less than 1.0%	8	6.45
Between 0.5% and –0.5%	71	57.25

	124	100.00%

SUPPLEMENTAL INFORMATION	69

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 179 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

The address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee and Chairman (since 2003).	Non-Executive Chairman (since 2009), iShares; Global Chief Executive Officer (2008-2009) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of BGFA; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP.

*	Lee T. Kranefuss is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

70	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 70	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance (since 1994), Emeritus, Stanford University: Graduate School of Business.	Director (since 2002) of iShares, Inc.; Lead Independent Director (since 2006) of iShares, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

J. Darrell Duffie, 55	Trustee (since 2008).	Professor (since 1984) of Stanford University: Graduate School of Business.	Director (since 2008) of iShares, Inc.; Director (since 2008) of Moody’s Corp.

Cecilia H. Herbert, 60	Trustee (since 2005).	Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (since 2002) and Chair (2006-2007) of the Finance and Investment Committees (since 2006) of the Thacher School.	Director (since 2005) of iShares, Inc.; Advisory Board Member (since 2009) of Forward Funds.

Charles A. Hurty, 65	Trustee (since 2005).	Retired. Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of ProMark Absolute Return Strategies Fund LLC (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 54	Trustee (since 2005).	Chief Investment Officer (since 2002) of Santa Clara University.	Director (since 2005) of iShares, Inc.

*John E. Martinez, 48	Trustee (since 2003).	Director (since 2005) of EquityRock Capital Management; Director (since 2003) of Larkin Street Youth Services.	Director (since 2003) of iShares, Inc.; Chairman (since 2007) of Independent Review Committee, Canadian iShares Funds.

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 54	Trustee (since 2007).	President and Co-Founder (since 2006) of The Bravitas Group, Inc.; Member (since 2006) of Non-Investor Advisory Board of Russia Partners II, LP; Director and member (2006-2009) of the Audit and Compensation Committee of EPAM Systems, Inc.; President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer (1999-2005) of UBS Services USA, LLC; Managing Director (2000-2005) of UBS America, Inc.; Director and Vice Chairman (since 2001) of the YMCA of Greater NYC; Broadway Producer (since 2006); Co- Founder and Vice President (since 2008) of Parentgiving Inc.	Director (since 2007) of iShares, Inc.

*	Prior to August 13, 2009, John E. Martinez was deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI. Effective August 13, 2009, John E. Martinez is a non-interested person notwithstanding his former affiliation with BGFA and its affiliates prior to 2002.

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 43	President (since 2007).	Head (since 2007) of Americas iShares, BGI; Chief Operating Officer (2003-2007) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director and Chief Financial Officer (since 2005) of Barclays Global Investors International, Inc.	None.

Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

72	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Senior Director (since 2009) of Fund Administration of Intermediary Investor Business of BGI; Director (2004-2009) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 57	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 46	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

Amy Schioldager, 46	Executive Vice President (since 2007).	Global Head (since 2008) of Index Equity, BGI; Global Head (since 2006-2008) of U.S. Indexing, BGI; Head (2001-2006) of Domestic Equity Portfolio Management, BGI.	None.

Patrick O’Connor, 41	Vice President (since 2007).	Head (since 2006) of iShares Portfolio Management, BGI; Senior Portfolio Manager (1999-2006) of BGI.	None.

Lee Sterne, 43	Vice President (since 2007).	Head (since 2007) of U.S. Fixed Income Index and iShares, BGI; Senior Portfolio Manager (2004-2007) of BGI; Portfolio Manager (2001-2004) of BGI.	None.

Matt Tucker, 36	Vice President (since 2007).	Director (since 2009) of Fixed Income Investment Strategy, BGI; Head (2005-2008) of U.S. Fixed Income Investment Solutions, BGI; Fixed Income Investment Strategist (2003-2005) of BGI.	None.

TRUSTEE AND OFFICER INFORMATION	73

Notes:

74	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	75

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares U.S. Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

76	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	77

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Annual Report.

iS-1241-0909

78	2009 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

www.ishares.com

1-800-ishares (1-800-474-2737)

The ishares funds are distributed by SEI investment distribution co. (SEI). Barclays global fund advisors (BGFA) serves as an adviser to its ishares Funds. BGFA is a subsidiary of

Barclays global investors, n.a. (BGI), neither of which is affiliated with SEI.

The shares funds are not sponsored, endorsed, issued, sold or promoted by standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the ishares funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays global investors. All rights reserved. iShares is a registered trademark of Barclay’s global investors N.A. All other trademarks servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal

A description of the policies that the funds use to determine how to vote proxies relating to portfolio securities and information about how the funds voted proxies relating to portfolio securities during the most recent twelve-month period ended june 30 is available without charge upon request, by calling toll free 1 800 474 2737: on the fund’s website at www.ishares.com; and on the U.S securities and exchange commission (SEC) website at www.sec.gov

The funds file their complete schedules of portfolio holdings wit the sec for the first and third quarter of each fiscal year on form N-Q the funds’ forms N-Q are available on the SEC’s website or may be reviewed and copied at the Sec’s public reference Room in Washington, D.C information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330 the funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the fund’s website.

This report is intended for the Funds’ shareholders .it may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Ishares® let’s build a better investment world ® Barclays Global Investors BCLAR0-74-0709

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2009, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty series of the Registrant for which the fiscal year-end is July 31, 2009 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $241,933 for the fiscal year ended July 31, 2008 and $418,958 for the fiscal year ended July 31, 2009.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2008 and July 31, 2009 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $34,615 for the fiscal year ended July 31, 2008 and $96,900 for the fiscal year ended July 31, 2009.

(d) All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2008 and July 31, 2009 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2009 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,815,649 for the fiscal year ended July 31, 2008 and $3,638,136 for the fiscal year ended July 31, 2009.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and J. Darrell Duffie.

Item 6.	Schedule of Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 25, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 25, 2009